MANUFACTURERS INVESTMENT TRUST
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

August 24, 1998




Dear Investors:

It is once again my pleasure to present the semi-annual financial statements of the Manufacturers Investment Trust (the "Trust"), the mutual fund which is the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect the results of operations for the six months ended June 30, 1998. During that period, total net assets of the Trust grew from $10.45 billion on December 31, 1997 to $12.32 billion on June 30, 1998. This 18% increase in net assets reflects strong asset appreciation and the continued demand for variable insurance products as vehicles for retirement and estate planning.

For the six month period ended June 30, 1998, US stock and bond markets continued to provide strong returns for investors. The Dow Jones Industrial Index rose 14.1% and the S&P 500 Index was up 17.7% over this period, reflecting the strong performance of the largest US companies. US bond prices also rose with the Lehman Brothers Aggregate Bond Index up 3.9% for that period. These markets have been supported by solid economic growth, accommodative credit, low inflation and low interest rates. International stock markets were also stronger as seen in the 16.1% rise in the first half of this year for the MSCI EAFE Index. Overall, the performance of our active managers reflected the performance of their asset classes and investment styles, with two-thirds outperforming the average of their Morningstar mutual fund peer groups.

Since the end of June, stock markets have been more volatile than at any time in the past three years. The S&P 500 peaked on July 17th and has since fallen off by over 10%. The ongoing market volatility reinforces our belief that long-term investors will benefit from a diversified investment program reviewed periodically with a financial advisor. The Trust, with its many investment options and multiple managers specializing in a broad array of investment disciplines, is designed to offer you the opportunity to create such a diversified investment program. No matter how efficient an investment portfolio you might build, your degree of success in achieving your financial goals will still depend, in part, on the quality of investment management you choose. The management team we have assembled today offers an exceptional level of expertise, industry knowledge and diversity of investment styles.

We will continue to work to offer you the best investment management services available. The investment services industry, however, continues to experience rapid change. In the first half of 1998, a large number of consolidations, mergers and acquisitions reshaped the industry. Part of our commitment to you is on-going review of performance and other events that impact our investment managers. As a result, this was a particularly active time for us. Among our investment managers, Salomon Brothers Asset Management, Oechsle International Advisors, and Founders Asset Management all experienced ownership changes. We have been in close consultation with each manager during these changes and are working with each one to assess any possible impact that these transactions may have in view of the high standards we have set for the management of your assets. If warranted, we would anticipate that any changes be implemented in May, 1999. We are also considering the addition of more high quality portfolios and managers to further enhance the investment offerings at that time.

We are confident that our innovative products and services along with our outstanding investment management team will provide you with a solid framework for planning your financial future. Thank you for choosing Manulife Financial.

Sincerely,


/s/ John D. DesPrez III

John D. DesPrez III
President

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                                   Page
                                                                                   ----

     Statements of Assets and Liabilities.......................................     1

     Statements of Operations...................................................     8

     Statements of Changes in Net Assets........................................    15

     Financial Highlights.......................................................    27

     Portfolio of Investments:

            Pacific Rim Emerging Markets Trust..................................    63

            Science & Technology Trust..........................................    66

            International Small Cap Trust.......................................    68

            Emerging Growth Trust...............................................    70

            Pilgrim Baxter Growth Trust.........................................    72

            Small/Mid Cap Trust.................................................    75

            International Stock Trust...........................................    77

            Worldwide Growth Trust..............................................    81

            Global Equity Trust.................................................    83

            Small Company Value Trust...........................................    86

            Equity Trust........................................................    93

            Growth Trust........................................................    99

            Quantitative Equity Trust...........................................   101

            Equity Index Trust..................................................   103

            Blue Chip Growth Trust..............................................   111

            Real Estate Securities Trust........................................   114

            Value Trust.........................................................   115

            International Growth and Income Trust...............................   117

            Growth and Income Trust.............................................   121

            Equity-Income Trust.................................................   123

            Balanced Trust......................................................   126

            Aggressive, Moderate and Conservative Asset Allocation Trusts.......   129

            High Yield Trust....................................................   159

            Strategic Bond Trust................................................   163

            Global Government Bond Trust........................................   171

            Capital Growth Bond Trust...........................................   172

            Investment Quality Bond Trust.......................................   174

            U.S. Government Securities Trust....................................   180

            Money Market Trust..................................................   181

            Lifestyle Aggressive 1000 Trust.....................................   182

            Lifestyle Growth 820 Trust..........................................   182

            Lifestyle Balanced 640 Trust........................................   182

            Lifestyle Moderate 460 Trust........................................   183

            Lifestyle Conservative 280 Trust....................................   183

     Notes to Financial Statements..............................................   184

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   PACIFIC RIM                                                          PILGRIM
                                                     EMERGING        SCIENCE &      INTERNATIONAL      EMERGING          BAXTER
                                                     MARKETS        TECHNOLOGY        SMALL CAP         GROWTH           GROWTH
ASSETS                                                TRUST            TRUST            TRUST            TRUST            TRUST
                                                   -----------     ------------     -------------    ------------     ------------

Investments in securities, at value
  (Includes a repurchase agreement
  of $28,469,000 in the International
  Small Cap Trust) (See accompanying
  portfolio of investments) ....................   $24,082,180     $140,777,157     $166,591,744     $360,222,477     $155,322,210
Forward foreign currency contracts to
  buy, at value (Cost $536,861)
  (Notes 2 and 8) ..............................            --               --          537,482               --               --
Receivable for forward foreign currency
  contracts to sell (Notes 2 and 8) ............            --               --        1,257,475               --               --
Cash ...........................................           722              819              241              435               77
Foreign currency (Cost: $3,392,009,
  $1,763 and $1,145,976 in the Pacific
  Rim Emerging Markets, Science &
  Technology and International Small Cap
  Trusts, respectively) (Note 2) ...............     3,323,710            1,746        1,517,998               --               --
Receivables:
       Investments sold ........................         2,383           68,026        1,261,372        1,428,221          568,323
       Dividends and interest ..................        57,041            9,117          102,563           16,011              697
       Foreign tax withholding reclaims ........         2,580              388          100,165               --               --
Other assets ...................................           192              656            1,010            2,091              817
                                                   -----------     ------------     ------------     ------------     ------------
           Total assets ........................    27,468,808      140,857,909      171,370,050      361,669,235      155,892,124
                                                   -----------     ------------     ------------     ------------     ------------

LIABILITIES

Forward foreign currency contracts to
  sell at value (Cost: $1,257,475)
  (Notes 2 and 8) ..............................            --               --        1,261,372               --               --
Payables:
       Forward foreign currency contracts
        to buy (Notes 2 and 8) .................            --               --          536,861               --               --
       Investments purchased ...................       116,546        3,440,987          763,870        2,556,777          509,273
       Dividend and interest withholding tax ...         5,412              477           17,537               --               --
       Custodian fee ...........................        13,712               --           24,226            6,979            2,236
       Securities lending ......................     3,203,518       27,572,460       11,635,753       54,175,553       31,537,857
       Other accrued expenses ..................         1,026            4,817              660           15,539           10,468
                                                   -----------     ------------     ------------     ------------     ------------
           Total liabilities ...................     3,340,214       31,018,741       14,240,279       56,754,848       32,059,834
                                                   -----------     ------------     ------------     ------------     ------------

NET ASSETS .....................................   $24,128,594     $109,839,168     $157,129,771     $304,914,387     $123,832,290
                                                   ===========     ============     ============     ============     ============

Net assets consist of:
       Undistributed net investment income
         (loss) (Note 2) .......................   $    54,795     $   (367,002)    $    462,127     $   (757,213)    $   (371,306)
       Accumulated undistributed net
         realized gain (loss) on investments,
         foreign currency and forward foreign
         currency contracts ....................    (4,301,340)       1,412,505       (1,385,614)      12,557,430        3,057,033
       Unrealized appreciation (depreciation)
         on:
         Investments ...........................    (9,561,414)       9,277,014       32,890,119       48,389,366        5,318,452
         Foreign currency and forward foreign
           currency contracts ..................       (65,963)             (25)         (22,004)              --               --
       Capital shares at par value of $.01
           (Note 4) ............................        39,830           68,779           94,591          120,684           94,542
       Additional paid-in capital ..............    37,962,686       99,447,897      125,090,552      244,604,120      115,733,569
                                                   -----------     ------------     ------------     ------------     ------------

             Net assets ........................   $24,128,594     $109,839,168     $157,129,771     $304,914,387     $123,832,290
                                                   ===========     ============     ============     ============     ============

Capital shares outstanding (Note 4) ............     3,982,976        6,877,851        9,459,083       12,068,384        9,454,164
                                                   -----------     ------------     ------------     ------------     ------------
Net asset value, offering price and
  redemption price per share ...................   $      6.06     $      15.97     $      16.61     $      25.27     $      13.10
                                                   ===========     ============     ============     ============     ============

Investments in securities, at
  identified cost (Note 2) .....................   $33,643,594     $131,500,143     $133,701,625     $311,833,111     $150,003,758
                                                   ===========     ============     ============     ============     ============







The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           SMALL
                                                    SMALL/MID      INTERNATIONAL     WORLDWIDE         GLOBAL             COMPANY
                                                       CAP             STOCK          GROWTH           EQUITY              VALUE
ASSETS                                                TRUST            TRUST           TRUST            TRUST              TRUST
                                                  ------------     -------------    -----------     --------------     ------------

Investments in securities, at value
  (Includes a repurchase agreement of
  $7,220,000 in the Worldwide Growth
  Trust) (See accompanying portfolio
  of investments) .............................   $421,572,415     $230,762,741     $41,226,808     $1,088,509,412     $144,217,886
Receivable for forward foreign currency
  contracts to sell (Notes 2 and 8) ...........             --               --              --         52,882,650               --
Forward foreign currency contracts to
  buy, at value (Cost: $98,404) (Notes 2
  and 8) ......................................             --               --          98,682                 --               --
Cash ..........................................             --              315               9                556               --
Foreign currency (Cost: $530,095,
  $150,620 and $2,457,573 in the
  International Stock, Worldwide Growth
  and Global Equity Trusts, respectively)
  (Note 2) ....................................             --          532,470         150,235          2,458,980               --
Receivables:
       Investments sold .......................      4,854,161           69,429              --         10,118,407        1,508,441
       Dividends and interest .................        105,834          260,285          41,912          2,256,465          149,097
       Foreign tax withholding reclaims .......             --          106,754          14,529            441,897               --
Other assets ..................................          2,204            1,254             212              6,838           14,381
                                                  ------------     ------------     -----------     --------------     ------------
           Total assets .......................    426,534,614      231,733,248      41,532,387      1,156,675,205      145,889,805
                                                  ------------     ------------     -----------     --------------     ------------

LIABILITIES

Forward foreign currency contracts to
  sell, at value (Cost: $52,882,650)
  (Notes 2 and 8) .............................             --               --              --         53,582,237               --
Payables:
       Forward foreign currency contracts
         to buy (Notes 2 and 8) ...............             --               --          98,404                 --               --
       Investments purchased ..................     11,340,297               --         266,807                 --        1,218,593
       Dividend and interest withholding
         tax ..................................             --           28,036           5,131            107,869               --
       Due to custodian .......................             --               --              --                 --           13,623
       Custodian fee ..........................          5,602           23,026           3,229             65,940               --
       Securities lending .....................     77,319,495       28,566,612       6,576,592        130,224,090       17,449,045
       Other accrued expenses .................         20,113           13,603           2,069             40,182            7,686
                                                  ------------     ------------     -----------     --------------     ------------
           Total liabilities ..................     88,685,507       28,631,277       6,952,232        184,020,318       18,688,947
                                                  ------------     ------------     -----------     --------------     ------------

NET ASSETS ....................................   $337,849,107     $203,101,971     $34,580,155     $  972,654,887     $127,200,858
                                                  ============     ============     ===========     ==============     ============

Net assets consist of:
       Undistributed net investment
         income (loss) (Note 2) ...............   $   (550,468)    $  1,207,033     $   186,232     $    5,156,770     $    114,327
       Accumulated undistributed net
         realized gain (loss) on
         investments, foreign currency
         and forward foreign currency
         contracts ............................     28,442,066       (1,669,213)        580,086         41,671,937       (1,923,008)
       Unrealized appreciation
         (depreciation) on:
         Investments ..........................     58,843,112       19,394,766       3,334,403        198,985,944        2,074,865
         Foreign currency and forward
           foreign currency contracts .........             --            3,619              (6)          (645,773)              --
       Capital shares at par value of
           $.01 (Note 4) ......................        182,761          155,940          21,830            475,939          102,141
       Additional paid-in capital .............    250,931,636      184,009,826      30,457,610        727,010,070      126,832,533
                                                  ------------     ------------     -----------     --------------     ------------

             Net assets .......................   $337,849,107     $203,101,971     $34,580,155     $  972,654,887     $127,200,858
                                                  ============     ============     ===========     ==============     ============

Capital shares outstanding (Note 4) ...........     18,276,105       15,593,977       2,183,020         47,593,856       10,214,105
                                                  ------------     ------------     -----------     --------------     ------------
Net asset value, offering price and
  redemption price per share ..................   $      18.49     $      13.02     $     15.84     $        20.44     $      12.45
                                                  ============     ============     ===========     ==============     ============

Investments in securities, at identified
  cost (Note 2) ...............................   $362,729,303     $211,367,975     $37,892,405     $  889,523,468     $142,143,021
                                                  ============     ============     ===========     ==============     ============






The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  QUANTITATIVE     EQUITY       BLUE CHIP
                                                    EQUITY           GROWTH          EQUITY         INDEX         GROWTH
ASSETS                                               TRUST            TRUST           TRUST         TRUST         TRUST
                                                --------------    ------------    ------------   -----------   ------------

Investments in securities, at value
  (Includes a repurchase agreement of
  $7,167,000 in the Equity Index Trust)
  (See accompanying portfolio of
  investments) ...............................  $1,891,455,283    $263,861,377    $232,635,719   $47,707,736   $979,022,645
Cash .........................................             927             602             884           307            476
Foreign currency (Cost: $148,511,
  $100,083 and $38 in the Equity, Growth
  and Blue Chip Growth Trusts, respectively)
  (Note 2) ...................................         147,683          99,654              --            --             38
Receivables:
       Investments sold ......................      11,037,734         808,258         956,333            --             --
       Dividends and interest ................       1,266,973         163,886         156,895        39,459        609,547
       Foreign tax withholding reclaims ......         147,550           4,037              --           196          2,577
Other assets .................................          11,629           1,450           1,386           259          5,858
                                                --------------    ------------    ------------   -----------   ------------
           Total assets ......................   1,904,067,779     264,939,264     233,751,217    47,747,957    979,641,141
                                                --------------    ------------    ------------   -----------   ------------

LIABILITIES

Payables:
       Investments purchased .................      11,569,626         289,206       4,969,399            --      5,533,421
       Dividend and interest withholding
          tax ................................          10,008              --             473             3          6,937
       Variation margin for open futures
          contracts ..........................              --              --              --        57,375             --
       Custodian fee .........................          11,214           5,584           4,163            --          5,489
       Securities lending ....................     242,870,601      24,122,903      14,232,456     3,122,824     79,909,800
       Other accrued expenses ................          91,523          11,900           9,863         1,160         49,074
                                                --------------    ------------    ------------   -----------   ------------
          Total liabilities ..................     254,552,972      24,429,593      19,216,354     3,181,362     85,504,721
                                                --------------    ------------    ------------   -----------   ------------

NET ASSETS ...................................  $1,649,514,807    $240,509,671    $214,534,863   $44,566,595   $894,136,420
                                                ==============    ============    ============   ===========   ============

Net assets consist of:
       Undistributed net investment income
         (Note 2) ............................  $    2,779,192    $    492,977    $    904,804   $   330,131   $  1,711,657
       Accumulated undistributed net
         realized gain on investments,
         futures, foreign currency and
         forward foreign currency contracts ..     114,793,361      10,967,238      25,500,484       977,050     37,504,251
       Unrealized appreciation
         (depreciation) on:
         Investments .........................     123,450,926      37,558,409      18,547,399     4,264,077    239,519,212
         Futures contracts ...................              --              --              --       270,571             --
         Foreign currency and forward
           foreign currency contracts ........          (1,895)           (501)             --            --             (6)
       Capital shares at par value of
           $.01 (Note 4) .....................         829,443         122,114          93,738        30,942        518,270
       Additional paid-in capital ............   1,407,663,780     191,369,434     169,488,438    38,693,824    614,883,036
                                                --------------    ------------    ------------   -----------   ------------

             Net assets ......................  $1,649,514,807    $240,509,671    $214,534,863   $44,566,595   $894,136,420
                                                ==============    ============    ============   ===========   ============

Capital shares outstanding (Note 4) ..........      82,944,313      12,211,438       9,373,815     3,094,226     51,826,958
                                                --------------    ------------    ------------   -----------   ------------
Net asset value, offering price and
  redemption price per share .................  $        19.89    $      19.70    $      22.89   $     14.40   $      17.25
                                                ==============    ============    ============   ===========   ============

Investments in securities, at
  identified cost (Note 2) ...................  $1,768,004,357    $226,302,968    $214,088,320   $43,443,659   $739,503,433
                                                ==============    ============    ============   ===========   ============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                   INTERNATIONAL
                                                     REAL ESTATE                    GROWTH AND      GROWTH AND          EQUITY-
                                                     SECURITIES         VALUE         INCOME          INCOME            INCOME
ASSETS                                                  TRUST           TRUST          TRUST           TRUST             TRUST
                                                    ------------    ------------   -------------  --------------    --------------

Investments in securities, at value
  (Includes a repurchase agreement of
  $30,499,000 in the Value Trust)
  (See accompanying portfolio of
  investments) ..................................   $204,132,182    $242,143,272   $269,909,907   $2,075,696,946    $1,093,887,035
Receivable for forward foreign
  currency contracts to sell (Notes 2
  and 8) ........................................             --              --     61,341,145               --                --
Forward foreign currency contracts to
  buy, at value (Cost: $28,642,883)
  (Notes 2 and 8) ...............................             --              --     28,292,738               --                --
Cash ............................................             13             998            829              905               470
Foreign currency (Cost: $1,246,711,
  $12,125 and and $1,630 in the
  International Growth and Income,
  Growth and Income and Equity-Income
  Trusts, respectively) (Note 2) ................             --              --      1,249,083            9,300             1,614
Receivables:
       Investments sold .........................      1,443,758         651,256      2,909,473               --            92,863
       Dividends and interest ...................      1,153,156         274,924        581,940        1,887,869         2,153,193
       Foreign tax withholding reclaims .........             --           1,197        284,096               --            16,728
Deferred organization expenses (Note 2) .........             --              --         14,860               --                --
Other assets ....................................          1,200           1,396          1,471           13,132             7,328
                                                    ------------    ------------   ------------   --------------    --------------
           Total assets .........................    206,730,309     243,073,043    364,585,542    2,077,608,152     1,096,159,231
                                                    ------------    ------------   ------------   --------------    --------------

LIABILITIES

Forward foreign currency contracts to
  sell, at value (Cost: $61,341,145)
  (Notes 2 and 8) ...............................             --              --     60,601,013               --                --
Payables:
       Forward foreign currency
         contracts to buy (Notes 2
         and 8) .................................             --              --     28,642,883               --                --
       Investments purchased ....................      1,825,311         109,990      4,529,905       14,408,006           643,536
       Dividend and interest withholding
         tax ....................................             --           2,847         66,649               --            20,474
       Custodian fee ............................          6,238          10,239         21,937            7,299             8,511
       Securities lending .......................     27,603,151      11,154,359     32,407,075       59,138,837        40,756,854
       Other accrued expenses ...................         10,148          13,482          9,869           82,453            48,508
                                                    ------------    ------------   ------------   --------------    --------------
           Total liabilities ....................     29,444,848      11,290,917    126,279,331       73,636,595        41,477,883
                                                    ------------    ------------   ------------   --------------    --------------

NET ASSETS ......................................   $177,285,461    $231,782,126   $238,306,211   $2,003,971,557    $1,054,681,348
                                                    ============    ============   ============   ==============    ==============

Net assets consist of:
       Undistributed net investment
         income (Note 2) ........................   $  4,298,188    $  1,374,813   $    481,478   $    7,678,988    $   10,675,100
       Accumulated undistributed net
         realized gain on investments,
         foreign currency and forward
         foreign currency contracts .............      5,058,517       5,004,099      8,581,858       26,662,983        31,681,881
       Unrealized appreciation
         (depreciation) on:
         Investments ............................     (4,269,646)      6,217,966     12,491,000      705,868,925       186,732,126
         Foreign currency and forward
           foreign currency contracts ...........             --              --        419,360           (2,825)            1,155
       Capital shares at par value of
           $.01 (Note 4) ........................        105,230         148,741        201,111          765,573           608,871
       Additional paid-in capital ...............    172,093,172     219,036,507    216,131,404    1,262,997,913       824,982,215
                                                    ------------    ------------   ------------   --------------    --------------

             Net assets .........................   $177,285,461    $231,782,126   $238,306,211   $2,003,971,557    $1,054,681,348
                                                    ============    ============   ============   ==============    ==============

Capital shares outstanding (Note 4) .............     10,522,965      14,874,143     20,110,958       76,557,302        60,887,052
                                                    ------------    ------------   ------------   --------------    --------------
Net asset value, offering price and
  redemption price per share ....................   $      16.85    $      15.58   $      11.85   $        26.18    $        17.32
                                                    ============    ============   ============   ==============    ==============

Investments in securities, at
  identified cost (Note 2) ......................   $208,401,828    $235,925,306   $257,418,907   $1,369,828,021    $  907,154,909
                                                    ============    ============   ============   ==============    ==============





The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       AGGRESSIVE      MODERATE      CONSERVATIVE
                                                                          ASSET          ASSET           ASSET           HIGH
                                                        BALANCED       ALLOCATION     ALLOCATION      ALLOCATION         YIELD
ASSETS                                                    TRUST           TRUST          TRUST           TRUST           TRUST
                                                      ------------    ------------   ------------    ------------    ------------

Investments in securities, at value
  (Includes repurchase agreements of
  $27,077,000 and $20,293,000 in the
  Balanced and Conservative Asset
  Allocation Trusts, respectively)
  (See accompanying portfolio of
  investments) ....................................   $226,622,011    $289,423,785   $679,830,039    $201,348,028    $174,414,638
Receivable for forward foreign
  currency contracts to sell (Notes 2
  and 8) ..........................................             --         139,574        286,791          59,417       5,755,066
Forward foreign currency contracts to
  buy, at value (Cost: $402,797)
  (Notes 2 and 8) .................................        401,518              --             --              --              --
Cash ..............................................            599             887            841          10,703             115
Foreign currency (Cost: $171,703,
  $69,237, $194,032,
  $43,564 and $32,860 in the Balanced,
  Aggressive, Moderate and Conservative
  Asset Allocation and High Yield
  Trusts, respectively) (Note 2) ..................        169,841          68,915        191,818          43,172          32,856
Receivables:
       Investments sold ...........................      2,944,244         720,936      1,731,780         209,024       1,486,117
       Variation margin for open futures
         contracts ................................             --           6,375         12,750           2,125          14,031
       Dividends and interest .....................      1,064,456         856,524      3,651,914       1,261,127       2,380,463
       Foreign tax withholding reclaims ...........         41,141          38,632         64,986          11,907              --
Other assets ......................................          1,398           1,829          4,412           1,878             862
                                                      ------------    ------------   ------------    ------------    ------------
           Total assets ...........................    231,245,208     291,257,457    685,775,331     202,947,381     184,084,148
                                                      ------------    ------------   ------------    ------------    ------------

LIABILITIES

Forward foreign currency contracts to
  sell, at value (Cost: $139,574,
  $286,791, $59,417 and $5,755,066 in
  the Aggressive, Moderate and
  Conservative Asset Allocation and
  High Yield Trusts, respectively)
  (Notes 2 and 8)..................................             --         140,144        289,179          59,659       5,735,009
Payables:
       Forward foreign currency contracts
         to buy (Notes 2 and 8) ...................        402,797              --             --              --              --
       Investments purchased ......................      2,877,023         999,817      3,607,089         214,702       2,609,055
       Variation margin for open futures
         contracts ................................             --          34,682             --              --              --
       Dividend and interest withholding
         tax ......................................          7,091           8,907         17,238           3,488          21,287
       Custodian fee ..............................         10,217          34,789         39,385          25,038             555
       Securities lending .........................     14,916,924      29,889,882     50,973,414       6,707,621      11,692,053
       Other accrued expenses .....................          8,479          10,496         24,190           8,427           8,102
                                                      ------------    ------------   ------------    ------------    ------------
          Total liabilities .......................     18,222,531      31,118,717     54,950,495       7,018,935      20,066,061
                                                      ------------    ------------   ------------    ------------    ------------

NET ASSETS ........................................   $213,022,677    $260,138,740   $630,824,836    $195,928,446    $164,018,087
                                                      ============    ============   ============    ============    ============

Net assets consist of:
       Undistributed net investment
         income (Note 2) ..........................   $  2,702,866    $  2,164,860   $  9,568,701    $  4,199,825    $  5,009,701
       Accumulated undistributed net
         realized gain on investments,
         futures, foreign currency and
         forward foreign currency
         contracts ................................     12,051,013      12,807,961     27,573,979       5,583,931       1,351,822
       Unrealized appreciation
         (depreciation) on:
          Investments .............................     13,606,974      59,394,053    105,969,789      17,607,817        (820,315)
          Futures contracts .......................             --         321,546        (72,787)        (12,131)         (1,969)
          Foreign currency and forward
          foreign currency contracts ..............         (3,828)            521         (3,064)           (726)         20,022
       Capital shares at par value of
         $.01 (Note 4) ............................        114,528         178,250        491,928         171,967         116,300
       Additional paid-in capital .................    184,551,124     185,271,549    487,296,290     168,377,763     158,342,526
                                                      ------------    ------------   ------------    ------------    ------------
             Net assets ...........................   $213,022,677    $260,138,740   $630,824,836    $195,928,446    $164,018,087
                                                      ============    ============   ============    ============    ============

Capital shares outstanding (Note 4) ...............     11,452,816      17,825,011     49,192,836      17,196,677      11,630,003
                                                      ------------    ------------   ------------    ------------    ------------
Net asset value, offering price and
  redemption price per share ......................   $      18.60    $      14.59   $      12.82    $      11.39    $      14.10
                                                      ============    ============   ============    ============    ============
Investments in securities, at
  identified cost (Note 2) ........................   $213,015,037    $230,029,732   $573,860,250    $183,740,211    $175,234,953
                                                      ============    ============   ============    ============    ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     GLOBAL         CAPITAL       INVESTMENT          U.S.
                                                     STRATEGIC     GOVERNMENT       GROWTH          QUALITY       GOVERNMENT
                                                       BOND           BOND           BOND            BOND         SECURITIES
ASSETS                                                 TRUST          TRUST          TRUST           TRUST           TRUST
                                                   ------------   ------------    -----------    ------------    ------------
Investments in securities, at value
  (Includes repurchase agreements of
  $8,774,000 and $76,539,000 in the
  Capital Growth Bond and U.S.
  Government Securities Trusts,
  respectively) (See accompanying
  portfolio of investments) ....................   $504,827,141   $206,917,986    $59,033,529    $303,758,821    $394,506,203
Receivable for forward foreign
  currency contracts to sell (Notes 2
  and 8) .......................................     23,864,932    216,293,725             --              --              --
Forward foreign currency contracts to
  buy, at value (Cost: $16,090,394 and
  $181,403,412 in the Strategic Bond
  and Global Government Bond Trusts,
  respectively) (Notes 2 and 8) ................     15,854,820    180,936,090             --              --              --
Cash ...........................................             --         15,471            108             383              32
Foreign currency (Cost: $14,713 and
  $8,005,316 in the Strategic Bond and
  Global Government Bond Trusts,
  respectively) (Note 2) .......................         14,564      8,217,300             --              --              --
Receivables:
       Investments sold ........................             --        684,606             --              --              --
       Dividends and interest ..................      6,599,025      4,719,779        869,922       4,485,559       2,229,814
       Foreign tax withholding reclaims ........             --             --             --              --              --
Other assets ...................................          2,725          1,443            382           1,422           1,874
                                                   ------------   ------------    -----------    ------------    ------------
           Total assets ........................    551,163,207    617,786,400     59,903,941     308,246,185     396,737,923
                                                   ------------   ------------    -----------    ------------    ------------

LIABILITIES
Forward foreign currency contracts to
  sell, at value (Cost: $23,864,932 and
  $216,293,725 in the Strategic Bond
  and Global Government Bond Trust,
  respectively) (Notes 2 and 8) ................     23,432,330    213,637,395             --              --              --
Payables:
       Forward foreign currency
         contracts to buy (Notes 2 and 8) ......     16,090,394    181,403,412             --              --              --
       Investments purchased ...................     58,573,266      1,574,368             --         184,229      71,935,302
       Dividend and interest withholding
         tax ...................................          3,769             --             --             297              --
       Due to custodian ........................         45,579             --             --              --              --
       Custodian fee ...........................         19,485         29,628          2,718           5,510           1,942
       Securities lending ......................     31,987,817     20,698,000      1,270,000      61,573,772      39,208,651
       Other accrued expenses ..................         21,703          7,622          3,052           9,651          13,989
Deferred mortgage dollar roll income ...........         25,914             --             --              --          30,062
                                                   ------------   ------------    -----------    ------------    ------------
          Total liabilities ....................    130,200,257    417,350,425      1,275,770      61,773,459     111,189,946
                                                   ------------   ------------    -----------    ------------    ------------

NET ASSETS .....................................   $420,962,950   $200,435,975    $58,628,171    $246,472,726    $285,547,977
                                                   ============   ============    ===========    ============    ============

Net assets consist of:
       Undistributed net investment
         income (Note 2) .......................   $ 14,435,526   $  4,692,678    $ 1,609,693    $  7,417,531    $  8,311,846
       Accumulated undistributed net
         realized gain (loss) on
         investments, foreign currency
         and forward foreign currency
         contracts .............................      2,690,671        200,702       (940,353)     (2,361,931)     (2,831,090)
       Unrealized appreciation
         (depreciation) on:
         Investments ...........................        722,737     (4,387,906)     2,141,657       4,408,576       3,529,223
         Foreign currency and forward
           foreign currency contracts ..........        184,161      2,193,023             --              --              --
       Capital shares at par value of
           $.01 (Note 4) .......................        354,552        155,166         50,560         206,413         214,882
       Additional paid-in capital ..............    402,575,303    197,582,312     55,766,614     236,802,137     276,323,116
                                                   ------------   ------------    -----------    ------------    ------------

             Net assets ........................   $420,962,950   $200,435,975    $58,628,171    $246,472,726    $285,547,977
                                                   ============   ============    ===========    ============    ============

Capital shares outstanding (Note 4) ............     35,455,243     15,516,606      5,055,965      20,641,355      21,488,200
                                                   ------------   ------------    -----------    ------------    ------------
Net asset value, offering price and
  redemption price per share ...................   $      11.87   $      12.92    $     11.60    $      11.94    $      13.29
                                                   ============   ============    ===========    ============    ============

Investments in securities, at
  identified cost (Note 2) .....................   $504,104,404   $211,305,892    $56,891,872    $299,350,245    $390,976,980
                                                   ============   ============    ===========    ============    ============




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                               LIFESTYLE     LIFESTYLE      LIFESTYLE      LIFESTYLE     LIFESTYLE
                                                   MONEY       AGGRESSIVE      GROWTH        BALANCED      MODERATE     CONSERVATIVE
                                                  MARKET          1000          820            640           460            280
ASSETS                                             TRUST         TRUST         TRUST          TRUST         TRUST          TRUST
                                               ------------   -----------   ------------   ------------   -----------   ------------

Investments in securities,
  at value (See accompanying
  portfolio of investments) ................   $497,234,248   $70,178,574   $321,612,502   $310,543,892   $97,117,271   $44,252,542
Cash .......................................            237         2,427             --          1,823            --            72
Receivables:
       Dividends and interest...............      4,060,148            --             --             --         1,349         1,231
       From adviser ........................             --         1,486         15,054         10,577         2,477         1,286
Other assets ...............................          2,990           421          1,942          1,774           505           219
                                               ------------   -----------   ------------   ------------   -----------   -----------
           Total assets ....................    501,297,623    70,182,908    321,629,498    310,558,066    97,121,602    44,255,350
                                               ------------   -----------   ------------   ------------   -----------   -----------

LIABILITIES

Payables:
       Dividends ...........................         69,765            --             --             --         1,349         1,231
       Custodian fee .......................          1,682            --             --             --            --            --
       Other accrued expenses ..............         19,069         1,687         16,289         12,352         2,981         1,505
                                               ------------   -----------   ------------   ------------   -----------   -----------
          Total liabilities ................         90,516         1,687         16,289         12,352         4,330         2,736
                                               ------------   -----------   ------------   ------------   -----------   -----------

NET ASSETS .................................   $501,207,107   $70,181,221   $321,613,209   $310,545,714   $97,117,272   $44,252,614
                                               ============   ===========   ============   ============   ===========   ===========

Net assets consist of:
       Accumulated undistributed net
         realized gain on investments ......             --   $ 1,173,751   $  3,464,813   $  2,295,967   $   750,492   $   115,105
       Unrealized appreciation
         on investments ....................             --     1,960,187      9,146,808      4,546,249     2,120,945       327,243
       Capital shares at par value
         of $.01 (Note 4) ..................   $    501,207        50,529        227,427        226,752        70,986        34,017
       Additional paid-in capital ..........    500,705,900    66,996,754    308,774,161    303,476,746    94,174,849    43,776,249
                                               ------------   -----------   ------------   ------------   -----------   -----------

             Net assets ....................   $501,207,107   $70,181,221   $321,613,209   $310,545,714   $97,117,272   $44,252,614
                                               ============   ===========   ============   ============   ===========   ===========

Capital shares outstanding (Note 4) ........     50,120,711     5,052,923     22,742,694     22,675,211     7,098,605     3,401,715
                                               ------------   -----------   ------------   ------------   -----------   -----------
Net asset value, offering price and
  redemption price per share ...............   $      10.00   $     13.89   $      14.14   $      13.70   $     13.68   $     13.01
                                               ============   ===========   ============   ============   ===========   ===========

Investments in securities,
  at identified cost (Note 2) ..............   $497,234,248   $68,218,387   $312,465,694   $305,997,643   $94,996,326   $43,925,299
                                               ============   ===========   ============   ============   ===========   ===========







    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                       PACIFIC RIM                                                   PILGRIM
                                                        EMERGING       SCIENCE &    INTERNATIONAL    EMERGING        BAXTER
                                                         MARKETS       TECHNOLOGY     SMALL CAP       GROWTH         GROWTH
                                                          TRUST          TRUST          TRUST          TRUST          TRUST
                                                       -----------    -----------   -------------   -----------    -----------

Investment Income:

        Interest (Net of $325 withholding
          tax in the Pacific Rim Emerging
          Markets Trust) ...........................   $   113,893    $   129,157    $   715,395    $   620,162    $   234,356
        Dividends (Net of $25,870, $2,415,
          $101,171 and $73 withholding tax
          in the Pacific Rim Emerging Markets,
          Science & Technology, International
          Small Cap and Pilgrim Baxter Growth
          Trusts, respectively) ....................       194,180         35,157        622,170        201,646         14,891
                                                       -----------    -----------    -----------    -----------    -----------

                Total income .......................       308,073        164,314      1,337,565        821,808        249,247
                                                       -----------    -----------    -----------    -----------    -----------

Expenses:

        Investment adviser fee (Note 6) ............       107,866        487,213        781,163      1,513,395        579,493
        Custodian fee ..............................        50,497         35,570         86,115         39,165         30,644
        Audit and legal fees .......................         1,157          3,001          7,358         11,014          3,479
        Registration and filing fees ...............           900          3,882          4,832          9,884          4,982
        Trustees fees and expenses (Note 7) ........           383          1,237          1,980          4,140          1,374
        Miscellaneous ..............................           215            413            691          1,423            581
                                                       -----------    -----------    -----------    -----------    -----------

                Total expenses .....................       161,018        531,316        882,139      1,579,021        620,553
                                                       -----------    -----------    -----------    -----------    -----------

                Net investment income (loss) .......       147,055       (367,002)       455,426       (757,213)      (371,306)
                                                       -----------    -----------    -----------    -----------    -----------

Realized and unrealized gain (loss) on
 investments, foreign currency and forward foreign currency contracts:

       Net realized gain (loss) on:
         Investment transactions ...................    (3,522,649)     2,469,151      3,257,394     12,657,678      7,147,217
         Foreign currency and forward foreign
           currency contracts ......................      (284,374)          (991)      (139,080)            --              5
       Change in unrealized appreciation
         (depreciation) on:
         Investments ...............................      (510,646)    10,887,983     24,259,611      5,300,299     (1,447,223)
         Translation of foreign currency and
           forward foreign currency contracts ......        25,055            (25)        15,218             --             --
                                                       -----------    -----------    -----------    -----------    -----------

                Net gain (loss) on investments,
                  foreign currency and forward
                  foreign currency contracts .......    (4,292,614)    13,356,118     27,393,143     17,957,977      5,699,999
                                                       -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets resulting
   from operations .................................   $(4,145,559)   $12,989,116    $27,848,569    $17,200,764    $ 5,328,693
                                                       ===========    ===========    ===========    ===========    ===========






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                  SMALL
                                                    SMALL/MID    INTERNATIONAL    WORLDWIDE       GLOBAL         COMPANY
                                                       CAP           STOCK         GROWTH         EQUITY          VALUE
                                                      TRUST          TRUST          TRUST          TRUST          TRUST
                                                   -----------   -------------   ----------    ------------    -----------

Investment Income:

        Interest ...............................   $   474,784    $   225,682    $  157,427    $    384,407    $    73,649
        Dividends (Net of $292,122, $26,914,
          $976,501 and $1,608 withholding
          tax in the International Stock,
          Worldwide Growth, Global Equity
          and Small Company Value Trusts,
          respectively) ........................       536,923      2,070,051       213,038       9,966,885        628,810
                                                   -----------    -----------    ----------    ------------    -----------

                Total income ...................     1,011,707      2,295,733       370,465      10,351,292        702,459
                                                   -----------    -----------    ----------    ------------    -----------

Expenses:

        Investment adviser fee (Note 6) ........     1,497,809        919,380       147,898       4,238,674        514,225
        Custodian fee ..........................        36,941        152,372        26,057         383,095         66,218
        Audit and legal fees ...................        11,012          5,625         1,075          39,465          3,008
        Registration and filing fees ...........        10,318          5,813         1,348          31,514          3,083
        Trustees fees and expenses (Note 7) ....         4,426          2,211           371          13,927          1,185
        Miscellaneous ..........................         1,669          3,292           124           7,707            333
                                                   -----------    -----------    ----------    ------------    -----------

                Total expenses .................     1,562,175      1,088,693       176,873       4,714,382        588,052
                                                   -----------    -----------    ----------    ------------    -----------

                Net investment income (loss) ...      (550,468)     1,207,040       193,592       5,636,910        114,407
                                                   -----------    -----------    ----------    ------------    -----------

Realized and unrealized gain on investments, foreign currency and forward foreign currency contracts:

       Net realized gain (loss) on:
         Investment transactions ...............    29,621,911       (714,203)      701,359      42,160,747     (1,161,580)
         Foreign currency and forward foreign
           currency contracts ..................            --        (60,382)      (33,736)       (488,807)            --
       Change in unrealized appreciation
         (depreciation) on:
         Investments ...........................    26,089,821     20,587,381     2,562,556      62,035,268      3,317,577
         Translation of foreign currency and
           forward foreign currency contracts ..            --         12,809           422        (526,201)            --
                                                   -----------    -----------    ----------    ------------    -----------

                Net gain on investments, foreign
                  currency and forward foreign
                  currency contracts ...........    55,711,732     19,825,605     3,230,601     103,181,007      2,155,997
                                                   -----------    -----------    ----------    ------------    -----------

Net increase in net assets resulting
   from operations .............................   $55,161,264    $21,032,645    $3,424,193    $108,817,917    $ 2,270,404
                                                   ===========    ===========    ==========    ============    ===========








    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                  QUANTITATIVE      EQUITY        BLUE CHIP
                                                       EQUITY         GROWTH         EQUITY          INDEX         GROWTH
                                                        TRUST          TRUST          TRUST          TRUST          TRUST
                                                    ------------    -----------   ------------    ----------    ------------

Investment Income:

        Interest ................................   $    788,091    $   566,152    $   346,022    $  183,559    $  1,419,045
        Dividends (Net of $83,369, $2,178,
          $473, $1,681 and $29,218 withholding
          tax in the Equity, Growth,
          Quantitative Equity, Equity Index
          and Blue Chip Growth Trusts,
          respectively) .........................      8,350,685        840,496      1,285,823       222,462       4,154,549
                                                    ------------    -----------    -----------    ----------    ------------

                Total income ....................      9,138,776      1,406,648      1,631,845       406,021       5,573,594
                                                    ------------    -----------    -----------    ----------    ------------

Expenses:

        Investment adviser fee (Note 6) .........      5,976,489        858,799        672,433        44,873       3,689,816
        Custodian fee ...........................        207,318         37,032         36,247        51,578          88,051
        Audit and legal fees ....................         67,922          7,261          7,224         1,309          31,906
        Registration and filing fees ............         75,053          6,738          6,495         1,553          36,811
        Trustees fees and expenses (Note 7) .....         23,862          2,771          2,688           493          11,648
        Miscellaneous ...........................          8,939          1,070          1,954         4,233           3,705
                                                    ------------    -----------    -----------    ----------    ------------

        Expenses before reimbursement by

           investment adviser ...................      6,359,583        913,671        727,041       104,039       3,861,937

        Reimbursement of expenses by

           investment adviser (Note 6) ..........             --             --             --        28,149              --
                                                    ------------    -----------    -----------    ----------    ------------

                Net expenses ....................      6,359,583        913,671        727,041        75,890       3,861,937
                                                    ------------    -----------    -----------    ----------    ------------

                Net investment income ...........      2,779,193        492,977        904,804       330,131       1,711,657
                                                    ------------    -----------    -----------    ----------    ------------

Realized and unrealized gain on investments, futures, foreign currency and forward foreign currency contracts:

       Net realized gain (loss) on:
         Investment transactions ................    116,872,854     11,156,130     25,509,149        11,369      37,732,243
         Futures contracts ......................             --             --             --     1,031,469              --
         Foreign currency and forward foreign
           currency contracts ...................         61,002           (209)            --            --         (16,676)
       Change in unrealized appreciation
         (depreciation) on:
         Investments ............................     55,503,876     23,715,584       (383,680)    3,948,845      86,060,758
         Futures contracts ......................             --             --             --       204,937              --
         Translation of foreign currency and
           forward foreign currency contracts ...         (1,919)          (680)            --            --              (6)
                                                                    -----------    -----------    ----------    ------------

                Net gain on investments, futures,
                  foreign currency and forward
                  foreign currency contracts ....    172,435,813     34,870,825     25,125,469     5,196,620     123,776,319
                                                    ------------    -----------    -----------    ----------    ------------

Net increase in net assets resulting
   from operations ..............................   $175,215,006    $35,363,802    $26,030,273    $5,526,751    $125,487,976
                                                    ============    ===========    ===========    ==========    ============




    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         INTERNATIONAL
                                                                REAL ESTATE                GROWTH AND      GROWTH AND      EQUITY-
                                                                SECURITIES      VALUE        INCOME          INCOME        INCOME
                                                                   TRUST        TRUST         TRUST          TRUST          TRUST
                                                               ------------   ---------- -------------    ------------   -----------
Investment Income:

    Interest (Net of $331 withholding tax in the
      International Growth and Income Trust) ................. $     55,995   $  595,584   $   244,499    $  1,013,624   $ 2,071,688
    Dividends (Net of $7,920 $316,030, $98,350
      and $79,682 withholding tax in the Value,
      International Growth and Income, Growth
      and Income and Equity-Income Trusts,
      respectively) ..........................................    4,780,950    1,605,464     2,375,537      13,759,023    12,831,077
                                                               ------------   ----------   -----------    ------------   -----------
         Total income ........................................    4,836,945    2,201,048     2,620,036      14,772,647    14,902,765
                                                               ------------   ----------   -----------    ------------   -----------
Expenses:

    Investment adviser fee (Note 6) ..........................      591,122      770,544     1,068,996       6,779,315     4,024,045
    Custodian fee ............................................       28,805       40,024       188,542         146,863       108,979
    Audit and legal fees .....................................        6,403        6,116         9,566          73,539        41,216
    Registration and filing fees .............................        5,746        6,304         7,739          60,159        34,510
    Amortization of deferred organization
      expenses (Note 2) ......................................           --           --         4,820              --           275
    Trustees fees and expenses (Note 7) ......................        1,824        2,346         3,285          26,566        14,936
    Miscellaneous ............................................        2,350          901         8,600           8,452         4,750
                                                               ------------   ----------   -----------    ------------   -----------
         Total expenses ......................................      636,250      826,235     1,291,548       7,094,894     4,228,711
                                                               ------------   ----------   -----------    ------------   -----------
         Net investment income ...............................    4,200,695    1,374,813     1,328,488       7,677,753    10,674,054
                                                               ------------   ----------   -----------    ------------   -----------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

    Net realized gain (loss) on:
      Investment transactions ................................    5,288,196    5,603,153    10,823,618      26,662,983    32,204,701
      Foreign currency and forward foreign
        currency contracts ...................................           --           --    (1,514,574)             --           356
    Change in unrealized appreciation (depreciation) on:
      Investments ............................................  (17,596,152)     897,491    16,165,391     238,748,286    18,106,592
      Translation of foreign currency and
        forward foreign currency contracts ...................           --           --      (663,657)           (544)        1,095
                                                               ------------   ----------   -----------    ------------   -----------

         Net gain (loss) on investments, foreign currency
           and forward foreign currency contracts ............  (12,307,956)   6,500,644    24,810,778     265,410,725    50,312,744
                                                               ------------   ----------   -----------    ------------   -----------

Net increase (decrease) in net assets resulting
  from operations ............................................  ($8,107,261)  $7,875,457   $26,139,266    $273,088,478   $60,986,798
                                                               ============   ==========   ===========    ============   ===========



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            AGGRESSIVE      MODERATE     CONSERVATIVE
                                                                               ASSET          ASSET          ASSET         HIGH
                                                              BALANCED      ALLOCATION     ALLOCATION     ALLOCATION       YIELD
                                                                TRUST          TRUST          TRUST          TRUST         TRUST
                                                             -----------    -----------    -----------   ------------   -----------
Investment Income:

    Interest ..............................................  $ 2,259,515    $ 1,711,963    $ 9,326,566    $ 4,669,558   $ 5,390,820
    Dividends (Net of $30,884, $83,088, $144,819
      and $9,993 withholding tax in the Balanced,
      Aggressive, Moderate and Conservative Asset
      Allocation Trusts, respectively) ....................    1,294,046      1,564,707      2,847,278        427,357       193,853
                                                             -----------    -----------    -----------    -----------   -----------
         Total income .....................................    3,553,561      3,276,670     12,173,844      5,096,915     5,584,673
                                                             -----------    -----------    -----------    -----------   -----------
Expenses:

    Investment adviser fee (Note 6) .......................      789,075        956,370      2,334,788        745,483       490,270
    Custodian fee .........................................       42,938        130,760        209,563        111,729        29,087
    Audit and legal fees ..................................        8,134         10,918         27,302          8,985         4,002
    Registration and filing fees ..........................        6,694          8,617         21,005          6,724         4,037
    Trustees fees and expenses (Note 7) ...................        2,913          3,844          9,435          3,064         1,599
    Miscellaneous .........................................          941          1,301          3,050            828         2,476
                                                             -----------    -----------    -----------    -----------   -----------
         Total expenses ...................................      850,695      1,111,810      2,605,143        876,813       531,471
                                                             -----------    -----------    -----------    -----------   -----------
         Net investment income ............................    2,702,866      2,164,860      9,568,701      4,220,102     5,053,202
                                                             -----------    -----------    -----------    -----------   -----------

Realized and unrealized gain (loss) on investments, futures, foreign currency and forward foreign currency contracts:

    Net realized gain (loss) on:
      Investment transactions .............................   12,172,382     13,197,630     28,555,711      5,764,155     1,318,341
      Futures contracts ...................................           --        244,031        (17,824)       (52,875)           --
      Foreign currency and forward foreign
       currency contracts .................................      (55,474)       (32,696)       (55,263)        (3,701)       34,029
    Change in unrealized appreciation (depreciation) on:
      Investments .........................................    2,716,300     17,104,676     25,108,666      2,867,761    (1,794,919)
      Futures contracts                                               --        428,825        (47,881)       (13,905)       (1,969)
      Translation of foreign currency and
       forward foreign currency contracts .................       (3,667)         6,404          9,840          1,589       (23,141)
                                                             -----------    -----------    -----------    -----------   -----------

         Net gain (loss) on investments, futures, foreign
           currency and forward foreign currency
           contracts.......................................   14,829,541     30,948,870     53,553,249      8,563,024      (467,659)
                                                             -----------    -----------    -----------    -----------   -----------

Net increase in net assets resulting
  from operations .........................................  $17,532,407    $33,113,730    $63,121,950    $12,783,126   $ 4,585,543
                                                             ===========    ===========    ===========    ===========   ===========



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  GLOBAL        CAPITAL   INVESTMENT        U.S.
                                                                  STRATEGIC     GOVERNMENT      GROWTH      QUALITY      GOVERNMENT
                                                                     BOND          BOND          BOND        BOND        SECURITIES
                                                                     TRUST         TRUST         TRUST       TRUST          TRUST
                                                                  -----------   ----------    ----------  -----------    ----------
Investment Income:

    Interest (Net of $2,367, $21,468 and $297
      withholding tax in the Strategic Bond, Global
      Government Bond and Investment Quality
      Bond Trusts, respectively) ................................ $16,111,869   $ 7,102,280    $1,809,966   $8,165,783   $8,870,982
    Mortgage dollar rolls .......................................     335,866            --            --           --      406,843
    Dividends ...................................................         941            --            --       15,188           --
                                                                  -----------   -----------    ----------   ----------   ----------
        Total income ............................................  16,448,676     7,102,280     1,809,966    8,180,971    9,277,825
                                                                  -----------   -----------    ----------   ----------   ----------
Expenses:

    Investment adviser fee (Note 6) .............................   1,533,527       837,114       181,151      691,242      868,869
    Custodian fee ...............................................     111,691       129,999        13,035       53,100       56,910
    Audit and legal fees ........................................      15,506         9,735         2,388        8,319       10,771
    Registration and filing fees ................................      13,389         7,129         2,597        6,763        8,844
    Trustees fees and expenses (Note 7) .........................       5,597         3,228           841        3,014        3,765
    Miscellaneous ...............................................       2,379         1,072           261        1,002        1,228
                                                                  -----------   -----------    ----------   ----------   ----------
        Net expenses ............................................   1,682,089       988,277       200,273      763,440      950,387
                                                                  -----------   -----------    ----------   ----------   ----------
        Net investment income ...................................  14,766,587     6,114,003     1,609,693    7,417,531    8,327,438
                                                                  -----------   -----------    ----------   ----------   ----------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

    Net realized gain (loss) on:
      Investment transactions ...................................   3,086,917     6,147,698       (83,289)     752,071      564,876
      Foreign currency and forward foreign
        currency contracts ......................................    (213,618)   (5,899,970)           --           --           --
    Change in unrealized appreciation (depreciation) on:
      Investments ...............................................  (7,455,266)   (3,350,167)      450,757      697,766      (28,745)
      Translation of foreign currency and
        forward foreign currency contracts ......................    (174,083)     (126,093)           --           --           --
                                                                  -----------   -----------    ----------   ----------   ----------

        Net gain (loss) on investments, foreign currency
          and forward foreign currency contracts ................  (4,756,050)   (3,228,532)      367,468    1,449,837      536,131
                                                                  -----------   -----------    ----------   ----------   ----------

Net increase in net assets resulting
  from operations ............................................... $10,010,537   $ 2,885,471    $1,977,161   $8,867,368   $8,863,569
                                                                  ===========   ===========    ==========   ==========   ==========



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                   LIFESTYLE    LIFESTYLE     LIFESTYLE    LIFESTYLE     LIFESTYLE
                                                       MONEY      AGGRESSIVE     GROWTH       BALANCED      MODERATE    CONSERVATIVE
                                                      MARKET        1000           820          640           460           280
                                                       TRUST        TRUST         TRUST        TRUST         TRUST         TRUST
                                                    -----------   ----------   -----------   -----------   ----------   ------------
Investment Income:

    Interest .....................................  $13,713,259           --            --            --           --            --
    Income distributions received ................           --   $  228,455   $ 3,192,876   $ 4,453,311   $1,879,193   $ 1,069,988
                                                    -----------   ----------   -----------   -----------   ----------   -----------
        Total income .............................   13,713,259      228,455     3,192,876     4,453,311    1,879,193     1,069,988
                                                    -----------   ----------   -----------   -----------   ----------   -----------
Expenses:

    Investment adviser fee (Note 6) ..............    1,209,263           --            --            --           --            --
    Custodian fee ................................       47,278           --            --            --           --            --
    Audit and legal fees .........................       19,810        1,971         9,036         8,329        2,399         1,022
    Registration and filing fees .................       14,944        2,627        11,715        10,698        3,072         1,285
    Trustee fees and expenses (Note 7) ...........        6,668          849         3,799         3,463          987           410
    Miscellaneous ................................        4,074          241         1,061           939          266           107
                                                    -----------   ----------   -----------   -----------   ----------   -----------

    Expenses before reimbursement
      by investment adviser ......................    1,302,037        5,688        25,611        23,429        6,724         2,824

    Reimbursement of expenses by
      investment adviser (Note 6) ................           --        5,688        25,611        23,429        6,724         2,824
                                                    -----------   ----------   -----------   -----------   ----------   -----------

        Net expenses .............................    1,302,037           --            --            --           --            --
                                                    -----------   ----------   -----------   -----------   ----------   -----------
        Net investment income ....................   12,411,222      228,455     3,192,876     4,453,311    1,879,193     1,069,988
                                                    -----------   ----------   -----------   -----------   ----------   -----------

Realized and unrealized gain on investments:

    Net realized gain on investments .............           --    1,222,573     3,555,998     2,361,160      781,027       135,085
    Capital gain distributions received ..........           --    1,360,505     5,597,174     6,239,232      889,965       510,860
    Change in unrealized appreciation
      (depreciation) on investments ..............           --    1,730,260     6,947,961     1,071,618      857,071      (143,901)
                                                    -----------   ----------   -----------   -----------   ----------   -----------

        Net gain on investments ..................           --    4,313,338    16,101,133     9,672,010    2,528,063       502,044
                                                    -----------   ----------   -----------   -----------   ----------   -----------

Net increase in net assets resulting
  from operations ................................  $12,411,222   $4,541,793   $19,294,009   $14,125,321   $4,407,256   $ 1,572,032
                                                    ===========   ==========   ===========   ===========   ==========   ===========




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                  PACIFIC RIM                   SCIENCE &                  INTERNATIONAL
                                                EMERGING MARKETS                TECHNOLOGY                   SMALL CAP
                                                     TRUST                         TRUST                       TRUST
                                            --------------------------   --------------------------   ---------------------------
                                            SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                               ENDED         YEAR            ENDED       1/01/1997*       ENDED          YEAR
                                              6/30/98        ENDED          6/30/98         TO           6/30/98         ENDED
                                            (UNAUDITED)     12/31/97      (UNAUDITED)    12/31/97      (UNAUDITED)     12/31/97
                                            -----------   ------------   ------------   -----------   ------------   ------------

Increase in net assets:

Operations:

Net investment income (loss) .............  $   147,055   $    174,510   $   (367,002)  $  (182,355)  $    455,426   $    767,426
Net realized gain (loss) on:
  Investment transactions ................   (3,522,649)      (338,181)     2,469,151       187,775      3,257,394     (3,601,942)
  Foreign currency and
    forward foreign
    currency contracts ...................     (284,374)      (386,822)          (991)           --       (139,080)      (318,266)
Change in unrealized appreciation
(depreciation) on:
  Investments ............................     (510,646)   (10,316,270)    10,887,983    (1,610,969)    24,259,611      3,451,228
  Foreign currency and
    forward foreign
    currency contracts ...................       25,055        (85,137)           (25)           --         15,218        (37,787)
                                            -----------   ------------   ------------   -----------   ------------   ------------
Net increase (decrease) in
  net assets resulting
  from operations ........................   (4,145,559)   (10,951,900)    12,989,116    (1,605,549)    27,848,569        260,659

Distribution to
 shareholders from:

  Net investment income ..................           --             --             --            --       (437,568)       (56,628)
  Net realized gains on
     investments and foreign
     currency transactions ...............           --             --             --      (187,775)            --             --

Distribution to shareholders:

  In excess of net realized
     gains on investments
     and foreign currency
     transactions ........................           --        (72,382)            --      (873,300)            --             --

Increase in net assets
  from capital share
  transactions (Note 4) ..................    4,423,829     11,633,402     29,502,476    70,014,200      1,143,060     31,153,786
                                            -----------   ------------   ------------   -----------   ------------   ------------

Increase in net assets ...................      278,270        609,120     42,491,592    67,347,576     28,554,061     31,357,817

Net assets at beginning
 of period ...............................   23,850,324     23,241,204     67,347,576            --    128,575,710     97,217,893
                                            -----------   ------------   ------------   -----------   ------------   ------------
Net assets at end
 of period ...............................  $24,128,594   $ 23,850,324   $109,839,168   $67,347,576   $157,129,771   $128,575,710
                                            ===========   ============   ============   ===========   ============   ============

Undistributed net
  investment income (loss) ...............  $    54,795   $    (92,260)  $   (367,002)           --   $    462,127   $    444,269
                                            ===========   ============   ============   ===========   ============   ============


* Commencement of operations






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                                                PILGRIM
                                                 EMERGING GROWTH              BAXTER GROWTH                   SMALL/MID CAP
                                                     TRUST                       TRUST                           TRUST
                                          ---------------------------   --------------------------   ---------------------------
                                            SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                              ENDED       1/01/1997*        ENDED       1/01/1997*       ENDED          YEAR
                                             6/30/98          TO           6/30/98         TO           6/30/98         ENDED
                                           (UNAUDITED)     12/31/97      (UNAUDITED)    12/31/97      (UNAUDITED)     12/31/97
                                          ------------   ------------   ------------   -----------   ------------   ------------

Increase in net assets:

Operations:

Net investment loss ....................  $   (757,213)  $   (279,938)  $   (371,306)  $  (221,842)  $   (550,468)  $   (710,421)
Net realized gain (loss) on:
  Investment transactions ..............    12,657,678      4,042,230      7,147,217    (4,090,189)    29,621,911      5,771,995
  Foreign currency and
    forward foreign
    currency contracts .................            --             --              5            --             --             --
Change in unrealized appreciation
  (depreciation) on:
  Investments ..........................     5,300,299     32,648,479     (1,447,223)    6,765,675     26,089,821     22,179,663
                                          ------------   ------------   ------------   -----------   ------------   ------------

Net increase in net assets
  resulting from operations ............    17,200,764     36,410,771      5,328,693     2,453,644     55,161,264     27,241,237

Distribution to
  shareholders from:

  Net investment income ................    (4,130,364)            --             --            --             --             --

Increase in net assets
  from capital share
  transactions (Note 4) ................    16,069,906    239,363,310     25,168,451    90,881,502     14,311,331     65,073,710
                                          ------------   ------------   ------------   -----------   ------------   ------------

Increase in net assets .................    29,140,306    275,774,081     30,497,144    93,335,146     69,472,595     92,314,947


Net assets at beginning
  of period ............................   275,774,081             --     93,335,146            --    268,376,512    176,061,565
                                          ------------   ------------   ------------   -----------   ------------   ------------

Net assets at end
  of period ............................  $304,914,387   $275,774,081   $123,832,290   $93,335,146   $337,849,107   $268,376,512
                                          ============   ============   ============   ===========   ============   ============

Undistributed net
  investment loss ......................  $   (757,213)            --   $   (371,306)  $  (221,842)  $   (550,468)            --
                                          ============   ============   ============   ===========   ============   ============



* Commencement of operations






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                 INTERNATIONAL                 WORLDWIDE                     GLOBAL
                                                    STOCK                       GROWTH                       EQUITY
                                                    TRUST                        TRUST                       TRUST
                                         ---------------------------   -------------------------   ----------------------------
                                           SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                             ENDED        1/01/1997*      ENDED      1/01/1997*        ENDED         YEAR
                                            6/30/98          TO          6/30/98         TO           6/30/98        ENDED
                                          (UNAUDITED)     12/31/97     (UNAUDITED)    12/31/97      (UNAUDITED)     12/31/97
                                         ------------   ------------   -----------   -----------   ------------   -------------

Increase in net assets:

Operations:

Net investment income .................  $  1,207,040   $    456,533   $   193,592   $    75,736   $  5,636,910   $   8,211,359
Net realized gain (loss) on:
  Investment transactions .............      (714,203)       798,600       701,359        63,299     42,160,747      48,944,044
  Foreign currency and
    forward foreign
    currency contracts ................       (60,382)      (160,401)      (33,736)      (26,045)      (488,807)      7,211,837
Change in unrealized appreciation
  (depreciation) on:
  Investments .........................    20,587,381     (4,119,284)    2,562,556       771,847     62,035,268      85,480,417
  Foreign currency and
    forward foreign
    currency contracts ................        12,809         (5,560)          422          (428)      (526,201)        703,851
                                         ------------   ------------   -----------   -----------   ------------   -------------

Net increase (decrease) in
  net assets resulting
  from operations .....................    21,032,645     (3,030,112)    3,424,193       884,409    108,817,917     150,551,508

Distribution to
  shareholders from:

   Net investment income ..............        (9,935)      (355,257)           --       (57,051)   (16,146,782)    (10,702,845)
   Net realized gains on
     investments and foreign
     currency transactions ............            --       (638,199)           --       (37,254)   (48,191,144)    (62,223,834)

Distribution to shareholders:

   In excess of net
     investment income ................            --             --            --          (809)            --              --
   In excess of net realized
     gains on investments
     and foreign currency
     transactions .....................            --       (993,554)           --      (113,582)            --              --

Increase in net assets
  from capital share
  transactions (Note 4) ...............    36,826,364    150,270,019     6,893,927    23,586,322     59,762,149      63,945,517
                                         ------------   ------------   -----------   -----------   ------------   -------------

Increase in net assets ................    57,849,074    145,252,897    10,318,120    24,262,035    104,242,140     141,570,346


Net assets at beginning
  of period ...........................   145,252,897             --    24,262,035            --    868,412,747     726,842,401
                                         ------------   ------------   -----------   -----------   ------------   -------------

Net assets at end
  of period ...........................  $203,101,971   $145,252,897   $34,580,155   $24,262,035   $972,654,887   $ 868,412,747
                                         ============   ============   ===========   ===========   ============   =============

Undistributed net
  investment income (loss) ............  $  1,207,033   $      9,928   $   186,232   $    (7,360)  $  5,156,770   $  15,666,642
                                         ============   ============   ===========   ===========   ============   =============



* Commencement of operations





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                SMALL
                                               COMPANY
                                                VALUE                        EQUITY                          GROWTH
                                                TRUST                         TRUST                           TRUST
                                      --------------------------   -------------------------------   ---------------------------
                                        SIX MONTHS                  SIX MONTHS                        SIX MONTHS
                                          ENDED      10/01/1997*       ENDED             YEAR           ENDED          YEAR
                                         6/30/98         TO           6/30/98            ENDED         6/30/98         ENDED
                                       (UNAUDITED)    12/31/97      (UNAUDITED)        12/31/97      (UNAUDITED)      12/31/97
                                      ------------   -----------   --------------   --------------   ------------   ------------

Increase in net assets:

Operations:

Net investment income ..............  $    114,407   $    69,004   $    2,779,193   $    4,967,526   $    492,977   $    818,315
Net realized gain (loss) on:
  Investment transactions ..........    (1,161,580)     (762,160)     116,872,854      288,434,853     11,156,130      8,261,706
  Foreign currency and
    forward foreign
     currency contracts ............            --            --           61,002          (79,750)          (209)       (32,648)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ......................     3,317,577    (1,242,712)      55,503,876      (49,085,206)    23,715,584     11,548,165
  Foreign currency and
    forward foreign
     currency contracts ............            --            --           (1,919)               2           (680)           188
                                      ------------   -----------   --------------   --------------   ------------   ------------

Net increase(decrease)
 in net assets resulting
  from operations ..................     2,270,404    (1,935,868)     175,215,006      244,237,425     35,363,802     20,595,726

Distribution to
 shareholders from:

  Net investment income ............       (56,195)           --       (4,882,009)      (8,208,495)      (785,667)        (2,288)
  Net realized gains on
    investments and foreign
     currency transactions .........            --            --     (288,587,683)    (250,024,832)    (7,656,124)            --


Increase in net assets
 from capital share
  transactions (Note 4) ............    57,895,565    69,026,952      246,387,393      189,916,612     46,199,494     89,987,989
                                      ------------   -----------   --------------   --------------   ------------   ------------

Increase in net assets .............    60,109,774    67,091,084      128,132,707      175,920,710     73,121,505    110,581,427

Net assets at beginning
  of period ........................    67,091,084            --    1,521,382,100    1,345,461,390    167,388,166     56,806,739
                                      ------------   -----------   --------------   --------------   ------------   ------------
Net assets at end
  of period ........................  $127,200,858   $67,091,084   $1,649,514,807   $1,521,382,100   $240,509,671   $167,388,166
                                      ============   ===========   ==============   ==============   ============   ============

Undistributed net
  investment income ................  $    114,327   $    56,115   $    2,779,193   $    4,882,008   $    492,977   $    785,667
                                      ============   ===========   ==============   ==============   ============   ============



* Commencement of operations










    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                QUANTITATIVE                                               BLUE CHIP
                                                   EQUITY                    EQUITY INDEX                   GROWTH
                                                   TRUST                        TRUST                        TRUST
                                        ----------------------------  -------------------------   ---------------------------
                                         SIX MONTHS                   SIX MONTHS                  SIX MONTHS
                                            ENDED           YEAR         ENDED         YEAR          ENDED           YEAR
                                           6/30/98          ENDED       6/30/98        ENDED        6/30/98          ENDED
                                         (UNAUDITED)      12/31/97    (UNAUDITED)     12/31/97    (UNAUDITED)      12/31/97
                                         ------------   ------------  -----------   -----------   ------------   ------------

Increase in net assets:

Operations:

Net investment income .................  $    904,804   $  1,960,998  $   330,131   $   614,519   $  1,711,657   $  4,123,096
Net realized gain(loss) on:
  Investment transactions .............    25,509,149     21,256,016       11,369       111,548     37,732,243     11,907,336
  Futures contracts ...................            --             --    1,031,469     3,580,341             --             --
  Foreign currency and
     forward foreign
     currency contracts ...............            --             --           --            --        (16,676)           (94)
Change in unrealized appreciation
  (depreciation) on:
  Investments .........................      (383,680)     9,038,807    3,948,845       292,487     86,060,758    112,919,340
  Futures contracts ...................            --             --      204,937      (201,241)            --             --
  Foreign currency and
     forward foreign
     currency contracts ...............            --             --           --            --             (6)            --
                                         ------------   ------------  -----------   -----------   ------------   ------------
Net increase in net
  assets resulting from
  operations ..........................    26,030,273     32,255,821    5,526,751     4,397,654    125,487,976    128,949,678

Distribution to
 shareholders from:

   Net investment income ..............    (1,960,998)            --           --      (614,519)    (4,121,547)      (898,962)
   Net realized gains on
     investments, futures
     and foreign currency
     transactions .....................   (21,211,052)            --     (707,255)   (2,783,548)   (11,715,253)   (76,558,164)


Increase in net assets
  from capital share
  transactions (Note 4) ...............    44,146,935     43,374,187   12,672,497    18,257,484     75,677,787    234,744,078
                                         ------------   ------------  -----------   -----------   ------------   ------------

Increase in net assets ................    47,005,158     75,630,008   17,491,993    19,257,071    185,328,963    286,236,630

Net assets at beginning
  of period ...........................   167,529,705     91,899,697   27,074,602     7,817,531    708,807,457    422,570,828
                                         ------------   ------------  -----------   -----------   ------------   ------------

Net assets at end
  of period ...........................  $214,534,863   $167,529,705  $44,566,595   $27,074,602   $894,136,420   $708,807,458
                                         ============   ============  ===========   ===========   ============   ============

Undistributed net
  investment income ...................  $    904,804   $  1,960,998  $   330,131            --   $  1,711,657   $  4,121,547
                                         ============   ============  ===========   ===========   ============   ============







    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                               REAL ESTATE                                            INTERNATIONAL
                                               SECURITIES                     VALUE                  GROWTH AND INCOME
                                                  TRUST                       TRUST                        TRUST
                                        ---------------------------  --------------------------   ---------------------------
                                         SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                            ENDED          YEAR         ENDED       1/01/1997*        ENDED         YEAR
                                           6/30/98         ENDED       6/30/98          TO           6/30/98        ENDED
                                         (UNAUDITED)     12/31/97    (UNAUDITED)     12/31/97      (UNAUDITED)    12/31/97
                                        ------------   ------------  ------------  ------------   ------------   ------------

Increase in net assets:

Operations:

Net investment income ...............   $  4,200,695   $  6,435,099  $  1,374,813  $    979,426   $  1,328,488   $  4,301,075
Net realized gain (loss) on:
  Investment transactions ...........      5,288,196     15,106,323     5,603,153     2,848,645     10,823,618      6,819,325
  Foreign currency and
     forward foreign
     currency contracts .............             --             --            --            --     (1,514,574)        (7,637)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments .......................    (17,596,152)     1,710,688       897,491     5,320,474     16,165,391    (11,806,866)
  Foreign currency and
     forward foreign
     currency contracts .............             --             --            --            --       (663,657)       594,255
                                        ------------   ------------  ------------  ------------   ------------   ------------
Net increase (decrease)
 in net assets resulting
 from operations ....................     (8,107,261)    23,252,110     7,875,457     9,148,545     26,139,266        (99,848)

Distribution to
 shareholders from:

  Net investment income .............     (4,711,304)            --            --      (979,426)    (5,087,750)    (3,640,170)
  Net realized gains on
     investments and foreign
     currency transactions ..........    (16,427,838)            --            --    (2,848,645)    (6,913,043)    (8,342,784)

Distribution to shareholders:

   In excess of net realized
     gains on investments
     and foreign currency
     transactions ...................             --             --            --      (599,054)            --             --


Increase in net assets
  from capital share
  transactions (Note 4) .............     44,772,671     62,287,429    79,235,045   139,950,204     20,391,284     26,849,179
                                        ------------   ------------  ------------  ------------   ------------   ------------

Increase in net assets ..............     15,526,268     85,539,539    87,110,502   144,671,624     34,529,757     14,766,377


Net assets at beginning
  of period .........................    161,759,193     76,219,654   144,671,624            --    203,776,454    189,010,077
                                        ------------   ------------  ------------  ------------   ------------   ------------

Net assets at end
  of period .........................   $177,285,461   $161,759,193  $231,782,126  $144,671,624   $238,306,211   $203,776,454
                                        ============   ============  ============  ============   ============   ============
Undistributed net
  investment income .................   $  4,298,188   $  4,808,797  $  1,374,813            --   $    481,478   $  4,240,740
                                        ============   ============  ============  ============   ============   ============



* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                          GROWTH AND INCOME                 EQUITY-INCOME                     BALANCED
                                                TRUST                           TRUST                           TRUST
                                   -------------------------------   -----------------------------   ---------------------------
                                    SIX MONTHS                        SIX MONTHS                     SIX MONTHS
                                       ENDED             YEAR            ENDED           YEAR           ENDED        1/01/1997*
                                      6/30/98            ENDED          6/30/98          ENDED         6/30/98           TO
                                    (UNAUDITED)        12/31/97       (UNAUDITED)      12/31/97      (UNAUDITED)      12/31/97
                                   --------------   --------------   --------------   ------------   ------------   ------------

Increase in net assets:

Operations:

Net investment income ...........  $    7,677,753   $   15,322,986   $   10,674,054   $ 18,962,919   $  2,702,866   $  4,677,007
Net realized gain (loss) on:
  Investment transactions .......      26,662,983       99,563,470       32,204,701     40,834,683     12,172,382     20,430,952
  Foreign currency and
     forward foreign
     currency contracts .........              --            1,285              356        (76,448)       (55,474)       (95,635)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ...................     238,748,286      247,910,751       18,106,592    138,364,867      2,716,300        400,364
  Foreign currency and
     forward foreign
     currency contracts .........            (544)          (1,256)           1,095            245         (3,667)          (161)
                                   --------------   --------------   --------------   ------------   ------------   ------------

Net increase in net
 assets resulting from
 operations .....................     273,088,478      362,797,236       60,986,798    198,086,266     17,532,407     25,412,527

Distribution to
  shareholders from:

  Net investment income .........     (15,313,773)     (13,165,084)     (18,698,833)    (8,655,530)    (4,637,642)            --
  Net realized gains on
     investments, futures
     and foreign currency
     transactions ...............     (99,563,470)     (66,257,481)     (40,844,225)   (80,825,124)   (20,360,461)            --

Increase in net assets
  from capital share
  transactions (Note 4) .........     240,373,044      288,274,613      111,533,021    233,613,354     43,443,730    151,632,116
                                   --------------   --------------   --------------   ------------   ------------   ------------

Increase in net assets ..........     398,584,279      571,649,284      112,976,761    342,218,966     35,978,034    177,044,643


Net assets at beginning
  of period .....................   1,605,387,278    1,033,737,994      941,704,587    599,485,621    177,044,643             --
                                   --------------   --------------   --------------   ------------   ------------   ------------

Net assets at end
  of period .....................  $2,003,971,557   $1,605,387,278   $1,054,681,348   $941,704,587   $213,022,677   $177,044,643
                                   ==============   ==============   ==============   ============   ============   ============


Undistributed net
  investment income .............  $    7,678,988   $   15,315,008   $   10,675,100   $ 18,699,879   $  2,702,866   $  4,637,642
                                   ==============   ==============   ==============   ============   ============   ============



* Commencement of operations









    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                 AGGRESSIVE                     MODERATE                   CONSERVATIVE
                                              ASSET ALLOCATION              ASSET ALLOCATION             ASSET ALLOCATION
                                                   TRUST                         TRUST                        TRUST
                                        ---------------------------   ---------------------------   --------------------------
                                         SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                           ENDED           YEAR           ENDED         YEAR           ENDED           YEAR
                                          6/30/98          ENDED         6/30/98        ENDED         6/30/98          ENDED
                                        (UNAUDITED)      12/31/97      (UNAUDITED)     12/31/97     (UNAUDITED)      12/31/97
                                        ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease)
  in net assets:

Operations:

Net investment income ...............   $  2,164,860   $  4,678,266   $  9,568,701   $ 20,624,457   $  4,220,102   $  8,909,268
Net realized gain (loss) on:
  Investment transactions ...........     13,197,630     21,787,441     28,555,711     44,169,728      5,764,155      9,545,017
  Futures contracts .................        244,031      2,190,877        (17,824)     2,745,819        (52,875)        38,629
  Foreign currency and
     forward foreign
     currency contracts .............        (32,696)      (128,171)       (55,263)      (177,501)        (3,701)       (36,148)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments .......................     17,104,676     12,435,747     25,108,666     22,649,867      2,867,761      3,370,336
  Futures contracts .................        428,825        (63,205)       (47,881)        92,982        (13,905)        20,122
  Foreign currency and
     forward foreign
     currency contracts .............          6,404        (10,440)         9,840        (16,641)         1,589         (2,821)
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net increase in net assets
  resulting from operations .........     33,113,730     40,890,515     63,121,950     90,088,711     12,783,126     21,844,403

Distribution to
  shareholders from:

  Net investment income .............     (4,765,263)    (6,081,059)   (20,941,772)   (26,584,959)    (8,864,663)   (10,062,867)
  Net realized gains on
     investments, futures
     and foreign currency
     transactions ...................    (24,329,301)   (16,445,138)   (47,173,913)   (34,563,767)    (9,705,964)    (8,097,771)

Increase (decrease) in net
  assets from capital share
  transactions (Note 4) .............     12,586,344     (1,530,327)    26,676,931    (44,619,393)    (2,632,175)    (7,801,297)
                                        ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease)
  in net assets .....................     16,605,511     16,833,991     21,683,196    (15,679,408)    (8,419,676)    (4,117,532)


Net assets at beginning
  of period .........................    243,533,229    226,699,238    609,141,640    624,821,048    204,348,122    208,465,654
                                        ------------   ------------   ------------   ------------   ------------   ------------

Net assets at end
  of period .........................   $260,138,740   $243,533,229   $630,824,836   $609,141,640   $195,928,446   $204,348,122
                                        ============   ============   ============   ============   ============   ============

Undistributed net
  investment income .................   $  2,164,860   $  4,765,263   $  9,568,701   $ 20,941,772   $  4,199,825   $  8,844,386
                                        ============   ============   ============   ============   ============   ============









    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                              STRATEGIC                      GLOBAL
                                                 HIGH YIELD                     BOND                     GOVERNMENT BOND
                                                   TRUST                        TRUST                        TRUST
                                        --------------------------   ---------------------------  ----------------------------
                                        SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                           ENDED        1/01/1997*       ENDED         YEAR           ENDED          YEAR
                                          6/30/98          TO           6/30/98        ENDED         6/30/98         ENDED
                                        (UNAUDITED)     12/31/97      (UNAUDITED)     12/31/97     (UNAUDITED)     12/31/97
                                        ------------   -----------   ------------   ------------   ------------   ------------

Increase (decrease)
  in net assets:

Operations:

Net investment income ................  $  5,053,202   $ 3,000,344   $ 14,766,587   $ 21,794,258   $  6,114,003   $ 13,484,526
Net realized gain (loss) on:
  Investment
     transactions ....................     1,318,341       731,169      3,086,917      4,357,008      6,147,698     13,533,542
  Foreign currency and
     forward foreign
     currency contracts ..............        34,029        20,337       (213,618)       474,566     (5,899,970)    (8,569,143)
Change in unrealized
 appreciation
  (depreciation) on:
  Investments ........................    (1,794,919)      974,604     (7,455,266)     2,884,064     (3,350,167)   (14,618,789)
  Futures contracts ..................        (1,969)           --             --             --             --             --
  Foreign currency and
     forward foreign
     currency contracts ..............       (23,141)       43,163       (174,083)       556,273       (126,093)     2,134,019
                                        ------------   -----------   ------------   ------------   ------------   ------------

Net increase in net
  assets resulting from
  operations .........................     4,585,543     4,769,617     10,010,537     30,066,169      2,885,471      5,964,155

Distribution to
 shareholders from:

  Net investment income ..............       (69,760)   (2,994,422)   (22,915,842)   (14,436,515)   (14,017,074)   (19,668,247)
  Net realized gains on
     investments, futures and
     foreign currency
     transactions ....................      (274,005)     (457,712)    (3,897,165)    (1,809,273)    (5,897,775)      (512,991)

Increase (decrease) in net
  assets from capital share
  transactions (Note 4) ..............    67,028,654    91,430,172     72,175,212    130,492,346      1,348,230    (19,459,104)
                                        ------------   -----------   ------------   ------------   ------------   ------------

Increase (decrease)
  in net assets ......................    71,270,432    92,747,655     55,372,742    144,312,727    (15,681,148)   (33,676,187)

Net assets at beginning
  of period ..........................    92,747,655            --    365,590,208    221,277,481    216,117,123    249,793,310
                                        ------------   -----------   ------------   ------------   ------------   ------------

Net assets at end
  of period ..........................  $164,018,087   $92,747,655   $420,962,950   $365,590,208   $200,435,975   $216,117,123
                                        ============   ===========   ============   ============   ============   ============

Undistributed net
  investment income ..................  $  5,009,701   $    26,259   $ 14,435,526   $ 22,584,781   $  4,692,678   $ 12,595,749
                                        ============   ===========   ============   ============   ============   ============




* Commencement of operations








    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================


                                                  CAPITAL                  INVESTMENT                 U.S. GOVERNMENT
                                                GROWTH BOND               QUALITY BOND                  SECURITIES
                                                   TRUST                      TRUST                       TRUST
                                        -------------------------  --------------------------    ---------------------------
                                         SIX MONTHS                 SIX MONTHS                    SIX MONTHS
                                           ENDED         YEAR          ENDED          YEAR           ENDED         YEAR
                                          6/30/98        ENDED        6/30/98         ENDED         6/30/98        ENDED
                                        (UNAUDITED)     12/31/97    (UNAUDITED)     12/31/97      (UNAUDITED)    12/31/97
                                        -----------   -----------  ------------   ------------   ------------   ------------

Increase in net assets:

Operations:

Net investment income ...............   $ 1,609,693   $ 3,061,428  $  7,417,531   $ 11,518,010   $  8,327,438   $ 13,511,297
Net realized gain (loss) on:
  Investment transactions ...........       (83,289)       48,206       752,071        560,958        564,876     (1,285,791)
Change in unrealized
  appreciation
  (depreciation) on:
  Investments .......................       450,757     1,026,927       697,766      3,072,046        (28,745)     5,453,837
                                        -----------   -----------  ------------   ------------   ------------   ------------

Net increase in net
  assets resulting from
  operations ........................     1,977,161     4,136,561     8,867,368     15,151,014      8,863,569     17,679,343

Distribution to
  shareholders from:

   Net investment income ............    (3,103,100)           --   (11,620,376)   (10,368,425)   (13,043,750)   (13,118,502)

Increase in net assets
  from capital share
  transactions (Note 4) .............     5,764,165     4,459,955    60,680,791     30,801,522     38,450,823     42,663,878
                                        -----------   -----------  ------------   ------------   ------------   ------------

Increase in net assets ..............     4,638,226     8,596,516    57,927,783     35,584,111     34,270,642     47,224,719

Net assets at beginning
  of period .........................    53,989,945    45,393,429   188,544,943    152,960,832    251,277,335    204,052,616
                                        -----------   -----------  ------------   ------------   ------------   ------------

Net assets at end
  of period .........................   $58,628,171   $53,989,945  $246,472,726   $188,544,943   $285,547,977   $251,277,335
                                        ===========   ===========  ============   ============   ============   ============

Undistributed net
  investment income .................   $ 1,609,693   $ 3,103,100  $  7,417,531   $ 11,620,376   $  8,311,846   $ 13,028,158
                                        ===========   ===========  ============   ============   ============   ============








    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                             LIFESTYLE                    LIFESTYLE
                                                MONEY MARKET               AGGRESSIVE 1000                GROWTH 820
                                                   TRUST                       TRUST                        TRUST
                                        ---------------------------   -------------------------   ---------------------------
                                         SIX MONTHS                    SIX MONTHS                 SIX MONTHS
                                           ENDED          YEAR           ENDED      1/07/1997*       ENDED        1/07/1997*
                                          6/30/98         ENDED         6/30/98         TO          6/30/98           TO
                                        (UNAUDITED)      12/31/97     (UNAUDITED)    12/31/97     (UNAUDITED)      12/31/97
                                        ------------   ------------   -----------   -----------   ------------   ------------

Increase in net assets:

Operations:

Net investment income ...............   $ 12,411,222   $ 21,497,529   $   228,455   $    40,644   $  3,192,876   $  1,638,443
Capital gain
  distributions received ............             --             --     1,360,505       234,940      5,597,174        623,851
Net realized gain on
  investment transactions ...........             --             --     1,222,573     1,526,530      3,555,998      5,455,773
Change in unrealized
  appreciation on
  investments .......................             --             --     1,730,260       229,927      6,947,961      2,198,847
                                        ------------   ------------   -----------   -----------   ------------   ------------

Net increase in net assets
  resulting from operations .........     12,411,222     21,497,529     4,541,793     2,032,041     19,294,009      9,916,914

Distribution to
  shareholders from:

  Net investment income .............    (12,411,222)   (21,497,529)     (228,455)      (40,644)    (3,192,876)    (1,638,443)
  Capital gain
    distributions received ..........             --             --    (1,360,505)     (234,940)    (5,597,174)      (623,851)
  Net realized gains on
    investments .....................             --             --    (1,575,352)           --     (5,546,958)            --

Increase in net assets
  from capital share
  transactions (Note 4) .............     61,493,569     76,147,741    19,699,213    47,348,070     99,498,551    209,503,037
                                        ------------   ------------   -----------   -----------   ------------   ------------

Increase in net assets ..............     61,493,569     76,147,741    21,076,694    49,104,527    104,455,552    217,157,657


Net assets at beginning
  of period .........................    439,713,538    363,565,797    49,104,527            --    217,157,657             --
                                        ------------   ------------   -----------   -----------   ------------   ------------

Net assets at end
  of period .........................   $501,207,107   $439,713,538   $70,181,221   $49,104,527   $321,613,209   $217,157,657
                                        ============   ============   ===========   ===========   ============   ============


Undistributed net
  investment income .................             --             --            --            --             --             --
                                        ============   ============   ===========   ===========   ============   ============


* Commencement of operations






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                    LIFESTYLE                  LIFESTYLE                   LIFESTYLE
                                                   BALANCED 640               MODERATE 460              CONSERVATIVE 280
                                                      TRUST                      TRUST                       TRUST
                                          ---------------------------   -------------------------   -------------------------
                                            SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                               ENDED       1/07/1997*      ENDED       1/07/1997*      ENDED       1/07/1997*
                                             6/30/98          TO          6/30/98         TO          6/30/98         TO
                                           (UNAUDITED)     12/31/97     (UNAUDITED)    12/31/97     (UNAUDITED)    12/31/97
                                          ------------   ------------   -----------   -----------   -----------   -----------

Increase in net assets:

Operations:

Net investment income .................   $  4,453,311   $  1,923,233   $ 1,879,193   $   692,090   $ 1,069,988   $   255,536
Capital gain
  distributions received ..............   $  6,239,232        519,499       889,965       141,843       510,860        52,417
Net realized gain on
  investment transactions .............      2,361,160      2,682,201       781,027       341,434       135,085       115,432
Change in unrealized appreciation
  (depreciation) on:
  Investments .........................      1,071,618      3,474,631       857,071     1,263,874      (143,901)      471,143
                                          ------------   ------------   -----------   -----------   -----------   -----------

Net increase in net assets
  resulting from operations ...........     14,125,321      8,599,564     4,407,256     2,439,241     1,572,032       894,528

Distribution to
  shareholders from:

  Net investment income ...............     (4,453,311)    (1,923,233)   (1,879,193)     (692,090)   (1,069,988)     (255,536)
  Capital gain
    distributions received ............     (6,239,232)      (519,499)     (889,965)     (141,843)     (510,860)      (52,417)
  Net realized gains on
    investments .......................     (2,747,394)            --      (371,969)           --      (135,411)           --

Increase in net assets
  from capital share
  transactions (Note 4) ...............    123,207,028    180,496,470    43,105,513    51,140,322    24,646,821    19,163,445
                                          ------------   ------------   -----------   -----------   -----------   -----------

Increase in net assets ................    123,892,412    186,653,302    44,371,642    52,745,630    24,502,594    19,750,020


Net assets at beginning
  of period ...........................    186,653,302             --    52,745,630            --    19,750,020            --
                                          ------------   ------------   -----------   -----------   -----------   -----------

Net assets at end
  of period ...........................   $310,545,714   $186,653,302   $97,117,272   $52,745,630   $44,252,614   $19,750,020
                                          ============   ============   ===========   ===========   ===========   ===========


Undistributed net
  investment income ...................             --             --            --            --            --            --
                                          ============   ============   ===========   ===========   ===========   ===========



* Commencement of operations






    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------------------------------------------


                                                                     PACIFIC RIM EMERGING MARKETS TRUST
                                                        ------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED           YEARS ENDED DECEMBER 31,       10/01/1994*
                                                        06/30/1998    -------------------------------        TO
                                                        (UNAUDITED)      1997      1996**      1995      12/31/1994
                                                        -----------   ---------   --------   --------   ------------

Net asset value, beginning
  of period..........................................   $  7.16       $ 10.90     $ 10.36    $  9.41      $10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...........................      0.04          0.05        0.07       0.12        0.04
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions..................................     (1.14)        (3.77)       0.94       0.96       (0.59)
                                                        -------       -------     -------    -------      ------

        Total from investment operations.............     (1.10)        (3.72)       1.01       1.08       (0.55)


LESS DISTRIBUTIONS:
     Dividends from net investment income............       ---           ---       (0.07)     (0.09)      (0.04)
     Dividends in excess of net investment income....       ---           ---       (0.01)       ---         ---
     Distributions from capital gains................       ---           ---       (0.39)     (0.04)        ---
     Distributions in excess of capital gains........       ---         (0.02)        ---        ---         ---
                                                        -------       -------     -------    -------      ------

        Total distributions..........................       ---         (0.02)      (0.47)     (0.13)      (0.04)
                                                        -------       -------     -------    -------      ------

Net asset value, end of period.......................   $  6.06       $  7.16     $ 10.90    $ 10.36      $ 9.41
                                                        =======       =======     =======    =======      ======

        Total return.................................    (15.36%)+     (34.12%)      9.81%     11.47%      (5.63%)+

Net assets, end of period (000's)....................   $24,129       $23,850     $23,241    $13,057      $7,657

Ratio of operating expenses to
  average net assets.................................      1.26%(A)      1.42%       1.50%      1.50%       1.50%(A)

Ratio of net investment income to
  average net assets.................................      1.15%(A)      0.65%       0.78%      1.01%       1.84%(A)

Portfolio turnover rate..............................        64%(A)        63%         48%        55%          0%(A)



-----------------------

*   Commencement of operations
** Effective December 31, 1996, the Portfolio changed its name from the Pacific Rim Emerging Markets Fund.
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
-----------------------------------------------------------------------


                                                          SCIENCE &
                                                      TECHNOLOGY TRUST
                                                 --------------------------
                                                  SIX MONTHS
                                                     ENDED      01/01/1997*
                                                  06/30/1998         TO
                                                  (UNAUDITED)    12/31/1997
                                                 ------------   -----------

Net asset value, beginning
  of period...................................   $  13.62       $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss........................      (0.05)        (0.04)
   Net realized and unrealized gain
    on investments and foreign currency
    transactions..............................       2.40          1.38
                                                 --------       -------

         Total from investment operations.....       2.35          1.34

LESS DISTRIBUTIONS:
   Distributions from capital gains...........        ---         (0.04)
   Distributions in excess of capital gains...        ---         (0.18)
                                                 --------       -------

         Total distributions..................        ---         (0.22)
                                                 --------       -------

Net asset value, end of period................   $  15.97       $ 13.62
                                                 ========       =======


         Total return.........................      17.25%+       10.71%

Net assets, end of period (000's).............   $109,839       $67,348

Ratio of operating expenses to
  average net assets..........................       1.19%(A)      1.26%

Ratio of net investment loss to
  average net assets..........................      (0.82%(A)     (0.54%)

Portfolio turnover rate.......................        112%(A)       121%


------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------------


                                                           INTERNATIONAL
                                                          SMALL CAP TRUST
                                               --------------------------------------
                                               SIX MONTHS
                                                   ENDED        YEAR      03/04/1996*
                                                06/30/1998      ENDED          TO
                                               (UNAUDITED)      1997       12/31/1996
                                               ------------   ---------   -----------

Net asset value, beginning
  of period..................................  $  13.70       $  13.60    $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income...................      0.05           0.08       0.06
     Net realized and unrealized gain
      on investments and foreign
      currency transactions..................      2.91           0.03       1.09
                                               --------       --------    -------

         Total from investment operations....      2.96           0.11       1.15


LESS DISTRIBUTIONS:
     Dividends from net investment income....     (0.05)         (0.01)     (0.05)
                                               --------       --------    -------

Net asset value, end of period...............  $  16.61       $  13.70    $ 13.60
                                               ========       ========    =======


         Total return........................     21.60%+         0.79%      9.20%+

Net assets, end of period (000's)............  $157,130       $128,576    $97,218

Ratio of operating expenses to
  average net assets.........................      1.23%(A)       1.31%      1.29%(A)

Ratio of net investment income to
  average net assets.........................      0.64%(A)       0.63%      0.93%(A)

Portfolio turnover rate......................        54%(A)         74%        50%(A)



------------------------

*    Commencement of operations
+    Non-annualized
(A)  Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------


                                                    EMERGING GROWTH TRUST
                                                 ---------------------------
                                                  SIX MONTHS
                                                     ENDED       01/01/1997*
                                                  06/30/1998          TO
                                                  (UNAUDITED)    12/31/1997
                                                 -------------   -----------

Net asset value, beginning of period..........   $  24.13        $  20.60

INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss......................      (0.06)          (0.02)
     Net realized and unrealized gain
       on investments.........................       1.56            3.55
                                                 --------        --------

         Total from investment operations.....       1.50            3.53

LESS DISTRIBUTIONS:
     Distributions from capital gains.........      (0.36)            ---
                                                 --------        --------

Net asset value, end of period................   $  25.27        $  24.13
                                                 ========        ========


         Total return.........................       6.16%+         17.14%

Net assets, end of period (000's).............   $304,914        $275,774

Ratio of operating expenses to
  average net assets..........................       1.09%(A)        1.11%

Ratio of net investment loss to
  average net assets..........................      (0.52%)(A)      (0.13%)

Portfolio turnover rate.......................         78%(A)         120%



--------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------


                                                       PILGRIM BAXTER
                                                        GROWTH TRUST
                                                 --------------------------
                                                  SIX MONTHS
                                                    ENDED       01/01/1997*
                                                  06/30/1998         TO
                                                  (UNAUDITED)   12/31/1997
                                                 ------------   -----------

Net asset value, beginning of period........     $  12.50        $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss....................        (0.04)         (0.03)
     Net realized and unrealized gain
       on investments.......................         0.64           0.03
                                                 --------        -------

         Total from investment operations...         0.60            ---

Net asset value, end of period..............     $  13.10        $ 12.50
                                                 ========        =======

               Total return.................         4.80%+         0.00%

Net assets, end of period (000's)...........     $123,832        $93,335

Ratio of operating expenses to
  average net assets........................         1.12%(A)       1.18%

Ratio of net investment loss to
  average net assets........................        (0.67%)(A)     (0.46%)

Portfolio turnover rate.....................          257%(A)         63%



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------------------


                                                             SMALL/MID CAP TRUST
                                                 ------------------------------------------
                                                  SIX MONTHS
                                                    ENDED           YEAR       03/04/1996*
                                                  06/30/1998        ENDED          TO
                                                  (UNAUDITED)    12/31/1997    12/31/1996
                                                 -------------   ----------   -------------

Net  asset value, beginning of period.........   $  15.41        $  13.37     $  12.50

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss........................      (0.03)          (0.04)         ---
   Net realized and unrealized gain
     on investments and foreign currency
     transactions.............................       3.11            2.08         0.87
                                                 --------        --------     --------

         Total from investment operations.....       3.08            2.04         0.87



Net asset value, end of period................   $  18.49        $  15.41     $  13.37
                                                 ========        ========     ========


         Total return.........................      19.99%+         15.26%        6.96%+

Net assets, end of period (000's).............   $337,849        $268,377     $176,062

Ratio of operating expenses to
  average net assets..........................       1.03%(A)        1.05%        1.10%(A)

Ratio of net investment loss to
  average net assets..........................      (0.36%)(A)      (0.33%)      (0.02%)(A)

Portfolio turnover rate.......................        144%(A)         151%          67%(A)



------------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------


                                                         INTERNATIONAL STOCK
                                                                TRUST
                                                     ---------------------------
                                                      SIX MONTHS
                                                         ENDED       01/01/1997*
                                                      06/30/1998          TO
                                                      (UNAUDITED)    12/31/1997
                                                     ------------    -----------

Net asset value, beginning of period .............   $  11.47         $  11.47

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .......................       0.08             0.04
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ..............................       1.47             0.12
                                                     --------         --------

         Total from investment operations ........       1.55             0.16

LESS DISTRIBUTIONS
     Dividends from net investment income ........       --              (0.03)
     Distributions from capital gains ............       --              (0.05)
     Distributions in excess of capital gains ....       --              (0.08)

         Total Distributions .....................       --              (0.16)
                                                     --------         --------

Net asset value, end of period ...................   $  13.02         $  11.47
                                                     ========         ========


         Total return ............................      13.52%+           1.38%

Net assets, end of period (000's) ................   $203,102         $145,253

Ratio of operating expenses to
  average net assets .............................       1.23%(A)         1.38%

Ratio of net investment income to
  average net assets .............................       1.37%(A)         0.56%

Portfolio turnover rate ..........................         25%(A)           43%



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                           WORLDWIDE GROWTH
                                                                 TRUST
                                                      --------------------------
                                                       SIX MONTHS
                                                        ENDED        01/01/1997*
                                                      06/30/1998          TO
                                                      (UNAUDITED)    12/31/1997
                                                      -----------    -----------
Net asset value, beginning of period ............     $ 14.04        $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .......................       0.09           0.04
     Net realized and unrealized gain
       on investments and foreign
       currency transactions .....................       1.71           1.62
                                                      -------        -------

         Total from investment operations ........       1.80           1.66


LESS DISTRIBUTIONS:
     Dividends from net investment income ........       --            (0.03)
     Distributions from capital gains ............       --            (0.02)
     Distributions in excess of capital gains ....       --            (0.07)

         Total distributions .....................       --            (0.12)
                                                      -------        -------

Net asset value, end of period ...................    $ 15.84        $ 14.04
                                                      =======        =======


         Total return ............................      12.82%+        13.29%

Net assets, end of period (000's) ................    $34,580        $24,262

Ratio of operating expenses to
  average net assets .............................       1.19%(A)       1.32%

Ratio of net investment income to
  average net assets .............................       1.30%(A)       0.61%

Portfolio turnover rate ..........................         92%(A)         84%



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------------------------------------------------

                                                                              GLOBAL EQUITY TRUST
                                               ---------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                       YEARS ENDED DECEMBER 31,
                                                06/30/1998   -------------------------------------------------------------
                                                (UNAUDITED)     1997         1996         1995         1994         1993
                                               ------------  ---------    ---------    ---------    ---------    ---------
Net asset value,
 beginning of period .....................     $  19.38      $  17.84     $  16.10     $  15.74     $  15.73     $  12.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(B) ........         0.12          0.19         0.12         0.29         0.05         0.12
  Net realized and unrealized
   gain(loss) on investments
   and foreign currency
   transactions ..........................         2.38          3.16         1.89         0.84         0.22         3.79
                                               --------      --------     --------     --------     --------     --------

     Total from investment operations ....         2.50          3.35         2.01         1.13         0.27         3.91

LESS DISTRIBUTIONS:
  Dividends from net
   investment income .....................        (0.36)        (0.27)       (0.27)       (0.08)       (0.02)       (0.18)
  Distributions from
   capital gains .........................        (1.08)        (1.54)        --          (0.69)       (0.24)        --
                                               --------      --------     --------     --------     --------     --------

     Total distributions .................        (1.44)        (1.81)       (0.27)       (0.77)       (0.26)       (0.18)
                                               --------      --------     --------     --------     --------     --------

Net asset value, end of period ...........     $  20.44      $  19.38     $  17.84     $  16.10     $  15.74     $  15.73
                                               ========      ========     ========     ========     ========     ========

     Total return ........................        12.57%+       20.80%       12.62%        7.68%        1.74%       32.89%

Net assets, end of period (000's) ........     $972,655      $868,413     $726,842     $648,183     $616,138     $377,871

Ratio of operating expenses to
 average net assets(C) ...................         0.99%(A)      1.01%        1.01%        1.05%        1.08%        1.16%

Ratio of net investment income
 to average net assets ...................         1.19%(A)      1.02%        0.78%        0.61%        0.44%        0.77%

Portfolio turnover rate ..................           28%(A)        33%         169%          63%          52%          52%



                                                                     GLOBAL EQUITY TRUST
                                               ----------------------------------------------------------------
                                                           YEARS ENDED DECEMBER 31,                 03/18/1988*
                                               ------------------------------------------------          TO
                                                   1992         1991         1990         1989       12/31/1988
                                               ----------    --------     ---------    --------     -----------
Net asset value,
 beginning of period .....................     $  12.24      $ 11.00      $ 12.57      $ 10.15      $10.03

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(B) ........         0.10         0.16         0.12         0.10       (0.05)
  Net realized and unrealized
   gain(loss) on investments
   and foreign currency
   transactions ..........................        (0.19)        1.23        (1.41)        2.32        0.17
                                               --------      -------      -------      -------      ------

     Total from investment operations ....        (0.09)        1.39        (1.29)        2.42        0.12

LESS DISTRIBUTIONS:
  Dividends from net
   investment income .....................        (0.15)       (0.15)       (0.04)        --          --
  Distributions from
   capital gains .........................         --           --          (0.24)        --          --
                                               --------      -------      -------      -------      ------

     Total distributions .................        (0.15)       (0.15)       (0.28)        --          --
                                               --------      -------      -------      -------      ------

Net asset value, end of period ...........     $  12.00      $ 12.24      $ 11.00      $ 12.57      $10.15
                                               ========      =======      =======      =======      ======

     Total return ........................        (0.72%)      12.80%      (10.43%)      23.84%       1.20%+

Net assets, end of period (000's) ........     $116,731      $89,003      $63,028      $26,223      $2,143

Ratio of operating expenses to
 average net assets(C) ...................         1.16%        1.23%        1.28%        1.62%       3.98%(A)

Ratio of net investment income
 to average net assets ...................         1.12%        1.47%        1.97%        1.82%      (1.71%)(A)

Portfolio turnover rate ..................           69%          74%          67%         109%         81%(A)



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized
(B) After expense reimbursement per share of $0.02 in 1988.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 4.53% in 1988.



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------------


                                                        SMALL COMPANY
                                                         VALUE TRUST
                                                 --------------------------
                                                  SIX MONTHS
                                                     ENDED      10/01/1997*
                                                  06/30/1998        TO
                                                  (UNAUDITED)    12/31/1997
                                                 ------------   -----------

Net asset value, beginning of period ........    $  11.94       $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .....................        0.01          0.01
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .............................        0.51         (0.57)
                                                 --------       -------

     Total from investment operations .......        0.52         (0.56)
                                                 --------       -------

LESS DISTRIBUTIONS:
  Dividends from net investment income ......       (0.01)         --
                                                 --------       -------

Ret asset value, end of period ..............    $  12.45       $ 11.94
                                                 ========       =======


     Total return ...........................        4.33%+       (4.48%)+

Net assets, end of period (000's) ...........     127,201        67,091

Ratio of operating expenses to
 average net assets .........................        1.19%(A)      1.19%(A)

Ratio of net investment income to
 average net assets .........................        0.23%(A)      0.54%(A)

Portfolio turnover rate .....................         106%(A)        81%(A)



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    EQUITY TRUST
                                             ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEARS ENDED DECEMBER 31,
                                               06/30/1998     -----------------------------------------------------------------
                                               (UNAUDITED)        1997           1996          1995         1994        1993*
                                             --------------   -----------    -----------    ---------    ----------   ---------
Net asset value,
 beginning of period .....................   $    21.50       $    22.62     $    20.79     $  14.66     $  15.57     $  13.97

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................         0.03             0.08           0.13         0.10         0.11         0.07
  Net realized and unrealized
    gain(loss) on investments
    and foreign currency
    transactions .........................         2.59             3.31           3.77         6.14        (0.18)        2.11
                                             ----------       ----------     ----------     --------     --------     --------

      Total from investment operations ...         2.62             3.39           3.90         6.24        (0.07)        2.18

LESS DISTRIBUTIONS:
  Dividends from net
   investment income .....................        (0.07)           (0.14)         (0.09)       (0.11)       (0.05)       (0.58)
  Distributions from
   capital gains .........................        (4.16)           (4.37)         (1.98)        --          (0.79)        --
                                             ----------       ----------     ----------     --------     --------     --------

      Total distributions ................        (4.23)           (4.51)         (2.07)       (0.11)       (0.84)       (0.58)
                                             ----------       ----------     ----------     --------     --------     --------

Net asset value, end of period ...........   $    19.89       $    21.50     $    22.62     $  20.79     $  14.66     $  15.57
                                             ==========       ==========     ==========     ========     ========     ========

      Total return .......................        11.71%+          19.25%         20.14%       42.79%       (0.53%)      16.31%

Net assets, end of period (000's) ........   $1,649,515       $1,521,382     $1,345,461     $988,800     $534,562     $387,842

Ratio of operating expenses to
  average net assets .....................         0.79%(A)         0.80%          0.80%        0.80%        0.84%        0.88%

Ratio of net investment
  income to average net assets ...........         0.35%(A)         0.35%          0.71%        0.63%        0.88%        0.50%

Portfolio turnover rate ..................           85%(A)          224%           223%          88%         132%         173%


                                                                       EQUITY TRUST
                                             -------------------------------------------------------------

                                                                   YEARS ENDED DECEMBER 31,
                                             -------------------------------------------------------------
                                                1992         1991         1990         1989         1988
                                             ---------    ---------    ----------   ---------    ---------
Net asset value,
 beginning of period .....................   $  13.12     $  11.33     $  19.14     $  15.17     $  12.57

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..................       0.64         0.14         0.24         0.29         0.15
  Net realized and unrealized
    gain(loss) on investments
    and foreign currency
    transactions .........................       0.38         1.88        (1.95)        3.87         2.45
                                             --------     --------     --------     --------     --------

      Total from investment operations ...       1.02         2.02        (1.71)        4.16         2.60

LESS DISTRIBUTIONS:
  Dividends from net
   investment income .....................      (0.17)       (0.23)       (0.29)       (0.12)        --
  Distributions from
   capital gains .........................       --           --          (5.81)       (0.07)        --
                                             --------     --------     --------     --------     --------

      Total distributions ................      (0.17)       (0.23)       (6.10)       (0.19)        --
                                             --------     --------     --------     --------     --------

Net asset value, end of period ...........   $  13.97     $  13.12     $  11.33     $  19.14     $  15.17
                                             ========     ========     ========     ========     ========

      Total return .......................       7.93%       17.94%      (11.79%)      27.70%       20.71%

Net assets, end of period (000's) ........   $192,626     $ 88,235     $ 36,564     $ 32,108     $133,852

Ratio of operating expenses to
  average net assets .....................       0.95%        0.89%        0.97%        1.02%        1.08%

Ratio of net investment
  income to average net assets ...........       7.31%        2.23%        2.74%        1.90%        1.80%

Portfolio turnover rate ..................        782%         172%          95%         111%          49%

-------------------
* Net investment income per share was calculated using the average shares method for fiscal year 1993.
+   Non-annualized
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
---------------------------------------------------------------------------------------------


                                                                   GROWTH TRUST
                                                    -----------------------------------------
                                                     SIX MONTHS
                                                        ENDED         YEAR        07/15/1996*
                                                     06/30/1998       ENDED           TO
                                                     (UNAUDITED)   12/31/1997      12/31/1996
                                                    ------------   ----------     -----------
Net asset value, beginning of period ........       $  17.21       $  13.73       $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...................          0.03           0.08          0.09
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ..........................          3.23           3.40          1.23
                                                    --------       --------       -------

         Total from investment operations ....          3.26           3.48          1.32

LESS DISTRIBUTIONS:
     Dividends from net investment income ....         (0.07)          --           (0.09)
     Distribution from capital gains .........         (0.70)          --            --
                                                    --------       --------       -------

         Total distributions .................         (0.77)          --            --
                                                    --------       --------       -------

Net asset value, end of period ...............      $  19.70       $  17.21       $ 13.73
                                                    ========       ========       =======


         Total return ........................         19.11%+        25.35%        10.53%+

Net assets, end of period (000's) ............      $240,510       $167,388       $56,807

Ratio of operating expenses to
  average net assets .........................          0.90%(A)       0.95%         1.01%(A)

Ratio of net investment income to
  average net assets .........................          0.48%(A)       0.74%         2.57%(A)

Portfolio turnover rate ......................            97%(A)        179%          215%(A)



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
---------------------------------------------------------------------------------------------------------------

                                                                     QUANTITATIVE EQUITY TRUST
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                      YEARS ENDED DECEMBER 31,
                                            06/30/1998    -----------------------------------------------------
                                            (UNAUDITED)      1997      1996**      1995       1994       1993
                                           ------------   ---------   --------   --------   --------   --------
Net asset value,
 beginning of period ....................  $  22.50       $  17.33    $ 17.27    $ 13.36    $ 14.68    $ 13.73

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(B) ..............      0.08           0.26       0.26       0.24       0.20       0.19
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .........................      3.21           4.91       2.83       3.67      (0.81)      1.64
                                           --------       --------    -------    -------    -------    -------

      Total from investment operations ..      3.29           5.17       3.09       3.91      (0.61)      1.83

LESS DISTRIBUTIONS:
  Dividends from net
   investment income ....................     (0.25)          --        (0.50)      --        (0.20)     (0.19)
  Distributions from
   capital gains ........................     (2.65)          --        (2.51)      --        (0.51)     (0.69)
  Distributions in excess of
   capital gains ........................      --             --        (0.02)      --         --         --
                                           --------       --------    -------    -------    -------    -------


      Total distributions ...............     (2.90)          --        (3.03)      --        (0.71)     (0.88)
                                           --------       --------    -------    -------    -------    -------

Net asset value, end of period ..........  $  22.89       $  22.50    $ 17.33    $ 17.27    $ 13.36    $ 14.68
                                           ========       ========    =======    =======    =======    =======

      Total return ......................     14.68%+        29.83%     17.92      29.23%     (4.19%)    13.39%

Net assets, end of period (000's) .......  $214,535       $167,530    $91,900    $60,996    $34,829    $21,651

Ratio of operating expenses to
 average net assets(C) ..................      0.75%(A)       0.50%      0.50%      0.50%      0.50%      0.50%

Ratio of net investment income to
 average net assets .....................      0.93%(A)       1.50%      1.81%      1.76%      1.53%      1.39%

Portfolio turnover rate .................       253%(A)        114%       105%       109%        85%        88%


                                                      QUANTITATIVE EQUITY TRUST
                                           --------------------------------------------------

                                                      YEARS ENDED DECEMBER 31,
                                           --------------------------------------------------
                                             1992       1991    1990        1989        1988
                                           -------    -------  -------    -------      ------
Net asset value,
 beginning of period ....................  $13.33     $10.48   $11.25     $ 8.91      $ 8.36

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(B) ..............    0.18       0.21     0.32       0.36        0.28
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .........................    0.61       2.94    (0.77)      2.34        0.56
                                           ------     ------   ------     ------      ------

      Total from investment operations ..    0.79       3.15    (0.45)      2.70        0.84

LESS DISTRIBUTIONS:
  Dividends from net
   investment income ....................   (0.18)     (0.21)   (0.32)     (0.36)      (0.29)
  Distributions from
   capital gains ........................   (0.21)     (0.09)    --         --          --
  Distributions in excess of
   capital gains ........................    --         --       --         --          --
                                           ------     ------   ------     ------      ------


      Total distributions ...............   (0.39)     (0.30)   (0.32)     (0.36)      (0.29)
                                           ------     ------   ------     ------      ------

Net asset value, end of period ..........  $13.73     $13.33   $10.48     $11.25      $ 8.91
                                           ======     ======   ======     ======      ======

      Total return ......................    6.07%     30.18%   (4.06%)    30.66%       9.86%

Net assets, end of period (000's) .......  $9,708     $5,480   $2,872     $2,138      $1,176

Ratio of operating expenses to
 average net assets(C) ..................    0.50%      0.50%    0.50%      0.50%       0.50%

Ratio of net investment income to
 average net assets .....................    1.51%      1.78%    3.06%      3.48%       3.16%

Portfolio turnover rate .................      48%        53%     121%       121%        172%

------------------------
** Effective December 31, 1996, the Portfolio changes its name from the Common Stock Fund.
+   Non-annualized
(A) Annualized
(B) After investment adviser expense reimbursement per share of $0.05 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 0.77% for the year ended December 31, 1997. Effective January 1, 1998, this voluntary expense reimbursement is no longer in effect.

    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------------------------------


                                                                    EQUITY INDEX TRUST
                                                        ---------------------------------------
                                                         SIX MONTHS
                                                            ENDED          YEAR     02/14/1996*
                                                         06/30/1998       ENDED       TO
                                                         (UNAUDITED)   12/31/1997  12/31/1996**
                                                        ------------   ----------  ------------
Net asset value, beginning of period ............       $  12.48        $ 10.69     $10.00

Income from investment operations:
     Net investment income (B) ...................          0.11           0.32       0.19
     Net realized and unrealized gain
       on investments ............................          2.08           3.26       1.29
                                                        --------        -------     ------

        Total from investment operations .........          2.19           3.58       1.48

LESS DISTRIBUTIONS:
     Dividends from net investment income ........          --            (0.32)     (0.19)
     Distributions from capital gains ............         (0.27)         (1.47)     (0.21)
     Distributions in excess of capital gains ....          --             --        (0.39)

        Total distributions ......................         (0.27)         (1.79)     (0.79)
                                                        --------        -------     ------

Net asset value, end of period ...................      $  14.40        $ 12.48     $10.69
                                                        ========        =======     ======

        Total return .............................         17.57%+        33.53%     14.86%+

Net assets, end of period (000's) ................      $ 44,567        $27,075     $7,818

Ratio of operating expenses to
  average net assets(C) ..........................          0.40%(A)       0.40%      0.40%(A)

Ratio of net investment income to
  average net assets .............................          1.82%(A)       3.64%      4.74%(A)

Portfolio turnover rate ..........................             1%(A)          7%        27%(A)



-------------------

*   Commencement of operations
** Effective December 31, 1996, the Portfolio changed its name from the Equity Index Fund.
+   Non-annualized
(A) Annualized
(B) After investment adviser expense reimbursement per share of $0.01 for the six months ended June 30, 1998 and the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.57% for the six months ended June 30, 1998 and the year ended December 31, 1997.



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                BLUE CHIP GROWTH TRUST
                                            ----------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                       YEARS ENDED DECEMBER 31,                   12/11/1992*
                                              06/30/1998    -----------------------------------------------------------     TO
                                              (UNAUDITED)      1997       1996**       1995        1994         1993    12/31/1992
                                            --------------  ---------   ---------   ---------   ----------   ---------- -----------

Net asset value, beginning of period ....   $  15.00        $  14.31    $  11.40    $   9.05    $   9.55     $   9.93    $  10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(B) ..............       0.03            0.09        0.03        0.03        0.04         0.05         --
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .........................       2.54            3.13        2.92        2.36       (0.50)       (0.42)      (0.07)
                                            --------        --------    --------    --------    --------     --------    --------

      Total from investment operations ..       2.57            3.22        2.95        2.39       (0.46)       (0.37)      (0.07)


LESS DISTRIBUTIONS:
  Dividends from net investment income ..      (0.08)          (0.03)      (0.04)      (0.04)      (0.04)       (0.01)        --
  Distributions from capital gains ......      (0.24)          (2.50)      --           --          --           --           --
                                            --------        --------    --------    --------    --------     --------    --------

      Total distributions ...............      (0.32)          (2.53)      (0.04)      (0.04)      (0.04)       (0.01)        --
                                            --------        --------    --------    --------    --------     --------    --------

Net asset value, end of period ..........   $  17.25        $  15.00    $  14.31    $  11.40    $   9.05     $   9.55    $   9.93
                                            ========        ========    ========    ========    ========     ========    ========

      Total return ......................      17.15%+         26.94%      25.90%      26.53%      (4.80%)      (3.80%)    (0.70%)+

Net assets, end of period (000's) .......   $894,136        $708,807    $422,571    $277,674    $151,727     $104,966    $31,118

Ratio of operating expenses to
  average net assets(C) .................       0.96%(A)       0.975%      0.975%      0.975%      0.975%       0.975%     1.06%(A)

Ratio of net investment income to
  average net assets ....................       0.43%(A)        0.74%       0.26%       0.42%       0.65%        0.75%     1.04%(A)

Portfolio turnover rate .................         44%(A)          37%        159%         57%         33%          12%        0%(A)



----------------------------------

*   Commencement of operations
** Effective October 1, 1996, the Portfolio changed its name from the Pasadena Growth Trust.
+   Non-annualized
(A) Annualized
(B) After investment adviser and subadviser expense reimbursement per share of $0.006, $0.004, $0.006 and $0.01 for the years ended December 31, 1996,
    1995, 1994 and 1993, respectively.
(C) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 1.02%, 1.03%, 1.06% and 1.09% for the years ended December 31, 1996,1995, 1994 and 1993, respectively.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------------------------------------------------------

                                                                    REAL ESTATE SECURITIES TRUST
                                                  ---------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                    YEARS ENDED DECEMBER 31,
                                                    06/30/98     ------------------------------------------------------
                                                   (UNAUDITED)      1997       1996       1995        1994       1993
                                                  ------------   ---------   --------   --------   ---------   --------
Net asset value, beginning of period ........     $  20.07       $  16.95    $ 15.10    $ 13.34    $ 14.07     $ 12.75

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (B) .................        0.34           0.80       0.74       0.67       0.55        0.47
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions .............................       (1.19)          2.32       4.31       1.35      (0.93)       2.38
                                                  --------       --------    -------    -------    -------     -------

      Total from investment operations .......       (0.85)          3.12       5.05       2.02      (0.38)       2.85


LESS DISTRIBUTIONS:
   Dividends from net investment income ......       (0.53)          --        (1.39)     (0.26)     (0.27)      (0.47)
   Distributions from capital gains ..........       (1.84)          --        (1.77)      --        (0.08)      (1.06)
   Distributions in excess of capital gains ..        --             --        (0.04)      --         --          --
                                                  --------       --------    -------    -------    -------     -------

      Total distributions ....................       (2.37)          --        (3.20)     (0.26)     (0.35)      (1.53)
                                                  --------       --------    -------    -------    -------     -------

Net asset value, end of period ...............    $  16.85       $  20.07    $ 16.95    $ 15.10    $ 13.34     $ 14.07
                                                  ========       ========    =======    =======    =======     =======


      Total return ...........................       (4.68%)+       18.41%     34.69%     15.14%     (2.76%)     22.61%

Net assets, end of period (000's) ............    $177,285       $161,759    $76,220    $52,440    $42,571     $24,106

Ratio of operating expenses to
  average net assets(C) ......................        0.75%(A)       0.50%      0.50%      0.50%      0.50%       0.50%

Ratio of net investment income to
  average net assets .........................        4.93%(A)       5.42%      5.22%      5.06%      4.26%       3.93%

Portfolio turnover rate ......................          92%(A)        148%       231%       136%        36%        143%



                                                            REAL ESTATE SECURITIES TRUST
                                                  ------------------------------------------------

                                                              YEARS ENDED DECEMBER 31,
                                                  ------------------------------------------------
                                                    1992      1991      1990       1989      1988
                                                  -------   -------   --------   -------   -------
Net asset value, beginning of period ........     $10.92    $ 8.16    $ 9.24     $ 9.12    $ 8.76

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (B) .................      0.45      0.53      0.67       0.68      0.70
   Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions .............................      1.83      2.76     (1.09)      0.15      0.37
                                                  ------    ------    ------     ------    ------

      Total from investment operations .......      2.28      3.29     (0.42)      0.83      1.07


LESS DISTRIBUTIONS:
   Dividends from net investment income ......     (0.45)    (0.53)    (0.66)     (0.71)    (0.71)
   Distributions from capital gains ..........      --        --        --         --        --
   Distributions in excess of capital gains ..      --        --        --         --        --
                                                  ------    ------    ------     ------    ------

      Total distributions ....................     (0.45)    (0.53)    (0.66)     (0.71)    (0.71)
                                                  ------    ------    ------     ------    ------

Net asset value, end of period ...............    $12.75    $10.92    $ 8.16     $ 9.24    $ 9.12
                                                  ======    ======    ======     ======    ======


      Total return ...........................     21.29%    41.10%    (4.53%)     9.23%    11.72%

Net assets, end of period (000's) ............    $7,273    $4,120    $2,774     $2,874    $2,490

Ratio of operating expenses to
  average net assets(C) ......................      0.50%     0.50%     0.50%      0.50%     0.50%

Ratio of net investment income to
  average net assets .........................      4.13%     5.40%     7.74%      7.29%     7.18%

Portfolio turnover rate ......................        71%       40%       24%        15%       23%

---------------------------------

+   Non-annualized
(A) Annualized
(B) After investment adviser and subadviser expense reimbursement per share of $0.04 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 0.77% for the year ended December 31, 1997. Effective January 1, 1998, this voluntary expense reimbursement is no longer in effect.


    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                             VALUE TRUST
                                                    ----------------------------
                                                     SIX MONTHS
                                                        ENDED        01/01/1997*
                                                     06/30/1998          TO
                                                     (UNAUDITED)     12/31/1997
                                                    ------------     -----------

Net asset value, beginning of period ..........     $  14.81          $  12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .....................        0.09              0.10
     Net realized and unrealized gain
       on investments and foreign currency
       transactions ............................        0.68              2.67
                                                    --------          --------

         Total from investment operations ......        0.77              2.77


LESS DISTRIBUTIONS:
     Dividends from net investment income ......        --               (0.10)
     Distributions from capital gains ..........        --               (0.30)
     Distributions in excess of capital gains ..        --               (0.06)
                                                    --------          --------

         Total distributions ...................        --               (0.46)
                                                    --------          --------

Net asset value, end of period .................    $  15.58          $  14.81
                                                    ========          ========

         Total return ..........................        5.27%+           22.14%

Net assets, end of period (000's) ..............    $231,782          $144,672

Ratio of operating expenses to
  average net assets ...........................        0.85%(A)          0.96%

Ratio of net investment income to
  average net assets ...........................        1.42%(A)          1.50%

Portfolio turnover rate ........................          41%(A)            43%




-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
---------------------------------------------------------------------------------------------------------


                                                            INTERNATIONAL GROWTH & INCOME TRUST
                                                 --------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED       YEARS ENDED DECEMBER 31,     01/09/1995*
                                                  06/30/1998     ------------------------          TO
                                                  (UNAUDITED)       1997           1996        12/31/1995
                                                 ------------    ----------     ---------     -----------

Net asset value, beginning of period ........    $  11.01        $  11.77       $  10.47      $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ...................       0.06            0.23           0.17         0.11
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions ..........................       1.40           (0.26)          1.15         0.59
                                                 --------        --------       --------      -------

         Total from investment operations ....       1.46           (0.03)          1.32         0.70

LESS DISTRIBUTIONS:
     Dividends from net investment income ....      (0.26)          (0.22)         (0.02)       (0.12)
     Distributions from capital gains ........      (0.36)          (0.51)          --          (0.11)
                                                 --------        --------       --------      -------

         Total distributions .................      (0.62)          (0.73)         (0.02)       (0.23)
                                                 --------        --------       --------      -------

Net asset value, end of period ...............   $  11.85        $  11.01       $  11.77      $ 10.47
                                                 ========        ========       ========      =======

         Total return ........................      13.00%+         (0.08%)        12.61%        6.98%+

Net assets, end of period (000's) ............   $238,306        $203,776       $189,010      $88,638

Ratio of operating expenses to
  average net assets .........................       1.14%(A)        1.12%          1.11%        1.47%(A)

Ratio of net investment income to
  average net assets .........................       1.17%(A)        2.08%          1.82%        0.71%(A)

Portfolio turnover rate ......................        205%(A)         166%           148%         112%(A)



-------------------

*   Commencement of operations
+   Non-annualized
(A) Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
================================================================================



                                                                  GROWTH AND INCOME TRUST
                              ------------------------------------------------------------------------------------------------------
                               SIX MONTHS                        YEARS ENDED DECEMBER 31,
                                 ENDED                                                                                04/23/1991*
                               6/30/1998      ------------------------------------------------------------------------     TO
                              (UNAUDITED)        1997          1996         1995        1994        1993        1992    12/31/1991
                              -----------     ----------    ----------    --------    --------    --------    --------  ----------
Net asset value, beginning
  of period ................. $    23.89     $    19.38    $    16.37    $  13.04    $  13.05    $  12.10    $  11.08    $ 10.00

INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income .....       0.09           0.22          0.22        0.27        0.25        0.17        0.20       0.13
  Net realized and
    unrealized gain on
    investments and foreign
    currency transactions ...       3.83           5.73          3.41        3.45        0.11        0.98        0.92       0.95
                              ----------     ----------    ----------    --------    --------    --------    --------    -------
           Total from
            investment
            operations ......       3.92           5.95          3.63        3.72        0.36        1.15        1.12       1.08

LESS DISTRIBUTIONS:
  Dividends from net
    investment income .......      (0.22)         (0.24)        (0.26)      (0.26)      (0.19)      (0.18)      (0.10)        --
  Distributions from
    capital gains ...........      (1.41)         (1.20)        (0.36)      (0.13)      (0.18)      (0.02)         --         --
                              ----------     ----------    ----------    --------    --------    --------    --------    -------
           Total
            distributions ...      (1.63)         (1.44)        (0.62)      (0.39)      (0.37)      (0.20)      (0.10)        --
                              ----------     ----------    ----------    --------    --------    --------    --------    -------
Net asset value,
  end of period ............. $    26.18     $    23.89    $    19.38    $  16.37    $  13.04    $  13.05    $  12.10    $ 11.08
                              ==========     ==========    ==========    ========    ========    ========    ========    =======

           Total return .....      16.51%+        32.83%        22.84%      29.20%       2.85%       9.62%      10.23%     10.80%+
Net assets,
  end of period (000's) ..... $2,003,972     $1,605,387    $1,033,738    $669,387    $409,534    $288,765    $130,984    $57,404


Ratio of operating
  expenses to average
  net assets ...............        0.78%(A)       0.79%         0.80%       0.80%       0.82%       0.85%       0.85%      0.98%(A)

Ratio of net investment
  income to average
  net assets................        0.84%(A)       1.14%         1.56%       2.23%       2.40%       2.29%       2.78%      2.92%(A)

Portfolio turnover
  rate......................           9%(A)         34%           49%         39%         42%         39%         44%        62%(A)


-------------------------------------
 *   Commencement of operations
 +   Non-annualized
(A)  Annualized













    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
================================================================================

                                                                         EQUITY-INCOME TRUST
                                          -----------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                      YEARS ENDED DECEMBER 31,               02/19/1993*
                                             06/30/1998     --------------------------------------------------        TO
                                             (UNAUDITED)      1997         1996**        1995          1994#      12/31/1993
                                             ----------     --------      --------      --------      --------    ----------

Net  asset value, beginning
 of period ...........................       $    17.24     $  15.41      $  13.81      $  11.33      $  11.31      $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .............             0.17         0.34          0.21          0.17          0.12         0.07
   Net realized and unrealized
     gain (loss) on investments
     and foreign currency
     transactions ....................             0.97         3.68          2.39          2.49         (0.03)        1.24
                                             ----------     --------      --------      --------      --------      -------
        Total from investment
          operations .................             1.14         4.02          2.60          2.66          0.09         1.31

LESS DISTRIBUTIONS:
   Dividends from net investment
     income ..........................            (0.33)       (0.21)        (0.16)        (0.08)        (0.05)          --
   Distributions from capital gains ..            (0.73)       (1.98)        (0.84)        (0.10)        (0.02)          --
                                             ----------     --------      --------      --------      --------      -------

        Total distributions ..........            (1.06)       (2.19)        (1.00)        (0.18)        (0.07)          --
                                             ----------     --------      --------      --------      --------      -------

Net asset value, end of period .......       $    17.32     $  17.24      $  15.41      $  13.81      $  11.33      $ 11.31
                                             ==========     ========      ========      ========      ========      =======


               Total return ..........             6.39%+      29.71%        19.85%        23.69%         0.79%       13.10%+

Net assets, end of period (000's) ....       $1,054,681     $941,705      $599,486      $396,827      $221,835      $86,472

Ratio of operating expenses to
 average net assets ..................             0.83%(A)     0.85%         0.85%         0.85%         0.87%        0.94%(A)

Ratio of net investment income
 to average net assets ...............             2.10%(A)     2.47%         1.78%         1.63%         1.08%        1.30%(A)

Portfolio turnover rate ..............               22%(A)       25%          158%           52%           26%          33%(A)



----------

 *    Commencement of operations
** Effective October 1, 1996, the Portfolio changed its name from the Value Equity Trust.
 # Net investment income per share was calculated using the average shares method for fiscal year 1994.
 +    Non-annualized
(A)   Annualized





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
================================================================================


                                                          BALANCED TRUST
                                                     ------------------------
                                                      SIX MONTHS
                                                         ENDED     01/01/1997*
                                                      06/30/1998       TO
                                                     (UNAUDITED)    12/31/97
                                                      ----------   -----------

Net  asset value, beginning
  of period .....................................     $  19.33      $  16.41

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income ......................         0.21          0.51
     Net realized and unrealized gain
       on investments and foreign currency
       transactions .............................         1.63          2.41
                                                      --------      --------

                 Total from investment
                    operations ..................         1.84          2.92
                                                      --------      --------
LESS DISTRIBUTIONS:
     Dividends from net investment income .......        (0.48)           --
     Distributions from capital gains ...........        (2.09)           --
                                                      --------      --------

               Total distributions ..............        (2.57)           --
                                                      --------      --------

Net asset value, end of period ..................     $  18.60      $  19.33
                                                      ========      ========


               Total return .....................         9.38%+       17.79%

Net assets, end of period (000's) ...............     $213,023      $177,045

Ratio of operating expenses to
  average net assets ............................         0.86%(A)      0.88%

Ratio of net investment income to
  average net assets ............................         2.72%(A)      2.97%

Portfolio turnover rate .........................          201%(A)       219%



----------

 *   Commencement of operations
 +   Non-annualized
(A)  Annualized




    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

                                                                   AGGRESSIVE ASSET ALLOCATION TRUST
                                   -------------------------------------------------------------------------------------------------
                                   SIX MONTHS
                                      ENDED                           YEARS ENDED DECEMBER 31,                           08/03/1989*
                                   06/30/1998  -------------------------------------------------------------------------      TO
                                   (UNAUDITED)  1997      1996      1995      1994      1993     1992     1991     1990  12/31/1989
                                   ----------- -------  --------  --------  --------  --------  -------  -------  ------ -----------
Net asset value, beginning
 of period ........................ $  14.36  $  13.45  $  12.85  $  11.17  $  12.03  $  11.25  $  10.72 $   9.08 $  9.88 $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........     0.13      0.29      0.36      0.35      0.31      0.34      0.30     0.36    0.36    0.08
  Net realized and unrealized
    gain (loss) on investments and
    foreign currency transactions..     1.87      2.01      1.21      2.07     (0.41)     0.79      0.55     1.69   (1.07)  (0.20)
                                    --------  --------  --------  --------  --------  --------  -------- -------- ------- -------

         Total from investment
           operations .............     2.00      2.30      1.57      2.42     (0.10)     1.13      0.85     2.05   (0.71)  (0.12)

LESS DISTRIBUTIONS:
  Dividends from net investment
    income ........................    (0.29)    (0.38)    (0.33)    (0.33)    (0.31)    (0.30)    (0.32)   (0.41)  (0.07)     --
  Distributions from capital
    gains .........................    (1.48)    (1.01)    (0.64)    (0.41)    (0.45)    (0.05)       --       --   (0.02)     --
                                    --------  --------  --------  --------  --------  --------  -------- -------- ------- -------

         Total distributions ......    (1.77)    (1.39)    (0.97)    (0.74)    (0.76)    (0.35)    (0.32)   (0.41)  (0.09)     --
                                    --------  --------  --------  --------  --------  --------  -------- -------- ------- -------

Net asset value, end of period .... $  14.59  $  14.36  $  13.45  $  12.85  $  11.17  $  12.03  $  11.25 $  10.72 $  9.08 $  9.88
                                    ========  ========  ========  ========  ========  ========  ======== ======== ======= =======

         Total return .............   13.89%+   19.09%    13.00%    22.77%    (0.69%)   10.30%     8.24%   22.96%  (7.27%) (1.20%)+

Net assets, end of period (000's).. $260,139  $243,533  $226,699  $211,757  $184,662  $174,448  $151,627 $124,632 $91,581 $87,301

Ratio of operating expenses to
  average net assets ..............    0.86%(A)  0.90%     0.90%     0.91%     0.89%     0.86%     0.89%    0.88%   0.78%   0.89%(A)

Ratio of net investment income to
  average net assets ..............    1.68%(A)  1.99%     2.73%     2.76%     2.90%     2.96%     3.08%    3.63%   4.08%   3.32%(A)

Portfolio turnover rate ...........      57%(A)    91%       75%      111%      136%       92%      123%     172%     82%     22%(A)


--------------------------------

*     Commencement of operations
+     Non-annualized
(A)   Annualized



    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 MODERATE ASSET ALLOCATION TRUST
                                               -------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                               YEARS ENDED DECEMBER 31,
                                                  6/30/98          ---------------------------------------------------------------
                                                (UNAUDITED)            1997             1996             1995             1994
                                               ------------------  -----------       -----------      -----------      -----------
Net asset value, beginning
 of period ..............................      $     12.95         $     12.49       $     12.39      $     10.79      $     11.76

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................             0.21                0.48              0.54             0.50             0.45
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .........................             1.16                1.29              0.60             1.65            (0.65)
                                               -----------         -----------       -----------      -----------      -----------

     Total from investment
      operations ........................             1.37                1.77              1.14             2.15            (0.20)


LESS DISTRIBUTIONS:
  Dividends from net investment income ..            (0.46)              (0.57)            (0.52)           (0.40)           (0.39)
  Distributions from capital gains ......            (1.04)              (0.74)            (0.52)           (0.37)           (0.07)
                                               -----------         -----------       -----------      -----------      -----------


     Total distributions ................            (1.50)              (1.31)            (1.04)           (0.77)           (0.46)
                                               -----------         -----------       -----------      -----------      -----------

Net asset value, end of period ..........      $     12.82         $     12.95       $     12.49      $     12.39      $     10.79
                                               ===========         ===========       ===========      ===========      ===========


     Total return .......................      $     10.61%+             15.87%             9.96%           20.68%           (1.61%)

Net assets, end of period (000's) .......      $   630,825         $   609,142       $   624,821      $   650,136      $   604,491

Ratio of operating expenses to
 average net assets .....................             0.83%(A)            0.85%             0.84%            0.84%            0.85%

Ratio of net investment income to
 average net assets .....................             3.05%(A)            3.37%             4.17%            4.09%            4.01%

Portfolio turnover rate .................                2%(A)              78%               78%             129%             180%

                                                 -----------------------------------------------------------------------------------

                                                                                                                       08/03/1989 *
                                                 -----------------------------------------------------------------          TO
                                                     1993             1992               1991              1990        12/31/1989
                                                 ------------      -----------       -----------       -----------     ------------

Net asset value, beginning
  of period ................................     $     11.14       $     10.72       $      9.29       $    10.03     $    10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income .................            0.41              0.41              0.42             0.48           0.11
     Net realized and unrealized gain (loss)
       on investments and foreign currency
       transactions ........................            0.67              0.43              1.50            (1.10)         (0.08)
                                                 -----------       -----------       -----------       ----------     ----------

                 Total from investment
                    operations .............            1.08              0.84              1.92            (0.62)          0.03


LESS DISTRIBUTIONS:
     Dividends from net investment income ..           (0.39)            (0.42)            (0.49)           (0.10)            --
     Distributions from capital gains ......           (0.07)               --                --            (0.02)            --
                                                 -----------       -----------       -----------       ----------     ----------


               Total distributions .........           (0.46)            (0.42)            (0.49)           (0.12)            --
                                                 -----------       -----------       -----------       ----------     ----------

Net asset value, end of period .............     $     11.76       $     11.14       $     10.72       $     9.29     $    10.03
                                                 ===========       ===========       ===========       ==========     ==========


               Total return ................           10.06%             8.30%            21.23%           (6.23%)         0.30%+

Net assets, end of period (000's) ..........     $   644,257       $   505,967       $   420,074       $  327,328     $  318,439

Ratio of operating expenses to
  average net assets .......................            0.84%             0.87%             0.86%            0.73%          0.79%(A)

Ratio of net investment income to
  average net assets .......................            4.02%             4.21%             4.38%            5.10%          4.51%(A)

Portfolio turnover rate ....................             135%              169%              168%              76%            41%(A)

--------------------------------------------------

*     Commencement of operations
+     Non-annualized
(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             CONSERVATIVE ASSET ALLOCATION TRUST
                                             ---------------------------------------------------------------------------------------
                                             SIX MONTHS                            YEARS ENDED DECEMBER 31,
                                               ENDED
                                             06/30/1998          ------------------------------------------------------------
                                             (UNAUDITED)           1997             1996             1995             1994
                                             -----------         ---------        ---------        ---------        ---------
Net  asset value, beginning
 of period ..............................    $   11.78           $   11.64        $   11.59        $   10.34        $   11.26

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................         0.28                0.54             0.57             0.54             0.55
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .........................         0.48                0.67             0.20             1.26            (0.76)
                                             ---------           ---------        ---------        ---------        ---------
     Total from investment
      operations ........................         0.76                1.21             0.77             1.80            (0.21)

LESS DISTRIBUTIONS:
  Dividends from net investment income ..        (0.55)              (0.59)           (0.56)           (0.55)           (0.46)
  Distributions from capital gains ......        (0.60)              (0.48)           (0.16)             ---            (0.25)
                                             ---------           ---------        ---------        ---------        ---------

     Total distributions ................        (1.15)              (1.07)           (0.72)           (0.55)           (0.71)
                                             ---------           ---------        ---------        ---------        ---------

Net asset value, end of period ..........    $   11.39           $   11.78        $   11.64        $   11.59        $   10.34
                                             =========           =========        =========        =========        =========

     Total return .......................         6.56%+             11.44%            7.03%           18.07%           (1.84%)

Net assets, end of period (000's) .......    $ 195,928           $ 204,348        $ 208,466        $ 224,390        $ 216,716

Ratio of operating expenses to
 average net assets .....................         0.87%(A)            0.89%            0.87%            0.87%            0.87%

Ratio of net investment income to
 average net assets .....................         4.21%(A)            4.39%            4.59%            4.68%            4.86%

Portfolio turnover rate .................          146%(A)              86%              73%             110%             220%

                                                                   CONSERVATIVE ASSET ALLOCATION TRUST
                                             --------------------------------------------------------------------------------

                                                                YEARS ENDED DECEMBER 31,                          08/03/1989*
                                             -------------------------------------------------------------            TO
                                                 1993             1992            1991             1990           12/31/1989
                                              ---------        ---------        ---------        ---------        -----------
Net  asset value, beginning
 of period ..............................     $   10.78        $   10.63        $    9.56        $   10.11        $   10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .................          0.50             0.47             0.58             0.62             0.15
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions .........................          0.44             0.26             1.15            (1.01)           (0.04)
                                              ---------        ---------        ---------        ---------        ---------

     Total from investment
      operations ........................          0.94             0.73             1.73            (0.39)            0.11

LESS DISTRIBUTIONS:
  Dividends from net investment income ..         (0.46)           (0.58)           (0.66)           (0.13)             ---
  Distributions from capital gains ......           ---              ---              ---            (0.03)             ---
                                              ---------        ---------        ---------        ---------        ---------

     Total distributions ................         (0.46)           (0.58)           (0.66)           (0.16)            ----
                                              ---------        ---------        ---------        ---------        ---------

Net asset value, end of period ..........     $   11.26        $   10.78        $   10.63        $    9.56        $   10.11
                                              =========        =========        =========        =========        =========

     Total return .......................          8.99%            7.36%           18.80%           (3.84%)           1.10%+

Net assets, end of period (000's) .......     $ 250,117        $ 201,787        $ 165,167        $ 149,901        $ 141,191

Ratio of operating expenses to
 average net assets .....................          0.86%            0.89%            0.88%            0.76%            0.82%(A)

Ratio of net investment income to
 average net assets .....................          4.78%            4.99%            5.65%            6.68%            6.00%(A)

Portfolio turnover rate .................           170%             252%             211%              78%              85%(A)

-----------------------------------------------

*     Commencement of operations
+     Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                        HIGH YIELD TRUST
                                                 -----------------------------
                                                 SIX MONTHS
                                                    ENDED          01/01/1997*
                                                 06/30/1998            TO
                                                 (UNAUDITED)       12/31/1997
                                                 -----------       -----------
Net  asset value, beginning
  of period ..................................... $  13.56           $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................     0.44              0.46
   Net realized and unrealized gain
     on investments and foreign currency
     transactions ...............................     0.14              1.13
                                                  --------           -------

           Total from investment
             operations .........................     0.58              1.59


LESS DISTRIBUTIONS:
   Dividends from net investment income .........    (0.01)            (0.46)
   Distributions from capital gains .............    (0.03)            (0.07)
                                                  --------           -------


           Total distributions ..................    (0.04)            (0.53)
                                                  --------           -------

Net asset value, end of period .................. $  14.10           $ 13.56
                                                  ========           =======


           Total return .........................   4.25%+            12.68%

Net assets, end of period (000's) ............... $164,018           $92,748

Ratio of operating expenses to
  average net assets ............................    0.83%(A)          0.89%

Ratio of net investment income to
  average net assets ............................    7.92%(A)          7.40%

Portfolio turnover rate .........................     109%(A)            75%


--------------------------------

*     Commencement of operations
+     Non-annualized
(A)   Annualized



    The accompanying notes are an integral part of the financial statements.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            STRATEGIC BOND TRUST
                                              --------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                        YEARS ENDED DECEMBER 31,                    2/19/1993*
                                              06/30/1998       ----------------------------------------------------          TO
                                              (UNAUDITED)        1997           1996          1995           1994         12/31/93
                                              -----------      --------       --------       -------        -------       ---------
Net  asset value, beginning
  of period ..................................  $  12.38       $  11.94       $  11.26       $   9.91       $ 10.88       $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .....................      0.36           0.67           0.62           0.78          0.57          0.33
   Net realized and unrealized gain (loss)
     on investments and foreign currency
     transactions ............................     (0.03)          0.57           0.92           1.04         (1.22)         0.55
                                                --------       --------       --------       --------       -------       -------
          Total from investment
            operations .......................      0.33           1.24           1.54           1.82         (0.65)         0.88

LESS DISTRIBUTIONS:
   Dividends from net investment income ......     (0.72)         (0.71)         (0.86)         (0.47)        (0.28)           --
   Distributions from capital gains ..........     (0.12)         (0.09)            --             --         (0.04)           --
                                                --------       --------       --------       --------       -------       -------

          Total distributions ................     (0.84)         (0.80)         (0.86)         (0.47)        (0.32)           --
                                                --------       --------       --------       --------       -------       -------

Net asset value, end of period ...............  $  11.87       $  12.38       $  11.94       $  11.26       $  9.91       $ 10.88
                                                ========       ========       ========       ========       =======       =======


          Total return .......................     2.61%+        10.98%         14.70%         19.22%        (5.99%)         8.8%+

Net assets, end of period (000's) ............  $420,963       $365,590       $221,277       $122,704       $84,433       $53,640

Ratio of operating expenses to
  average net assets .........................     0.84%(A)       0.87%          0.86%          0.92%         0.91%         1.00%(A)

Ratio of net investment income to
  average net assets .........................     7.40%(A)       7.54%          8.20%          8.76%         7.49%         6.56%(A)

Portfolio turnover rate ......................      154%(A)        131%           165%           181%          197%          356%(A)

---------------------------------------

*     Commencement of operations
+     Non-annualized
(A)   Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             GLOBAL GOVERNMENT BOND TRUST
                                      ----------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                                 YEARS ENDED DECEMBER 31,
                                       06/30/1998
                                                      ------------------------------------------------------------------------------
                                      (UNAUDITED)       1997             1996             1995             1994             1993
                                      -----------     --------         --------         --------         --------         --------
Net  asset value, beginning
 of period .......................    $  14.07        $  14.97         $  14.56         $  12.47         $  13.93         $  12.47

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..........        0.43            0.93             0.93             1.16             0.74             0.59
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ..................       (0.23)          (0.57)            0.79             1.62            (1.54)            1.67
                                      --------        --------         --------         --------         --------         --------

     Total from investment
      operations .................        0.20            0.36             1.72             2.78            (0.80)            2.26

LESS DISTRIBUTIONS:
  Dividends from net
    investment income ............       (0.95)          (1.23)           (1.31)           (0.69)           (0.30)           (0.70)
  Distributions from capital
    gains ........................      (0.40)          (0.03)            ----             ----            (0.36)           (0.10)
                                      --------        --------         --------         --------         --------         --------
     Total distributions .........       (1.35)          (1.26)           (1.31)           (0.69)           (0.66)           (0.80)
                                      --------        --------         --------         --------         --------         --------

Net asset value, end of period ...    $  12.92        $  14.07         $  14.97         $  14.56         $  12.47         $  13.93
                                      ========        ========         ========         ========         ========         ========

     Total return ................        1.26% +         2.95%           13.01%           23.18%           (5.75%)          18.99%

Net assets, end of period
 (000's) .........................    $200,436        $216,117         $249,793         $235,243         $208,513         $196,817

Ratio of operating expenses to
 average net assets ..............        0.94% (A)       0.93%            0.90%            0.93%            0.96%            1.06%

Ratio of net investment income to
 average net assets ..............        5.79% (A)       5.87%            6.38%            6.83%            6.10%            5.61%

Portfolio turnover rate ..........         104% (A)        160%             167%             171%             157%             154%

                                              --------------------------------------------------------------------------


                                                                                                             03/18/1988*
                                              --------------------------------------------------------           TO
                                                1992            1991            1990            1989         12/31/1988
                                              --------        --------        --------        --------       -----------
Net  asset value, beginning
 of period .......................            $  12.88        $  11.59        $  10.50        $  10.21       $  10.03

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ..........                0.42            0.55            0.25            0.45           0.14
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ..................               (0.16)           1.21            1.13            ----           0.04
                                              --------        --------        --------        --------       --------

     Total from investment
      operations .................                0.26            1.76            1.38            0.45           0.18

LESS DISTRIBUTIONS:
  Dividends from net
    investment income ............               (0.43)          (0.46)          (0.24)          (0.09)          ----
  Distributions from capital
    gains ........................               (0.24)          (0.01)          (0.05)          (0.07)          ----
                                              --------        --------        --------        --------       --------

     Total distributions .........               (0.67)          (0.47)          (0.29)          (0.16)          ----
                                              --------        --------        --------        --------       --------

Net asset value, end of period ...            $  12.47        $  12.88        $  11.59        $  10.50       $  10.21
                                              ========        ========        ========        ========       ========

     Total return ................                2.27%          15.86%          13.49%           4.49%          1.79% +

Net assets, end of period
 (000's) .........................            $ 67,859        $ 28,251        $ 11,582        $  4,065       $  1,355

Ratio of operating expenses to
 average net assets ..............                1.05%           1.14%           1.21%           1.50%          3.39% (A)

Ratio of net investment income to
 average net assets ..............                6.71%          17.28%           6.62%           7.15%          3.74% (A)

Portfolio turnover rate ..........                 132%            164%            142%             50%           234% (A)

------------------------------------------------


*    Commencement of operations
+    Non-annualized
(A)  Annualized




   The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                CAPITAL GROWTH BOND TRUST
                                     -----------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED                                   YEARS ENDED DECEMBER 31,
                                      06/30/1998
                                                         ---------------------------------------------------------------------------
                                      (UNAUDITED)          1997          1996 *           1995            1994            1993
                                      -----------        -------        -------         -------         -------         -------
Net  asset value, beginning
 of period .......................    $ 11.85            $ 10.90        $ 11.30         $ 10.10         $ 11.33         $ 11.12

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (B) ......       0.30               0.67           0.68            0.72            0.72            0.65
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ..................       0.11               0.28          (0.40)           1.32           (1.22)           0.51
                                      -------            -------        -------         -------         -------         -------

    Total from investment
     operations ..................       0.41               0.95           0.28            2.04           (0.50)           1.16

LESS DISTRIBUTIONS:
  Dividends from net
   investment income .............      (0.66)              ----          (0.68)          (0.72)          (0.72)          (0.65)
  Distributions from capital gains       ----               ----           ----           (0.12)          (0.01)          (0.30)
                                      -------            -------        -------         -------         -------         -------

    Total distributions ..........      (0.66)              ----          (0.68)          (0.84)          (0.73)          (0.95)
                                      -------            -------        -------         -------         -------         -------

Net asset value, end of period ...    $ 11.60            $ 11.85        $ 10.90         $ 11.30         $ 10.10         $ 11.33
                                      =======            =======        =======         =======         =======         =======

    Total return .................       3.57% +            8.72%          2.48%          20.24%          (4.49%)         10.56%

Net assets, end of period (000's)     $58,628            $53,990        $45,393         $42,694         $33,618         $41,183

Ratio of operating expenses to
 average net assets (C) ..........       0.71%(A)           0.50%          0.50%           0.50%           0.50%           0.50%

Ratio of net investment income to
 average net assets ..............        5.7%(A)          36.30%          6.15%           6.36%           6.29%           5.69%

Portfolio turnover rate ..........         26%(A)             73%            58%             85%             79%             95%

                                                               CAPITAL GROWTH BOND TRUST
                                         -----------------------------------------------------------------------
                                                                YEARS ENDED DECEMBER 31,
                                         -----------------------------------------------------------------------
                                           1992            1991            1990            1989            1988
                                         -------         -------         -------         -------         -------
Net  asset value, beginning
 of period .......................       $ 11.47         $ 10.62         $ 10.82         $ 10.32         $ 10.53

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (B) ......          0.77            0.83            0.88            0.90            0.92
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ..................         (0.11)           0.85           (0.21)           0.50           (0.17)
                                         -------         -------         -------         -------         -------

    Total from investment
     operations ..................          0.66            1.68            0.67            1.40            0.75

LESS DISTRIBUTIONS:
  Dividends from net
   investment income .............         (0.78)          (0.83)          (0.87)          (0.90)          (0.93)
  Distributions from capital gains         (0.23)           ----            ----            ----           (0.03)
                                         -------         -------         -------         -------         -------

    Total distributions ..........         (1.01)          (0.83)          (0.87)          (0.90)          (0.96)
                                         -------         -------         -------         -------         -------

Net asset value, end of period ...       $ 11.12         $ 11.47         $ 10.62         $ 10.82         $ 10.32
                                         =======         =======         =======         =======         =======


    Total return .................          5.89%          16.38%           6.58%          13.88%           7.14%

Net assets, end of period (000's)        $30,695         $29,326         $24,808         $22,768         $19,732

Ratio of operating expenses to
 average net assets (C) ..........          0.50%           0.50%           0.50%           0.50%           0.50%

Ratio of net investment income to
 average net assets ..............          6.76%           7.54%           8.25%           8.34%           8.48%

Portfolio turnover rate ..........           153%             20%             41%             69%             29%

-------------------------------

* Effective December 31, 1996, the Portfolio changed its name from the Capital Growth Bond Fund.
+    Non-annualized
(A)  Annualized
(B) After investment adviser expense reimbursement per share of $0.02 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 0.77% for the year ended December 31, 1997. Effective January 1, 1998, this voluntary expense reimbursement is no longer in effect.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             INVESTMENT QUALITY BOND TRUST
                                                      ------------------------------------------------------------------------------

                                      SIX MONTHS                              YEARS ENDED DECEMBER 31,
                                         ENDED
                                       06/30/1998     ------------------------------------------------------------------------------
                                      (UNAUDITED)       1997             1996             1995             1994             1993
                                      -----------     --------         --------         --------         --------         --------

Net  asset value, beginning
 of period ........................   $  12.13        $  11.89         $  12.32         $  11.01         $  12.12         $  11.58

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ...........       0.30            0.77             0.77             0.77             0.66             0.60
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ...................       0.20            0.30            (0.50)            1.28            (1.23)            0.53
                                      --------        --------         --------         --------         --------         --------

    Total from investment
     operations ...................       0.50            1.07             0.27             2.05            (0.57)            1.13

LESS DISTRIBUTIONS:
     Dividends from net
       investment income ..........      (0.69)          (0.83)           (0.70)           (0.74)           (0.54)           (0.59)
                                      --------        --------         --------         --------         --------         --------

Net asset value, end of period ....   $  11.94        $  12.13         $  11.89         $  12.32         $  11.01         $  12.12
                                      ========        ========         ========         ========         ========         ========

               Total return .......    4.19% +            9.75%            2.58%           19.49%           (4.64%)          10.01%

Net assets, end of period (000's)..   $246,473        $188,545         $152,961         $143,103         $111,423         $ 99,474

Ratio of operating expenses to
  average net assets ..............   0.71% (A)           0.74%            0.73%            0.74%            0.76%            0.77%

Ratio of net investment income to
  average net assets ..............   6.92% (A)           7.15%            6.95%            6.91%            6.49%            6.03%

Portfolio turnover rate ...........    37% (A)              47%              68%             137%             140%              33%

                                            -------------------------------------------------------------------------


                                            -------------------------------------------------------------------------
                                              1992           1991 *           1990           1989             1988
                                            --------        --------        --------        --------        --------

Net  asset value, beginning
 of period .........................        $  11.33        $  10.74        $  12.37        $  11.55        $  10.79

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ............            0.63            0.76            1.12            0.75            0.57
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions ....................            0.15            0.85           (1.50)           0.51            0.19
                                            --------        --------        --------        --------        --------

    Total from investment
     operations ....................            0.78            1.61           (0.38)           1.26            0.76

LESS DISTRIBUTIONS:
     Dividends from net
       investment income ...........           (0.53)          (1.02)          (1.25)          (0.44)           ----
                                            --------        --------        --------        --------        --------

Net asset value, end of period .....        $  11.58        $  11.33        $  10.74        $  12.37        $  11.55
                                            ========        ========        ========        ========        ========

               Total return ........            7.21%          16.07%          (2.73%)         11.34%           7.09%

Net assets, end of period (000's)...        $ 60,185        $ 38,896        $ 20,472        $ 26,965        $114,221

Ratio of operating expenses to
  average net assets ...............            0.80%           0.85%           0.70%           0.83%           0.89%

Ratio of net investment income to
  average net assets ...............            6.96%           7.47%           8.41%           8.77%           7.97%

Portfolio turnover rate ............              59%            115%            120%            351%             94%


----------------------------------------


* The Investment Quality Bond Trust is the successor to the Bond Trust effective April 23, 1991.
+    Non-annualized
(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             U.S. GOVERNEMENT SECURITIES TRUST
                                         -------------------------------------------------------------------------------------------

                                         SIX MONTHS                               YEARS ENDED DECEMBER 31,
                                           ENDED
                                          06/30/98       ---------------------------------------------------------------------------
                                        (UNAUDITED)        1997             1996             1995             1994           1993
                                        -----------      --------         --------         --------         --------       --------
Net  asset value, beginning
 of period ..........................    $  13.50        $  13.32         $  13.65         $  12.64         $  13.48       $  13.05

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (B) .........        0.34            0.75             0.83             0.89             0.77           0.48
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .....................        0.10            0.31            (0.41)            0.99            (0.95)          0.49
                                         --------        --------         --------         --------         --------       --------
      Total from investment
        operations ..................        0.44            1.06             0.42             1.88            (0.18)          0.97

LESS DISTRIBUTIONS:
     Dividends from net
       investment income ............       (0.65)          (0.88)           (0.75)           (0.87)           (0.51)         (0.46)
     Distributions from capital gains        ----            ----             ----             ----            (0.15)         (0.08)
                                         --------        --------         --------         --------         --------       --------

      Total distributions ...........       (0.65)          (0.88)           (0.75)           (0.87)           (0.66)         (0.54)
                                         --------        --------         --------         --------         --------       --------

Net asset value, end of period ......    $  13.29        $  13.50         $  13.32         $  13.65         $  12.64       $  13.48
                                         ========        ========         ========         ========         ========       ========

      Total return ..................        3.37% +         8.47%            3.38%           15.57%           (1.25%)         7.64%

Net assets, end of period (000's) ...    $285,548        $251,277         $204,053         $216,788         $188,813       $222,072

Ratio of operating expenses to
 average net assets (C) .............        0.71% (A)       0.72%            0.71%            0.71%            0.73%          0.75%

Ratio of net investment income to
 average net assets .................        6.18% (A)       6.27%            6.36%            6.46%            5.68%          5.05%

Portfolio turnover rate .............         194% (A)        110%             178%             212%             387%           213%

                                              -------------------------------------------------------------------------

                                                                                                            03/18/1988*
                                              -------------------------------------------------------           TO
                                                1992            1991            1990           1989**       12/31/1988
                                              --------         -------         -------         ------       -----------
Net  asset value, beginning
 of period ..........................         $  12.85         $ 11.83         $ 10.98         $ 9.81         $10.03

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (B) .........             0.10            0.19            1.07           0.20           0.07
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency
   transactions .....................             0.65            1.40           (0.13)          1.08          (0.29)
                                              --------         -------         -------         ------         ------
      Total from investment
        operations ..................             0.75            1.59            0.94           1.28          (0.22)

LESS DISTRIBUTIONS:
     Dividends from net
       investment income ............            (0.38)          (0.53)          (0.08)         (0.11)          ----
     Distributions from capital gains            (0.17)          (0.04)          (0.01)          ----           ----
                                              --------         -------         -------         ------         ------

      Total distributions ...........            (0.55)          (0.57)          (0.09)          ----           ----
                                              --------         -------         -------         ------         ------

Net asset value, end of period ......         $  13.05         $ 12.85         $ 11.83         $10.98         $ 9.81
                                              ========         =======         =======         ======         ======

      Total return ..................             6.19%          14.01%           8.63%         13.16%         (2.19%) +

Net assets, end of period (000's) ...         $125,945         $29,246         $10,469         $5,905         $  344

Ratio of operating expenses to
 average net assets (C) .............             0.76%           0.87%           1.04%          0.90%          5.16% (A)

Ratio of net investment income to
 average net assets .................             6.12%           7.09%           7.70%          6.66%          1.16% (A)

Portfolio turnover rate .............              141%            233%            284%           330%           156% (A)


----------------------------------------


*    Commencement of operations

** The U.S. Government Securities Trust is the successor to the Convertible Securities Trust effective May 1, 1989.

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.01 and $0.06 for the years ended December 31, 1989 and 1988, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 1.62% and 6.16% for the years ended December 31, 1989 and 1988, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                             MONEY MARKET TRUST
                                       ------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED                 YEARS ENDED DECEMBER 31,
                                       06/30/1998     ---------------------------------------------
                                       (UNAUDITED)      1997        1996        1995        1994
                                       -----------    --------    --------    --------    --------

Net  asset value, beginning
  of period...........................  $  10.00      $  10.00    $  10.00    $  10.00    $  10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............      0.25          0.50        0.49        0.55        0.38


LESS DISTRIBUTIONS:
     Dividends from net
       investment income..............     (0.25)        (0.50)      (0.49)      (0.55)      (0.38)
                                        --------      --------    --------    --------    --------

Net asset value, end of period........  $  10.00      $  10.00    $  10.00    $  10.00    $  10.00
                                        ========      ========    ========    ========    ========

               Total return...........      2.58%+        5.15%       5.05%       5.62%       3.78%

Net assets, end of period (000's).....  $501,207      $439,714    $363,566    $258,117    $276,674

Ratio of operating expenses to
  average net assets..................      0.53%(A)      0.54%       0.55%       0.54%       0.57%

Ratio of net investment income to
  average net assets..................      5.09%(A)      5.03%       4.97%       5.48%       3.93%


                                                                MONEY MARKET TRUST
                                       ------------------------------------------------------------------

                                                              YEARS ENDED DECEMBER 31,
                                       ------------------------------------------------------------------
                                            1993        1992       1991       1990       1989       1988
                                          --------    -------    -------    -------    -------    -------

Net  asset value, beginning
  of period...........................    $  10.00    $ 10.00    $ 10.00    $ 10.00    $ 10.00    $ 10.00

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............        0.27       0.33       0.56       0.75       0.72       0.57


LESS DISTRIBUTIONS:
     Dividends from net
       investment income..............       (0.27)     (0.33)     (0.56)     (0.75)     (0.72)     (0.57)
                                          --------    -------    -------    -------    -------    -------

Net asset value, end of period........    $  10.00    $ 10.00    $ 10.00    $ 10.00    $ 10.00    $ 10.00
                                          ========    =======    =======    =======    =======    =======

               Total return...........        2.69%      3.36%      5.71%      7.76%      8.56%      6.77%

Net assets, end of period (000's).....    $132,274    $89,535    $79,069    $85,040    $19,403    $12,268

Ratio of operating expenses to
  average net assets..................        0.59%      0.60%      0.60%      0.57%      0.79%      0.99%

Ratio of net investment income to
  average net assets..................        2.66%      3.28%      5.65%      7.27%      8.26%      6.68%


----------------------------------

+    Non-annualized
(A)  Annualized




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                           LIFESTYLE
                                                      AGGRESSIVE 1000 TRUST
                                                  ----------------------------
                                                  SIX MONTHS
                                                     ENDED         01/07/1997*
                                                  06/30/1998           TO
                                                  (UNAUDITED)      12/31/1997
                                                  -----------      -----------

Net  asset value, beginning
  of period....................................     $ 13.47          $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (B).................        0.37             0.05
     Net realized and unrealized gain
       on investments..........................        0.79             1.26
                                                    -------          -------
                 Total from investment
                    operations.................        1.16             1.31


LESS DISTRIBUTIONS:
     Dividends from net investment income......       (0.37)           (0.05)
     Distributions from capital gains..........       (0.37)           (0.29)
                                                    -------          -------

               Total distributions.............       (0.74)           (0.34)
                                                    -------          -------

Net asset value, end of period.................     $ 13.89          $ 13.47
                                                    =======          =======

               Total return....................        8.53%+          10.89%+

Net assets, end of period (000's)..............     $70,181          $49,105

Ratio of operating expenses to
  average net assets (C).......................        0.00%(A)         0.00%(A)

Ratio of net investment income to
  average net assets...........................        0.76%(A)         1.29%(A)

Portfolio turnover rate........................          48%(A)           67%(A)


-----------------------------------------------

*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) After investment adviser expense reimbursement per share of $0.009 for the six months ended June 30, 1998 and $0.007 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.02% for the six months ended June 30, 1998 and 0.03% for the year ended December 31, 1997.




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                          LIFESTYLE
                                                      GROWTH 820 TRUST
                                                 ----------------------------
                                                 SIX MONTHS
                                                    ENDED         01/07/1997*
                                                 06/30/1998           TO
                                                 (UNAUDITED)      12/31/1997
                                                 -----------      -----------

Net  asset value, beginning
  of period....................................   $  13.77          $  12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (B).................       0.45              0.30
     Net realized and unrealized gain
       on investments..........................       0.66              1.38
                                                  --------          --------

                 Total from investment
                    operations.................       1.11              1.68


LESS DISTRIBUTIONS:
     Dividends from net investment income......      (0.45)            (0.30)
     Distributions from capital gains..........      (0.29)            (0.11)
                                                  --------          --------

               Total distributions.............      (0.74)            (0.41)
                                                  --------          --------

Net asset value, end of period.................   $  14.14          $  13.77
                                                  ========          ========

               Total return....................       7.98%+           13.84%+

Net assets, end of period (000's)..............   $321,613          $217,158

Ratio of operating expenses to
  average net assets (C).......................       0.00%(A)          0.00%(A)

Ratio of net investment income to
  average net assets...........................       2.34%(A)          2.44%(A)

Portfolio turnover rate........................         28%(A)            51%(A)


-----------------------------------------------

*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) After investment adviser expense reimbursement per share of $0.004 for the six months ended June 30, 1998 and $0.004 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.02% for the six months ended June 30, 1998 and 0.03% for the year ended December 31, 1997.





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                          LIFESTYLE
                                                     BALANCED 640 TRUST
                                                 ----------------------------
                                                 SIX MONTHS
                                                    ENDED         01/07/1997*
                                                 06/30/1998           TO
                                                 (UNAUDITED)      12/31/1997
                                                 -----------      -----------

Net  asset value, beginning
  of period..................................      $ 13.56          $  12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (B)...............         0.59              0.50
     Net realized and unrealized gain
       on investments........................         0.29              1.19
                                                   -------          --------

                 Total from investment
                    operations...............         0.88              1.69


LESS DISTRIBUTIONS:
     Dividends from net investment income....        (0.59)            (0.50)
     Distributions from capital gains........        (0.15)            (0.13)
                                                   -------          --------

               Total distributions...........        (0.74)            (0.63)
                                                   -------          --------

Net asset value, end of period...............      $ 13.70          $  13.56
                                                   =======          ========

               Total return..................         6.47%+           14.11%+

Net assets, end of period (000's)............      310,546           186,653

Ratio of operating expenses to
  average net assets (C).....................         0.00%(A)          0.00%(A)

Ratio of net investment income to
  average net assets.........................         3.57%(A)          3.24%(A)

Portfolio turnover rate......................           34%(A)            44%(A)


---------------------------------------------

*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) After investment adviser expense reimbursement per share of $0.003 for the six months ended June 30, 1998 and $0.005 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.02% for the six months ended June 30, 1998 and 0.03% for the year ended December 31, 1997.






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                          LIFESTYLE
                                                     MODERATE 460 TRUST
                                                 ----------------------------
                                                 SIX MONTHS
                                                    ENDED         01/07/1997*
                                                 06/30/1998           TO
                                                 (UNAUDITED)      12/31/1997
                                                 -----------      -----------

Net  asset value, beginning
  of period...................................     $ 13.35          $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (B)................        0.51             0.65
     Net realized and unrealized gain
       on investments.........................        0.40             0.98
                                                   -------          -------

                 Total from investment
                    operations................        0.91             1.63


LESS DISTRIBUTIONS:
     Dividends from net investment income.....       (0.51)           (0.65)
     Distributions from capital gains.........       (0.07)           (0.13)
                                                   -------          -------

               Total distributions............       (0.58)           (0.78)
                                                   -------          -------

Net asset value, end of period................     $ 13.68          $ 13.35
                                                   =======          =======

               Total return...................        6.79%+           13.7%+

Net assets, end of period (000's).............     $97,117          $52,746

Ratio of operating expenses to
  average net assets (C)......................        0.00%(A)         0.00%(A)

Ratio of net investment income to
  average net assets..........................        5.09%(A)         3.91%(A)

Portfolio turnover rate.......................          36%(A)           39%(A)


----------------------------------------------


*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) After investment adviser expense reimbursement per share of $0.002 for the six months ended June 30, 1998 and $0.005 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.02% for the six months ended June 30, 1998 and 0.03% for the year ended December 31, 1997.







    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                          LIFESTYLE
                                                    CONSERVATIVE 280 TRUST
                                                 ----------------------------
                                                 SIX MONTHS
                                                    ENDED         01/07/1997*
                                                 06/30/1998           TO
                                                 (UNAUDITED)      12/31/1997
                                                 -----------      -----------


Net  asset value, beginning
  of period...................................     $ 13.01          $ 12.50

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (B)................        0.80             0.76
     Net realized and unrealized gain
       on investments.........................        0.06             0.67
                                                   -------          -------

                 Total from investment
                    operations................        0.86             1.43


LESS DISTRIBUTIONS:
     Dividends from net investment income.....       (0.80)           (0.76)
     Distributions from capital gains.........       (0.06)           (0.16)
                                                   -------          -------

               Total distributions............       (0.86)           (0.92)
                                                   -------          -------

Net asset value, end of period................     $ 13.01          $ 13.01
                                                   =======          =======

               Total return...................        5.47%+          12.15%+

Net assets, end of period (000's).............     $44,253          $19,750

Ratio of operating expenses to
  average net assets (C)......................        0.00%(A)         0.00%(A)

Ratio of net investment income to
  average net assets..........................         6.8%(A)         3.95%(A)

Portfolio turnover rate.......................          37%(A)           38%(A)

----------------------------------------------


*    Commencement of operations
+    Non-annualized
(A)  Annualized
(B) After investment adviser expense reimbursement per share of $0.002 for the six months ended June 30, 1998 and $0.006 for the year ended December 31, 1997.
(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.02% for the six months ended June 30, 1998 and 0.03% for the year ended December 31, 1997.





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


PACIFIC RIM EMERGING MARKETS TRUST
                                          SHARES         VALUE
                                          ------         -----

COMMON STOCKS - 71.65%
AGRICULTURAL OPERATIONS - 0.46%
Austral Enterprises BHD                   67,700    $   57,093
United Plantation Berhad                  70,900        53,642
                                                    ----------
                                                       110,735

AIR TRAVEL - 0.47%
Singapore Airlines, Ltd.                  23,800       111,585
                                                    ----------

APPAREL & TEXTILES - 1.41%
Esprit Holdings, Ltd.                    116,000        35,183
Glorious Sun Enterprises                 128,000        23,459
Mitsubishi Rayon Company, Ltd.            40,000       112,244
Onward Kashiyama                          12,000       150,575
PT Indorama Synthetics                   223,000        17,505
                                                    ----------
                                                       338,966

AUTOMOBILES - 0.10%
Qingling Motors Company                   90,000        24,974
                                                    ----------

BANKING - 12.39%
Australia & New Zealand Bank Group        47,100       325,704
Bangkok Bank*                             38,800        47,810
Dao Heng Bank Group, Ltd.                 30,000        42,592
Hang Seng Bank                            35,000       197,858
Housing & Commercial Bank, Korea, GDR     39,551       126,563
HSBC Holdings - HKD                       28,000       684,822
Krung Thai Bank PLC                      216,774        28,766
Macquarie Bank, Ltd.                      35,900       322,017
Malayan Bank BHD                          51,200        51,567
National Australia Bank, Ltd.             19,300       255,184
Overseas Chinese Bank                     61,080       208,433
Sanwa Bank                                24,000       215,405
Thai Farmers Bank                         34,000        30,012
The Industrial Bank of Japan, Ltd.        33,000       207,637
The Joyo Bank, Ltd.                        9,000        33,326
The Mitsui Trust & Banking Company, Ltd.   9,000        21,284
United Overseas Bank                      55,300       172,300
                                                    ----------
                                                     2,971,280

BROADCASTING - 0.54%
BEC World Public Company, Ltd.            13,100        50,600
Television Broadcast                      30,000        79,375
                                                    ----------
                                                       129,975

BUILDING MATERIALS & CONSTRUCTION - 0.30%
Citra Marga Nusaphala Persada            136,700         2,800
Henry Walker Group, Ltd.                  64,400        68,759
                                                    ----------
                                                        71,559
BUSINESS SERVICES - 0.82%
Benesse Corporation                        3,000    $  105,229
Matichon Public Company, Ltd.             28,000        26,540
Toppan Forms Company, Ltd.                 5,000        65,524
                                                    ----------
                                                       197,293

CHEMICALS - 1.52%
Dainippon Ink & Chemical, Incorporated    40,000       122,948
Orica, Ltd.                                9,900        58,689
Toray Industries, Incorporated            35,000       182,252
                                                    ----------
                                                       363,889

COMPUTERS & BUSINESS EQUIPMENT - 1.57%
PT Multipolar Corporation              3,398,000        23,195
Ricoh Company, Ltd.                       26,000       274,723
Shinawatra C. Communications              21,500        78,460
                                                    ----------
                                                       376,378

CONGLOMERATES - 4.81%
Boustead Holdings BHD                     76,600        46,880
CSR, Ltd.                                 47,200       136,535
Hutchison Whampoa, Ltd.                  100,000       527,878
Japan Airport Terminal Company, Ltd        5,000        27,844
Lung Kee Metal Holdings, Ltd.            267,600        78,942
Sime Darby Bhd                           175,000       120,595
Singapore Technologies
  Engineering, Ltd.*                     278,806       196,902
Wheelock & Company, Ltd.                  30,000        17,714
                                                    ----------
                                                     1,153,290

CONSTRUCTION  MATERIALS - 0.02%
Keppel International Engineering, Ltd.    12,900         2,986
Nikko Company                              1,000         2,784
                                                    ----------
                                                         5,770

CONSTRUCTION & MINING EQUIPMENT - 0.14%
Cahya Mata Sarawak Berhad                 70,600        32,661
                                                    ----------

CONTAINERS & GLASS - 0.56%
Kian Joo Can Factory BHD                  48,000        43,949
Rengo Company                             35,000        89,607
                                                    ----------
                                                       133,556

CRUDE PETROLEUM & NATURAL GAS - 0.45%
Fletcher Challenge Energy                 46,200       107,545
                                                    ----------

DRUGS & HEALTH CARE - 0.71%
Fujisawa Pharmaceutical Company, Ltd.     18,000       168,974
                                                    ----------




    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

ELECTRICAL EQUIPMENT - 1.50%
Matsushita Communication
  Industrial Company, Ltd.                 6,000    $  158,820
NEC Corporation                           21,000       196,377
Sumitomo Densetsu Company, Ltd.            1,000         4,534
                                                    ----------
                                                       359,731

ELECTRIC UTILITIES - 1.41%
Alsons Consolidated Resources,
  Incorporated*                        2,742,000        65,755
China Light & Power Company, Ltd.         30,000       136,681
Hong Kong & China Gas Company, Ltd.       38,500        43,727
Hongkong Electric Holdings, Ltd.          30,000        92,927
                                                    ----------
                                                       339,090

ELECTRONICS - 5.06%
Hosiden Corporation*                      30,000       323,280
K.R. Precision Public Company*            25,000        16,588
LG Information & Communication, Ltd.       3,818        54,503
Malaysian Pacific Industries Berhad       27,000        31,878
Taiyo Yuden Company                       11,000       117,422
TDK Corporation                            5,000       370,652
Thakral Corporation                      271,600       114,072
Tokyo Electron, Ltd.                       6,000       184,422
                                                    ----------
                                                     1,212,817

FINANCIAL SERVICES - 3.10%
China Resources Enterprises, Ltd.         28,000        28,911
Daiwa Securities Company, Ltd.            15,000        64,765
New World Infrastructure, Ltd.*           40,045        45,999
Nomura Securities Company, Ltd.           22,000       256,961
Promise Company, Ltd.*                     3,400       140,406
Shohkoh Fund & Company, Ltd.                 700       172,633
Singapore Finance, Ltd.                   71,400        33,899
                                                    ----------
                                                       743,574

FOOD & BEVERAGES - 1.85%
Fraser & Neave, Ltd.                      48,600       130,946
Goodman Fielder, Ltd.                    126,800       184,971
KFC Holdings                              40,000        21,204
Tokuyama Corporation                      30,000        78,976
Vitasoy International Holdings, Ltd.      80,000        26,329
                                                    ----------
                                                       442,426
HOTELS & RESTAURANTS - 0.71%
CDL Hotels International, Ltd.            65,000        19,295
Royal Company                             11,000       150,358
                                                    ----------
                                                       169,653

HOUSEHOLD APPLIANCES - 0.31%
Guangdong Kelon Electrical
  Holdings Company, Ltd.                  95,000    $   74,793
                                                    ----------

INDUSTRIAL MACHINERY - 6.24%
Amada Company, Ltd.                       75,000       366,131
Keppel Corporation                        78,125       117,767
Mitsubishi Heavy Industries, Ltd.         45,000       170,536
Mori Seiki Company                        21,000       258,039
Reliance Industries, Ltd., GDR            74,000       473,600
Thai Engine Manufacturing Public
  Company, Ltd.*                          27,500         9,612
THK Company, Ltd                           9,000       100,239
                                                    ----------
                                                     1,495,924

INSURANCE - 2.19%
Mitsui Marine and Fire Insurance
  Company, Ltd.                           70,000       352,860
Reinsurance Australia Corporation, Ltd.   67,400       172,459
                                                    ----------
                                                       525,319

INVESTMENT COMPANIES - 1.35%
Korea 1990 Trust*                            105       168,000
Korea Europe Fund                            125       107,812
Seoul International Trust                      4        47,000
                                                    ----------
                                                       322,812

LEISURE TIME - 1.33%
Aristocrat Leisure, Ltd.                  79,500       187,529
Berjaya Sports Toto BHD                   26,000        38,528
Guangdong Investment, Ltd.               110,000        24,703
Tanjong PLC                               49,000        67,887
                                                    ----------
                                                       318,647

METAL & METAL PRODUCTS - 0.62%
Amtek Engineering, Ltd.                  148,000        35,134
Kitagawa Industries Companies, Ltd.        3,400        27,540
Simsmetal, Ltd.                           21,700        85,536
                                                    ----------
                                                       148,210

MINING - 0.64%
Lanna Lignite Public Company, Ltd.*       51,500        35,391
PT Tambang Timah                          56,800        25,686
PT Tambang Timah, GDR                      6,000        26,100
Savage Resources, Ltd.                   184,900        66,570
                                                    ----------
                                                       153,747

NON-FERROUS METALS - 0.95%
MIM Holdings, Ltd.                        80,500        38,977
MNI Holdings, BHD                         36,000        34,870
WMC, Ltd.                                 50,900       153,557
                                                    ----------
                                                       227,404







    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

OFFICE FURNISHINGS & SUPPLIES - 0.04%
Catena Corporation                         3,000   $    10,393
                                                   -----------

PAPER - 0.18%
Oji Paper Company                         10,000        43,683
                                                   -----------

PETROLEUM SERVICES - 1.25%
Broken Hill Proprietary Company           23,500       199,121
Novus Petroleum PLC                       80,500        99,941
                                                   -----------
                                                       299,062

PUBLISHING - 0.95%
Singapore Press Holdings, Ltd.            34,000       228,012
                                                   -----------

REAL ESTATE - 6.90%
Amoy Properties, Ltd.                     68,000        43,882
Cheung Kong Holdings, Ltd.                40,000       196,696
China Resources Beijing Land              35,000        11,293
City Developments                         48,600       136,138
DBS Land, Ltd.                           110,600        91,893
Great Eagle Holdings, Ltd.                15,000        13,165
Henderson Investment, Ltd.                50,000        25,974
Henderson Land Development                30,000        98,929
Hongkong Land Holdings, Ltd.              35,000        43,750
Hysan Development Company, Ltd.           40,000        33,041
Mitsubishi Estate Company, Ltd.           16,000       141,173
Mitsui Fudosan Company                    20,000       158,530
New World Development Company             59,000       114,223
Parkway Holdings, Ltd.                    99,400       172,844
PT Pakuwon Jati                          219,500           749
Singapore Land, Ltd.                      83,800       176,055
Sun Hung Kai Properties, Ltd.             30,000       127,388
United Overseas Land, Ltd.               128,800        69,560
                                                   -----------
                                                     1,655,283

RETAIL GROCERY - 0.88%
Uny Company, Ltd.                         13,000       211,543
                                                   -----------

RETAIL TRADE - 1.55%
Circle K Japan Company                        78         2,725
Marui Company, Ltd.                        6,000        89,824
Mitsubishi Corporation                    43,000       267,448
Sa Sa International Holdings, Ltd.        69,000        11,577
                                                   -----------
                                                       371,574

SANITARY SERVICES - 0.11%
Puncak Niaga Holdings BHD *               78,400        27,202
                                                   -----------

SOFTWARE - 1.36%
NTT Data Communication Systems Company         9       326,101
                                                   -----------

TELECOMMUNICATIONS SERVICES - 2.38%
China Telecom, Ltd.*                      40,000       $69,437
Hong Kong Telecommunications, Ltd.       150,000       281,685
Jasmine International Public
  Company, Ltd.*                          67,000        21,434
Keppel Telecommunication &
  Transportation, Ltd.                   202,000        95,905
Singapore Telecommunications, Ltd.        20,000        28,487
Smartone Telecommunications               30,000        73,180
                                                   -----------
                                                       570,128

TELEPHONE - 2.52%
Nippon Telegraph & Telephone Corporation      47       390,902
PT Telekomunikasi Indonesia, Series B    175,000        49,872
Telecom Corporation of New Zealand        39,300       162,371
                                                   -----------
                                                       603,145

TOTAL COMMON STOCKS
(Cost: $26,585,777)                                $17,178,703
                                                   -----------


PREFERRED STOCK - 0.00%
BANKING - 0.00%
AB International Cayman Trust         16,000,000       106,459
                                                   -----------

TOTAL PREFERRED STOCK
(Cost: $108,874)                                   $   106,459
                                                   -----------


WARRANTS - 0.66%
BANKING - 0.00%
Bank International Indonesia,
  (Expiration date 01/17/2000;
  strike price IDR 1,000)*                19,796            92
                                                   -----------

CHEMICALS - 0.18%
Shin Etsu Chemical Company,
  (Expiration date 08/01/2000;
  strike price Y1,917)*                       40        43,500
                                                   -----------

COMPUTERS & BUSINESS EQUIPMENT - 0.17%
Nippon Comsys Corporation,
  (Expiration date 08/31/1999;
  strike price Y1,353)*                      275        39,226
                                                   -----------

ELECTRIC UTILITIES - 0.00%
Hong Kong & China Gas Company, Ltd.,
  (Expiration date 09/30/1999;
  strike price HKD 8.20)*                  1,750           120
                                                   -----------





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

FINANCIAL SERVICES - 0.30%
Credit Saison Company, Ltd.,
  (Expiration date 02/15/2000;
  strike price Y2,094.80)*                    36       $46,800
Promise-Tamporo Company,
  (Expiration date 02/08/2000;
  strike price Y4,556.40)*                    21        25,725
                                                   -----------
                                                        72,525

LEISURE TIME - 0.00%
Guangdong Investment, Ltd.,
  (Expiration date 07/30/1999;
  strike price HKD 8.00)*                 11,000            59
                                                   -----------

MINING - 0.00%
Savage Resources, Ltd.,
  (Expiration date 11/30/1998;
  strike price AUD 1.25)*                 12,900            24
                                                   -----------

REAL ESTATE - 0.00%
Great Eagle Holdings, Ltd.,
  (Expiration date 11/30/1998;
  strike price HKD 15.00)*                 3,000             4
Hysan Development Company, Ltd.,
  (Expiration date 04/30/1999;
  strike price HKD 16.00)*                 4,000            33
                                                   -----------
                                                            37

RETAIL TRADE - 0.01%
Elpis, Ltd., (Expiration date
  07/01/1999; strike price Y2,367)*           10         2,000

Takashimaya Cayman, (Expiration
  date 01/18/2000; strike price Y1,569)*       7           525
                                                   -----------
                                                         2,525

TOTAL WARRANTS
(Cost: $207,840)                                   $   158,108
                                                   -----------


                                    PRINCIPAL
                                       AMOUNT            VALUE
                                    ---------            -----

CONVERTIBLE BONDS - 4.97%
AUTOMOBILES - 0.04%
Qingling Motors Company,
  3.50% due 01/22/2002                 20,000      $    10,400
                                                   -----------

COMPUTERS & BUSINESS EQUIPMENT - 0.19%
Ricoh Company, Ltd.,
  00.35% due 03/31/2003             5,000,000           46,142
                                                   -----------

DRUGS & HEALTH CARE - 1.75%
Takeda Chemical Industries,
  1.90% due 09/30/1998             34,000,000          418,023
                                                   -----------

ELECTRONICS - 1.43%
Sony Corporation,
  1.40% due 03/31/2005             20,000,000         $222,029
Tokyo Electron,
  00.90% due 09/30/2003            12,000,000          120,373
                                                   -----------
                                                       342,402

FINANCIAL SERVICES - 1.02%
MTI Capital, Ltd.,
  00.50% due 10/01/2007            22,000,000          126,094
New World Infrastructure,
  Ltd., 1.00% due 04/15/2003           50,000           36,000
Shangai Industrial Investment
  Treasury Company, 1.00% due
  02/24/2003                           25,000           22,938
STB Cayman Capital,
  00.50% due 10/01/2007            10,000,000           60,027
                                                   -----------
                                                       245,059

MINING - 0.54%
Mitsui Mining & Smelting,
  00.25% due 09/30/2001            15,000,000          129,366
                                                   -----------

TOTAL CONVERTIBLE BONDS
(Cost: $1,293,585)                                 $ 1,191,392
                                                   -----------



PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----
SHORT TERM INVESTMENTS - 13.36%
$3,203,518    Navigator Securities Lending
              Trust, 5.54%                         $ 3,203,518
                                                   -----------

REPURCHASE AGREEMENTS - 9.36%
$2,244,000    Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.00%, to be
              repurchased at $2,244,312 on
              07/01/1998, collateralized by
              $1,680,000 U.S. Treasury Bonds at,
              8.50% due 02/15/2020 (valued at
              $2,292,116, including interest)      $ 2,244,000
                                                   -----------

TOTAL INVESTMENTS (Pacific Rim Emerging
Markets Trust) (Cost: $33,643,594)
                                                   $24,082,180
                                                   ===========

SCIENCE AND TECHNOLOGY TRUST

                                          Shares         Value
                                          ------         -----
COMMON STOCKS - 72.28%
BUSINESS SERVICES - 10.71%
America Online, Incorporated              20,000   $ 2,120,000
                                                   -----------





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

BUSINESS SERVICES - CONTINUED
Atlantic Data Services, Incorporated       2,800   $    53,725
Automatic Data Processing, Incorporated   11,000       801,625
BISYS Group, Incorporated                  9,500       389,500
Envoy Corporation                          5,500       260,563
First Data Corporation                    97,000     3,231,312
Gartner Group, Incorporated, Class A      54,000     1,890,000
Legato Systems, Incorporated               8,500       331,500
N2K, Incorporated                          5,500       107,937
National Data Corporation                 18,000       787,500
Nokia Corporaton, ADR                      9,500       689,344
Renaissance Worldwide, Incorporated        5,500       119,625
SunGuard Data Systems, Incorporated       22,000       844,250
Sterling Commerce, Incorporated           71,000     3,443,500
                                                   -----------
                                                    15,070,381

COMPUTERS & BUSINESS EQUIPMENT - 10.22%
Affiliated Computer Services,
  Incorporated                            11,000       423,500
Avant Corporation                         27,500       680,625
Cisco Systems, Incorporated               41,500     3,820,594
Dell Computer Corporation                 13,000     1,206,562
E*Trade Group, Incorporated               48,500     1,112,469
EMC Corporation                           58,500     2,621,531
HBO & Company                              6,900       243,225
Hewlett-Packard Company                   16,500       987,937
National Instruments Corporation           7,000       250,250
Natural Microsystems Corporation           5,500        88,000
PSINet, Incorporated                      11,000       143,000
Security Dynamics Technologies            41,500       767,750
Sun Microsystems, Incorporated            22,500       977,344
Tech Data Corporation                     16,500       707,437
Veritas Software Corporation               8,500       351,688
                                                   -----------
                                                    14,381,912

DRUGS & HEALTH CARE - 0.07%
HCIA, Incorporated                         7,500        96,563
                                                   -----------

ELECTRICAL EQUIPMENT - 2.34%
Anixter International, Incorporated       55,500     1,057,969
Level One Communications, Incorporated    12,500       293,750
Microchip Technology, Incorporated        43,000     1,123,375
Sanmina Corporation                       14,000       607,250
Sawtek, Incorporated                       8,000       118,000

ELECTRICAL EQUIPMENT - CONTINUED
Speedfam International, Incorporated       5,500      $101,406
                                                   -----------
                                                     3,301,750

ELECTRONICS - 19.12%
Altera Corporation                        48,500     1,433,781
Analog Devices, Incorporated             126,500     3,107,156
Applied Materials, Incorporated           39,000     1,150,500
Applied Micro Circuits Corporation        11,000       284,625
Brooks Automation, Incorporated            7,500        97,500
Burr-Brown Corporation                    19,500       409,500
Celestica, Incorporated                    9,500       178,125
Checkfree Holdings Corporation            14,000       412,125
Electronics For Imaging, Incorporated     59,500     1,256,937
Galileo Technology, Ltd.                   9,700       130,950
Glenayre Technologies, Incorporated       11,000       118,250
Intel Corporation                          7,000       518,875
KLA-Tencor Corporation                    43,000     1,190,562
Lam Research Corporation                  44,500       851,062
Lattice Semiconductor Corporation         11,000       312,469
Linear Technology Corporation             16,500       995,156
Lucent Technologies, Incorporated          6,200       515,763
Marshall Industries                        7,100       193,475
Maxim Integrated Products, Incorporated   96,000     3,042,000
Micrel, Incorporated                       8,500       276,250
PMC-Sierra, Incorporated                   2,000        93,750
Qlogic Corporation                         2,400        85,650
SCI Systems, Incorporated                 19,500       733,688
Solectron Corporation                     32,000     1,346,000
Synopsys, Incorporated                    69,500     3,179,625
Technology Solutions Company              11,000       348,563
Tellabs, Incorporated                      5,500       393,938
Texas Instruments, Incorporated           27,700     1,615,256
Xilinx, Incorporated                      78,000     2,652,000
                                                   -----------
                                                    26,923,531

INDUSTRIAL MACHINERY - 0.16%
Cognex Corporation                        12,000       222,000
                                                   -----------

SOFTWARE - 17.30%
Adobe Systems, Incorporated               55,500     2,355,281
Axent Technologies, Incorporated           7,500       229,688
BMC Software, Incorporated                41,500     2,155,406
Cadence Design Systems, Incorporated      14,000       437,500
Caere Corporation                          8,700       114,188
CBT Group Public, PLC, ADR                28,500     1,524,750






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

SOFTWARE - CONTINUED
Computer Associates
  International, Incorporated              8,500  $    472,281
Concentric Network Corporation             2,800        84,875
Electronic Arts                            9,500       513,000
Great Plains Software, Incorporated        5,300       179,538
Integrated Systems,
  Incorporated, Class A                   11,000       169,125
Learning Company, Incorporated            27,500       814,687
Microsoft Corporation                     32,000     3,468,000
Networks Associates, Incorporated         78,000     3,734,250
Oracle Corporation                        93,000     2,284,312
Parametric Technology Corporation        145,500     3,946,687
Peerless Systems Corporation               1,300        26,975
PeopleSoft, Incorporated                  11,000       517,000
Phoenix Technology, Ltd.                   1,100        14,025
Platinum Technology, Incorporated         13,000       371,313
Transaction Systems Architects,
  Incorporated                             7,000       269,500
Vantive Corporation                       19,500       399,750
VIASOFT, Incorporated                     16,500       267,094
                                                  ------------
                                                    24,349,225

TELECOMMUNICATIONS SERVICES - 9.57%
ADC Telecommunications, Incorporated      55,500     2,027,484
Advanced Fibre Communications             23,500       941,469
Ascend Communications, Incorporated       65,000     3,221,562
CIENA Corporation                         27,500     1,914,687
Paging Network, Incorporated              37,500       525,000
PanAmSat Corporation                      11,000       625,625
Premisys Communications, Incorporated     22,500       559,688
QUALCOMM, Incorporated                    62,500     3,511,719
Transaction Network Services,
  Incorporated                             7,000       147,438
                                                  ------------
                                                    13,474,672

TELEPHONE - 2.80%
Airtouch Communications, Incorporated      8,000       467,500
Vodafone Group PLC, ADR                    4,100       516,856
WorldCom, Incorporated                    61,000     2,954,688
                                                  ------------
                                                     3,939,044

TOTAL COMMON STOCKS
(Cost: $92,690,303)                               $101,759,078
                                                  ------------


PREFERRED STOCK - 0.39%
SOFTWARE - 0.39%
SAP AG                                       800  $    543,403
                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $335,164)                                  $    543,403
                                                  ------------

PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----
SHORT TERM INVESTMENTS - 27.33%
$   483,000   Federal Home Loan Banks
                5.55% due 07/01/1998              $    483,000
              Federal Home Loan Mortgage
              Corporaiton
 3,312,000      5.45% due 08/05/1998                 3,294,451
              Federal National Mortgage
              Association
 4,170,000      5.45% due 08/10/1998                 4,144,748
 3,000,000      5.45% due 08/14/1998                 2,980,017
27,572,460    Navigator Securities Lending
              Trust, 5.54%                          27,572,460
                                                  ------------
                                                  $ 38,474,676
TOTAL INVESTMENTS (Science and
Technology Trust) (Cost: $131,500,143)            $140,777,157
                                                  ============


INTERNATIONAL SMALL CAP TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 75.93%
AGRICULTURAL MACHINERY - 0.31%
Kverneland Gruppen AS                     19,500  $    508,839
                                                  ------------

AIR TRAVEL - 1.43%
Ryanair Holdgs PLC                        54,150     1,929,094
Virgin Express Holdings PLC, ADR*
                                          34,650       448,284
                                                  ------------
                                                     2,377,378

APPAREL & TEXTILES - 0.82%
Tefron, Ltd.*                             62,450     1,373,900
                                                  ------------

AUTO PARTS - 0.61%
Haldex AB*                                56,490     1,019,880
                                                  ------------

AUTOMOBILES - 3.55%
KTM Motorradhldg*                         12,900     1,006,581
Porsche AG                                 1,700     4,901,716
                                                  ------------
                                                     5,908,297
BROADCASTING - 1.26%
Flextech*                                 226,600    2,096,081
                                                  ------------

BUSINESS SERVICES - 3.42%
Brunel International*                     35,275     1,466,357
Kobenhavn Lufthavne                       17,850     2,167,750






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

BUSINESS SERVICES - CONTINUED
Select Appointments Holdings PLC         144,925   $ 2,068,940
                                                   -----------
                                                     5,703,047

COMPUTERS & BUSINESS EQUIPMENT - 8.06%
BTG PLC                                   90,775     1,262,553
Bulgari Spa                              381,250     1,999,859
Dassault Systemes                         68,300     3,219,727
Fuji S Ware ABC                           26,500       904,607
Misys                                     39,321     2,235,528
Psion                                    352,750     3,798,964
                                                   -----------
                                                    13,421,238

CONGLOMERATES - 1.58%
Hunter Douglas                            48,350     2,628,299
                                                   -----------
                                                     4,863,827

CONTAINERS & GLASS - 0.47%
Compania Cervecerias Unidas SA, ADR       36,725       775,816
                                                   -----------

DRUGS & HEALTH CARE - 2.33%
Orvitus*                                  55,800       874,498
Schwarz Pharmaceuticals AG                38,400     3,002,246
                                                   -----------
                                                     3,876,744

ELECTRICAL EQUIPMENT - 0.42%
Vesta Wind Systems*                       17,925       708,441
                                                   -----------

ELECTRONICS - 7.81%
Altran Technologie                        25,850     5,870,627
ARM Holdings*                             10,075       193,456
Gold Peak Industry*                      250,000         5,163
Meitec Corporation                        12,000       416,576
Rofin Sinar Technologies,
   Incorporated *                         77,650     1,378,287
Toolex Alpha N.V.*                        83,850     1,563,357
VTech Holdings, Ltd.                     961,800     3,581,302
                                                   -----------
                                                    13,008,768

FINANCIAL SERVICES - 4.16%
Icon Public, Ltd.*                        15,500       391,375
JBA Holdings                             224,450     2,323,538
Marschollek Lautenschlaeger und
  Partner AG                               8,630     4,211,040
                                                   -----------
                                                     6,925,953

FOOD & BEVERAGES - 9.12%
Doutor Coffee Company*                    32,000       819,267
Nutreco Holding NV                        43,550     1,525,402
Raisio Tehtaat Oy PLC                    291,000     5,256,110
Telepizza                                716,000     7,587,218
                                                   -----------
                                                    15,187,997
HOTELS & RESTAURANTS - 3.41%
Grupo Posadas SA*                      1,702,125   $ 1,038,077
Pizza Express                            322,200     4,637,365
                                                   -----------
                                                     5,675,442

HOUSEHOLD APPLIANCES - 1.73%
Dorel Industry, Incorporated*             31,700     1,023,241
Industrie Natuzzi SPA, ADR                71,425     1,857,050
                                                   -----------
                                                     2,880,291

INDUSTRIAL MACHINERY - 3.32%
IHC Caland                                26,225     1,477,192
Konecranes International*                 33,075     1,677,571
Tomra Systems AS                          78,925     2,368,420
                                                   -----------
                                                     5,523,183

INTERNATIONAL OIL - 0.66%
Cairn Energy, PLC*                       239,400     1,097,248
                                                   -----------

LEISURE TIME - 2.66%
Capital Radio                            152,575     1,810,667
Cinar Films, Incorporated, Class B*      134,350     2,619,825
                                                   -----------
                                                     4,430,492

MISCELLANEOUS - 0.14%
Semcon AB*                                23,000       226,367
                                                   -----------

NEWSPAPERS - 0.40%
Gruppo Editoriale L'Espresso              80,000       664,134
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES - 0.68%
Turbon International AG                   52,600     1,140,403
                                                   -----------

PAPER - 2.58%
Schmalbach Lubeca                         17,025     4,295,309
                                                   -----------

PETROLEUM SERVICES - 2.88%
British Borneo Petroleum                 299,900     1,499,725
Coflexip SA, ADR                          31,350     1,916,269
Petroleum Geological Services AS, ADR*    45,100     1,375,550
                                                   -----------
                                                     4,791,544

PHOTOGRAPHY - 0.62%
Metromedia International Group,
  Incorporated*                           86,000     1,026,625
                                                   -----------

RETAIL GROCERY - 0.24%
Distribucion Y Servicio D&S               26,650       399,750
                                                   -----------


RETAIL TRADE - 4.30%
Beter Bed Holding NV                      24,800       902,816
Ceteco Holding N.V.                        6,525       354,698
Douglas Holding AG                        35,275     1,879,690







    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

RETAIL TRADE - CONTINUED
Narvesen ASA                              16,000  $    334,008
Sixt Ag                                   10,525     1,622,418
Wetherspoon JD                           431,965     2,077,206
                                                  ------------
                                                     7,170,836

SOFTWARE - 1.67%
Eidos PLC, ADR                            51,875       693,828
New Dimension Software Ltd.*              11,000       369,188
Nippon System Development                 39,000       930,788
Smallworld PLC*                           27,100       789,287
                                                  ------------
                                                     2,783,091

TELECOMMUNICATIONS SERVICES - 3.56%
Energis PLC                              109,625     1,670,395
Global Telesystems Group
  Incorporated                            37,400     1,823,250
Grupo Iusacell S A De C V                119,675     1,645,531
Nice System, Ltd                          21,000       787,500
                                                  ------------
                                                     5,926,676

TELEPHONE - 1.76%
Netcom Systems AB *                       76,625     2,934,922
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $93,596,872)                               $126,486,991
                                                  ------------

PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----

SHORT TERM INVESTMENTS - 6.98%
$11,635,753   Navigator Securities Lending
              Trust, 5.54%                        $ 11,635,753
                                                  ------------

REPURCHASE AGREEMENTS - 17.09%
$28,469,000   Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.00%, to be
              repurchased at $28,472,954 on
              07/01/1998, collateralized by
              $19,075,000 U.S. Treasury Bonds,
              12.00% due 08/15/2013 (valued at
              $29,045,884, including interest)
                                                  $ 28,469,000
                                                  ------------

TOTAL INVESTMENTS (International Small
Cap Trust) (Cost: $133,701,625)                   $166,591,744
                                                  ============
EMERGING GROWTH TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 80.64%
AEROSPACE - 1.68%
Gulfstream Aerospace Corporation
                                          66,000  $  3,069,000

AEROSPACE - CONTINUED
Tristar Aerospace Company                191,300  $  2,965,150
                                                  ------------
                                                     6,034,150

APPAREL & TEXTILES - 1.19%
Interface, Incorporated                  212,800     4,295,900
                                                  ------------

BANKING - 2.13%
Bank United Corporation                   52,200     2,499,075
City National Corporation                 70,500     2,604,094
Cullen Frost Bankers, Incorporated        47,400     2,571,450
                                                  ------------
                                                     7,674,619

BROADCASTING - 2.69%
Central European Media
  Enterprises, Ltd., Class A             115,500     2,497,687
Heftel Broadcasting Corporation           84,100     3,763,475
Metro Networks, Incorporated              79,800     3,441,375
                                                  ------------
                                                     9,702,537

BUSINESS SERVICES - 14.04%
Assisted Living Concepts, Incorporated   178,000     3,070,500
BISYS Group, Incorporated                 76,900     3,152,900
Central Garden & Pet Company              96,200     2,994,225
Devry, Incorporated                      168,000     3,685,500
Hypercom Corporation                     181,200     1,812,000
ITT Educational Services, Incorporated   106,000     3,418,500
Kroll O'Gara Company                     102,700     2,195,213
Outdoor Systems, Incorporated            189,112     5,295,136
PMT Services, Incorporated               218,500     5,558,094
Pre- Paid Legal Services, Incorporated    81,800     2,581,812
Protection One, Incorporated             257,600     2,817,500
Robert Half International, Incorporated  127,199     7,107,244
Sterling Commerce, Incorporated           68,000     3,298,000
SunGuard Data Systems, Incorporated       93,400     3,584,225
                                                  ------------
                                                    50,570,849

COMPUTERS & BUSINESS EQUIPMENT - 4.08%
Avant Corporation                        156,000     3,861,000
National Instruments Corporation         107,400     3,839,550
Network Appliance, Incorporated           92,800     3,613,400
QRS Corporation                           89,900     3,382,487
                                                  ------------
                                                    14,696,437

CRUDE PETROLEUM & NATURAL GAS - 1.47%
Chieftain International, Incorporated    133,500     3,162,281






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES          VALUE
                                          ------          -----

CRUDE PETROLEUM & NATURAL GAS - CONTINUED
Forcenergy, Incorporated                 119,000    $ 2,119,688
                                                    -----------
                                                      5,281,969

DOMESTIC OIL - 0.37%
KCS Energy, Incorporated                 117,900      1,348,481
                                                    -----------

DRUGS & HEALTH CARE - 13.00%
Alternative Living Services,
  Incorporated                           102,600      2,770,200
Ameripath, Incorporated                  219,700      2,595,206
Aviron                                   120,000      3,742,500
Chirex, Incorporated                     125,000      2,195,313
Gilead Sciences, Incorporated             65,400      2,096,888
Mentor Corporation Minnesota              76,400      1,852,700
Micro Therapeutics, Incorporated         250,000      2,750,000
Mid Atlantic Med Services, Incorporated  207,200      2,382,800
Minimed, Incorporated                     42,000      2,199,750
National Surgery Centers, Incorporated   108,400      3,150,375
Novacare, Incorporated                   228,300      2,682,525
Pharmerica, Incorporated                 253,000      3,051,812
Renal Care Group, Incorporated            83,300      3,670,406
Sangstat Med Corporation                  90,600      2,842,575
Sepracor, Incorporated                    63,100      2,618,650
Sunrise Assisted Living, Incorporated     45,300      1,557,188
VWR Scientific Products Corporation       51,400      1,265,725
Watson Pharmaceuticals, Incorporated      73,000      3,408,187
                                                    -----------
                                                     46,832,800

ELECTRICAL EQUIPMENT - 0.16%
Cable Design Technologies Corporation     28,700        591,938
                                                    -----------

ELECTRONICS - 6.06%
Aavid Thermal Technologies,
  Incorporated                            88,000      2,574,000
Burr-Brown Corporation                    69,500      1,459,500
Cambridge Technology Partners,
  Incorporated                            62,300      3,403,137
Maxim Integrated Products, Incorporated   71,200      2,256,150
Radiant Systems, Incorporated            160,400      2,325,800
Technology Solutions Company             107,850      3,417,497
Tecnomatix Technologies Limited          101,000      2,020,000
Uniphase Corporation                      69,500    $ 4,363,297
                                                    -----------
                                                     21,819,381


FINANCIAL SERVICES - 2.00%
Allmerica Financial Corporation           67,190    $ 4,367,350
Legg Mason, Incorporated                  49,132      2,828,161
                                                    -----------
                                                      7,195,511

FOOD & BEVERAGES - 1.63%
Bob Evans Farms, Incorporated            137,500      2,913,281
Suiza Foods Corporation                   49,300      2,942,594
                                                    -----------
                                                      5,855,875

HOTELS & RESTAURANTS - 0.58%
Signature Resorts, Incorporated          126,300      2,083,950
                                                    -----------

HOUSEHOLD APPLIANCES - 1.38%
United States Home and Garden,
  Incorporated                           310,000      1,995,625
Westpoint Stevens, Incorporated           89,900      2,966,700
                                                    -----------
                                                      4,962,325

INSURANCE - 1.39%
Amerin Corporation                        87,700      2,559,744
Life Re Corporation                       30,000      2,460,000
                                                    -----------
                                                      5,019,744

LEISURE TIME - 2.79%
Family Golf Centers, Incorporated         85,400      2,161,687
Premier Parks, Incorporated               73,000      4,863,625
Vistana, Incorporated                    164,800      3,028,200
                                                    -----------
                                                     10,053,512

METAL & METAL PRODUCTS - 0.86%
Metals USA, Incorporated                 180,000      3,105,000
                                                    -----------

OFFICE FURNISHINGS & SUPPLIES - 1.07%
Miller Herman, Incorporated              159,100      3,868,119
                                                    -----------

OTHER UTILITIES - 0.94%
Casella Waste Systems, Incorporated      125,000      3,375,000
                                                    -----------

PETROLEUM SERVICES - 2.36%
Global Industries, Incorporated          167,000      2,818,125
Petroleum Geological  Services AS, ADR   144,200      4,398,100
Pride International, Incorporated         76,100      1,288,944
                                                    -----------
                                                      8,505,169

PUBLISHING - 0.73%
Jostens, Incorporated                    109,900      2,623,863
                                                    -----------





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES          VALUE
                                          ------          -----

RAILROADS & EQUIPMENT - 0.70%
Swift Transportation, Incorporated
                                         127,000   $  2,516,188
                                                   ------------

REAL ESTATE - 2.43%
CB Richard Ellis Services,
  Incorporated                            84,900      2,838,844
Fairfield Communities, Incorporated      152,000      2,916,500
Trammell Crow Company                     89,700      2,999,343
                                                   ------------
                                                      8,754,687

RETAIL TRADE - 4.40%
Borders Group, Incorporated               97,200      3,596,400
Genesis Direct, Incorporated             125,000      1,390,625
Payless ShoeSource, Incorporated          38,700      2,851,706
Staples, Incorporated                    165,700      4,794,944
Wilmar Industry, Incorporated            126,000      3,213,000
                                                   ------------
                                                     15,846,675

SOFTWARE - 5.20%
Arbor Software Corporation                67,200      2,112,600
Boole & Babbage, Incorporated             44,700      1,067,212
Check Point Software Tech,  Ltd.          65,000      2,128,750
Great Plains Software, Incorporated       81,000      2,743,875
JDA Software Group, Incorporated          75,200      3,290,000
PeopleSoft, Incorporated                  62,100      2,918,700
Transaction Systems Architects,
  Incorporated                           115,800      4,458,300
                                                   ------------
                                                     18,719,437

TELECOMMUNICATIONS SERVICES - 0.40%
Teledata Communications, Ltd.            131,000      1,449,188
                                                   ------------

TELEPHONE - 2.53%
Intermedia Communications,
  Incorporated                           120,000      5,032,500
McLeodUSA, Incorporated                  105,100      4,085,762
                                                   ------------
                                                      9,118,262

TRANSPORTATION - 2.39%
Coach USA,  Incorporated                  92,200      4,206,625
Greyhound Lines, Incorporated            355,200      2,153,400
Heartland Express, Incorporated          110,600      2,239,650
                                                   ------------
                                                      8,599,675
                                                   ------------

TOTAL COMMON STOCKS
(Cost: $242,113,558)                               $290,501,241
                                                   ------------

WARRANTS - 0.00%
REAL ESTATE - 0.00%
Security Capital Group,
  Incorporated (Expiration date
  09/18/1998; strike price $28.00)         4,897   $      1,683
                                                   ------------

TOTAL WARRANTS
(Cost: $0)                                         $      1,683
                                                   ------------


PRINCIPAL
AMOUNT                                                    VALUE
---------                                                 -----
SHORT TERM INVESTMENTS - 15.04%
$54,175,553   Navigator Securities Lending
              Trust, 5.54%                         $ 54,175,553
                                                   ------------

REPURCHASE AGREEMENTS - 4.32%
$15,544,000   Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.75%, to be
              repurchased at $15,546,483 on
              07/01/1998, collateralized
              by$11,415,000 U.S. Treasury Bonds,
              8.875% due 08/15/17 (valued at
              $15,859,396, including interest)
                                                   $ 15,544,000
                                                   ------------

TOTAL INVESTMENTS (Emerging Growth
Trust) (Cost: $311,833,111)                        $360,222,477
                                                   ============


PILGRIM BAXTER GROWTH TRUST

                                          SHARES          VALUE
                                          ------          -----
COMMON STOCKS - 76.47%
AEROSPACE - 0.19%
Kellstrom Industry, Incorporated          10,300   $    298,378
                                                   ------------

APPAREL & TEXTILES - 2.21%
American Eagle Outfitters*                16,300        628,569
Finish Line, Incorporated*                18,900        531,563
Goodys Family Clothing, Incorporated*     19,500      1,070,062
Pacific Sunwear Of California*            15,000        525,000
Stage Stores, Incorporated                15,000        678,750
                                                   ------------
                                                      3,433,944

AUTO PARTS - 0.23%
Gentex Corporation                        20,100        364,313
                                                   ------------

AUTO SERVICES - 0.69%
United Rentals, Incorporated*             25,600      1,075,200
                                                   ------------





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

BUSINESS SERVICES - 11.46%
Apollo Group, Incorporated *              91,750   $ 3,033,484
Computer Horizons Corporation*            19,300       715,306
Computer Task Group, Incorporated         21,300       713,550
Devry,  Incorporated *                    37,000       811,688
Express Scripts, Incorporated*            26,400     2,128,500
International Telecomm Systems,
  Incorporated                            18,300       530,700
Lamar Advertising Company*                47,900     1,718,412
Legato Systems, Incorporated*             33,100     1,290,900
Medquist, Incorporated*                    6,200       179,025
Memberworks, Incorporated*                15,500       499,875
Metamor Worldwide, Incorporated*          31,800     1,118,962
Metzler Group, Incorporated*              15,750       576,844
MMC Networks, Incorporated*               15,300       487,688
Pre-Paid Legal Services, Incorporated     21,100       665,969
ROMAC International, Incorporated*        21,200       643,950
Systems & Computer Technology
  Corporation                             45,300     1,223,100
Transition Systems, Incorporated*          8,200        87,125
Whittman Hart, Incorporated               11,900       575,663
World Access, Incorporated                26,500       795,000
                                                   -----------
                                                    17,795,741

COMPUTERS & BUSINESS EQUIPMENT - 9.50%
Citrix Systems, Incorporated*             55,900     3,822,162
Complete Busines Solutions, Incorporated* 20,400       733,125
Engineering Animation, Incorporated*      14,500       884,500
Gilat Satellite Networks, Ltd.*           15,500       518,281
Mastech Corporation*                      19,200       540,000
Network Solutions, Incorporated*          14,500       652,500
Saville Systems PLC, ADR*                 73,200     3,669,150
Star Telecommunications, Incorporated*    31,845       712,532
Syntel, Incorporated                      20,250       632,813
Veritas Software Corporation              51,700     2,139,087
Xeikon NV                                 10,700       228,044
Xylan Corporation                         23,000       685,688
                                                   -----------
                                                    15,217,882

CRUDE PETROLEUM & NATURAL GAS - 0.56%
National Oilwell, Incorporated*           32,200       863,363
                                                   -----------

DRUGS & HEALTH CARE - 10.92%
ABR Information Services, Incorporated*   18,000       427,500
Access Health, Incorporated*              30,100       767,550

DRUGS & HEALTH CARE - CONTINUED
Agouron Pharmaceuticals, Incorporated*    18,900   $   572,906
Alternative Living Services,
  Incorporated*                           11,200       302,400
Arterial Vascular Engineering,
  Incorporated*                           29,000     1,036,750
Cooper Company, Incorporated*             20,500       746,969
ESC Medical Systems, Ltd.*                 3,800       128,250
General Nutrition Companies,
  Incorporated *                          48,900     1,522,012
International Network Services            13,700       561,700
Minimed, Incorporated*                     5,500       288,063
Omnicare, Incorporated                    26,700     1,017,937
Pediatrix Med Group*                      13,400       498,313
Prime Hospitality Corporation*            74,600     1,300,837
Renal Care Group, Incorporated*           18,900       832,781
Resources Care, Incorporated*             35,300       650,844
Rexall Sundown, Incorporated*             54,400     1,917,600
Safeskin Corporation                      23,500       966,438
Theragenics Corporation                   39,800     1,037,287
Total Renal Care Holdings, Incorporated   50,166     1,730,727
Twinlab Corporation*                      15,000       655,313
                                                   -----------
                                                    16,962,177

ELECTRICAL EQUIPMENT - 2.60%
Artisan Components, Incorporated*         20,100       271,350
Cable Design Technologies Corporation*    17,100       352,688
Level One Communications, Incorporated*   29,050       682,675
Sanmina Corporation*                      19,000       824,125
SLI, Incorporated                         20,700       540,787
Waters Corporation                        23,300     1,373,244
                                                   -----------
                                                     4,044,869

ELECTRONICS - 6.17%
Applied Micro Circuits Corporation*       20,000       517,500
Ase Test, Ltd.*                           21,100       654,100
Avid Technology, Incorporated*            14,300       479,050
Cambridge Technology Partners,
  Incorporated*                           22,400     1,223,600
Flextronics International*                18,300       796,050
Gemstar Group, Ltd.                       40,500     1,516,219
Input/Output, Incorporated*               63,600     1,132,875
Intermediate Telephone, Incorporated      13,400       214,400
Micrel, Incorporated*                     20,500       666,250
Neomagic Corporation*                     16,100       249,550
Uniphase Corporation                      20,600     1,293,294






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

ELECTRONICS - CONTINUED
Vitesse Semiconductor Corporation         27,000    $  833,625
                                                    ----------
                                                     9,576,513

FINANCIAL SERVICES - 1.51%
Amresco,  Incorporated                    30,000       873,750
Concord EFS, Incorporated*                56,550     1,477,369
                                                    ----------
                                                     2,351,119

FOOD & BEVERAGES - 1.03%
American Italian Pasta Company            13,500       502,875
Suiza Foods Corporation                   18,300     1,092,281
                                                    ----------
                                                     1,595,156

HOMEBUILDERS - 0.44%
Fairfield Communities, Incorporated*      35,900       688,831
                                                    ----------

HOTELS & RESTAURANTS - 0.38%
ShowBiz Pizza Time, Incorporated*         14,700       592,594
                                                    ----------

INDUSTRIAL MACHINERY - 1.84%
Applied Power, Incorporated               41,100     1,412,812
Core Laboratories N.V.                    49,100     1,061,787
Wabash National Corporation               14,800       381,100
                                                    ----------
                                                     2,855,699

INSURANCE - 0.64%
CenturyBusiness Services, Incorporated*   17,100       342,000
Mutual Risk Management, Ltd.*             18,000       655,875
                                                    ----------
                                                       997,875

LEISURE TIME - 0.56%
Family Golf Centers, Incorporated*        18,550       469,547
Party City Corporation*                   11,200       329,000
Vistana, Incorporated                      4,100        75,337
                                                    ----------
                                                       873,884

PETROLEUM SERVICES - 0.95%
Cal Dive International, Incorporated*     11,100       305,944
Varco International, Incorporated         58,900     1,166,956
                                                    ----------
                                                     1,472,900

POLLUTION CONTROL - 0.57%
Eastern Environmental Services,
  Incorporated*                           15,800       537,200
US Liquids, Incorporated*                 15,700       341,475
                                                    ----------
                                                       878,675


PUBLISHING - 0.65%
Mail-Well Holdings, Incorporated*         46,200    $1,001,963
                                                    ----------

RETAIL GROCERY - 1.64%
Whole Foods Market, Incorporated          42,200     2,553,100
                                                    ----------

RETAIL TRADE - 4.38%
Buckle, Incorporated*                     14,150       417,425
Central Garden & Pet Comnpany*            26,500       824,812
Dollar Tree Stores, Incorporated*         60,075     2,440,547
Fossil, Incorporated                      31,250       777,344
Linens'n Things, Incorporated*            17,700       540,956
MSC Industrial Direct, Incorporated*      36,400     1,037,400
Proffitt's, Incorporated                  19,100       771,162
                                                    ----------
                                                     6,809,646

SOFTWARE - 14.81%
Arbor Software Corporation*               23,500       738,781
Aspect Development, Incorporated*         15,000     1,134,375
CBT Group Public, PLC, ADR*               62,800     3,359,800
Cerner Corporation*                       26,400       747,450
Check Point Software Tech,  Ltd.*         24,700       808,925
CIBER, Incorporated                       47,300     1,797,400
Dialogic Corporation*                      1,400        41,650
Filenet Corporation*                      29,700       857,587
Genesys Telecommunications Laboratory*    13,400       443,038
Geotel Communications Corporation*         9,000       366,750
Henry Jack & Associates, Incorporated     10,500       360,938
Hyperion Software Corporation*            17,600       501,600
I2 Technologies, Incorporated*            36,400     1,278,550
IDT Corporation*                          18,600       559,162
Information Management
  Resources, Incorporated                 30,600     1,034,662
JDA Software Group, Incorporated          15,900       695,625
Medical Manager Corporation*              14,300       395,038
Mercury Interactive Corporation*          20,400       910,350
Pinnacle Systems, Incorporated*           11,500       372,313
Progress Software Corporation             15,900       651,900
Sapient Corporation*                      20,200     1,065,550
Software AG Systems, Incorporated*        24,400       713,700
Transaction Systems Architects,
  Incorporated*                           42,600     1,640,100
Vantive Corporation*                      13,200       270,600
Veritas DGC, Incorporated                 45,100     2,252,181
                                                    ----------
                                                    22,998,025





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

TELECOMMUNICATIONS SERVICES - 1.17%
Advanced Fibre Communications*            11,000  $    440,688
DSP Communications, Incorporated*         10,000       137,500
Excel Switching Corporation               18,300       455,212
Premisys Communications, Incorporated*    31,800       791,025
                                                  ------------
                                                     1,824,425

TELEPHONE - 0.45%
Pacific Gateway Exchange, Incorporated*   17,300       693,081
                                                  ------------

TRANSPORTATION - 0.61%
Coach USA,  Incorporated                  20,800       949,000
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $113,449,901)                              $118,768,353
                                                  ------------

PRINCIPAL
AMOUNT                                                    VALUE
---------                                                 -----
SHORT TERM INVESTMENTS - 20.30%
$31,537,857   Navigator Securities Lending
              Trust, 5.54%                        $ 31,537,857
                                                  ------------
REPURCHASE AGREEMENTS - 3.23%
$5,016,000    Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.00%, to be
              repurchased at $5,016,697 on
              07/01/1998, collateralized by
              $3,565,000 U.S. Treasury Bonds,
              12.75% due 11/15/2010 (valued at
              $5,120,787, including interest)     $  5,016,000
                                                  ------------

TOTAL INVESTMENTS (Pilgrim Baxter
Growth Trust) (Cost: $150,003,758)                $155,322,210
                                                  ============


SMALL/MID CAP TRUST
                                          SHARES         VALUE
                                          ------         -----

COMMON STOCKS - 77.85%
AIR TRAVEL - 3.80%
Alaska Air Group *                       104,000  $  5,674,500
Continental Airlines,
  Incorporated, Class B*                 169,600    10,324,400
                                                  ------------
                                                    15,998,900

APPAREL & TEXTILES - 0.91%
Tommy Hilfiger Corporation*               61,100     3,818,750
                                                  ------------

AUTOMOBILES - 0.62%
Wabash National Corporation              101,300    $2,608,475
                                                  ------------

BANKING - 3.54%
Dime Bancorp, Incorporated               171,700     5,140,269
Sovereign Bancorp, Incorporated          316,960     5,180,315
Star Banc Corporation                     33,200     2,120,650
State Street Boston Corporation           35,800     2,488,100
                                                  ------------
                                                    14,929,334

BUILDING MATERIALS & CONSTRUCTION - 0.36%
Consolidated Capital Corporation*         66,700     1,499,708
                                                  ------------

BUSINESS SERVICES - 6.70%
America Online, Incorporated              91,500     9,699,000
Cognizant Corporation                    187,200    11,793,600
Paychex, Incorporated                    165,750     6,743,953
                                                  ------------
                                                    28,236,553

COMPUTERS & BUSINESS EQUIPMENT - 2.56%
Citrix Systems, Incorporated              50,100     3,425,587
HBO & Company                            208,400     7,346,100
                                                  ------------
                                                    10,771,687

CONSTRUCTION MATERIALS - 3.23%
Masco Corporation                        151,700     9,177,850
Royal Group Technologies, Ltd.*          153,500     4,451,500
                                                  ------------
                                                    13,629,350

CONTAINERS & GLASS - 1.25%
Owens-Illinois, Incorporated *           118,000     5,280,500
                                                  ------------

DRUGS & HEALTH CARE - 14.01%
Alza Corporation*                         98,000     4,238,500
AmeriSource Health Corporation, Class A*  45,200     2,969,075
Bergen Brunswig Corporation, Class A      35,200     1,632,400
Biomatrix, Incorporated*                  51,500     2,111,500
Biomet, Incorporated                     140,800     4,655,200
Cardinal Health, Incorporated             72,200     6,768,750
Elan PLC, ADR*                           102,400     6,585,600
Forest Labs, Incorporated*               179,500     6,462,000
Fred Meyer, Incorporated*                132,100     5,614,250
McKesson Corporation                      76,400     6,207,500
Omnicare, Incorporated                   203,500     7,758,437


DRUGS & HEALTH CARE - CONTINUED
Quorum Health Group, Incorporated*       153,250     4,061,125
                                                  ------------
                                                    59,064,337

ELECTRONICS - 0.32%
Amkor Technology, Incorporated*          143,800     1,343,631
                                                  ------------

FINANCIAL SERVICES - 1.83%
Finova Group, Incorporated                64,800     3,669,300
Paine Webber Group, Incorporated          94,500     4,051,687
                                                  ------------
                                                     7,720,987





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

FOOD & BEVERAGES - 5.43%
Aurora Foods, Incorporated*              157,600  $  3,329,300
Outback Steakhouse, Incorporated*        124,200     4,843,800
Suiza Foods Corporation*                 171,800    10,254,312
United States Foodservice*               127,000     4,452,938
                                                  ------------
                                                    22,880,350

HOMEBUILDERS - 1.25%
Champion Enterprises, Incorporated*      179,400     5,269,875
                                                  ------------

HOTELS & RESTAURANTS - 1.22%
ShowBiz Pizza Time, Incorporated*        127,300     5,131,781
                                                  ------------

HOUSEHOLD APPLIANCES - 2.89%
Furniture Brands International,
  Incorporated*                          166,200     4,663,987
Leggett & Platt, Incorporated            244,200     6,105,000
Pillowtex Corporation                     35,700     1,432,463
                                                  ------------
                                                    12,201,450

HOUSEHOLD PRODUCTS - 0.39%
Black & Decker Corporation                27,100     1,653,100
                                                  ------------

INDUSTRIAL MACHINERY - 1.73%
AES Corporation*                         139,000     7,306,188
                                                  ------------

INSURANCE - 3.09%
Fremont General Corporation               63,800     3,457,162
MGIC Investment Corporation               97,500     5,563,594
SunAmerica, Incorporated                  69,750     4,006,266
                                                  ------------
                                                    13,027,022

LEISURE TIME - 3.57%
International Game Technology            330,600     8,017,050
Premier Parks, Incorporated*             105,400     7,022,275
                                                  ------------
                                                    15,039,325

POLLUTION CONTROL - 2.59%
USA Waste Services, Incorporated*        221,450    10,934,094
                                                  ------------

RAILROADS & EQUIPMENT - 1.44%
Kansas City Southern Industries,
  Incorporated                           122,100     6,059,213
                                                  ------------

REAL ESTATE - 0.37%
IndyMac Mortgage Holdings, Incorporated   68,900    $1,567,475
                                                  ------------

RETAIL GROCERY - 1.09%
Food Lion Incorporated, Class A          200,000     2,125,000
Starbucks Corporation*                    46,500     2,484,844
                                                  ------------
                                                     4,609,844

RETAIL TRADE - 5.78%
Bed Bath & Beyond, Incorporated*          50,000     2,590,625
Borders Group, Incorporated*             181,000     6,697,000
CVS Corporation                           80,200     3,122,787
Family Dollar Stores, Incorporated        90,000     1,665,000
Office Depot, Incorporated*               49,000     1,546,563
Staples, Incorporated*                   301,950     8,737,678
                                                  ------------
                                                    24,359,653

SOFTWARE - 3.97%
Compuware Corporation*                   132,100     6,753,613
Intuit, Incorporated*                     53,600     3,283,000
Networks Associates, Incorporated*       139,950     6,700,106
                                                  ------------
                                                    16,736,719

TELECOMMUNICATIONS SERVICES - 1.62%
Ascend Communications, Incorporated*      31,900     1,581,044
CIENA Corporation*                        75,600     5,263,650
                                                  ------------
                                                     6,844,694

TIRES & RUBBER - 0.93%
Safeskin Corporation*                     95,600     3,931,550
                                                  ------------

TRANSPORTATION - 1.36%
Coach USA,  Incorporated*                125,400     5,721,375
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $269,332,807)                              $328,175,920
                                                  ------------


PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----
SHORT TERM INVESTMENTS - 22.15%
   $5,000,000 General Motors Corporation,
                5.59% due 07/13/1998              $  4,990,683
    4,000,000 Lexington Parker Capital
              Corporation, 5.57% due 07/02/1998      3,999,381
    5,000,000 Merrill Lynch & Company,
              Incorporated, 5.60% due 07/13/1998     4,990,667





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----

SHORT TERM INVESTMENTS - CONTINUED
$77,319,495   Navigator Securities Lending
              Trust, 5.54%                        $ 77,319,495
  2,096,269   Seven Seas Money Market Fund,
              5.30% due 07/01/1998                   2,096,269
                                                  ------------
                                                  $ 93,396,495
TOTAL INVESTMENTS (Small/Mid Cap
Trust) (Cost: $362,729,302)                       $421,572,415
                                                  ============


INTERNATIONAL STOCK TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 85.33%
ALUMINUM - 0.01%
Granges AB                                 1,695  $     31,027
                                                  ------------

APPAREL & TEXTILES - 0.10%
Gucci Group NV                             4,352       230,656
                                                  ------------

AUTO PARTS - 0.64%
Denso Corporation                         89,000     1,480,437
                                                  ------------

AUTOMOBILES - 0.40%
Buderus AG                                   250       124,775
Honda Motor Company                        5,000       178,636
Rolls Royce                               40,000       165,300
Volkswagen AG                                466       450,380
                                                  ------------
                                                       919,091

BANKING - 12.96%
ABN AMRO Holdings                         48,100     1,126,336
Argentaria Corporation                    19,760       443,263
Banca Commerciale Italiana                41,000       245,296
Banca di Roma                            529,000     1,101,618
Banca Di Roma                              6,413       546,997
Banco Bilbao Vizcaya SA                    8,140       417,749
Banco De Galicia Buenos Aires SA, ADR      5,299        96,707
Banco Frances Del Rio De La Plata, ADR     4,590       105,283
Banco Latinoamericano De
  Exportaciones, S.A.                        857        26,353
Banco Santander SA                        54,650     1,398,769
Bayerische Hypotheken und
  Wechsel  Bank AG                        15,355       974,029
Bayerische Vereinsbank AG                 11,478       973,764
Commerzbank AG                             4,640       176,755
Commonwealth Bank                         32,077       375,138
Credit Commercial de France                8,551       719,926
Credit Suisse Group                        6,016     1,340,818
Credito Italiano                         231,538     1,212,585
Den Danske Bank                            2,515  $    302,042
Deutsche Bank AG                          17,368     1,469,604
Dexia France                                 975       131,275
Dresdner Bank AG                          22,132       964,248
Generale De Banque                         1,520     1,129,067
Grupo Financiero Banamex Accival
  SA, Series B                            46,000        89,589
Hang Seng Bank                            29,000       163,939
Imi                                       46,000       724,919
Kredietbank NV                            31,200     2,793,654
National Australia Bank, Ltd.             11,013       145,614
National Westminster                     272,000     4,864,036
Nordbanken AB                            146,131     1,071,798
Royal Bank Canada                          2,970       178,618
Schweizerischer Bankverein                 3,708     1,381,042
Societe Generale                           4,589       954,128
Thai Farmers Bank                        126,000       111,220
Unibanco Uniao De Barncos Bras, GDR        8,000       236,000
Unidanmark                                 1,915       172,279
Union Bank of Switzerland/
  Schweizerische Bankgesellschaft          3,750     1,396,685
Westpac Banking Corporation, Ltd.         57,000       348,520
                                                  ------------
                                                    29,909,663

BROADCASTING - 0.71%
Canal Plus                                 1,720       321,485
Grupo Televisa SA, ADR                     7,800       293,475
News Corporation                          51,021       417,427
Publishing & Broadcasting, Ltd.           51,000       220,025
Sangetsu Company                           3,000        38,837
TV Azteca, SA, ADR                        10,200       110,288
TV Francaise                               1,570       243,328
                                                  ------------
                                                     1,644,865

BUILDING MATERIALS & CONSTRUCTION - 0.66%
Bilfinger& Berger
  Bauaktiengesellschaft AG                 3,390       116,261
Cemex SA                                  28,000       208,768
Cie de Staint Gobain                       5,815     1,078,224
Fletcher Challenge, Ltd.                  29,027        69,479
National House Industrial                  5,000        38,439
                                                  ------------
                                                     1,511,171

BUSINESS SERVICES - 2.13%
Adecco SA                                  2,960     1,337,014
Brambles Industries, Ltd.                 12,000       236,059
Eaux (Cie Generale Des)                   11,545     2,465,322
Esselte AB                                 2,690        62,393
Kokuyo Company                            22,000       373,906
Toppan Printing Company                   42,000       450,770
                                                  ------------
                                                     4,925,464





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

CHEMICALS - 1.51%
AKZO Nobel NV, ADS                           970   $   215,783
Bayer AG                                  19,161       992,341
Hoechst AG                                 6,467       325,421
Kuraray Company                           51,000       434,867
Sekisui Chemical Company, Ltd.            87,000       446,735
Shin-Etsu Chemical Company, Ltd.          50,000       867,867
UCB SA                                        40       207,636
                                                   -----------
                                                     3,490,650

COMPUTERS & BUSINESS EQUIPMENT - 0.08%
Fujitsu, Ltd.                             17,000       179,504
                                                   -----------

CONGLOMERATES - 1.24%
Hutchison Whampoa, Ltd.                  174,000       918,508
Kon PTT Netherland                         5,710       219,945
Tomkins                                  318,500     1,729,678
                                                   -----------
                                                     2,868,131

CONSTRUCTION MATERIALS - 0.62%
Caradon                                  156,300       480,192
Cemex SA                                  20,000        87,919
Cemex Sa                                     600         2,254
Fletcher Challenge                        35,019        43,733
Heywood Williams                           5,000        21,706
Hornbach Holding Ag                        2,250       205,855
Hornback Baummarkt                           570        28,035
Inax Corporation                          10,000        34,498
Lafarge                                    2,643       273,231
Lapeyre                                    2,770       257,954
                                                   -----------
                                                     1,435,377

CONSTRUCTION & MINING EQUIPMENT - 0.23%
Atlas Copco AB                            19,690       536,933
                                                   -----------

CONTAINERS & GLASS - 0.02%
Compania Cervecerias Unidas SA, ADR        2,094        44,236
                                                   -----------

CRUDE PETROLEUM & NATURAL GAS - 1.18%
Elf Aquitaine SA                           6,541       919,637
ENI SPA                                  213,873     1,402,347
Gas Natural Sdg                            5,536       399,993
                                                   -----------
                                                     2,721,977

DOMESTIC OIL - 0.03%
Primagaz                                     870        76,413
                                                   -----------

DRUGS & HEALTH CARE - 8.00%
Astra AB                                 102,916     2,051,610
Companhia Siderurgica National, ADR        4,000        96,835
Daiichi Pharmaceutical Company            42,000       555,869
Fresenius AG                                 740       140,331
Gehe AG                                   22,720     1,218,864
Glaxo Wellcome PLC                        94,000   $ 2,823,563
L'Oreal                                      645       358,790
Novartis AG                                1,420     2,366,823
Rhon Klinikum AG                           3,070       303,859
Roche Holdings AG                            163     1,603,305
Sankyo Company                            63,000     1,439,792
Sanofi Company SA                          9,912     1,165,693
Shiseido Company                          26,000       296,348
SmithKline Beecham PLC                   330,100     4,031,793
                                                   -----------
                                                    18,453,475

ELECTRICAL EQUIPMENT - 3.40%
ABB AB SEK                                38,010       538,507
ABB AG CHF                                   720     1,065,046
Alcatel Alsthom Cie Generale D'Electric    7,565     1,540,353
Centrais Eletricas Brasileiras, ADR        2,000        28,964
Hitachi, Ltd.                            105,000       687,242
Legrand                                    1,470       389,037
Makita Corporation                        35,000       404,752
NEC Corporation                          148,000     1,383,988
Otra NV                                    1,490        22,503
Samsung Electronics Company                1,541        47,700
Siemens AG                                 6,240       381,123
Sumitomo Electric Industries, Ltd.       134,000     1,359,673
                                                   -----------
                                                     7,848,888

ELECTRIC UTILITIES - 2.14%
Austrailia Gas and Light                  51,198       320,990
Centrica                                  30,000        50,717
Chilectra SA, ADR                          4,004        85,831
China Light & Power Company, Ltd.         89,000       405,485
Companhia Energeticade Minas Gerais, ADR  22,027       681,791
Endesa SA                                 33,754       738,472
Enersis SA, ADR                            3,399        83,063
Hong Kong & China Gas Company, Ltd.      173,700       197,284
Huaneng Power International,
  Incorporated, ADR                       23,000       309,063
Iberdrola SA                              34,126       554,116
VEBA AG                                   22,350     1,503,880
                                                   -----------
                                                     4,930,692

ELECTRONICS - 3.29%
Advantest                                  2,580       139,197
Alps Electric Company                     28,000       334,129
Dainippon Screen                          30,000       123,237
Electrocomponents                         47,000       368,837
Fanuc, Ltd.                                8,400       291,603
Kyocera Corporation                       20,000       980,690
Murata Manufacturing Company, Ltd.        28,000       911,261






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

ELECTRONICS - CONTINUED
Nokia (AB) OY, Series A                   13,368   $   984,116
Schneider SA                              16,632     1,326,279
SGS Thomson Microelectronics,
  Incorporated                             2,100       148,841
TDK Corporation                           22,000     1,630,867
Tokyo Electron, Ltd.                      11,200       344,254
                                                   -----------
                                                     7,583,311

FINANCIAL SERVICES - 2.95%
Colonial Limited                          58,000       175,697
Credicorp, Ltd.                            1,947        28,597
Dexia Credit Company                       1,278       192,439
Fomento Economico Mexico                   7,800       246,531
Fortis Amev NV                            22,140     1,297,195
International Nederlanded Groep NV        52,859     3,463,691
Lend Lease Corporation                    11,232       227,644
Nomura Securities Company, Ltd.           86,000     1,004,484
TABCORP Holdings, Ltd.                    35,000       179,242
                                                   -----------
                                                     6,815,520

FOOD & BEVERAGES - 4.67%
Ahold Kon NV                              16,021       514,658
Cadbury Schweppes                        105,000     1,626,079
CSM NV                                    18,310       880,033
Danone                                     2,500       689,333
Goodman Fielder, Ltd.                     98,000       142,959
Gruma SA de CV                            30,907        67,348
Gruma SA de CV, ADR                        7,163        63,132
Hillsdown Holdings                        37,000       100,700
Kao Corporation                           46,000       711,940
Nestle SA                                  1,628     3,489,723
Numico Kon NV                             13,030       408,319
Orkla SA                                  71,910     1,674,726
Panamerican Beverages,
  Incorporated, Class A                   13,000       408,688
                                                   -----------
                                                    10,777,638

FOREST PRODUCTS - 0.05%
Sumitomo Forestry                         20,000       112,678
                                                   -----------

GAS & PIPELINE UTILITIES - 0.06%
Italgas                                   35,000       142,620
                                                   -----------

HOMEBUILDERS - 0.43%
Daiwa House Industry Company, Ltd.        53,000       469,552
Groupe GTM                                 1,620       168,278
Sekisui House                             44,000       342,085
                                                   -----------
                                                       979,915

HOTELS & RESTAURANTS - 0.27%
Ladbroke Group                           112,000       615,251
                                                   -----------


HOUSEHOLD APPLIANCES - 1.92%
Industrie Natuzzi SPA, ADR                 5,000   $   130,000
Matsushita Electric Industrial
  Company, Ltd.                           77,000     1,241,846
Philips Electronics NV                    12,080     1,016,200
Pioneer Electronic                        15,000       287,481
Sharp Corporation                         15,000       121,935
Sony Corporation                          18,800     1,624,792
                                                   -----------
                                                     4,422,254

HOUSEHOLD PRODUCTS - 0.98%
Kimberly-Clark de Mexico, SA de CV        65,000       229,676
Laing John                                20,000       131,906
Unilever NV                               23,966     1,902,896
                                                   -----------
                                                     2,264,478

INDUSTRIAL MACHINERY - 1.57%
Amada Company, Ltd.                       34,000       165,979
Daifuku Company                            4,000        14,956
Gkn                                       23,000       293,208
Grupo Ind Maseca                          83,000        60,411
Hitachi Zosen Corporation                 60,000        97,201
Komatsu                                   38,000       185,232
Komori Corporation                        20,000       381,138
Mannesmann AG                             13,370     1,375,217
Mitsubishi Heavy Industries, Ltd.        275,000     1,042,164
                                                   -----------
                                                     3,615,506

INSURANCE - 2.65%
Abbey National                            77,000     1,369,237
Allianz AG Holding                         3,240     1,080,629
AMP Limited                               19,000       222,911
Assicurazioni Generali                    25,360       824,994
AXA-UAP                                   10,851     1,220,484
Ing Groep NV                               7,179       132,437
Istituto Nazionale delle Assicurazioni   133,000       378,022
Mediolanum                                22,074       700,703
Tokio Marine & Fire Insurance Company     19,000       195,950
                                                   -----------
                                                     6,125,367

INTERNATIONAL OIL - 3.97%
Oil Company Lukoil, ADR                      550        18,386
Royal Dutch Petroleum Company - NLG       80,088     4,444,190
Saga Petroleum                             2,590        36,664
The British Petroleum Company PLC         65,000       948,557
The Shell Transport and Trading
  Company PLC                            406,500     2,864,253
YPF Sociedad Anonima, ADR                 27,994       841,570
                                                   -----------
                                                     9,153,620






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

LEISURE TIME - 1.65%
Accor SA                                   1,190   $   333,043
Compass Group PLC                        100,000     1,150,423
Pathe SA                                     880       172,486
Rank Group PLC                           121,500       667,438
Sodexho Alliance SA                        7,440     1,406,606
Star City Holdings                       138,600        80,874
                                                   -----------
                                                     3,810,870

LIQUOR - 1.37%
Diageo                                   239,240     2,836,159
Fosters Brewing Group                     42,000        99,072
Grupo Modelo SA, Series C                 26,000       220,778
                                                   -----------
                                                     3,156,009

MINING - 0.02%
Usinas Siderurgicas de Minas, ADR          9,882        49,725
                                                   -----------

MISCELLANEOUS - 0.46%
Centrais Geradoras Sul Do Bras               200         1,357
Colonial, Ltd.                             5,800         1,332
Electrolux AB                             57,200       982,498
Rao Gazprom                                6,547        73,981
                                                   -----------
                                                     1,059,168

MUTUAL FUNDS - 0.01%
Brazil Fund Incorporated                   1,000        18,125
                                                   -----------

NEWSPAPERS - 0.69%
United News &  Media PLC                 113,000     1,581,106
                                                   -----------

NON-FERROUS METALS - 0.71%
Alcan Aluminum, Ltd.                       9,300       255,955
Rio Tinto                                 78,150       880,788
Sandvik AB, A Shares                       1,440        39,809
Sandvik AB, B Shares                      17,120       470,070
                                                   -----------
                                                     1,646,622

OFFICE FURNISHINGS & SUPPLIES - 0.01%
Scribona AB                                1,130        13,601
                                                   -----------

PAPER - 0.12%
David S. Smith Holdings                   83,000       267,469
                                                   -----------

PETROLEUM SERVICES - 2.15%
BG PLC ADS                                70,764       409,406
Broken Hill Proprietary Company           38,159       323,330
Norsk Hydro AS                            33,363     1,469,113
Perez Companc SA                          46,440       233,163
Repsol SA                                  8,249       454,542
Total SA, B Shares                        14,679     1,908,413
Woodside Petroleum, Ltd.                  33,000       165,107
                                                   -----------
                                                     4,963,074

PHOTOGRAPHY - 0.74%
Canon, Incorporated                       75,000   $ 1,708,613
                                                   -----------

PUBLISHING - 3.66%
ASM Lithography Holdings NV               25,430       753,111
Elsevier NV                               90,452     1,366,069
Fairfax John                              88,000       153,335
Reed International PLC                   269,300     2,437,104
Singapore Press Holdings, Ltd.            21,900       146,866
Wolters Kluwer NV                         26,139     3,590,215
                                                   -----------
                                                     8,446,700

RAILROADS & EQUIPMENT - 0.30%
East Japan Railway                           149       702,596
                                                   -----------

REAL ESTATE - 0.53%
Henderson Land Development                83,000       273,703
Mitsui Fudosan Company                   121,000       959,109
                                                   -----------
                                                     1,232,812

RETAIL GROCERY - 1.71%
ASDA Group                               249,000       855,416
Jeronimo Martins Sgps                     22,750     1,093,627
Seven Eleven Japan Company, Ltd.           7,000       418,167
Tesco                                    122,500     1,196,549
Uny Company, Ltd.                         23,000       374,268
                                                   -----------
                                                     3,938,027

RETAIL TRADE - 4.94%
Carrefour SA                               1,032       652,927
Cifra SA ADR                               3,916        57,350
Citizen Watch Company                     24,000       198,742
Fielmann AG                                  930        32,514
Hennes &  Mauritz AB                      28,110     1,793,880
Ito-Yokado Company, Ltd.                  25,000     1,180,661
Kingfisher                               161,000     2,594,129
Marui Company, Ltd.                       64,000       958,125
Mitsubishi Corporation                    55,000       342,084
Pin Printemps Redo                         2,601     2,176,929
Rinascente La                              7,000        69,734
Safeway                                  140,000       917,500
Sumitomo Corporation                      90,000       434,151
                                                   -----------
                                                    11,408,726

SOFTWARE - 0.85%
Baan Company *                             4,520       161,590
SAP AG                                     2,970     1,803,294
                                                   -----------
                                                     1,964,884

STEEL - 0.04%
Tokyo Steel Manufacturing                 18,200        93,981
                                                   -----------

TELECOMMUNICATIONS SERVICES - 1.15%
Cable & Wireless ADS                     151,500     1,841,545








    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

TELECOMMUNICATIONS SERVICES - CONTINUED
Hong Kong Telecommunications, Ltd.       154,800  $    290,700
Mahanagar Telep Ni                        13,000       131,950
Singapore Telecommunications, Ltd.        77,000       109,674
Telecom Corporation of New Zealand        16,000        34,301
Telstra Corporation, Ltd. *               93,060       239,155
                                                  ------------
                                                     2,647,325

TELEPHONE - 4.84%
Compania Anonima Nacional
  Telefonos de Venezuela, ADR              4,001       100,025
DDI Corporation                              113       394,728
Deutsche Telekom AG                       28,677       785,519
Nippon Telegraph & Telephone Corporation      64       532,292
Tele Danmark A/S                             305        29,303
Telecom Corporation of New Zealand        55,000       227,237
Telecom Italia Mobile                    254,162     1,554,941
Telecom Italia SPA                       266,177     1,960,279
Telecomunicacoes Brasileiras, ADR         26,000     2,838,875
Telefonica de Argentina SA, ADR           10,850       351,947
Telefonica del Peru SA, ADR                1,520        31,065
Telefonica SA                             31,258     1,445,186
Telefonos De Mexico SA, ADR               19,000       913,187
                                                  ------------
                                                    11,164,584

TOYS, AMUSEMENTS & SPORTING GOODS - 0.44%
Polygram                                  18,155       927,064
SEGA Enterprises                           5,200        90,070
                                                  ------------
                                                     1,017,134

TRANSPORTATION - 0.06%
TNT Post Group NV                          5,710       146,068
                                                  ------------

TRUCKING & FREIGHT - 0.01%
Bergesen  ASA                              1,640        31,240
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $177,960,119)                              $196,915,267
                                                  ------------


PREFERRED STOCK - 0.63%
BROADCASTING - 0.13%
News Corporation                          42,608       302,575
                                                  ------------

CONGLOMERATES - 0.04%
Companhia Brasileira de Destribuicao
  Grupo Pao de Acucar, ADR                 4,000        90,500
                                                  ------------

SOFTWARE - 0.46%
SAP AG                                     1,572     1,067,787
                                                  ------------

                                                         VALUE
                                                         -----
TOTAL PREFERRED STOCK
(Cost: $1,021,244)                                $  1,460,862
                                                  ------------


PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----

SHORT TERM INVESTMENTS - 12.38%
$28,566,612   Navigator Securities Lending
              Trust, 5.54%                        $ 28,566,612
                                                  ------------

REPURCHASE AGREEMENTS - 1.66%
$3,820,000    Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.00%, to be
              repurchased at $3,820,531 on
              07/01/1998, collateralized by
              $2,715,000 U.S. Treasury Bonds,
              12.75% due 11/15/2010 (valued at
              $3,899,842, including interest)     $  3,820,000
                                                  ------------

TOTAL INVESTMENTS (International Stock
Trust) (Cost: $211,367,975)                       $230,762,741
                                                  ============


WORLDWIDE GROWTH TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 64.71%
AIR FREIGHT - 0.39%
Sas Danmark A/S                            7,950  $    159,706
                                                  ------------

AIR TRAVEL - 1.22%
Deutsche Lufthansa AG                     19,850       500,254
                                                  ------------

APPAREL & TEXTILES - 4.39%
Adidas-Salomon AG                          3,125       544,962
Gucci Group NV                             7,525       398,825
Warnaco Group, Incorporated, Class A      11,600       492,275
Wolverine World Wide, Incorporated        17,275       374,652
                                                  ------------
                                                     1,810,714

BANKING - 4.26%
Banca di Roma*                           199,325       415,085
Credito Italiano                          39,425       206,472
Dresdner Bank AG                           6,200       335,191
Merita PLC                               121,000       799,154
                                                  ------------
                                                     1,755,902

BROADCASTING - 3.60%
Jacor Communications,
  Incorporated, Class A*                   9,875       582,625






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

BROADCASTING-CONTINUED
Pearson PLC                               26,875  $    492,708
Prosieben Media AG                         7,900       409,576
                                                  ------------
                                                     1,484,909

BUILDING MATERIALS & CONSTRUCTION - 0.80%
Brisa-Auto Estrada de Portugal, SA         7,700       329,523
                                                  ------------

BUSINESS SERVICES - 2.57%
Konami Company                            14,000       302,235
Manpower, Incorporated                    14,450       414,534
Thomson Travel Group*                    110,050       343,614
                                                  ------------
                                                     1,060,383

CHEMICALS - 2.03%
Air Liquide                                2,362       390,691
Imperial Chemical Industries PLC, ADR      6,900       445,050
                                                  ------------
                                                       835,741

COMPUTERS & BUSINESS EQUIPMENT - 2.86%
Computacenter                             28,050       352,668
Oce-Van Der Grinten                       17,300       737,021
Saville Systems PLC, ADR*                  1,800        90,225
                                                  ------------
                                                     1,179,914

CONSTRUCTION MATERIALS - 0.58%
Hornbach Holding AG*                       2,600       237,877
                                                  ------------

CRUDE PETROLEUM & NATURAL GAS - 0.78%
Apache Corporation                        10,225       322,088
                                                  ------------

DRUGS & HEALTH CARE - 2.28%
Novartis AG                                  195       325,022
Quorum Health Group, Incorporated*         7,612       201,718
Schwarz Pharmaceuticals AG                 5,300       414,372
                                                  ------------
                                                       941,112

ELECTRICAL EQUIPMENT - 2.18%
Emerson Electric Company                   6,800       410,550
Philips Electronics NV, ADR                5,750       488,750
                                                  ------------
                                                       899,300

ELECTRONICS - 0.29%
Digital Microwave Corporation*            16,475       119,444
                                                  ------------

FINANCIAL SERVICES - 5.97%
Green Tree Financial Corporation          14,575       623,992
International Nederlanded Groep NV         8,500       556,980
Marschollek Lautenschlaeger und
  Partner AG                               2,000       975,907
Takefuji Corporation                       6,600       305,489
                                                  ------------
                                                     2,462,368

FOOD & BEVERAGES - 5.17%
Danone                                     2,400  $    661,759
Kao Corporation                           23,000       355,970
Panamerican Beverages,
  Incorporated, Class A                   12,550       394,541
PepsiCo, Incorporated                     17,450       718,722
                                                  ------------
                                                     2,130,992

GAS & PIPELINE UTILITIES - 0.77%
Eni SPA                                    4,900       318,500
                                                  ------------

HOTELS & RESTAURANTS - 1.74%
Ladbroke Group                           130,675       717,839
                                                  ------------

HOUSEHOLD APPLIANCES - 0.29%
Industrie Natuzzi SPA, ADR                 4,600       119,600
                                                  ------------

HOUSEHOLD PRODUCTS - 1.31%
Benckiser NV*                              8,775       540,033
                                                  ------------

INDUSTRIAL MACHINERY - 2.22%
Alstom*                                    9,900       325,868
Mannesmann AG                              4,000       411,434
VA Technologie AG                            750        93,399
Valmet Corporation                         4,900        84,571
                                                  ------------
                                                       915,272

INSURANCE - 2.37%
Royal & Sun Alliance Insurance
  Group PLC                               28,675       296,608
WPP Group PLC                            103,675       679,875
                                                  ------------
                                                       976,483

INTERNATIONAL OIL - 1.84%
Gulf Canada Resources Limited             42,000       207,375
YPF Sociedad Anonima, ADR                 18,250       548,641
                                                  ------------
                                                       756,016

LEISURE TIME - 1.82%
Compass Group PLC                         65,250       750,651
                                                  ------------

NEWSPAPERS - 1.65%
Ver Ned Uitgevers                         18,750       681,650
                                                  ------------

PAPER - 0.63%
Metsa Serla Oy                            27,000       261,081
                                                  ------------

PETROLEUM SERVICES - 1.93%
Aker Maritime ASA                          5,425        95,554
Dresser Industries, Incorporated           3,700       163,031
Petroleim Geological Servicies AS, ADR*    4,700       143,350






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----

PETROLEUM SERVICES - CONTINUED
Total SA, ADR                              6,000   $   392,250
                                                   -----------
                                                       794,185

RETAIL TRADE - 1.76%
Dixons Group                              22,350       178,379
Guitar Center, Incorporated*              16,700       503,088
Wetherspoon JD                             8,750        42,076
                                                   -----------
                                                       723,543

SOFTWARE - 1.53%
CBT Group Public, PLC, ADR*                6,800       363,800
Dr. Solomons Group, PLC*                   5,000       174,375
Square Company, Ltd.                       3,400        90,981
                                                   -----------
                                                       629,156

TELECOMMUNICATIONS SERVICES - 0.19%
China Telecom Hong Kong, Ltd.*             2,300        79,494
                                                   -----------

TELEPHONE - 5.29%
Nippon Telegraph & Telephone Corporation      50       415,853
Telecom Italia SPA                        19,000       139,927
Telecom Italia SPA Risp.                  30,000       145,293
Telecomunicacoes Brasileiras, ADR          3,070       335,206
Telefonica de Argentina SA, ADR            8,075       261,933
WorldCom, Incorporated*                   18,250       883,984
                                                   -----------
                                                     2,182,196

TOTAL COMMON STOCKS
(Cost: $23,609,788)                                $26,675,926
                                                   -----------


PREFERRED STOCK - 1.83%
AUTOMOBILES - 1.13%
Volkswagen AG                                675       465,607
                                                   -----------

SOFTWARE - 0.70%
SAP AG                                       425       288,683
                                                   -----------

TOTAL PREFERRED STOCK
(Cost: $486,025)                                   $   754,290
                                                   -----------


PRINCIPAL
AMOUNT                                                   VALUE
---------                                                -----
SHORT TERM INVESTMENTS - 15.95%
$6,576,592    Navigator Securities Lending
              Trust, 5.54%                         $ 6,576,592
                                                   -----------





REPURCHASE AGREEMENTS - 17.51%
$7,220,000    Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.00%, to be
              repurchased at $7,221,003 on
              07/01/1998, collateralized by
              $5,610,000 U.S. Treasury Bonds,
              8.125% due 08/15/2019 (valued at
              $7,369,195, including interest)      $ 7,220,000
                                                   -----------

TOTAL INVESTMENTS (Worldwide Growth
Trust) (Cost: $37,892,405)                         $41,226,808
                                                   ===========

GLOBAL EQUITY TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 87.92%
ALUMINUM - 0.68%
Aluminum Company of America              111,700    $7,365,219
                                                   -----------

AUTO PARTS - 1.07%
Borg- Warner Automotive, Incorporated    243,550    11,705,622
                                                   -----------

AUTOMOBILES - 1.74%
Volkswagen AG                             19,615    18,957,523
                                                   -----------

BANKING - 7.26%
ABN AMRO Holdings                        617,973    14,470,798
Bank of Ireland                          649,886    13,325,200
First Chicago Corporation                146,000    12,939,250
Mellon Bank Corporation                  164,650    11,463,756
Nordbanken AB                          1,587,800    11,645,725
The Chase Manhattan Corporation          200,630    15,147,565
                                                   -----------
                                                    78,992,294

BROADCASTING - 0.78%
Mediaset SPA                           1,323,479     8,450,749
                                                   -----------

BUSINESS SERVICES - 1.15%
Aggreko PLC*                             662,222     2,200,367
Danka Business Systems, ADR              298,700     3,528,394
Intelidata Technologies Corporation*     963,600       933,488
NCR Corporation*                         180,193     5,856,272
                                                   -----------
                                                    12,518,521

CHEMICALS - 5.27%
AKZO Nobel NV, ADS                        54,300    12,079,429
BASF AG                                  217,700    10,351,146
Bayer AG                                 360,700    18,680,518
Rhone Poulenc SA                         100,000     5,640,373






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
CHEMICALS - CONTINUED
The B.F. Goodrich Company                213,700   $10,604,863
                                                   -----------
                                                    57,356,329

COMPUTERS & BUSINESS EQUIPMENT - 1.04%
Data General Corporation *               756,750    11,303,953
                                                   -----------

CONGLOMERATES - 1.14%
CSR, Ltd.                              1,939,000     5,608,934
Jardine Strategic Holdings, Ltd.       3,595,800     6,796,062
                                                   -----------
                                                    12,404,996

CONSTRUCTION MATERIALS - 1.99%
Cimpor-Cimentos de Portugual SA           59,050     2,076,026
Holderbank Financiere Glarus, Ltd.         9,100    11,598,098
Wolseley PLC                           1,369,700     8,050,198
                                                   -----------
                                                    21,724,322

CONTAINERS & GLASS - 0.29%
Toyo Seikan Kaisha                       254,100     3,124,105
                                                   -----------

CRUDE PETROLEUM & NATURAL GAS - 1.09%
Elf Aquitaine SA                          84,200    11,838,166
                                                   -----------

DOMESTIC OIL - 0.77%
Tenneco, Incorporated                    219,200     8,343,300
                                                   -----------

DRUGS & HEALTH CARE - 4.49%
Fujisawa Pharmaceutical
  Company, Ltd.                          569,000     5,341,448
Pharmacia & Upjohn,
  Incorporated                           475,700    21,941,663
Reckitt & Colman                       1,131,767    21,618,297
                                                   -----------
                                                    48,901,408

ELECTRICAL EQUIPMENT - 1.05%
ABB AG                                     2,390     3,535,363
General Signal Corporation                94,500     3,402,000
Hitachi, Ltd.                            680,000     4,450,712
                                                   -----------
                                                    11,388,075

ELECTRIC UTILITIES - 3.35%
Iberdrola SA                             752,900    12,225,112
Southern Electric PLC                    646,153     5,847,539
Unicom Corporation                       152,400     5,343,525
VEBA AG                                  194,600    13,094,186
                                                   -----------
                                                    36,510,362

ELECTRONICS - 3.16%
Ascom Holding AG *                         3,180     5,879,945
GenRad, Incorporated                     558,100    11,022,475
Premier Farnell PLC, ADS                 930,200     4,737,122
SGS Thomson Microelectronics,
  Incorporated *                          68,900     4,883,413

                                          SHARES         VALUE
                                          ------         -----
ELECTRONICS - CONTINUED
TDK Corporation                          106,000   $ 7,857,814
                                                   -----------
                                                    34,380,769

FINANCIAL SERVICES - 5.28%
Enhance Financial Services
  Group, Incorporated                    252,600     8,525,250
International Nederlanded Groep NV       343,601    22,515,141
PennCorp Financial Group,
  Incorporated                           534,200    10,951,100
UST Corporation                          585,800    15,523,700
                                                   -----------
                                                    57,515,191

FOOD & BEVERAGES - 4.72%
Danone                                    46,100    12,711,299
IBP, Incorporated                        177,100     3,209,938
Kao Corporation                          679,000    10,508,859
Lion Nathan, Ltd.                      2,090,250     4,655,193
Nestle SA                                  8,900    19,077,726
Salvesen Christian                       662,222     1,238,397
                                                   -----------
                                                    51,401,412

FOREST PRODUCTS - 0.85%
Georgia-Pacific Corporation              156,500     9,223,719
                                                   -----------

GAS & PIPELINE UTILITIES - 0.55%
Ocean Energy, Incorporated *             307,645     6,018,305
                                                   -----------

HOUSEHOLD APPLIANCES - 1.46%
Matsushita Electric Industrial
  Company, Ltd.                          404,000     6,515,657
Philips Electronics NV                   111,700     9,396,483
                                                   -----------
                                                    15,912,140

HOUSEHOLD PRODUCTS - 1.39%
Benckiser NV                              99,900     6,148,070
Tupperware Corporation                   321,350     9,037,969
                                                   -----------
                                                    15,186,039

INDUSTRIAL MACHINERY - 2.09%
Bobst AG                                   2,500     4,606,089
Schindler Holding AG                       3,400     5,186,555
Sumitomo Rubber Industries               174,000       941,289
Tecumseh Products Company,
  Class A                                133,700     7,061,031
United Dominion Industries, Ltd.          13,150       438,881
Valmet Corporation                       260,220     4,491,258
                                                   -----------
                                                    22,725,103

INSURANCE - 6.51%
MBIA, Incorporated                       230,600    17,266,175
Pohjola Insurance Group, Series B          6,000       298,848
Royal & SunAlliance Insurance
   Group PLC                           1,017,500    10,524,808


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
INSURANCE-CONTINUED
SCOR                                     194,100    12,312,445
Sumitomo Marine & Fire                   836,000     4,691,806
Terra Nova Bermuda Holdings, Ltd.        362,300    11,367,162
WPP Group PLC                          2,197,400    14,409,992
                                                   -----------
                                                    70,871,236

MINING - 1.42%
English China Clay                       897,010     3,100,317
Potash Corporation of
  Saskatchewan, Incorporated              12,205       922,240
Potash Corporation of
  Saskatchewan, Incorporated - CAD       151,795    11,429,368
                                                   -----------
                                                    15,451,925

PAPER - 1.34%
Boise Cascade Corporation                306,500    10,037,875
Clondalkin Group                         513,400     4,543,287
                                                   -----------
                                                    14,581,162

PETROLEUM SERVICES - 1.15%
Burma Castrol PLC                        369,200     6,583,720
Noble Drilling Corporation *             246,190     5,923,947
                                                   -----------
                                                    12,507,667

PHOTOGRAPHY - 1.39%
Fuji Photo Film Company                  433,000    15,125,406
                                                   -----------

PUBLISHING - 2.48%
Aegis Group                            2,495,700     4,042,058
Houghton Mifflin Company                 724,950    23,017,163
                                                   -----------
                                                    27,059,221

RAILROADS & EQUIPMENT - 0.29%
BTR PCL                                1,109,068     3,148,078
                                                   -----------

REAL ESTATE - 0.16%
Hysan Development Company, Ltd.        2,174,000     1,795,767
                                                   -----------

RETAIL GROCERY - 1.98%
Albertsons, Incorporated                 240,100    12,440,181
American Stores Company                  375,900     9,092,081
                                                   -----------
                                                    21,532,262

RETAIL TRADE - 5.78%
BJ's Wholesale Club,
  Incorporated *                         576,200    23,408,125
Delhaize-Le Lion SA                      118,900     8,312,450
G.I.B. Holdings, Ltd.                     80,600     4,551,224
Homebase, Incorporated *                 576,200     4,573,587
Karstadt AG                               38,300    18,635,532
Toys R Us, Incorporated *                144,200     3,397,712
                                                   -----------
                                                    62,878,630


                                          SHARES         VALUE
                                          ------         -----
TELECOMMUNICATIONS SERVICES - 2.57%
Comsat Corporation                       692,850  $ 19,616,316
France Telecom, ADS                       65,900     4,545,429
Telstra Corporation, Ltd.              1,471,800     3,782,385
                                                  ------------
                                                    27,944,130

TELEPHONE - 4.68%
Nippon Telegraph & Telephone
  Corporation                              1,047     8,707,963
Telecom Italia SPA Risp.               3,650,000    17,677,360
Telefonica SA                            385,418    17,819,456
Telus Corporation                        259,509     6,710,147
                                                  ------------
                                                    50,914,926

TOBACCO - 4.59%
BAT Industries PLC                       501,498     5,024,107
Compagnie Financiere
  Richemont  AG                            9,145    11,987,602
Imperial Tobacco                         500,700     3,695,203
Japan Tobacco, Incorporated                  680     4,617,921
Philip Morris Companies,
  Incorporated                           624,600    24,593,625
                                                  ------------
                                                    45,300,537

TRUCKING & FREIGHT - 0.92%
Peninsular & Oriental Steam
  Navigation Company                     695,099    10,016,036
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $758,008,378)                              $956,992,526
                                                  ------------


WARRANTS - 0.00%
REAL ESTATE - 0.00%
Hysan Development Company, Ltd.,
  (Expiration date 04/30/1999;
  strike price HKD 16.00) *              217,400         1,796
                                                  ------------

TOTAL WARRANTS
(Cost: $0)                                        $      1,796
                                                  ------------

PRINCIPAL
AMOUNT                                                   VALUE
------                                                   -----
SHORT TERM INVESTMENTS - 11.96%
$130,224,090   Navigator Securities Lending
               Trust, 5.54%                       $130,224,090
                                                  ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                   VALUE
------                                                   -----
REPURCHASE AGREEMENTS - 0.12%
    $1,291,000 Repurchase Agreement with
               State Bank & Trust Company
               dated 06/30/1998 at 5.00%, to
               be repurchased at $1,291,179
               on 07/01/1998 collateralized by
               $1,005,000 U.S. Treasury
               Bonds, 8.125% due 08/15/2019
               (valued at $1,320,150, including
               interest)                        $    1,291,000
                                                --------------

TOTAL INVESTMENTS (Global Equity
Trust) (Cost: $889,523,468)                     $1,088,509,412
                                                ==============

SMALL COMPANY VALUE TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 87.90%
AEROSPACE - 0.56%
Aeroflex, Incorporated *                  12,100      $125,537
Applied Signal Technology,
  Incorporated *                          10,600       125,875
Engineered Support Systems,
  Incorporated                             6,000       111,000
Primex Technologies,
  Incorporated                             5,400       276,750
Spacehab, Incorporated *                  13,900       160,719
                                                      --------
                                                       799,881

AGRICULTURAL MACHINERY - 0.11%
Gehl Company *                             7,500       151,875
                                                      --------

AIR TRAVEL - 0.66%
Alaska Air Group                          12,100       660,206
Amtran, Incorporated *                    12,100       297,963
                                                      --------
                                                       958,169

APPAREL & TEXTILES - 2.25%
Concord Fabrics, Incorporated *            3,800        35,150
Dixie Group, Incorporated                 13,300       126,350
Drypers Corporation *                      9,100        59,150
Fabri Centers America,
  Incorporated                               200         5,475
G III Apparel Group, Ltd. *                7,100        31,950
Goodys Family Clothing,
  Incorporated                             6,500       356,687
Guilford Mills, Incorporated               2,000        40,000
Haggar Corporation                         8,900       113,475
Jan Bell Marketing Incorporated           17,500       113,750
Jos A Bank Clothiers,
  Incorporated *                           2,900        23,925
Kellwood Company                          17,100       611,325
Maxwell Shoe, Incorporated *              10,400       206,700


                                          SHARES         VALUE
                                          ------         -----
APPAREL & TEXTILES - CONTINUED
Oneida, Ltd.                              10,400    $  318,500
Oshkosh B'Gosh, Incorporated               8,700       387,150
Quaker Fabric Corporation                  6,100        88,069
Sirena Apparel Group,
  Incorporated                             5,500        37,125
Springs Industries, Incorporated           9,800       452,025
Supreme International
  Corporation *                            5,100        83,513
Tarrant Apparel Group *                    8,200       154,775
                                                    ----------
                                                     3,245,094

AUTO PARTS - 0.58%
Borg- Warner Automotive,
  Incorporated                             6,800       326,825
Discount Auto Parts,
  Incorporated *                             600        15,600
Excel Industries, Incorporated             7,600       108,775
Keystone Automotive Industry,
  Incorporated                             2,080        48,100
Raytech Corporation *                      5,000        25,000
Safety Components
  International Incorporated *             4,200        74,550
Standard Products Company                  8,200       230,625
                                                    ----------
                                                       829,475

BANKING - 3.86%
Ambanc Holding Company,
  Incorporated                             7,100       126,025
Bank United Corporation                      900        43,088
Banknorth Group, Incorporated              2,600        96,200
BNC CORP, Incorporated *                   1,900        33,725
Central Co-Operative Bank                  1,600        42,400
Citizens Banking Corporation                 300        10,088
Commercial Bank of New York                4,900       129,850
Corus Bankshares, Incorporated             9,400       378,350
Dime Community Bancorp,
  Incorporated                            16,800       466,200
Financial Bancorp, Incorporated            2,400        77,400
First Citizens Bancshares,
  Incorporated                            11,500     1,150,719
First Hawaiian, Incorporated              14,500       527,437
First Oak Brook Bancshares,
  Incorporated                             3,100       144,150
First Palm Beach Bancorp,
  Incorporated                             1,300        56,550
FNB Rochester Corporation                  5,200       112,450
GBC Bancorp California                    12,200       323,300
HF Bancorp, Incorporated *                 2,300        40,681
Home Port Bancorp,
  Incorporated                             1,700        42,500
Hubco, Incorporated                        1,200        42,975
Iroquois Bancorp, Incorporated               400         9,700
MAF Bancorp, Incorporated                    400        14,550


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
BANKING - CONTINUED
North City Bancorp *                         525    $    7,383
NSS Bancorp, Incorporated                  3,300       184,800
Pacific Bank, N.A.                         2,700       148,500
PONCEBANK                                  5,500       141,969
Professional Bancorp                       1,900        35,506
Quaker City Bancorp Incorporated *           400         9,200
Riggs National Corporation                 2,800        81,812
Sandwich Bancorp, Incorporated             1,800       114,300
Sierrawest Bancorp                         3,300       104,362
Silicon Valley Bancshares *               19,200       683,400
Skaneateles Bancorp, Incorporated          1,200        21,150
Sterling Bancorp                           3,100        80,600
Sumitomo Bank of California                2,200        83,050
Wainwright Bank & Trust
  Company, Boston                            500         4,688
                                                    ----------
                                                     5,569,058

BROADCASTING - 0.03%
Andersen Group, Incorporated *             2,600        18,850
Datron Systems, Incorporated  *            3,200        21,600
                                                    ----------
                                                        40,450

BUILDING MATERIALS & CONSTRUCTION - 0.45%
Abrams Industries, Incorporated            4,200        28,875
American Buildings Company *               4,800       142,800
NCI Building Systems,
  Incorporated                             7,600       438,900
Perini Corporation *                       5,000        42,813
                                                    ----------
                                                       653,388

BUSINESS SERVICES - 8.12%
ACNielson Corporation *                   51,900     1,310,475
Advanced Marketing Services,
  Incorporated                             6,400       108,800
ADVO, Incorporated *                      25,800       727,237
Allied Research Corporation *              3,900        48,750
American Business Information,
  Incorporated                            12,700       203,200
Analysis & Technology,
  Incorporated                             2,100        43,050
Automobile Protection
  Corporation  *                          14,700       146,081
Barra, Incorporated *                     13,600       333,200
Bowne & Company, Incorporated             14,800       666,000
Cadmus Communications
  Corporation                              9,300       225,525
Complete Management,
  Incorporated *                          16,300        64,181
Dianon Systems, Incorporated *             5,700        52,725
Education Management
  Corporation                              4,900       161,087
Electro Rental *                           3,800        85,263
Exponent, Incorporated                     5,600        47,600


                                          SHARES         VALUE
                                          ------         -----
BUSINESS SERVICES - CONTINUED
Grey Advertising, Incorporated             1,800   $   712,800
GTECH Holdings Corporation *              29,400       990,412
Harbinger Corporation  *                  10,650       257,597
Information Resources,
  Incorporated *                          33,700       623,450
Interim Services, Incorporated *          32,400     1,040,850
Intervoice, Incorporated                  14,700       260,925
ITEX Corporation *                         9,900        18,253
Kelly Services, Incorporated              13,300       470,487
LCS Industries, Incorporated               5,900        86,287
Marlton Technologies,
  Incorporated *                           3,600        23,400
Maxco, Incorporated *                      4,500        36,563
Merrill Corporation                       10,700       236,069
National Technical Systems,
  Incorporated                             9,400        72,850
Norrell Corporation Georgia                3,400        67,788
Norwood Promotional Products,
  Incorporated *                           3,800        76,000
Olsten Corporation                        72,700       813,331
Opinion Research Corporation *               300         2,438
PCA International, Incorporated            9,400       237,350
Personal Group Of America,
  Incorporated *                          18,400       368,000
Refac Technology Development
  Corporation *                            4,800        59,100
Snyder Communications,
  Incorporated *                           1,400        61,600
Stone & Webster, Incorporated              5,700       225,862
Systems & Computer
  Technology Corporation                  26,800       723,600
Total Research Corporation *               1,500         5,438
Trio-Tech International *                  2,600        11,213
                                                   -----------
                                                    11,704,837

CHEMICALS - 1.95%
American Vanguard Corporation              3,000        28,125
Cambrex Corporation                       24,600       645,750
Dexter Corporation                        12,000       381,750
Dtrex Corporation *                        1,800        22,725
Farrel Corporation                         5,300        20,040
Ferro Corporation                         47,500     1,202,344
Fuller H B Company                         9,200       510,025
                                                   -----------
                                                     2,810,759

COMPUTERS & BUSINESS EQUIPMENT - 4.15%
AMX Corporation *                         11,900        89,994
BancTec, Incorporated *                   23,200       536,500
Banyan Systems, Incorporated *            23,000       189,750
Boundless Corporation *                    6,300        42,525
Dataram Corporation *                      4,100        47,663
Digi International, Incorporated  *       22,300       451,575
Equinox Systems, Incorporated *            6,900        57,356


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Evans & Sutherland Computer
  Company *                                1,000    $   25,188
General Binding Corporation                4,800       176,700
Gerber Scientific, Incorporated              800        18,200
Gradco Systems, Incorporated *             6,525        44,044

Intergraph Corporation                    51,100       437,544
ITI Technologies, Incorporated *           8,100       229,331
Microsemi Corporation *                   14,200       131,350
National Computer Systems,
  Incorporated                            37,900       909,600
Powerhouse Technologies,
  Incorporated *                          13,800       135,412
Printronix Corporation *                   9,200       147,200
Programmers Paradise,
  Incorporated *                           6,900        56,925
QMS, Incorporated *                        3,300        11,756
Rainbow Technologies,
  Incorporated *                           7,800       159,900
Scan Optics, Incorporated *                7,000        36,750
SPSS, Incorporated *                         800        18,600
Stratus Computer, Incorporated *          37,700       954,281
Thrustmaster, Incorporated *               3,200        25,600
Wang Labs, Incorporated *                 41,100     1,045,481
                                                    ----------
                                                     5,979,225

CONGLOMERATES - 0.46%
ACX Technologies, Incorporated *          14,700       319,725
Cooper Life Sciences,
  Incorporated *                           2,500        95,625
Griffon Corporation *                     12,100       155,031
Triarc Companies, Incorporated,
  Class A                                  4,100        89,944
                                                    ----------
                                                       660,325

CONSTRUCTION MATERIALS - 0.58%
Florida Rock Industries,
  Incorporated                             7,400       215,988
Patrick Industries, Incorporated           5,400        82,350
Republic Group, Incorporated               1,000        21,000
TJ International, Incorporated            17,300       521,162
                                                    ----------
                                                       840,500

CONSTRUCTION & MINING EQUIPMENT - 1.10%
ABT Building Prods Corporation *           8,400       144,375
Astec Industries, Incorporated  *         12,200       420,900
CDI Corporation                           12,600       337,050
Gencor Industries, Incorporated           12,000       241,500
Kaman Corporation                         23,100       439,622
                                                    ----------
                                                     1,583,447


                                          SHARES         VALUE
                                          ------         -----
COSMETICS & TOILETRIES - 0.13%
Block Drug, Incorporated                   5,047       191,786
                                                    ----------

DOMESTIC OIL - 0.17%
Houston Exploration Company *             10,200       233,962
Maynard Oil Company *                      1,300        13,163
                                                    ----------
                                                       247,125

DRUGS & HEALTH CARE - 5.20%
Acuson Corporation *                      18,800    $  341,925
ALPHARMA, Incorporated                    17,100       376,200
ATL Ultrasound *                          14,500       661,562
Beckman Coulter, Incorporated              4,900       285,425
Bio Logic Systems Corporation *            1,800         7,425
Bio Reference Laboratories,
  Incorporated *                           7,000        10,938
Chemed Corporation                         5,000       170,312
CNS,  Incorporated                        10,300        47,959
Copley Pharmaceutical,
  Incorporated *                          14,800        90,650
Covance, Incorporated *                    9,500       213,750
Datascope Corporation *                   19,900       528,594
Drug Emporium, Incorporated *             13,800        53,475
Equimed, Incorporated *                    4,700        25,263
Gamma Biologicals,
  Incorporated                             4,600        22,138
Hanger Orthopedic Group                   18,700       381,012
Herbalife International,
  Incorporated *                           8,099       178,774
Horizon Health Corporation *               6,100       106,750
Integrated Health Services,
  Incorporated                             6,000       225,000
Invacare Corporation                      40,300     1,032,687
Marquette Medical Systems,
  Incorporated *                          15,200       389,975
Maxxim Medical, Incorporated *            12,000       348,000
Meridian Medical Technologies,
  Incorporated *                           3,800        36,100
Minntech Corporation                       4,900        60,638
Moore Medical Corporation *                2,400        29,400
Polymedica Corporation *                   6,000        54,000
Quest Diagnostics,                        43,000       940,625
  Incorporated*
Roberts Pharmaceutical
  Corporation *                           17,400       400,200
Sheridan Healthcare,
  Incorporated *                           6,100        72,437
Sonosight, Incorporated *                  4,200        30,713
Spacelabs, Incorporated *                 12,300       206,025
Sunrise Medical, Incorporated *            1,700        25,500
Syncor International Corporation *         8,300       143,175
                                                    ----------
                                                     7,496,627

ELECTRICAL EQUIPMENT - 1.26%
Amistar Corporation *                      2,800         9,450


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
ELECTRICAL EQUIPMENT -CONTINUED
Barnes Group, Incorporated                   200    $    5,413
Bel Fuse, Incorporated *                   6,300       140,175
Belden, Incorporated                         700        21,438
CMC Industry, Incorporated *              10,500        77,437
Cohu, Incorporated                         7,400       179,912
Comdial Corporation *                     10,400       126,100
Diodes, Incorporated *                     4,700        32,313
Encore Wire Corporation                   11,250       181,406
ESCO Electronics Corporation *            10,700       203,300
Fluke Corporation                         11,700       384,637
Genlyte Group, Incorporated *              4,200       111,300
Kewaunee Scientific Corporation            2,500        28,125
PSC, Incorporated *                       13,600       123,250
Relm Wireless Corporation *                5,700        17,456
Sl Industry, Incorporated                  1,600        22,000
Twin Disc, Incorporated                    2,700        81,675
Williams Clayton Energy,
  Incorporated *                           7,600        77,900
                                                    ----------
                                                     1,823,287

ELECTRIC UTILITIES - 0.83%
Public Service Company                    52,500     1,191,094
                                                    ----------

ELECTRONICS - 3.05%
Activision, Incorporated                  15,100       155,719
Alliant Techsystems,
  Incorporated *                           4,400       278,300
American Technical Ceramics *              3,100        28,869
Bairnco Corporation                        3,000        27,000
Baldwin Technology,
  Incorporated *                          13,000        76,375
Cobra Electronics Corporation *            8,100        41,006
Cognitronics Corporation *                 4,600        63,825
CP Clare Corporation                       9,900        94,050
CTS Corporation                           16,300       480,850
Dallas Semiconductor
  Corporation                             12,500       387,500
EG & G, Incorporated                      56,800     1,704,000
Frequency Electronics,
  Incorporated                             3,200        40,200
General Microwave Corporation*             1,000        10,000
Genicom Corporation *                     13,400        61,975
Herley Industries, Incorporated *         10,600       131,175
IEC Electronics Corporation                9,500        65,906
Integrated Circuit Systems,
  Incorporated *                          14,500       241,062
Optek Technology, Incorporated*            2,600        49,725
Reliability, Incorporated *                5,800        66,700
SDL, Incorporated *                          400         9,550
Siliconix, Incorporated                    4,400       107,800
Tech-Sym Corporation *                     4,400       122,375
Vicon Industries, Incorporated *           3,300        25,988
Video Display Corporation *                4,700        51,700
Videonics, Incorporated *                  1,800         3,150
Xeta Corporation *                         3,900        78,000
                                                    ----------
                                                     4,402,800

FINANCIAL SERVICES - 5.77%
Albank Final                              13,800       973,762
Associated Banc Corporation                7,700       289,712
Atalanta/ Sosnoff Capital
  Corporation                              2,000        19,500
Carver Bancorp, Incorporated *             2,800        37,100
Cathay Bancorp Incorporated                  700        32,550
CFI Proservices, Incorporated *            5,900       100,300
Commercial Assets,
  Incorporated                             1,500         9,938
Community Bank Systems,
  Incorporated                             4,900       153,431
Community Financial Group,
  Incorporated                             5,100        75,863
Contifinancial Corporation *                 100         2,313
D & N Savings Financial
  Corporation                                550        14,747
Delphi Financial Group,
  Incorporated *                           1,800       101,362
Delta Financial Corporation *              1,700        31,238
Downey Financial Corporation               6,400       209,200
EVEREN Capital Corporation *               9,000       252,000
First Bancshares, Incorporated             1,700        22,525
First Republic Bank *                     12,700       458,787
First Street Bancorporation                2,100        50,663
Firstbank Puerto Rico                     20,800       540,800
Hallmark Capital Corporation                 400         5,600
Hawthorne Financial Corporation *          5,900       100,300
Impac Mort Holdings
  Incorporated                               700        10,894
Jefferies Group, Incorporated             13,600       557,600
JSB Financial, Incorporated                9,800       573,912
JW Genesis Financial
  Corporation                              5,000        50,625
Lakeview Financial Corporation             5,300       148,400
Landamerica Financial Group,
  Incorporated                            12,800       732,800
McDonald Company
  Investments, Incorporated                2,000        65,625
National R.V. Holdings,
  Incorporated                             6,000       270,750
North Central Bancshares,
  Incorporated                             2,500        52,969
Ottawa Financial Corporation               2,400        69,300
Pacific Crest Capital,
  Incorporated *                           2,400        42,300
PennFed Financial Services,
  Incorporated                            12,800       212,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
FINANCIAL SERVICES - CONITNUED
Peoples Bancshares,
  Incorporated                             3,900    $   90,431
Redwood Empire Bancorp                     2,800        58,100
Reliance Bancorp, Incorporated            12,000       459,750
Southwest Securities Group,
  Incorporated                             8,900       200,250
TF Financial Corporation                   2,600        66,625
Thornburg Mortgage Asset
  Corporation                             27,900       340,031
UST Corporation                           31,500       834,750
WFS Financial, Incorporated *              1,000         7,000
                                                    ----------
                                                     8,325,803

FOOD & BEVERAGES - 1.44%
Bob Evans Farms, Incorporated              6,300       133,481
Chock Full O' Nuts Corporation *          11,700        79,706
Earthgrains Company                       22,500     1,257,187
Fresh Choice, Incorporated *               4,700        14,688
International Multifoods
  Corporation                             16,200       445,500
Taco Cabana, Incorporated *               19,000       119,938
United Natural Foods,
  Incorporated *                             800        22,800
                                                    ----------
                                                     2,073,300

FOREST PRODUCTS - 0.16%
American Woodmark
  Corporation                              7,600       208,050
Baltek Corporation *                       2,600        22,181
                                                    ----------
                                                       230,231

GAS & PIPELINE UTILITIES - 0.48%
Eastern Enterprises                        9,700       415,888
Louis Dreyfus Natural Gas
  Corporation *                           10,700       202,631
Mitchell Energy & Development
  Corporation                              1,600        30,800
Southwest Gas Corporation                  2,000        48,875
                                                    ----------
                                                       698,194

HOMEBUILDERS - 0.82%
Beazer Homes USA,
  Incorporated *                           8,100       210,094
Champion Enterprises,
  Incorporated *                          18,500       543,437
Crossmann Communities,
  Incorporated *                           8,000       243,000
Dominion Homes, Incorporated *             4,300        62,350
Kennedy Wilson, Incorporated *             4,200        47,250
Pulte Corporation                          1,200        35,850
Walter Industries, Incorporated *          2,100        39,769
                                                    ----------
                                                     1,181,750


                                          SHARES         VALUE
                                          ------         -----
HOTELS & RESTAURANTS - 2.05%
Ark Restaurants Corporation *              3,000    $   36,000
Back Bay Restaurant Group *                4,100        33,313
Bertucci's, Incorporated                  10,500       107,625
Buffets, Incorporated *                   21,600       338,850
Foodmaker, Incorporated *                 50,800       857,250

HOTELS & RESTAURANTS - CONTINUED
Garden Fresh Restaurant
  Corporation *                            5,900       106,200
Luby's Cafeterias, Incorporated           13,400       235,337
Main Street & Main Incorporated *          5,100        19,125
Ryan's Family Steak Houses,
  Incorporated *                          50,200       514,550
ShowBiz Pizza Time,
  Incorporated                            17,700       713,531
                                                    ----------
                                                     2,961,781

HOUSEHOLD APPLIANCES - 0.56%
American Biltrite, Incorporated            4,100       121,975
Graham Corporation *                       2,400        39,000
Ladd Furniture, Incorporated              10,300       309,000
Metatec Corporation *                      7,000        40,688
Stanley Furniture, Incorporated*          10,200       258,825
Toro Company                               1,200        41,100
                                                    ----------
                                                       810,588

HOUSEHOLD PRODUCTS - 0.18%
Winsloew Furniture, Incorporated *         9,600       259,200
                                                    ----------

INDUSTRIAL MACHINERY - 3.30%
Brown & Sharpe Manufacturing
  Company *                               10,600       127,200
Cameron Ashley Building
  Product *                               11,900       200,813
Chicago Rivet Machine Company                600        19,725
Gleason Corporation                       12,300       345,937
Kennametal, Incorporated                  26,000     1,085,500
Manitowoc, Incorporated                      600        24,188
Moore Products Company                     2,700        74,925
NACCO  Industries,
  Incorporated, Class A                    8,400     1,085,700
Peerless Manufacturing
  Company                                  1,000        12,625
Quipp, Incorporated *                      2,600        52,000
Speizman Industries,
  Incorporated *                           4,400        23,100
SPX Corporation *                          8,600       553,625
Tecumseh Prods Company                       200        11,450
Triumph Group, Incorporated *              5,500       231,000
Unit Industries, Incorporated *            3,700        32,606
Unova, Incorporated *                     41,000       881,500
                                                    ----------
                                                     4,761,894


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
INSURANCE - 3.56%
Acceptance Insurance Company *            10,700    $  262,819
Fidelity National Financial
  Corporation                             23,500       935,593
First American Financial
  Corporation                             20,300     1,827,000
Foremost Corporation America              23,000       554,875
Highlands Insurance Group,
  Incorporated                             1,700        31,450
Intercontinental Life Corporation          5,100       131,325
  *
Midland Company                              800        18,300
Presidential Life Corporation              3,800        81,225
PXRE Corporation                           9,400       282,000
Stewart Information Services
  Corporation                              8,700       422,494
Vesta Insurance Group,
  Incorporated                             1,100        23,444
Willis Corroon Group PLC, ADR             44,900       564,056
                                                    ----------
                                                     5,134,581

INVESTMENT COMPANIES - 1.93%
Advest Group, Incorporated                 2,000        57,750
Eaton Vance Corporation                   15,200       703,950
John Nuveen Company                        4,800       190,500
Pilgrim America Capital
  Corporation *                            7,600       183,350
Raymond James Financial,
  Incorporated                            48,250     1,444,484
Stifel Financial Corporation               7,245       110,034
Value Line, Incorporated                   2,300        87,975
                                                    ----------
                                                     2,778,043

LEISURE TIME - 1.39%
4Kids Entertainment,
  Incorporated *                           2,300        19,550
Anchor Gaming                              1,900       147,487
Escalade, Incorporated *                   3,400        79,050
Grand Casinos, Incorporated *             36,900       618,075
IlX Incorporated                           3,500        20,563
Inland Entertainment Corporation *         6,500        22,750
Intrav, Incorporated                       5,300       111,300
Movie Gallery, Incorporated *             15,200       110,200
Play By Play Toys & Novelties,
  Incorporated                             4,800        49,500
Players International,
  Incorporated *                          38,900       193,284
Quintel Entertainment,
  Incorporated  *                          4,700        18,213
Transport World Entertainment
  Corporation *                           14,300       616,687
                                                    ----------
                                                     2,006,659


                                          SHARES         VALUE
                                          ------         -----
LIQUOR - 0.81%

Adolph Coors Company, Class B             34,300    $1,166,200
                                                    ----------

MINING - 0.64%
Cleveland-Cliffs, Incorporated            10,000       536,250
Lincoln Electric Holding,
  Incorporated                            12,000       258,000
Pittston Company                           8,300       129,169
                                                    ----------
                                                       923,419

MOBILE HOMES - 1.00%
Fleetwood Enterprises,
  Incorporated                            36,100     1,444,000
                                                    ----------

NEWSPAPERS - 0.31%
Media General, Incorporated                9,200       448,500
                                                    ----------

NON-FERROUS METALS - 1.60%
American Resources Delaware,
  Incorporated *                          10,500        24,609
Lindberg Corporation                       4,900        95,550
Mueller Industry, Incorporated *          40,800     1,514,700
Wolverine Tube, Incorporated *            17,700       672,600
                                                    ----------
                                                     2,307,459

OFFICE FURNISHINGS & SUPPLIES - 0.26%
Kimball International,
  Incorporated                            21,000       380,625
                                                    ----------

PAPER - 0.85%
FiberMark, Incorporated *                 11,400       182,400
Glatfelter P H Company                    20,900       330,481
Rock-Tenn Company                         36,900       463,556
Shorewood Packaging
  Corporation *                           16,050       254,794
                                                    ----------
                                                     1,231,231

PETROLEUM SERVICES - 2.54%
Ceanic Corporation *                      10,600       205,375
Dawson Geophysical Company  *              7,200       136,800
Global Industries, Incorporated            4,700        79,313
Lufkin Industries, Incorporated            5,700       188,100
Oceaneering International,
  Incorporated *                          22,500       399,375
Petroleum Development
  Corporation *                           29,500       142,890
Pool Energy Services Company*             24,900       367,275
PS Group Holding, Incorporated             6,500        79,625
Seitel, Incorporated *                    25,300       409,544
Varco International,                      22,100       437,856
  Incorporated
Veritas DGC, Incorporated *               24,500     1,223,469
                                                    ----------
                                                     3,669,622


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
PHOTOGRAPHY - 0.16%
CPI Corporation                            5,600    $  133,350
Optical Coating Laboratory,
  Incorporated                             4,900        93,713
                                                    ----------
                                                       227,063

PLASTICS - 0.01%
China Resources Development*               4,800         7,800
                                                    ----------

POLLUTION CONTROL - 1.66%
Allied Waste Industries,
  Incorporated *                          96,400     2,313,600
Emcon *                                    6,700        31,825
Harding Lawson Associates
  Group *                                  5,300        48,031
                                                    ----------
                                                     2,393,456

PUBLISHING - 0.23%
Courier Corporation                        3,600        95,400
Plenum Publishing Corporation              3,300       241,725
                                                    ----------
                                                       337,125

RAILROADS & EQUIPMENT - 0.24%
Greenbrier Company,
  Incorporated                               600        10,350
Johnstown AmericaI Industry,
  Incorporated *                          19,700       342,288
                                                    ----------
                                                       352,638

REAL ESTATE - 5.80%
American General Hospitality
  Corporation                              6,100       129,625
Amrep Corporation *                        6,800        66,300
Angeles Mortgage Investment
  Trust                                    2,600        47,450
Arden Realty, Incorporated                68,600     1,775,025
Bluegreen Corporation *                   28,200       248,512
Brandywine Realty Trust SBI                9,000       201,375
Capstone Capital Corporation              18,200       418,600
CB Richard Ellis Services,
  Incorporated *                          22,000       735,625
CBL & Associates Properties,
  Incorporated                            12,900       312,825
Dominion Resources Black
  Warrior Trust                            4,300        88,419
Essex Property Trust                      14,200       440,200
Excel Realty Trust, Incorporated          25,600       737,600
Execl Legacy Corporation *                16,600        72,625
Facility Realty, Incorporated              2,600        20,800
FelCor Suite Hotels,
  Incorporated                            34,600     1,085,575
Glenborough Realty Trust,
  Incorporated *                          40,800     1,076,100
Healthcare Realty Trust *                    200         5,450


                                          SHARES         VALUE
                                          ------         -----
REAL ESTATE - CONTINUED
Highwoods Properties,
  Incorporated                             6,700    $  216,494
Hospitality Properties Trust SBI           5,700       183,112
LNR Property Corporation *                 1,200        30,750
Security Capital Atlantic,
  Incorporated                             6,000       133,875
Taubman Centers, Incorporated,
  REIT                                    19,700       280,725
TriNet Corporate Realty Trust,
  Incorporated                             1,200        40,800
Walden Residential Properties,
  Incorporated                               600        14,700
                                                    ----------
                                                     8,362,562

RETAIL GROCERY - 0.06%
Foodarama Supermarkets *                   1,600        54,200
Village Super Market,
  Incorporated *                           2,100        33,863
                                                    ----------
                                                        88,063

RETAIL TRADE - 5.05%
Ames Department Stores,
  Incorporated *                          29,500       776,219
BJ's Wholesale Club,
  Incorporated *                          47,200     1,917,500
Bon-Ton Stores, Incorporated *            12,300       197,569
Brookstone, Incorporated *                10,400       156,000
Burlington Coat Factory
  Warehouse                               22,200       499,500
Catherines Stores Corporation *            8,300        81,444
Chicos Fas, Incorporated                   4,700        72,850
Cole National Corporation *               19,600       784,000
Dress Barn,The                             1,200        29,850
Family Bargain Corporation *               6,300        18,112
Finlay Enterprises, Incorporated*         13,100       316,037
Fossil, Incorporated                         500        12,438
Mays J W, Incorporated *                   3,800        47,500
Pamida Holdings Corporation *             10,800        75,600
Piercing Pagoda, Incorporated *            6,400       232,000
Sharper Image Corporation *               10,600        51,675
Shoe Carnival, Incorporated *              1,300        18,037
United Retail Group,
  Incorporated *                           4,700        74,612
Value City Department Stores,
  Incorporated *                          18,000       378,000
Video Update, Incorporated *              17,700        25,444
Zale Corporation *                        47,500     1,511,094
                                                    ----------
                                                     7,275,481

SHIPBUILDING - 0.22%
Avondale Industries,
  Incorporated*                           11,500       317,328
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
SOFTWARE - 4.58%
Adept Technology, Incorporated*            5,800    $   43,863
American Software, Incorporated *          7,300        51,100
Ardent Software, Incorporated *           10,300       141,625
Artisoft, Incorporated *                  10,500        28,875
Aspect Development,
  Incorporated *                           9,200       695,750
Boole & Babbage, Incorporated *            7,050       168,319
Discreet Logic, Incorporated *            28,900       335,962
Expert Software, Incorporated *            7,300        30,113
Imation Corporation *                     33,400       553,187
Infinium Software, Incorporated *         12,200       169,275
International Microcomp
  Software, Incorporated *                 9,200       143,750
Intersolv, Incorporated *                 16,600       266,637
Manugistics Group, Incorporated           13,100       324,225
Mentor Graphics Corporation *             57,200       604,175
Platinum Technology,
  Incorporated                            49,600     1,416,700
Policy Management Systems
  Corporation *                           11,400       447,450
Progress Software Corporation *           11,200       459,200
Quality Systems *                          7,600        70,300
Software Spectrum, Incorporated *          4,200        85,050
Symix Systems, Incorporated *             11,800       243,375
Titan Corporation                         19,500       117,000
Wall Data, Incorporated *                 13,100       209,600
                                                    ----------
                                                     6,605,531

STEEL - 2.01%
LTV Corporation                          119,700     1,144,631
NS Group, Incorporated *                  13,100       132,637
Pitt Desmoines, Incorporated                 400        10,600
Steel of  West Virginia,
  Incorporated *                           7,500        72,188
Texas Industries, Incorporated            21,800     1,155,400
Varlen Corporation                        11,250       388,125
                                                    ----------
                                                     2,903,581

TELECOMMUNICATIONS SERVICES - 0.82%
Atlantic Tele Network, Incorporated *      5,560        68,110
Comsat Corporation                        11,500       325,594
Price Communications Corporation *         4,400        67,375
Superior Telecom, Incorporated            13,500       561,937
Teltrend, Incorporated *                   9,400       161,563
                                                    ----------
                                                     1,184,579

TELEPHONE - 0.02%
Hector Communications Corporation *         3,100       34,488
                                                    ----------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.17%
Coastcast Corporation *                   11,600       208,800
Riddell Sports, Incorporated               6,700        33,500
                                                    ----------
                                                       242,300


                                          SHARES         VALUE
                                          ------         -----
TRUCKING & FREIGHT - 1.71%
Airbourne Freight Corporation             55,000  $  1,921,562

TRUCKING & FREIGHT - CONTINUED
Consolidated Freightways
  Corporation *                           36,000       501,750
Roadway Express, Incorporated              1,800        33,975
Travel Ports America,
  Incorporated *                           2,376         7,277
                                                  ------------
                                                     2,464,564

TOTAL COMMON STOCKS
(Cost: $124,693,976)                              $126,768,841
                                                  ------------


PRINCIPAL
AMOUNT                                                   VALUE
------                                                   -----
SHORT TERM INVESTMENTS - 12.10%
$17,449,045   Navigator Securities Lending
              Trust, 5.54%                        $ 17,449,045
                                                  ------------

TOTAL INVESTMENTS (Small
Company Value Trust) (Cost:
$142,143,021)                                     $144,217,886
                                                  ============


EQUITY TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 83.96%
AEROSPACE - 0.38%
GenCorp, Incorporated                     74,500   $ 1,881,125
Gulfstream Aerospace
  Corporation                            112,300     5,221,950
                                                   -----------
                                                     7,103,075

AGRICULTURAL MACHINERY - 0.15%
Delta and Pine Land Company               62,100     2,763,450
                                                   -----------

AIR TRAVEL - 0.05%
Sealed Air Corporation*                      600        22,050
Virgin Express Holdings PLC, ADR*         64,800       838,350
                                                   -----------
                                                       860,400

ALUMINUM - 1.01%
Aluminum Company of America              290,450    19,151,547
                                                   -----------

APPAREL & TEXTILES - 1.74%
Brylane, Incorporated*                    71,100     3,270,600
Culp, Incorporated                        57,100       738,731
Kellwood Company                          65,600     2,345,200
Mohawk Industries, Incorporated*         148,000     4,689,750
Nike, Incorporated, Class B              115,700     5,633,144
Reebok International, Ltd.               281,800     7,802,337
Shaw Industries, Incorporated             82,800     1,459,350
Stage Stores, Incorporated                68,700     3,108,675


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
APPAREL & TEXTILES - CONTINUED
Unifi, Incorporated                      112,550   $ 3,854,838
                                                   -----------
                                                    32,902,625

AUTO PARTS - 0.44%
Danaher Corporation                      113,700     4,171,369
Federal-Mogul Corporation                 62,200     4,198,500
                                                   -----------
                                                     8,369,869

AUTOMOBILES - 0.53%
Federal Signal Corporation                50,000     1,215,625
Harley Davidson, Incorporated            205,100     7,947,625
Schawk, Incorporated, Class A             62,600       939,000
                                                   -----------
                                                    10,102,250

BANKING - 2.89%
Amsouth Bancorporation                    83,400     3,278,663
Banc One Corporation                      65,250     3,641,766
Comerica, Incorporated                   139,800     9,261,750
Crestar Financial Corporation             51,000     2,782,688
M & T Bank Corporation                       300       166,200
Marshall & Ilsley Corporation             52,800     2,696,100
National City Corporation                 25,400     1,803,400
North Fork Bancorporation,
  Incorporated                           264,977     6,475,375
Providian Financial Corporation           20,500     1,610,531
Southwest Bancorporation of
  Texas, Incorporated*                    65,200     1,226,575
Star Banc Corporation                     44,200     2,823,275
Texas Regional Bancshares,
  Incorporated                            11,200       366,800
U.S. Bancorp                             241,875    10,400,625
Westamerica Bancorporation                89,800     2,884,825
Zions BanCorporation                      99,300     5,275,312
                                                   -----------
                                                    54,693,885

BROADCASTING - 1.50%
CBS Corporation                           77,900     2,473,325
Clear Channel Communications*             75,300     8,217,112
E.W. Scripps Company, Class A             25,800     1,414,163
Jacor Communications,
  Incorporated, Class A *                 52,200     3,079,800
MediaOne Group, Incorporated             264,700    11,630,256
Tele-Communications,
  Incorporated*                           74,700     1,498,669
                                                   -----------
                                                    28,313,325

BUILDING MATERIALS & CONSTRUCTION - 1.13%
Fluor Corporation                        276,900    14,121,900
Harsco Corporation                       160,100     7,334,581
                                                   -----------
                                                    21,456,481

BUSINESS SERVICES - 5.44%
AccuStaff, Incorporated *                 90,600     2,831,250


                                          SHARES         VALUE
                                          ------         -----
BUSINESS SERVICES - CONTINUED
Administaff, Incorporated                 30,600  $  1,411,425
America Online, Incorporated              91,800     9,730,800
Banta Corporation                        187,200     5,779,800
Deluxe Corporation                       514,200    18,414,787
GTECH Holdings Corporation*               78,700     2,651,206
Harte Hanks Communications                64,800     1,672,650
Humana, Incorporated*                     41,400     1,291,163
Interpublic Group Companies,
  Incorporated                            17,800     1,080,238
Jacobs Engineering Group,
  Incorporated*                           92,400     2,968,350
Laidlaw, Incorporated                    120,000     1,447,453
OmniCom Group, Incorporated              256,400    12,787,950
Paychex, Incorporated                     51,600     2,099,475
R.R. Donnelley & Sons Company            492,900    22,550,175
Service Corporation International        119,900     5,140,713
Stone & Webster, Incorporated            279,300    11,067,262
                                                  ------------
                                                   102,924,697

CHEMICALS - 5.56%
Cabot Corporation                        374,600    12,104,262
Cytec Industries, Incorporated            55,600     2,460,300
E.I. Du Pont De Nemours &
  Company                                 40,000     2,985,000
Ferro Corporation                        152,650     3,863,953
Great Lakes Chemical
  Corporation                             34,000     1,340,875
Hercules, Incorporated                   482,900    19,859,262
IMC Global, Incorporated                  68,100     2,051,513
Lawter International,
  Incorporated                           195,900     2,130,413
M.A. Hanna Company                       267,800     4,904,087
Macdermid, Incorporated                   59,400     1,678,050
Nalco Chemical Company                   728,600    25,592,075
Olin Corporation                         145,500     6,065,531
Union Carbide Corporation                 90,800     4,846,450
VWR Scientific Products
  Corporation                             34,800       856,950
Waters Corporation                        62,600     3,689,488
Witco Corporation                        365,200    10,682,100
                                                  ------------
                                                   105,110,309

COMPUTERS & BUSINESS EQUIPMENT - 2.66%
Computer Learning Centers,
  Incorporated                           113,200     2,815,850
CSG Systems International,
  Incorporated*                           40,600     1,903,125
E*Trade Group, Incorporated *             96,000     2,202,000
HBO & Company                            171,000     6,027,750
Hutchinson Technology,
  Incorporated*                           38,900     1,060,025


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Ingram Micro, Incorporated,
  Class A*                                60,700   $ 2,685,975
Pixar*                                    38,300     2,312,362
Quantum Corporation*                      40,300       836,225
Seagate Technology,
  Incorporated                           473,200    11,268,075
Tandy Corporation                         82,700     4,388,269
Unisys Corporation*                      522,500    14,760,625
                                                   -----------
                                                    50,260,281

CONGLOMERATES - 0.48%
Triarc Companies, Incorporated,
  Class A                                160,200     3,514,388
Tyco International, Ltd.                  89,174     5,617,962
                                                   -----------
                                                     9,132,350

CONSTRUCTION MATERIALS - 0.73%
Armstrong World Industries,
  Incorporated                            86,600     5,834,675
Dayton Superior Corporation,
  Class A*                                93,900     1,690,200
Lone Star Industries,
  Incorporated                            46,700     3,598,819
Medusa Corporation                        19,300     1,211,075
Owens-Corning                             34,400     1,403,950
                                                   -----------
                                                    13,738,719

CONSTRUCTION & MINING EQUIPMENT - 0.22%
Harnischfeger Industries,
  Incorporated                           144,200     4,082,663
                                                   -----------

CONTAINERS & GLASS - 0.67%
Mark IV Industries, Incorporated          76,750     1,659,719
Owens-Illinois, Incorporated             179,050     8,012,487
Silgan Holdings, Incorporated            107,900     3,021,200
                                                   -----------
                                                    12,693,406

COSMETICS & TOILETRIES - 0.62%
Alberto Culver Company, Class A          290,000     7,358,750
International Flavors &
  Fragrances, Incorporated                57,300     2,488,969
Revlon, Incorporated, Class A             37,400     1,921,425
                                                   -----------
                                                    11,769,144

CRUDE PETROLEUM & NATURAL GAS - 2.62%
Burlington Resources,
  Incorporated                           281,797    12,134,883
Elf Aquitaine SA                          70,000     9,841,706
Enron Oil & Gas Company                  107,300     2,172,825
Nuevo Energy Company                      58,350     1,874,494
Occidental Petroleum Corporation         646,900    17,466,300
Valero Energy Corporation                183,700     6,108,025
                                                   -----------
                                                    49,598,233


                                          SHARES         VALUE
                                          ------         -----
DOMESTIC OIL - 1.30%
Amerada Hess Corporation                 281,800  $ 15,305,262
Phillips Petroleum Company                80,000     3,855,000
Unocal Corporation                        58,300     2,084,225
USX-Marathon Group                       100,000     3,431,250
                                                  ------------
                                                    24,675,737

DRUGS & HEALTH CARE - 6.36%
Bausch & Lomb, Incorporated              353,900    17,739,237
C.R. Bard, Incorporated                   49,400     1,880,288
Cardinal Health, Incorporated             68,300     6,403,125
Columbia/HCA Healthcare
  Corporation                            220,900     6,433,712
Cyberonics, Incorporated                  69,500       738,438
Cytyc Corporation                         59,700       973,856
Fred Meyer, Incorporated*                 60,300     2,562,750
Gilead Sciences, Incorporated             32,400     1,038,825
Guidant Corporation                       69,600     4,963,350
Health Management
  Association, Class A                   225,150     7,528,453
HEALTHSOUTH Corporation*                 244,750     6,531,766
Incontrol, Incorporated                   20,200        53,025
McKesson Corporation                     280,700    22,806,875
Medtronic, Incorporated                  152,300     9,709,125
Rexall Sundown, Incorporated*             87,200     3,073,800
Sofamor/Danek Group,
  Incorporated*                           23,400     2,025,562
Steris Corporation*                       10,400       661,375
Sybron International Corporation         173,450     4,379,612
Tenet Healthcare Corporation*            103,200     3,225,000
United Healthcare Corporation            265,600    16,865,600
Young Innovations Investor*               50,300       773,363
                                                  ------------
                                                   120,367,137

ELECTRICAL EQUIPMENT - 0.90%
AMETEK, Incorporated                     133,970     3,926,996
Cooper Industries, Incorporated           57,600     3,164,400
General Electric Company                  48,300     4,395,300
Kuhlman Corporation                       92,600     3,663,487
Raychem Corporation                       60,000     1,773,750
                                                  ------------
                                                    16,923,933

ELECTRIC UTILITIES - 0.45%
Duke Energy Company                       50,700     3,003,975
Entergy Corporation                       26,500       761,875
IPALCO Enterprises                        54,600     2,426,287
LG & E Energy Corporation                 28,400       768,575
PG&E Corporation                          50,300     1,587,594
                                                  ------------
                                                     8,548,306

ELECTRONICS - 4.42%
Alliant Techsystems, Incorporated         38,900     2,460,425
AMP, Incorporated                        543,300    18,675,937
Apple Computer, Incorporated*            441,900    12,677,006


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
ELECTRONICS - CONTINUED
Comverse Technology, Incorporated*        33,595   $ 1,742,741
EG & G, Incorporated                     382,500    11,475,000
Electronic Data Systems
  Corporation                            270,300    10,812,000
Linear Technology Corporation            108,900     6,568,031
Loral Space & Communications*             79,900     2,257,175
Micron Technology, Incorporated          561,900    13,942,144
MIPS Technologies, Incorporated
                                           1,800        24,188

Novellus Systems, Incorporated*           25,900       924,306
Synopsys, Incorporated *                  21,100       965,325
Technology Solutions Company*             35,300     1,118,569
                                                   -----------
                                                    83,642,847

FINANCIAL SERVICES - 1.65%
Alcatel Alsthom ADR                      171,700     6,986,044
Allmerica Financial Corporation            4,900       318,500
Association First Capital
  Corporation, Class A                    60,600     4,658,625
Borg-Warner Security
  Corporation*                           104,300     2,359,787
Capital Re Corporation                    12,800       916,800
Compass Bancshares,
  Incorporated                            45,300     2,044,162
Heller Financial, Incorporated,
  Class A                                 26,000       780,000
Household International,
  Incorporated                           123,300     6,134,175
Nationwide Financial Services,
  Incorporated                            28,400     1,448,400
ReliaStar Financial Corporation           54,400     2,611,200
Richmond County Financial
  Corporation                             47,700       891,394
Sterling Bancshares,
  Incorporated                             2,450        38,588
TCF Financial Corporation                 15,400       454,300
Webster Financial Corporation             49,400     1,642,550
                                                   -----------
                                                    31,284,525

FOOD & BEVERAGES - 2.92%
Coca-Cola Bottling Company
  Consolidated                            17,500     1,157,188
Coca-Cola Enterprises,
  Incorporated                            61,100     2,398,175
Dean Foods Company                       120,000     6,592,500
Dole Food, Incorporated                  591,100    29,370,281
Flowers Industries, Incorporated         102,000     2,084,625
Interstate Bakeries Corporation           66,500     2,206,969
Michael Foods, Incorporated*              95,800     2,814,125
Northland Cranberries,
  Incorporated                            98,200     1,515,962
Pilgrims Pride Corporation                33,200       664,000
Sanderson Farms, Incorporated             17,500       258,125


                                          SHARES         VALUE
                                          ------         -----
FOOD & BEVERAGES - CONTINUED
Suiza Foods Corporation*                  40,800   $ 2,435,250
United States Foodservice                 57,562     2,018,268
Wm. Wrigley Jr. Company                   17,000     1,666,000
                                                   -----------
                                                    55,181,468

FOREST PRODUCTS - 0.38%
American Disposal Services,
  Incorporated*                           76,600     3,590,625
Georgia-Pacific Corporation               62,100     3,660,019
                                                   -----------
                                                     7,250,644

FURNITURE & FIXTURES - 0.27%
Knoll, Incorporated                      138,400     4,082,800
Steelcase, Incorporated                   40,200     1,045,200
                                                   -----------
                                                     5,128,000

GAS & PIPELINE UTILITIES - 0.43%
Cooper Cameron Corporation*               26,400     1,346,400
Enron Corporation                         25,900     1,400,219
Ocean Energy, Incorporated*              163,216     3,192,913
R & B Falcon Corporation*                 95,904     2,169,828
                                                   -----------
                                                     8,109,360

GOLD - 0.18%
Newmont Mining Corporation               140,000     3,307,500
                                                   -----------

HOMEBUILDERS - 0.30%
Elcor Chemical Corporation               131,800     3,327,950
Lennar Corporation                        35,038     1,033,621
Walter Industries, Incorporated           66,500     1,259,344
                                                   -----------
                                                     5,620,915

HOTELS & RESTAURANTS - 1.17%
CKE Restaurants, Incorporated            112,215     4,628,869
Cracker Barrel Old Country Store          93,200     2,959,100
Mirage Resorts, Incorporated             300,500     6,404,406
Papa Johns International,
  Incorporated                            61,400     2,421,462
Promus Hotel Corporation                 148,500     5,717,250
                                                   -----------
                                                    22,131,087

HOUSEHOLD APPLIANCES - 2.26%
Bassett Furniture Industries,
  Incorporated                            58,700     1,654,606
Ethan Allen Interiors,
  Incorporated                            36,800     1,837,700
Furniture Brands International,
  Incorporated                            79,900     2,242,194
Leggett & Platt, Incorporated            500,600    12,515,000
Westpoint Stevens, Incorporated           77,600     2,560,800
Whirlpool Corporation                    320,000    22,000,000
                                                   -----------
                                                    42,810,300


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
HOUSEHOLD PRODUCTS - 2.34%
Black & Decker Corporation                50,000   $ 3,050,000
Church & Dwight, Incorporated             55,800     1,806,525
Rubbermaid, Incorporated                 906,500    30,084,469
The Stanley Works                        104,100     4,326,656
Tupperware Corporation                   179,100     5,037,187
                                                   -----------
                                                    44,304,837

INDUSTRIAL MACHINERY - 1.46%
American Standard Companies,
  Incorporated*                          405,000    18,098,437
Gorman Rupp Company                       63,600     1,152,750
Kaydon Corporation                        27,300       964,031
PRI Automation, Incorporated              63,800     1,088,588
W.H. Brady Company, Class A              159,800     4,444,437
York International Corporation            41,500     1,807,844
                                                   -----------
                                                    27,556,087

INSURANCE - 1.93%
Aetna, Incorporated                       73,500     5,595,187
AFLAC, Incorporated                      185,200     5,613,875
Ambac Financial Group,
  Incorporated                            41,100     2,404,350
Chubb Corporation                         15,500     1,245,813
Foundation Health System,
  Incorporated*                           82,700     2,181,212
Hartford Life, Incorporated, Class A      33,700     1,918,794
HCC Insurance Holdings,
  Incorporated                            75,100     1,652,200
Life Re Corporation                       12,900     1,057,800
MBIA, Incorporated                        26,600     1,991,675
MedPartners, Incorporated                134,100     1,072,800
PAULA Financial                           65,700     1,322,213
Progressive Corporation                   12,800     1,804,800
Protective Life Corporation               46,500     1,705,969
Provident Companies,
  Incorporated                            28,500       983,250
Travelers Property Casualty
  Corporation, Class A                    72,100     3,091,287
UNUM Corporation                          50,400     2,797,200
                                                   -----------
                                                    36,438,425

LEISURE TIME - 1.67%
Action Performance Companies,
  Incorporated                            85,900     2,764,906
B Corporation                            405,000    10,023,750
Carnival Corporation, Class A             74,400     2,948,100
Cinar Films, Incorporated                 42,200       774,286
Cinar Films, Incorporated, Class B*      103,000     2,008,500
Premier Parks, Incorporated              115,500     7,695,187
Westwood One, Incorporated               212,300     5,353,941
                                                   -----------
                                                    31,568,670


                                          SHARES         VALUE
                                          ------         -----
LIQUOR - 0.19%
Adolph Coors Company, Class B            105,000   $ 3,570,000
                                                   -----------

MOBILE HOMES - 0.16%
Oakwood Homes Corporation                101,650     3,049,500
                                                   -----------

NEWSPAPERS - 0.06%
Tribune Company                           17,500     1,204,219
                                                   -----------

OFFICE FURNISHINGS & SUPPLIES - 0.39%
Miller Herman, Incorporated               64,500     1,568,156
Reynolds & Reynolds Company,
  Class A                                322,100     5,858,194
                                                   -----------
                                                     7,426,350

PAPER - 1.18%
Champion International
  Corporation                            102,900     5,061,394
Chesapeake Corporation                   102,800     4,002,775
Fort James Corporation                   170,000     7,565,000
Ivex Packaging Corporation*              166,000     3,859,500
Stone Container Corporation              120,000     1,875,000
                                                   -----------
                                                    22,363,669

PETROLEUM SERVICES - 1.16%
EVI Weatherford, Incorporated             34,700     1,288,238
Halliburton Company                       90,000     4,010,625
Tosco Corporation                        302,300     8,880,062
TOTAL SA, B Shares                        60,000     7,800,586
                                                   -----------
                                                    21,979,511

PHOTOGRAPHY - 1.01%
Polaroid Corporation                     538,800    19,161,075
                                                   -----------

PLASTICS - 0.70%
First Brands Corporation                 421,800    10,808,625
Spartech Corporation                     114,400     2,452,450
                                                   -----------
                                                    13,261,075

POLLUTION CONTROL - 4.14%
Browning Ferris Industries,
  Incorporated                           786,600    27,334,350
Eastern Environmental Services,
  Incorporated*                          141,800     4,821,200
Republic Industries, Incorporated*       416,200    10,405,000
USA Waste Services,
  Incorporated*                          384,437    18,981,577
Waste Management,
  Incorporated                           479,800    16,793,000
                                                   -----------
                                                    78,335,127

PUBLISHING - 0.62%
Applied Graphics Technologies             36,800     1,683,600
Chum, Ltd., Class B*                      25,600       968,122


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
PUBLISHING - CONTINUED
John H. Harland Company                  195,000  $  3,302,813
Meredith Corporation                      87,000     4,083,562
Times Mirror Company, Series A            28,100     1,766,788
                                                  ------------
                                                    11,804,885

RAILROADS & EQUIPMENT - 0.05%
CSX Corporation                           20,000       910,000
                                                  ------------

REAL ESTATE - 0.22%
Bedford Property Investments,
  Incorporated                            25,900       472,675
Brandywine Realty Trust SBI               43,900       982,262
Duke Realty Investments,
  Incorporated                            22,900       541,013
Home Properties of New York,
  Incorporated                            15,600       416,325
LNR Property Corporation                  59,800     1,532,375
Sl Green Realty Corporation                8,500       191,250
                                                  ------------
                                                     4,135,900

RETAIL GROCERY - 1.23%
Dominicks Supermarkets,
  Incorporated*                           29,300     1,305,681
Hannaford Brothers Company                53,200     2,340,800
Safeway, Incorporated*                   330,100    13,430,944
Starbucks Corporation*                    94,300     5,039,156
The Great Atlantic & Pacific Tea
  Company, Incorporated                   35,900     1,186,944
                                                  ------------
                                                    23,303,525

RETAIL TRADE - 6.87%
Abercrombie & Fitch Company,
  Class A*                                25,800     1,135,200
Ann Taylor Stores Corporation            276,700     5,862,581
Bon-Ton Stores, Incorporated*            145,400     2,335,488
Consolidated Stores Corporation*         275,729     9,995,176
CVS Corporation                          384,858    14,985,408
Dollar Tree Stores, Incorporated*        142,650     5,795,156
Federated Department Stores,
  Incorporated*                          610,000    32,825,625
Fingerhut Companies, Incorporated        143,600     4,738,800
Haverty Furniture Companies,
  Incorporated                            18,100       400,463
Heilig-Meyers Company                    474,900     5,847,206
Michael's Stores, Incorporated*           85,400     3,013,019
Pep Boys-Manny, Moe & Jack                50,800       962,025
Pier 1 Imports, Incorporated              46,100     1,100,638
Proffitt's, Incorporated*                197,600     7,978,100
The Limited, Incorporated                457,600    15,158,000
TJX Companies, Incorporated              471,100    11,365,287
Walgreen Company                          74,100     3,061,256
Zale Corporation*                        105,100     3,343,494
                                                  ------------
                                                   129,902,922


                                          SHARES         VALUE
                                          ------         -----
SHIPBUILDING - 0.10%
Avondale Industries, Incorporated*        67,622   $ 1,865,945
                                                   -----------

SOFTWARE - 2.26%
BMC Software, Incorporated*              103,000     5,349,563
CIBER, Incorporated*                     106,000     4,028,000
Compuware Corporation*                   142,700     7,295,537
Dialogic Corporation*                     68,000     2,023,000
Keane, Incorporated*                     179,500    10,052,000
PeopleSoft, Incorporated                  15,500       728,500
Shared Medical Systems
  Corporation                                300        22,031
Siebel Systems, Incorporated             180,550     5,822,737
Symantec Corporation*                    100,300     2,620,338
USA Networks, Incorporated               191,200     4,803,900
                                                   -----------
                                                    42,745,606

STEEL - 0.63%
Nucor Corporation                        245,500    11,293,000
Steel Dynamics, Incorporated              48,000       666,000
                                                   -----------
                                                    11,959,000

TELECOMMUNICATIONS SERVICES - 1.10%
Ascend Communications,
  Incorporated*                           90,400     4,480,450
Comsat Corporation*                      139,600     3,952,425
Cox Communications,
  Incorporated, Class A*                  79,000     3,826,563
PanAmSat Corporation                      40,400     2,297,750
RCN Corporation                           50,200       972,625
Skytel Communications,

  Incorporated                           214,800     5,027,662
US LEC Corporation, Class A               15,400       321,475
                                                   -----------
                                                    20,878,950

TELEPHONE - 1.43%
Qwest Communications
  International, Incorporated             35,755     1,246,955
U.S. West, Incorporated                       11           517
WorldCom, Incorporated                   531,195    25,729,758
                                                   -----------
                                                    26,977,230

TIRES & RUBBER - 0.12%
Carlisle Companies ,
  Incorporated                            51,300     2,209,106
                                                   -----------

TOBACCO - 0.21%
Philip Morris Companies,
  Incorporated*                           44,800     1,764,000
RJR Nabisco Holdings
  Corporation                             90,500     2,149,375
                                                   -----------
                                                     3,913,375


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                          SHARES            VALUE
                                          ------            -----
TOYS, AMUSEMENTS & SPORTING GOODS - 0.45%
Mattel, Incorporated                     198,800   $    8,411,725
                                                   --------------

TRUCKING & FREIGHT - 0.47%
CNF Transportation,
  Incorporated                           139,600        5,933,000
Pittston Brinks Group                     79,200        2,920,500
                                                   --------------
                                                        8,853,500

TOTAL COMMON STOCKS

(Cost: $1,464,717,806)                             $1,588,098,682
                                                   --------------


WARRANTS - 0.04%
REAL ESTATE - 0.04%
Kimco Realty Corporation,
  (Expiration date 10/08/1998;
  strike price $39.438)                   18,000          738,000
                                                   --------------

TOTAL WARRANTS
(Cost: $667,950)                                   $      738,000
                                                   --------------

PRINCIPAL
AMOUNT                                                      VALUE
------                                                      -----
SHORT TERM INVESTMENTS - 12.84%
$242,870,601    Navigator Securities Lending
                Trust, 5.54%                       $  242,870,601
                                                   --------------

REPURCHASE AGREEMENTS - 3.16%
$59,748,000   Repurchase Agreement with State
              Street Bank & Trust Company
              dated 06/30/1998 at 5.00%, to be
              repurchase at $59,756,298 on
              07/01/1998, collateralized by
              $52,440,000 U.S. Treasury Bonds,
              6.75% due 08/15/2026 (valued at
              $60,945,978, including interest)     $   59,748,000
                                                   --------------

TOTAL INVESTMENTS (Equity Trust)
(Cost: $1,768,004,357)                             $1,891,455,283
                                                   ==============


GROWTH TRUST

                                          SHARES            VALUE
                                          ------            -----
COMMON STOCKS - 83.07%
AIR TRAVEL - 2.02%
Deutsche Lufthansa AG                     81,200       $2,046,378
Galileo International, Incorporated       72,925        3,286,183
                                                       ----------
                                                        5,332,561

BANKING - 1.66%
Citicorp                                  29,300        4,373,025
                                                       ----------


                                          SHARES            VALUE
                                          ------            -----
BROADCASTING - 4.34%
CBS Corporation*                         112,150      $ 3,560,762
Jacor Communications,
  Incorporated, Class A*                  36,075        2,128,425
MediaOne Group, Incorporated*             31,000        1,362,063
Tele-Communications
  Incorporated, Series A                 114,550        4,403,016
                                                      -----------
                                                       11,454,266

BUSINESS SERVICES - 5.53%
America Online, Incorporated              19,100        2,024,600
Cognizant Corporation                     40,600        2,557,800
Comdisco Incorporated                     86,500        1,643,500
Computer Sciences Corporation*            56,650        3,625,600
Fiserv, Incorporated*                     83,937        3,564,699
Viad Corporation                          42,000        1,165,500
                                                      -----------
                                                       14,581,699

CHEMICALS - 2.73%
Monsanto Company                          92,325        5,158,659
Sterling Commerce, Incorporated*          42,300        2,051,550
                                                      -----------
                                                        7,210,209

COMPUTERS & BUSINESS EQUIPMENT - 1.02%
Oce-Van Der Grinten                       30,000        1,278,072
Veritas Software Corporation*             33,812        1,398,971
                                                      -----------
                                                        2,677,043

CONGLOMERATES - 1.17%
Cendant Corporation*                     115,800        2,417,325
Hunter Douglas                            12,050          655,036
                                                      -----------
                                                        3,072,361

DRUGS & HEALTH CARE - 10.85%
Alza Corporation*                         18,650          806,613
Bristol-Myers Squibb Company              27,550        3,166,528
Eli Lilly & Company                       25,600        1,691,200
Fred Meyer, Incorporated*                 68,475        2,910,187
Medtronic, Incorporated                   37,800        2,409,750
Merck & Company, Incorporated             10,300        1,377,625
Novartis AG                                1,050        1,750,116
Pfizer, Incorporated                     105,850       11,504,572
Warner-Lambert Company                    43,200        2,997,000
                                                      -----------
                                                       28,613,591

ELECTRICAL EQUIPMENT - 2.61%
General Electric Company*                 75,600        6,879,600
                                                      -----------

ELECTRONICS - 2.89%
Intel Corporation                         65,575        4,860,747
Maxim Integrated Products,
  Incorporated                            30,450          964,884
Tellabs, Incorporated*                    25,125        1,799,578
                                                      -----------
                                                        7,625,209


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                             SHARES             VALUE
                                                                             ------             -----
FINANCIAL SERVICES - 13.31%
Association First Capital Corporation, Class A                               67,958          $5,224,271
Beneficial Corporation                                                       46,675           7,150,027
Capital One Financial Corporation                                            47,675           5,920,639
Federal National Mortgage Association                                        55,875           3,394,406
Golden West Financial Corporation                                            25,975           2,761,467
Green Tree Financial Corporation                                            115,700           4,953,406
Hartford Financial Services Group, Incorporated                              26,450           3,025,219
Heller Financial, Incorporated, Class A*                                     11,500             345,000
SLM Holding Corporation                                                      47,925           2,348,325
                                                                                           ------------
                                                                                             35,122,760

FOOD & BEVERAGES - 2.96%
Coca-Cola Enterprises, Incorporated                                          74,125           2,909,406
Ralston Purina Company                                                       19,850           2,318,728
Sara Lee Corporation                                                         46,250           2,587,110
                                                                                           ------------
                                                                                              7,815,244

HOTELS & RESTAURANTS - 2.59%
Hilton Hotels Corporation                                                   149,300           4,255,050
Mirage Resorts, Incorporated*                                               120,875           2,576,148
                                                                                           ------------
                                                                                              6,831,198

HOUSEHOLD APPLIANCES - 1.82%
Maytag Corporation                                                            37,775          1,865,141
Newell Company                                                                59,000          2,938,937
                                                                                           ------------
                                                                                              4,804,078

HOUSEHOLD PRODUCTS - 5.15%
Black & Decker Corporation                                                    20,500          1,250,500
Colgate-Palmolive Company                                                     30,400          2,675,200
Dial Corporation                                                             100,800          2,614,500
Gillette Company                                                              72,000          4,081,500
Procter & Gamble Company                                                      32,700          2,977,744
                                                                                           ------------
                                                                                             13,599,444

INDUSTRIAL MACHINERY - 0.77%
Crane Company                                                                 41,900          2,034,769
                                                                                           ------------

INSURANCE - 3.63%
Allstate Corporation                                                           5,300            485,281
Conseco, Incorporated                                                         43,200          2,019,600
Everest Reinsurance Holdings                                                  33,225          1,277,086
Marsh & Mclennan Companies, Incorporated                                      50,700          3,064,181
Progressive Corporation                                                       19,350          2,728,350
                                                                                           ------------
                                                                                              9,574,498

LEISURE TIME - 0.91%
Grand Casinos, Incorporated                                                   81,000          1,356,750
The Walt Disney Company                                                        9,950          1,045,372
                                                                                           ------------
                                                                                              2,402,122

NEWSPAPERS - 0.78%
News Corporation, Ltd.*                                                       72,800          2,056,600
                                                                                           ------------
OFFICE FURNISHINGS & SUPPLIES - 0.89%
Office Max Incorporated*                                                     142,525          2,351,663
                                                                                           ------------
PAPER - 0.63%
Fort James Corporation                                                        37,250          1,657,625
                                                                                           ------------
RETAIL TRADE - 3.66%
Circuit City Stores, Incorporated                                             69,100          3,239,062
Kmart Corporation*                                                            96,050          1,848,963
Lowe's Companies, Incorporated                                               112,550          4,565,309
                                                                                           ------------
                                                                                              9,653,334

SOFTWARE - 3.49%
Intuit, Incorporated*                                                         45,500          2,786,875
Microsoft Corporation*                                                        53,800          5,830,575
PeopleSoft, Incorporated*                                                     12,650            594,550
                                                                                           ------------
                                                                                              9,212,000

TELECOMMUNICATIONS SERVICES - 0.46%
Ascend Communications, Incorporated*                                          24,525          1,215,520
                                                                                           ------------
TELEPHONE - 4.40%
Bell Atlantic Corporation*                                                    63,100          2,878,938
MCI Communications Corporation                                               149,825          8,708,578
U.S. West, Incorporated*                                                         559             26,273
                                                                                           ------------
                                                                                             11,613,789

TOBACCO - 2.09%
Philip Morris Companies, Incorporated*                                        83,275          3,278,953
RJR Nabisco Holdings Corporation                                              94,200          2,237,250
                                                                                           ------------
                                                                                              5,516,203

TOYS, AMUSEMENTS & SPORTING GOODS - 0.72%
Mattel, Incorporated                                                          45,000          1,904,063
                                                                                           ------------

TOTAL COMMON STOCKS
(Cost: $181,626,067)                                                                       $219,184,474
                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                                          VALUE
------                                                                                          -----
SHORT TERM INVESTMENTS - 9.14%
$24,122,903       Navigator Securities Lending Trust, 5.54%                               $24,122,903
                                                                                          -----------

REPURCHASE AGREEMENTS - 7.79%
$20,554,000       Repurchase Agreement with State Street Bank
                  & Trust Company dated 06/30/1998 at 5.00%,
                  to be repurchased at $20,556,855 on 07/01/1998,
                  collateralized by $15,965,000 U.S. Treasury Bonds,
                  8.125% due 08/15/2019 (valued at $20,971,337,
                  including interest)                                                     $20,554,000
                                                                                          -----------

TOTAL INVESTMENTS   (Growth Trust)
(Cost: $226,302,968)                                                                     $263,861,377
                                                                                         ============



QUANTITATIVE EQUITY TRUST

                                                                                  SHARES            VALUE
                                                                                  ------            -----
COMMON STOCKS - 86.57%
AIR TRAVEL - 1.72%
AMR Corporation*                                                                  48,000       $3,996,000
                                                                                             ------------

ALUMINUM - 1.53%
Reynolds Metals Company                                                           63,800        3,568,813
                                                                                             ------------

APPAREL & TEXTILES - 0.45%
Jones Apparel Group, Incorporated*                                                28,600        1,045,688
                                                                                             ------------

AUTOMOBILES - 3.29%
Ford Motor Company                                                                71,400        4,212,600
General Motors Corporation                                                        51,500        3,440,844
                                                                                             ------------
                                                                                                7,653,444

BANKING - 11.84%
BancOne Corporation                                                               67,120        3,746,135
Bankers Trust New York Corporation                                                30,000        3,481,875
First Union Corporation                                                           67,000        3,902,750
Fleet Financial Group, Incorporated                                               45,100        3,765,850

Keycorp                                                                           97,600        3,477,000
National City Corporation                                                         54,600        3,876,600
Northern Trust Corporation                                                        13,700        1,044,625
PNC Bank Corporation                                                              64,100        3,449,381
Washington Mutual, Incorporated                                                   18,300          794,906
                                                                                             ------------
                                                                                               27,539,122

BROADCASTING - 0.52%
Clear Channel Communications*                                                     11,100        1,211,288
                                                                                             ------------

BUSINESS SERVICES - 2.09%
OmniCom Group, Incorporated                                                       20,400        1,017,450
Outsource International, Incorporated*                                            75,000          675,000
Paychex, Incorporated                                                             16,750          681,516
Quintiles Transnational Corporation*                                              20,000          983,750
Robert Half International, Incorporated*                                          26,750        1,494,656
                                                                                             ------------
                                                                                                4,852,372

CHEMICALS - 2.19%
Millennium Chemicals, Incorporated                                                21,000          711,375
PPG Industries, Incorporated                                                      50,000        3,478,125
The B.F. Goodrich Company                                                         18,300          908,137
                                                                                             ------------
                                                                                                5,097,637

COMPUTERS & BUSINESS EQUIPMENT - 4.81%
Cisco Systems, Incorporated*                                                      48,900        4,501,856
Dell Computer Corporation*                                                        44,900        4,167,281
HBO & Company                                                                     43,600        1,536,900
Sundstrand Corporation                                                            17,300          990,425
                                                                                             ------------
                                                                                               11,196,462

CONGLOMERATES - 2.24%
Aeroquip-Vickers, Incorporated                                                    17,300        1,009,887
Tyco International, Ltd.                                                          66,800        4,208,400
                                                                                             ------------
                                                                                                5,218,287

DOMESTIC OIL - 3.61%
Murphy Oil Corporation                                                            27,500        1,393,906
Sun, Incorporated                                                                 87,100        3,380,569
USX-Marathon Group                                                               105,800        3,630,262
                                                                                             ------------
                                                                                                8,404,737

DRUGS & HEALTH CARE - 4.93%
Fred Meyer, Incorporated*                                                         33,000        1,402,500
General Nutrition Companies,  Incorporated*                                       29,000          902,625
Rexall Sundown, Incorporated*                                                     30,500        1,075,125
Schering-Plough Corporation                                                       44,300        4,058,987
Warner-Lambert Company                                                            58,000        4,023,750
                                                                                             ------------
                                                                                               11,462,987

ELECTRICAL EQUIPMENT - 0.44%
General Cable Corporation                                                         35,400        1,022,175
                                                                                             ------------

ELECTRIC UTILITIES - 2.20%
FPI Group, Incorporated                                                           60,200        3,792,600
Pinnacle West Capital Corporation                                                 29,400        1,323,000
                                                                                             ------------
                                                                                                5,115,600

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
ELECTRONICS - 2.81%
Lexmark International Group, Incorporated, Class A*                               24,400       $1,488,400
LSI Logic Corporation*                                                            30,500          703,406
Lucent Technologies, Incorporated                                                 52,200        4,342,388
                                                                                             ------------
                                                                                                6,534,194

FINANCIAL SERVICES - 3.64%
A.G. Edwards, Incorporated                                                        19,800          845,212
Capital One Financial Corporation                                                 13,700        1,701,369
Golden West Financial Corporation                                                 11,600        1,233,225
H.F. Ahmanson & Company                                                           12,100          859,100
Merrill Lynch & Company, Incorporated                                             41,400        3,819,150
                                                                                             ------------
                                                                                                8,458,056

FOOD & BEVERAGES - 0.21%
Flowers Industries, Incorporated                                                  23,500          480,281
                                                                                             ------------

GAS & PIPELINE UTILITIES - 0.30%
Cooper Cameron Corporation*                                                       13,600          693,600
                                                                                             ------------

HOMEBUILDERS - 0.45%
Centex Corporation                                                                27,800        1,049,450
                                                                                             ------------

HOUSEHOLD APPLIANCES - 0.49%
Ethan Allen Interiors, Incorporated                                               22,900        1,143,569
                                                                                             ------------

INSURANCE - 2.40%
Marsh & McLennan Companies, Incorporated                                          63,450        3,834,759
MGIC Investment Corporation                                                        4,900          279,606
SunAmerica, Incorporated                                                          25,800        1,481,888
                                                                                             ------------
                                                                                                5,596,253

LEISURE TIME - 2.29%
Carnival Corporation, Class A                                                    109,200        4,327,050
Royal Caribbean Cruises, Ltd.                                                     12,500          993,750
                                                                                             ------------
                                                                                                5,320,800

OFFICE FURNISHINGS & SUPPLIES - 0.24%
Miller Herman, Incorporated                                                       23,100          561,619
                                                                                             ------------

PAPER - 2.00%
International Paper Company                                                       30,000        1,290,000
Union Camp Corporation                                                            67,700        3,359,612
                                                                                             ------------
                                                                                                4,649,612

PETROLEUM SERVICES - 1.40%
Baker Hughes, Incorporated                                                        48,900        1,690,107
Halliburton Company                                                               35,300        1,573,056
                                                                                             ------------
                                                                                                3,263,163

PHOTOGRAPHY - 1.63%
Eastman Kodak Company                                                             51,900        3,791,944
                                                                                             ------------

REAL ESTATE - 1.55%
Simon DeBartolo Group, Incorporated                                              110,900        3,604,250
                                                                                             ------------

RETAIL TRADE - 9.31%
CVS Corporation                                                                   16,600          646,362
Dayton Hudson Corporation                                                         79,800        3,870,300
GAP, Incorporated                                                                 68,500        4,221,312
J.C. Penney, Incorporated                                                         51,500        3,724,094
Staples, Incorporated*                                                           118,900        3,440,669
The Limited, Incorporated                                                         20,000          662,500
TJX Companies, Incorporated                                                       42,200        1,018,075
Wal-Mart Stores, Incorporated                                                     67,100        4,076,325
                                                                                             ------------
                                                                                               21,659,637

SOFTWARE - 3.33%
BMC Software, Incorporated*                                                       22,300        1,158,206
Computer Associates International, Incorporated                                   70,500        3,917,157
Informix Corporation                                                             103,400          817,506
Keane, Incorporated*                                                              14,900          834,400
PeopleSoft, Incorporated*                                                         21,600        1,015,200
                                                                                             ------------
                                                                                                7,742,469

TELEPHONE - 9.97%
Airtouch Communications, Incorporated*                                            64,700        3,780,906
American Telephone & Telegraph Corporation                                        52,300        2,987,638
Bell Atlantic Corporation                                                         80,800        3,686,500
BellSouth Corporation                                                             57,400        3,852,975
Qwest Communications International, Incorporated*                                 32,700        1,140,413
SBC Communications, Incorporated                                                  95,200        3,808,000
WorldCom, Incorporated*                                                           81,370        3,941,359
                                                                                             ------------
                                                                                               23,197,791

TIRES & RUBBER - 0.48%
Safeskin Corporation*                                                             27,200        1,118,600
                                                                                             ------------

TOBACCO - 1.68%
Philip Morris Companies, Incorporated                                             99,000        3,898,125
                                                                                             ------------

TRANSPORTATION - 0.11%
Dollar Thrifty Automotive Group*                                                  20,000          265,000
                                                                                             ------------

TRUCKING & FREIGHT - 0.42%
Airbourne Freight Corporation                                                     28,200          985,238
                                                                                             ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                     VALUE
                                                                                     -----
TOTAL COMMON STOCKS
(Cost: $182,850,864)                                                          $201,398,263
                                                                              ------------

PRINCIPAL
AMOUNT                                                                              VALUE
------                                                                              -----
SHORT TERM INVESTMENTS - 6.12%
$14,232,456       Navigator Securities Lending Trust, 5.54%                    $14,232,456
                                                                              ------------

REPURCHASE AGREEMENTS - 7.31%
$17,005,000       Repurchase Agreement with State Street Bank
                  & Trust Company dated 06/30/1998 at 5.71% to
                  be repurchased at $17,007,697 on 07/01/1998
                  collateralized by $17,325,000 U.S. Treasury
                  Notes, 5.625% due 12/31/1999 (valued at
                  $17,346,656, including interest)                             $17,005,000
                                                                              ------------

TOTAL INVESTMENTS   (Quantitative Equity Trust)  (Cost: $214,088,320)         $232,635,719
                                                                              ============



EQUITY INDEX TRUST

                                                                                  SHARES            VALUE
                                                                                  ------            -----
COMMON STOCKS - 77.16%
AEROSPACE - 1.34%
AlliedSignal, Incorporated                                                         2,310         $102,506
Boeing Company                                                                     4,137          184,355
Computer Sciences Corporation*                                                       636           40,704
General Dynamics Corporation                                                         554           25,761
Lockheed Martin Corporation                                                          751           79,512
Northrop Grumman Corporation                                                         276           28,463
Rockwell International Corporation                                                   901           43,304
TRW, Incorporated                                                                    554           30,262
United Technologies Corporation                                                      973           90,003
                                                                                                ---------
                                                                                                  624,870

AGRICULTURAL MACHINERY - 0.11%
Deere & Company                                                                    1,022           54,038
                                                                                                ---------

AGRICULTURAL OPERATIONS - 0.00%
Agribrands International, Incorporated                                                40            1,210
                                                                                                ---------

AIR FREIGHT - 0.08%
FDX Corporation                                                                      615           38,591
                                                                                                ---------

AIR TRAVEL - 0.34%
AMR Corporation*                                                                     720           59,940
Delta Air Lines, Incorporated                                                        309           39,938

AIR TRAVEL - CONTINUED
Sealed Air Corporation                                                               164           $6,027
Southwest Airlines Company                                                           922           27,314
US Airways Group, Incorporated*                                                      339           26,866
                                                                                                ---------
                                                                                                  160,085

ALUMINUM - 0.19%
Alcan Aluminum, Ltd.                                                                 946           26,133
Aluminum Company of America                                                          695           45,826
Reynolds Metals Company                                                              309           17,285
                                                                                                ---------
                                                                                                   89,244

APPAREL & TEXTILES - 0.27%
Fruit of The Loom, Incorporated, Class A*                                            314           10,421
Liz Claiborne, Incorporated                                                          300           15,675
Nike, Incorporated, Class B                                                        1,222           59,496
Reebok International, Ltd.*                                                          260            7,199
Russell Corporation                                                                  104            3,139
Springs Industries, Incorporated                                                      58            2,675
V. F. Corporation                                                                    562           28,943
                                                                                                ---------
                                                                                                  127,548

AUTO PARTS - 0.18%
Dana Corporation                                                                     395           21,133
Eaton Corporation                                                                    319           24,802
Echlin, Incorporated                                                                 278           13,639
Genuine Parts Company                                                                712           24,609
                                                                                                ---------
                                                                                                   84,183

AUTO SERVICES - 0.00%
Midas, Incorporated                                                                   48              966
                                                                                                ---------

AUTOMOBILES - 1.38%
Chrysler Corporation                                                               2,741          154,524
Ford Motor Company                                                                 4,892          288,628
General Motors Corporation                                                         2,975          198,767
PACCAR, Incorporated                                                                 321           16,772
                                                                                                ---------
                                                                                                  658,691

BANKING - 6.67%
Banc One Corporation                                                               2,609          145,615
Bank of New York, Incorporated                                                     1,592           96,615
BankAmerica Corporation                                                            2,905          251,101
BankBoston Corporation                                                             1,232           68,530
Bankers Trust New York Corporation                                                   348           40,390
BB&T Corporation                                                                     367           24,818
Citicorp                                                                           1,912          285,366
Comerica, Incorporated                                                               600           39,750
Fifth Third Bancorp                                                                  969           61,047
First Chicago Corporation                                                          1,268          112,376
First Union Corporation                                                            3,926          228,689
Fleet Financial Group, Incorporated                                                1,031           86,089

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
BANKING - CONTINUED
Huntington Bancshares, Incorporated                                                  434          $14,539
J. P. Morgan & Company, Incorporated                                                 718           84,096
Keycorp                                                                            1,858           66,191
MBNA Corporation                                                                   2,026           66,858
Mellon Bank Corporation                                                            1,028           71,575
Mercantile Bancorporation, Incorporated                                              200           10,075
National City Corporation                                                            921           65,391
NationsBank Corporation                                                            3,927          300,415
Northern Trust Corporation                                                           500           38,125
Norwest Corporation                                                                3,130          116,984
PNC Bank Corporation                                                               1,297           69,795
Providian Financial Corporation                                                      367           28,832
Republic New York Corporation                                                        510           32,098
State Street Boston Corporation                                                      396           27,522
Summit Bancorp                                                                       200            9,500
SunTrust Banks, Incorporated                                                         919           74,726
Synovus Financial Corporation                                                        621           14,749
The Chase Manhattan Corporation                                                    3,436          259,418
U.S. Bancorp                                                                       2,988          128,484
Wachovia Corporation                                                                 768           64,896
Washington Mutual, Incorporated                                                    1,518           65,938
Wells Fargo & Company                                                                352          129,888
                                                                                               ----------
                                                                                                3,180,481

BROADCASTING - 0.96%
CBS Corporation                                                                    2,795           88,741
Clear Channel Communications*                                                        220           24,008
Comcast Corporation, Class A*                                                      1,395           56,628
MediaOne Group, Incorporated*                                                      2,526          110,986
Tele-Communications Incorporated, Series A                                         2,297           88,291
Viacom, Incorporated, Class B*                                                     1,503           87,550
                                                                                               ----------
                                                                                                  456,204

BUILDING MATERIALS & CONSTRUCTION - 0.02%
Fluor Corporation                                                                    340           17,340
                                                                                               ----------

BUSINESS SERVICES - 0.81%
Automatic Data Processing, Incorporated                                            1,233           89,855
Cognizant Corporation                                                                673           42,399
Deluxe Corporation                                                                   334           11,961
Ecolab, Incorporated                                                                 568           17,608
First Data Corporation                                                             1,770           58,963
H & R Block, Incorporated                                                            396           16,682
Humana, Incorporated*                                                                665           20,740
Interpublic Group Companies, Incorporated                                            552           33,499
Laidlaw, Incorporated                                                              1,312           15,990

BUSINESS SERVICES - CONTINUED
OmniCom Group, Incorporated                                                          200           $9,975
R.R. Donnelley & Sons Company                                                        617           28,228
Service Corporation International                                                    996           42,703
                                                                                               ----------
                                                                                                  388,603

CHEMICALS - 1.80%
Air Products & Chemicals, Incorporated                                             1,024           40,960
Dow Chemical Company                                                                 958           92,627
E.I. Du Pont De Nemours & Company                                                  4,615          344,394
Eastman Chemical Company                                                             323           20,107
FMC Corporation*                                                                     105            7,160
Great Lakes Chemical Corporation                                                     270           10,648
Hercules, Incorporated                                                               384           15,792
Monsanto Company                                                                   2,481          138,626
Morton International Industries, Incorporated                                        590           14,750
Nalco Chemical Company                                                               290           10,186
Octel Corporation                                                                     67            1,332
PPG Industries, Incorporated                                                         712           49,528
Praxair, Incorporated                                                                649           30,381
Rohm & Haas Company                                                                  276           28,687
Sigma-Aldrich Corporation                                                            386           13,558
The B.F. Goodrich Company                                                            254           12,605
Union Carbide Corporation                                                            556           29,676
                                                                                               ----------
                                                                                                  861,017

COMPUTERS & BUSINESS EQUIPMENT - 4.47%
3Com Corporation*                                                                  1,460           44,804
Bay Networks, Incorporated*                                                          880           28,380
Cabletron Systems, Incorporated*                                                     646            8,681
Ceridian Corporation*                                                                323           18,976
Cisco Systems, Incorporated*                                                       4,142          381,323
Compaq Computer Corporation                                                        6,774          192,212
Data General Corporation*                                                            224            3,346
Dell Computer Corporation*                                                         2,696          250,223
EMC Corporation*                                                                   2,003           89,759
Gateway 2000, Incorporated*                                                          700           35,438
HBO & Company                                                                      1,084           38,211
Hewlett-Packard Company                                                            4,221          252,732
International Business Machines Corporation                                        4,013          460,743
Pitney Bowes, Incorporated                                                         1,226           59,001
Seagate Technology, Incorporated*                                                    997           23,741
Sun Microsystems, Incorporated*                                                    1,550           67,328
Tandy Corporation                                                                    406           21,543
Unisys Corporation                                                                   798           22,544
Xerox Corporation                                                                  1,322          134,348
                                                                                               ----------
                                                                                                2,133,333

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
CONGLOMERATES - 0.81%
Aeroquip-Vickers, Incorporated                                                        79           $4,612
Cendant Corporation*                                                               3,247           67,781
Fortune Brands, Incorporated                                                         688           26,445
Harcourt General, Incorporated                                                       301           17,910
ITT Industries, Incorporated                                                         537           20,070
Raytheon Company, Class B                                                          1,073           63,441
Textron, Incorporated                                                                670           48,031
Tyco International, Ltd.                                                           2,143          135,009
W. R. Grace & Company*                                                               307            5,238
                                                                                               ----------
                                                                                                  388,537

CONSTRUCTION MATERIALS - 0.18%
Armstrong World Industries, Incorporated                                             216           14,553
Masco Corporation                                                                    664           40,172
Owens-Corning                                                                        251           10,244
Sherwin Williams Company                                                             691           22,889
                                                                                               ----------
                                                                                                   87,858

CONSTRUCTION & MINING EQUIPMENT - 0.27%
Caterpillar, Incorporated                                                          1,573           83,172
Dover Corporation                                                                    936           32,058
Foster Wheeler Corporation                                                           216            4,631
Harnischfeger Industries, Incorporated                                               240            6,795
                                                                                               ----------
                                                                                                  126,656

CONTAINERS & GLASS - 0.15%
Ball Corporation                                                                      86            3,456
Bemis, Incorporated                                                                  251           10,260
Crown Cork & Seal, Incorporated                                                      566           26,885
Owens-Illinois, Incorporated*                                                        372           16,647
Temple-Inland, Incorporated                                                          260           14,007
                                                                                               ----------
                                                                                                   71,255

COSMETICS & TOILETRIES - 0.15%
Alberto Culver Company, Class B                                                      260            7,540
Avon Products, Incorporated                                                          576           44,640
International Flavors & Fragrances, Incorporated                                     411           17,853
                                                                                               ----------
                                                                                                   70,033

CRUDE PETROLEUM & NATURAL GAS - 0.24%
Anadarko Petroleum Corporation                                                       173           11,623
Apache Corporation                                                                   210            6,615
Burlington Resources, Incorporated                                                   703           30,273
Occidental Petroleum Corporation                                                   1,340           36,180
ONEOK Incorporated                                                                    83            3,310
Oryx Energy Company*                                                                 400            8,850
Santa Fe Energy Resources, Incorporated*                                             162            1,741
Union Pacific Resources Group, Incorporated                                        1,022           17,949
                                                                                               ----------
                                                                                                  116,541

DOMESTIC OIL - 0.69%
Amerada Hess Corporation                                                             363          $19,716
Ashland, Incorporated                                                                312           16,107
Atlantic Richfield Company                                                         1,315          102,734
Kerr-McGee Corporation                                                               236           13,659
Pennzoil Company                                                                     234           11,846
Phillips Petroleum Company                                                         1,050           50,597
Sun, Incorporated                                                                    308           11,954
Tenneco, Incorporated                                                                686           26,111
Unocal Corporation                                                                 1,007           36,000
USX-Marathon Group                                                                 1,219           41,827
                                                                                               ----------
                                                                                                  330,551

DRUGS & HEALTH CARE - 8.91%
Abbott Laboratories                                                                6,394          261,355
Allergan Specialty Therapeutics, Incorporated, Class A                                 9               92
Allergan, Incorporated                                                               285           13,217
Alza Corporation*                                                                    342           14,792
American Home Products Corporation                                                 5,276          273,033
Amgen, Incorporated*                                                               1,054           68,905
Bausch & Lomb, Incorporated                                                          258           12,932
Baxter International, Incorporated                                                 1,193           64,198
Becton Dickinson & Company                                                           547           42,461
Biomet, Incorporated                                                                 417           13,787
Bristol-Myers Squibb Company                                                       4,141          475,956
C.R. Bard, Incorporated                                                              263           10,010
Cardinal Health, Incorporated                                                        409           38,344
Columbia/HCA Healthcare Corporation                                                2,683           78,142
Crescendo Pharmaceuticals Corporation, Class A*                                        6               76
Eli Lilly & Company                                                                4,564          301,509
Guidant Corporation                                                                  621           44,285
HEALTHSOUTH Corporation*                                                           1,531           40,859
Johnson & Johnson                                                                  5,489          404,814
Mallinckrodt, Incorporated                                                           309            9,173
Manor Care, Incorporated                                                             281           10,801
Medtronic, Incorporated                                                            1,946          124,057
Merck & Company, Incorporated                                                      4,936          660,190
Pfizer, Incorporated                                                               5,376          584,304
Pharmacia & Upjohn, Incorporated                                                   2,045           94,326
Schering-Plough Corporation                                                        2,984          273,409
St. Jude Medical, Incorporated*                                                      360           13,253
Tenet Healthcare Corporation*                                                      1,259           39,344
United Healthcare Corporation*                                                       731           46,419
United States Surgical Corporation                                                   309           14,098
Warner-Lambert Company                                                             3,219          223,318
                                                                                               ----------
                                                                                                4,251,459

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
ELECTRICAL EQUIPMENT - 3.08%
Cooper Industries, Incorporated                                                      541          $29,721
Emerson Electric Company                                                           1,865          112,600
General Electric Company                                                          13,528        1,231,048
General Signal Corporation                                                           244            8,784
Hussmann International, Incorporated                                                 144            2,673
Johnson Controls, Incorporated                                                       338           19,329
Millipore Corporation                                                                224            6,104
National Service Industries, Incorporated                                            228           11,600
Raychem Corporation                                                                  349           10,317
W.W. Grainger, Incorporated                                                          490           24,408
                                                                                               ----------
                                                                                                1,456,584

ELECTRIC UTILITIES - 1.85%
Ameren Corporation                                                                   491           19,517
American Electric Power, Incorporated                                                737           33,441
Baltimore Gas & Electric Company                                                     620           19,259
Carolina Power & Light Company                                                       630           27,326
Central & South West Corporation                                                     904           24,295
CINergy Corporation                                                                  649           22,715
Consolidated Edison, Incorporated                                                    969           44,635
Dominion Resources, Incorporated                                                     726           29,584
DTE Energy Company                                                                   613           24,750
Duke Energy Company                                                                1,523           90,238
Edison International                                                               1,651           48,808
Entergy Corporation                                                                  981           28,204
FirstEnergy Corporation                                                              829           25,492
FPI Group, Incorporated                                                              719           45,297
GPU, Incorporated                                                                    544           20,570
Houston Industries, Incorporated                                                   1,296           40,014
Niagara Mohawk Power Corporation*                                                    611            9,127
Northern States Power Company                                                        604           17,290
PacifiCorp                                                                         1,242           28,100
PECO Energy Company                                                                  933           27,232
PG&E Corporation                                                                   1,800           56,812
PP&L Resources, Incorporated                                                         669           15,178
Public Service Enterprise Group, Incorporated                                        961           33,094
Southern Company                                                                   2,844           78,743
Texas Utilities Company                                                              984           40,959
Unicom Corporation                                                                   915           32,082
                                                                                               ----------
                                                                                                  882,762

ELECTRONICS - 3.31%
Advanced Micro Devices, Incorporated*                                                600          $10,237
AMP, Incorporated                                                                    925           31,797
Andrew Corporation*                                                                  358            6,466
Apple Computer, Incorporated*                                                        561           16,094
Applied Materials, Incorporated*                                                   1,534           45,253
Boston Scientific Corporation*                                                       753           53,934
DSC Communications Corporation*                                                      535           16,050
EG & G, Incorporated                                                                 231            6,930
General Instrument Corporation*                                                      618           16,802
Harris Corporation                                                                   327           14,613
Honeywell, Incorporated                                                              562           46,962
Intel Corporation                                                                  6,755          500,714
KLA-Tencor Corporation*                                                              202            5,593
LSI Logic Corporation*                                                               603           13,907
Lucent Technologies, Incorporated                                                  5,246          436,402
Micron Technology, Incorporated*                                                     899           22,306
Motorola, Incorporated                                                             2,493          131,038
National Semiconductor Corporation*                                                  626            8,255
Scientific-Atlanta, Incorporated                                                     321            8,145
Silicon Graphics, Incorporated*                                                      703            8,524
TekTronix, Incorporated                                                              242            8,561
Tellabs, Incorporated*                                                               714           51,140
Texas Instruments, Incorporated                                                    1,589           92,659
The Perkin-Elmer Corporation                                                         225           13,992
Thomas & Betts Corporation                                                           255           12,559
                                                                                               ----------
                                                                                                1,578,933

FINANCIAL SERVICES - 3.66%
American Express Company                                                           1,941          221,274
Association First Capital Corporation, Class A                                     1,282           98,554
Beneficial Corporation                                                               252           38,603
Case Corporation                                                                     312           15,054
Charles Schwab Corporation                                                         1,049           34,092
Countrywide Credit Industries, Incorporated                                          401           20,351
Federal Home Loan Mortgage Corporation                                             2,878          135,446
Federal National Mortgage Association                                              4,420          268,515
Franklin Resources, Incorporated                                                   1,200           64,800
Golden West Financial Corporation                                                    262           27,854
Green Tree Financial Corporation                                                     587           25,131
H.F. Ahmanson & Company                                                              382           27,122
Hartford Financial Services Group, Incorporated                                      535           61,191

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
FINANCIAL SERVICES - CONTINUED
Household International, Incorporated                                              1,212          $60,297
Lehman Brothers Holdings, Incorporated                                               100            7,756
Merrill Lynch & Company, Incorporated                                              1,343          123,892
Morgan Stanley Dean Witter & Company                                               2,447          223,594
Travelers Group, Incorporated                                                      4,858          294,516
                                                                                               ----------
                                                                                                1,748,042

FOOD & BEVERAGES - 4.59%
Archer-Daniels-Midland Company                                                     2,294           44,446
Bestfoods                                                                          1,218           70,720
Campbell Soup Company                                                              1,917          101,841
ConAgra, Incorporated                                                              1,954           61,917
Corn Products International, Incorporated*                                           102            3,455
General Mills, Incorporated                                                          657           44,922
H.J. Heinz Company                                                                 1,548           86,882
Hershey Foods Corporation                                                            623           42,987
Kellogg Company                                                                    1,678           63,030
PepsiCo, Incorporated                                                              6,259          257,793
Pioneer Hawaii Bred International, Incorporated                                      939           38,851
Quaker Oats Company                                                                  589           32,358
Ralston Purina Company                                                               403           47,075
Sara Lee Corporation                                                               1,967          110,029
Supervalu, Incorporated                                                              271           12,026
Sysco Corporation                                                                  1,392           35,670
The Coca-Cola Company                                                             10,257          876,974
Unilever NV                                                                        2,622          206,974
Vlasic Foods International, Incorporated                                             191            3,844
Whitman Corporation                                                                  289            6,629
Wm. Wrigley Jr. Company                                                              431           42,238
                                                                                               ----------
                                                                                                2,190,661

FOREST PRODUCTS - 0.16%
Georgia-Pacific Corporation                                                          361           21,277
Georgia-Pacific Corporation (Timber Group)                                           261            6,019
Louisiana Pacific Corporation                                                        411            7,501
Weyerhaeuser Company                                                                 866           39,998
                                                                                               ----------
                                                                                                   74,795

GAS & PIPELINE UTILITIES - 0.48%
Coastal Corporation                                                                  402           28,065
Columbia Energy Group                                                                387           21,527
Consolidated Natural Gas Company                                                     371           21,843
Eastern Enterprises                                                                   58            2,487
Enron Corporation                                                                  1,270           68,659
NICOR, Incorporated                                                                  238            9,550
Peoples Energy Corporation                                                           100           $3,862
Sempra Energy                                                                        507           14,063
Sonat, Incorporated                                                                  345           13,326
Williams Companies, Incorporated                                                   1,302           43,942
                                                                                               ----------
                                                                                                  227,324

GOLD - 0.17%
Barrick Gold Corporation                                                           1,561           29,952
Battle Mountain Gold Company                                                         954            5,664
Freeport Mcmoran Copper & Gold, Incorporated, Class B                                768           11,664
Homestake Mining Company                                                             618            6,412
Newmont Mining Corporation                                                           644           15,214
Placer Dome, Incorporated                                                            982           11,539
                                                                                               ----------
                                                                                                   80,445

HOMEBUILDERS - 0.04%
Centex Corporation                                                                   264            9,966
Kaufman & Broad Home Corporation                                                     110            3,493
Pulte Corporation                                                                    120            3,585
                                                                                               ----------
                                                                                                   17,044

HOTELS & RESTAURANTS - 0.67%
Darden Restaurants, Incorporated                                                     635           10,081
Hilton Hotels Corporation                                                          1,011           28,813
Marriott International, Incorporated, Class A                                      1,124           36,389
McDonalds Corporation                                                              2,861          197,409
Mirage Resorts, Incorporated*                                                        419            8,930
Sodexho Marriott Services, Incorporated*                                             140            4,060
Tricon Global Restaurants, Incorporated*                                             600           19,013
Wendys International, Incorporated                                                   574           13,489
                                                                                               ----------
                                                                                                  318,184

HOUSEHOLD APPLIANCES - 0.15%
Maytag Corporation                                                                   379           18,713
Newell Company                                                                       652           32,478
Whirlpool Corporation                                                                312           21,450
                                                                                               ----------
                                                                                                   72,641

HOUSEHOLD PRODUCTS - 2.14%
Black & Decker Corporation                                                           368           22,448
Clorox Company                                                                       394           37,578
Colgate-Palmolive Company                                                          1,241          109,208
Corning, Incorporated                                                                954           33,151
Gillette Company                                                                   4,578          259,515
Procter & Gamble Company                                                           5,551          505,488
Rubbermaid, Incorporated                                                             626           20,775
Snap-On, Incorporated                                                                274            9,933
The Stanley Works                                                                    353           14,672

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
HOUSEHOLD PRODUCTS - CONTINUED
Tupperware Corporation                                                               275           $7,734
                                                                                               ----------
                                                                                                1,020,502

INDUSTRIAL MACHINERY - 0.24%
Briggs & Stratton Corporation                                                         72            2,696
Cincinnati Milacron, Incorporated                                                    214            5,203
Crane Company                                                                        230           11,169
Cummins Engine, Incorporated                                                         109            5,586
Ingersoll-Rand Company                                                               667           29,390
NACCO Industries, Incorporated, Class A                                              23            2,973
Pall Corporation                                                                     561           11,500
Parke-Hannifin Corporation                                                           418           15,936
Thermo Electron Corporation*                                                         628           21,470
Timken Company                                                                       278            8,566
                                                                                               ----------
                                                                                                  114,489

INSURANCE - 3.06%
Aetna, Incorporated                                                                  628           47,806
Allstate Corporation                                                               1,748          160,051
American General Corporation                                                         995           70,832
American International Group, Incorporated                                         2,900          423,400
Aon Corporation                                                                      674           47,348
Chubb Corporation                                                                    695           55,861
CIGNA Corporation                                                                    930           64,170
Cincinnati Financial Corporation                                                     300           11,513
Conseco, Incorporated                                                                727           33,987
Equifax, Incorporated                                                                629           22,841
General Re Corporation                                                               328           83,148
Jefferson-Pilot Corporation                                                          453           26,246
Lincoln National Corporation                                                         393           35,910
Loews Corporation                                                                    428           37,289
Marsh & McLennan Companies, Incorporated                                           1,013           61,193
MBIA, Incorporated                                                                   349           26,131
MGIC Investment Corporation                                                          431           24,594
Progressive Corporation                                                              188           26,508
SAFECO Corporation                                                                   575           26,127
St. Paul Companies, Incorporated                                                     912           38,361
SunAmerica, Incorporated                                                             756           43,423
Torchmark, Incorporated                                                              595           27,221
Transamerica Corporation                                                             285           32,811
UNUM Corporation                                                                     598           33,189
                                                                                               ----------
                                                                                                1,459,960

INTERNATIONAL OIL - 4.16%
Amoco Corporation                                                                  4,004          166,667
Chevron Corporation                                                                2,661          221,029
Exxon Corporation                                                                 10,256          731,381
Mobil Corporation                                                                  3,238          248,112
Royal Dutch Petroleum Company                                                      8,802          482,460
Texaco, Incorporated                                                               2,226         $132,864
                                                                                               ----------
                                                                                                1,982,513

INVESTMENT COMPANIES - 0.95%
SPDR Trust, Series 1                                                               3,990          452,366
                                                                                               ----------

LEISURE TIME - 0.68%
B Corporation                                                                        382            9,454
Harrahs Entertainment, Incorporated*                                                 390            9,068
King World Productions, Incorporated*                                                312            7,956
The Walt Disney Company                                                            2,821          296,381
                                                                                               ----------
                                                                                                  322,859

LIQUOR - 0.38%
Adolph Coors Company, Class B                                                        106            3,604
Anheuser-Busch Companies, Incorporated                                             2,006           94,658
Brown Forman Corporation, Class B                                                    296           19,018
Seagram, Ltd.                                                                      1,555           63,658
                                                                                               ----------
                                                                                                  180,938

MINING - 0.04%
Cyprus Amax Minerals Company                                                         366            4,849
Phelps Dodge Corporation                                                             275           15,727
                                                                                               ----------
                                                                                                   20,576

MOBILE HOMES - 0.01%
Fleetwood Enterprises, Incorporated                                                  102            4,080
                                                                                               ----------
NEWSPAPERS - 0.41%
Dow Jones & Company, Incorporated                                                    372           20,739
Gannett, Incorporated                                                              1,206           85,702
Knight-Ridder, Incorporated                                                          355           19,547
New York Times Company, Class A                                                      372           29,481
Tribune Company                                                                      549           37,778
                                                                                               ----------
                                                                                                  193,247
NON-FERROUS METALS - 0.06%
ASARCO, Incorporated                                                                 221            4,917
Engelhard Corporation                                                                610           12,353
Inco, Ltd.                                                                           674            9,183
                                                                                               ----------
                                                                                                   26,453
OFFICE FURNISHINGS & SUPPLIES - 0.07%
Avery Dennison Corporation                                                           394           21,177
Ikon Office Solutions, Incorporated                                                  577            8,403
Moore Corporation, Ltd.                                                              351            4,651
                                                                                               ----------
                                                                                                   34,231

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
PAPER - 0.87%
Boise Cascade Corporation                                                            247         $  8,089
Champion International Corporation                                                   372           18,298
Fort James Corporation                                                               671           29,859
International Paper Company                                                        1,258           54,094
Kimberly-Clark Corporation                                                         2,289          105,008
Mead Corporation                                                                     398           12,636
Minnesota Mining & Manufacturing Company                                           1,684          138,404
Potlatch Corporation                                                                  82            3,444
Stone Container Corporation*                                                         382            5,969
Union Camp Corporation                                                               297           14,739
Westvaco Corporation                                                                 391           11,046
Willamette Industries, Incorporated                                                  416           13,312
                                                                                                ---------
                                                                                                  414,898

PETROLEUM SERVICES - 0.59%
Baker Hughes, Incorporated                                                           674           23,295
Dresser Industries, Incorporated                                                     700           30,844
Halliburton Company                                                                1,021           45,498
Helmerich & Payne, Incorporated                                                      242            5,385
Mcdermott International, Incorporated                                                257            8,851
Rowan Companies, Incorporated*                                                       345            6,706
Schlumberger, Ltd.                                                                 2,007          137,103
Western Atlas, Incorporated                                                          253           21,473
                                                                                                ---------
                                                                                                  279,155

PHOTOGRAPHY - 0.22%
Eastman Kodak Company                                                              1,332           97,319
Polaroid Corporation                                                                 229            8,144
                                                                                                ---------
                                                                                                  105,463

PLASTICS - 0.14%
Illinois Tool Works, Incorporated                                                  1,010           67,354
                                                                                                ---------

POLLUTION CONTROL - 0.19%
Browning Ferris Industries, Incorporated                                             570           19,808
Laidlaw Environmental Services, Incorporated                                         744            2,697
Waste Management, Incorporated                                                     1,889           66,115
                                                                                                ---------
                                                                                                   88,620

PUBLISHING - 0.64%
American Greetings Corporation, Class A                                              314           15,994
Dun & Bradstreet Corporation                                                         686           24,782
John H. Harland Company                                                               88            1,491
Jostens, Incorporated                                                                111            2,650
McGraw-Hill Companies, Incorporated                                                  383           31,238
Meredith Corporation                                                                 252           11,828
Time Warner, Incorporated                                                          2,292          195,823
Times Mirror Company, Series A                                                       372           23,390
                                                                                                ---------
                                                                                                  307,196

RAILROADS & EQUIPMENT - 0.41%
Burlington Northern Santa Fe Corporation                                             640           62,840
CSX Corporation                                                                      919           41,815
Norfolk Southern Corporation                                                       1,573           46,895
Union Pacific Corporation                                                          1,003           44,257
                                                                                                ---------
                                                                                                  195,807

RETAIL GROCERY - 0.36%
Albertsons, Incorporated                                                           1,007           52,175
American Stores Company                                                            1,175           28,420
Giant Foods, Incorporated, Class A                                                   270           11,627
Kroger Company*                                                                    1,023           43,861
The Great Atlantic & Pacific Tea Company, Incorporated                               109            3,604
Winn-Dixie Stores, Incorporated                                                      624           31,941
                                                                                                ---------
                                                                                                  171,628

RETAIL TRADE - 3.82%
Abercrombie & Fitch Company, Class A                                                  14              616
AutoZone, Incorporated*                                                              630           20,121
Charming Shoppes, Incorporated *                                                     400            1,900
Circuit City Stores, Incorporated                                                    379           17,766
Consolidated Stores Corporation *                                                    100            3,625
Costco Companies, Incorporated*                                                      903           56,945
CVS Corporation                                                                    1,362           53,033
Dayton Hudson Corporation                                                          1,836           89,046
Dillards, Incorporated, Class A                                                      421           17,445
Federated Department Stores, Incorporated*                                           894           48,108
GAP, Incorporated                                                                  1,658          102,174
Home Depot, Incorporated                                                           2,975          247,111
J. C. Penney, Incorporated                                                         1,005           72,674
Kmart Corporation*                                                                 1,982           38,154
Longs Drug Stores Corporation                                                        111            3,205
Lowe's Companies, Incorporated                                                     1,388           56,301
May Department Stores, Incorporated                                                  969           63,470
Mercantile Stores, Incorporated                                                      105            8,288
Nordstrom, Incorporated                                                              323           24,952
Pep Boys-Manny, Moe & Jack                                                           276            5,227
Rite Aid Corporation                                                                 998           37,487
Sears Roebuck & Company                                                            1,615           98,616
The Limited, Incorporated                                                          1,072           35,510
TJX Companies, Incorporated                                                        1,304           31,459
Toys R Us, Incorporated*                                                           1,213           28,581
Venator Group, Incorporated*                                                         583           11,150
Wal-Mart Stores, Incorporated                                                      9,346          567,769

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
RETAIL TRADE - CONTINUED
Walgreen Company                                                                   2,002          $82,708
                                                                                              -----------
                                                                                                1,823,441

SOFTWARE - 2.88%
Adobe Systems, Incorporated                                                          305           12,943
Autodesk, Incorporated                                                               237            9,154
Computer Associates International, Incorporated                                    2,252          125,127
Microsoft Corporation*                                                             9,922        1,075,297
Novell, Incorporated*                                                              1,390           17,722
Oracle Corporation*                                                                4,089          100,436
Parametric Technology Corporation*                                                 1,026           27,830
Shared Medical Systems Corporation                                                    70            5,141
                                                                                              -----------
                                                                                                1,373,650

STEEL - 0.13%
Allegheny Teldyne, Incorporated                                                      701           16,035
Armco, Incorporated*                                                                 405            2,582
Bethleham Steel Corporation*                                                         420            5,224
Inland Steel Industries, Incorporated                                                239            6,737
Nucor Corporation                                                                    350           16,100
USX-United States Steel Group                                                        344           11,352
Worthington Industries, Incorporated                                                 375            5,648
                                                                                              -----------
                                                                                                   63,678

TELECOMMUNICATIONS SERVICES - 0.34%
Ascend Communications, Incorporated*                                                 800           39,650
Northern Telecom, Ltd.                                                             2,184          123,942
                                                                                              -----------
                                                                                                  163,592

TELEPHONE - 5.08%
Airtouch Communications, Incorporated*                                             2,033          118,803
Alltel Corporation                                                                   731           33,992
American Telephone & Telegraph Corporation                                         6,724          384,108
Ameritech Corporation                                                              4,526          203,104
Bell Atlantic Corporation                                                          6,418          292,821
BellSouth Corporation                                                              4,123          276,756
Frontier Corporation                                                                 667           21,011
GTE Corporation                                                                    3,919          217,994
MCI Communications Corporation                                                     2,861          166,296
SBC Communications, Incorporated                                                   7,496          299,840
Sprint Corporation                                                                 1,825          128,663
U. S. West, Incorporated                                                           2,032           95,504
WorldCom, Incorporated*                                                            3,853          186,630
                                                                                              -----------
                                                                                                2,425,522

TIRES & RUBBER - 0.10%
Cooper Tire & Rubber Company                                                         324            6,682
Goodyear Tire & Rubber Company                                                       644           41,498
                                                                                              -----------
                                                                                                   48,180

TOBACCO - 0.87%
Philip Morris Companies, Incorporated                                             10,005          393,947
UST, Incorporated                                                                    723           19,521
                                                                                              -----------
                                                                                                  413,468

TOYS, AMUSEMENTS & SPORTING GOODS - 0.16%
Hasbro, Incorporated                                                                 563           22,133
Mattel, Incorporated                                                               1,228           51,960
                                                                                              -----------
                                                                                                   74,093

TRUCKING & FREIGHT - 0.04%
Navistar International Corporation, Incorporated                                     308            8,894
Ryder Systems, Incorporated                                                          319           10,068
                                                                                              -----------
                                                                                                   18,962

TOTAL COMMON STOCKS
(Cost: $32,547,826)                                                                           $36,813,630
                                                                                              -----------

PREFERRED STOCK - 0.01%
AIR TRAVEL - 0.01%
Sealed Air Corporation, Series A                                                     145            6,090
                                                                                              -----------

TOTAL PREFERRED STOCK
(Cost: $7,816)                                                                                     $6,090
                                                                                              -----------

PRINCIPAL
AMOUNT                                                                                              VALUE
------                                                                                              -----

SHORT TERM INVESTMENTS - 7.80%
    $3,122,824  Navigator Securities Lending Trust, 5.54%                                      $3,122,824
       600,000  United States Treasury Bills,
                4.93% due 07/23/1998 ****                                                         598,192
                                                                                              -----------
                                                                                               $3,721,016

REPURCHASE AGREEMENTS - 15.02%
$7,167,000      Repurchase Agreement with State Street Bank
                & Trust Company dated 06/30/1998 at 5.71%, to
                be repurchased at $7,168,137 on 07/01/1998,
                collateralized by $5,265,000 U.S. Treasury Bonds,
                8.875% due 08/15/2017 (valued at $7,311,769,
                including interest)                                                            $7,167,000
                                                                                              -----------

TOTAL INVESTMENTS   (Equity Index Trust)  (Cost: $43,443,659)                                 $47,707,736
                                                                                              ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

BLUE CHIP GROWTH TRUST

                                                                                  SHARES            VALUE
                                                                                  ------            -----
COMMON STOCKS - 86.51%
AEROSPACE - 1.29%
AlliedSignal, Incorporated                                                       282,200      $12,522,625
Boeing Company                                                                     2,700          120,319
                                                                                             ------------
                                                                                               12,642,944

AIR TRAVEL - 0.54%
Galileo International, Incorporated                                              117,700        5,303,856
                                                                                             ------------

APPAREL & TEXTILES - 0.93%
Unifi, Incorporated                                                               65,800        2,253,650
Warnaco Group, Incorporated, Class A                                             160,700        6,819,706
                                                                                             ------------
                                                                                                9,073,356

AUTO PARTS - 1.48%
Danaher Corporation                                                              303,000       11,116,312
Federal-Mogul Corporation                                                         50,600        3,415,500
                                                                                             ------------
                                                                                               14,531,812

BANKING - 8.58%
Banc One Corporation                                                             145,200        8,103,975
BankBoston Corporation                                                           127,700        7,103,312
Citicorp                                                                          55,800        8,328,150
First Union Corporation                                                          122,000        7,106,500
Mellon Bank Corporation                                                          122,400        8,522,100
National City Corporation                                                         29,300        2,080,300
NationsBank Corporation                                                          127,800        9,776,700
Norwest Corporation                                                              236,200        8,827,975
The Chase Manhattan Corporation                                                  111,600        8,425,800
U.S. Bancorp                                                                     172,400        7,413,200
Washington Mutual, Incorporated                                                   66,450        2,886,422
Wells Fargo & Company                                                             14,600        5,387,400
                                                                                             ------------
                                                                                               83,961,834

BROADCASTING - 0.90%
CBS Corporation                                                                  164,500        5,222,875
MediaOne Group, Incorporated                                                      81,700        3,589,694
                                                                                             ------------
                                                                                                8,812,569

BUSINESS SERVICES - 4.67%
America Online, Incorporated                                                      28,200        2,989,200
Automatic Data Processing, Incorporated                                           90,100        6,566,037
First Data Corporation                                                           196,700        6,552,569
H & R Block, Incorporated                                                        112,600        4,743,275
Nokia Corporaton, ADR                                                             81,800        5,935,612
OmniCom Group, Incorporated                                                      121,000        6,034,875
R.R. Donnelley & Sons Company                                                     29,300        1,340,475
Service Corporation International                                                132,100        5,663,788
SunGuard Data Systems, Incorporated                                               98,400        3,776,100
Valassis Communications, Incorporated                                             54,900        2,117,081
                                                                                             ------------
                                                                                               45,719,012

CHEMICALS - 1.39%
E.I. Du Pont De Nemours & Company                                                 44,800        3,343,200
Great Lakes Chemical Corporation                                                  95,600        3,770,225
Hercules, Incorporated                                                            43,900        1,805,388
Sterling Commerce, Incorporated                                                   95,700        4,641,450
                                                                                             ------------
                                                                                               13,560,263

COMPUTERS & BUSINESS EQUIPMENT - 2.93%
Ceridian Corporation                                                              25,000        1,468,750
Cisco Systems, Incorporated                                                       87,850        8,087,691
Compaq Computer Corporation                                                       80,900        2,295,537
Dell Computer Corporation                                                         34,500        3,202,031
EMC Corporation                                                                   93,500        4,189,969
Hewlett-Packard Company                                                           73,100        4,376,862
International Business Machines Corporation                                       24,800        2,847,350
Sun Microsystems, Incorporated                                                    35,700        1,550,719
Xerox Corporation                                                                  6,600          670,725
                                                                                             ------------
                                                                                               28,689,634

CONGLOMERATES - 2.28%
Cendant Corporation                                                              169,700        3,542,488
Raytheon Company, Class B                                                        101,300        5,989,362
Tyco International, Ltd.                                                         202,532       12,759,516
                                                                                             ------------
                                                                                               22,291,366

CONSTRUCTION MATERIALS - 0.74%
Masco Corporation                                                                119,600        7,235,800
                                                                                             ------------

CONTAINERS & GLASS - 0.09%
Crown Cork & Seal, Incorporated                                                   18,500          878,750
                                                                                             ------------

DOMESTIC OIL - 0.441%
Atlantic Richfield Company                                                        26,600        2,078,125
USX-Marathon Group                                                                66,300        2,274,919
                                                                                             ------------
                                                                                                4,353,044

DRUGS & HEALTH CARE - 12.93%
Abbott Laboratories                                                               76,600        3,131,025
American Home Products Corporation                                               159,100        8,233,425
Arterial Vascular Engineering, Incorporated                                       49,800        1,780,350
Biogen Incorporated                                                               86,800        4,253,200
Bristol-Myers Squibb Company                                                     122,600       14,091,337
Eli Lilly & Company                                                               50,000        3,303,125
Fred Meyer, Incorporated                                                         145,600        6,188,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
DRUGS & HEALTH CARE - CONTINUED
General Nutrition Companies,  Incorporated                                       120,600       $3,753,675
Guidant Corporation                                                               39,600        2,823,975
HEALTHSOUTH Corporation                                                          257,700        6,877,369
Johnson & Johnson                                                                 87,500        6,453,125
Medtronic, Incorporated                                                           40,500        2,581,875
Merck & Company, Incorporated                                                     86,700       11,596,125
Pfizer, Incorporated                                                             103,100       11,205,681
R.P. Scherer Corporation                                                             700           62,038
Schering-Plough Corporation                                                       81,100        7,430,787
Steris Corporation                                                                28,200        1,793,344
Tenet Healthcare Corporation                                                      89,800        2,806,250
United Healthcare Corporation                                                    129,300        8,210,550
United States Surgical Corporation                                               171,200        7,811,000
Warner-Lambert Company                                                           176,400       12,237,750
                                                                                             ------------
                                                                                              126,624,006

ELECTRICAL EQUIPMENT - 1.34%
Cooper Industries, Incorporated                                                   18,500        1,016,344
General Electric Company                                                         110,400       10,046,400
Rentokil Initial                                                                 287,000        2,065,369
                                                                                             ------------
                                                                                               13,128,113

ELECTRONICS - 2.97%
Boston Scientific Corporation                                                     17,200        1,231,950
Honeywell, Incorporated                                                           39,800        3,325,787
Intel Corporation                                                                 78,400        5,811,400
Linear Technology Corporation                                                     54,700        3,299,094
Lucent Technologies, Incorporated                                                  6,600          549,038
Maxim Integrated Products, Incorporated                                           95,900        3,038,831
Teleflex, Incorporated                                                           123,800        4,704,400
Tellabs, Incorporated                                                             93,900        6,725,587
Texas Instruments, Incorporated                                                    6,700          390,694
                                                                                             ------------
                                                                                               29,076,781

FINANCIAL SERVICES - 7.39%
American Express Company                                                          83,700        9,541,800
Association First Capital Corporation, Class A                                    32,000        2,460,000
Capital One Financial Corporation                                                 43,600        5,414,575
Fairfax Financial Holdings, Ltd.                                                   4,100        1,599,266
Federal Home Loan Mortgage Corporation                                           277,100       13,041,019
Federal National Mortgage Association                                            157,900        9,592,425
Hartford Financial Services Group, Incorporated                                    6,600          754,875
Household International, Incorporated                                            113,400        5,641,650
Morgan Stanley Dean Witter & Company                                              49,900        4,559,613
SLM Holding Corporation                                                          110,100        5,394,900
Travelers Group, Incorporated                                                    236,100       14,313,562
                                                                                             ------------
                                                                                               72,313,685

FOOD & BEVERAGES - 3.19%
Dean Foods Company                                                                30,000        1,648,125
H.J. Heinz Company                                                                65,000        3,648,125
Hershey Foods Corporation                                                         44,000        3,036,000
Interstate Bakeries Corporation                                                   18,500          613,969
PepsiCo, Incorporated                                                            153,900        6,338,756
Ralston Purina Company                                                            31,400        3,667,912
Sara Lee Corporation                                                             109,100        6,102,781
Unilever NV                                                                       34,400        2,715,450
United States Foodservice                                                         98,347        3,448,292
                                                                                             ------------
                                                                                               31,219,410

GAS & PIPELINE UTILITIES - 0.28%
Cooper Cameron Corporation                                                        53,200        2,713,200
                                                                                             ------------

GOLD - 0.22%
Newmont Mining Corporation                                                        90,500        2,138,063
                                                                                             ------------

HOTELS & RESTAURANTS - 0.92%
Hilton Hotels Corporation                                                        148,900        4,243,650
McDonalds Corporation                                                             69,100        4,767,900
                                                                                             ------------
                                                                                                9,011,550

HOUSEHOLD APPLIANCES - 0.45%
Newell Company                                                                    88,600        4,413,388
                                                                                             ------------

HOUSEHOLD PRODUCTS - 1.47%
Colgate-Palmolive Company                                                         68,700        6,045,600
Gillette Company                                                                  54,000        3,061,125
Procter & Gamble Company                                                          42,600        3,879,262
The Stanley Works                                                                 34,200        1,421,438
                                                                                             ------------
                                                                                               14,407,425

INDUSTRIAL MACHINERY - 0.20%
SPX Corporation                                                                   30,400        1,957,000
                                                                                             ------------

INSURANCE - 3.48%
ACE, Ltd.                                                                        233,200        9,094,800
Allstate Corporation                                                               6,600          604,313
American International Group, Incorporated                                         8,250        1,204,500
Equifax, Incorporated                                                             71,300        2,589,081
EXEL, Ltd.                                                                        80,400        6,256,125
Mid Ocean, Ltd.                                                                   57,800        4,537,300
Travelers Property Casualty Corporation, Class A                                 128,300        5,500,862

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
INSURANCE - CONTINUED
UNUM Corporation                                                                  76,600       $4,251,300
                                                                                            -------------
                                                                                               34,038,281

INTERNATIONAL OIL - 1.56%
Chevron Corporation                                                               26,900        2,234,381
Mobil Corporation                                                                106,400        8,152,900
The British Petroleum Company PLC, ADR                                            55,800        4,924,350
                                                                                            -------------
                                                                                               15,311,631

LEISURE TIME - 1.55%
Carnival Corporation, Class A                                                    207,800        8,234,075
The Walt Disney Company                                                           66,000        6,934,125
                                                                                            -------------
                                                                                               15,168,200

NEWSPAPERS - 0.91%
Tribune Company                                                                  129,100        8,883,694
                                                                                            -------------

PAPER - 0.90%
Fort James Corporation                                                            84,700        3,769,150
Kimberly-Clark Corporation                                                       109,200        5,009,550
                                                                                            -------------
                                                                                                8,778,700

PETROLEUM SERVICES - 0.83%
Camco International Incorporated                                                  47,600        3,706,850
Halliburton Company                                                               98,100        4,371,581
                                                                                            -------------
                                                                                                8,078,431

POLLUTION CONTROL - 0.97%
USA Waste Services, Incorporated                                                 192,200        9,489,875
                                                                                            -------------

PUBLISHING - 0.80%
Time Warner, Incorporated                                                         92,100        7,868,794
                                                                                            -------------

RAILROADS & EQUIPMENT - 0.83%
Burlington Northern Santa Fe Corporation                                          35,200        3,456,200
Norfolk Southern Corporation                                                     157,600        4,698,450
                                                                                            -------------
                                                                                                8,154,650

REAL ESTATE - 1.21%
Crescent Real Estate Equities                                                    124,700        4,193,038
Starwood Hotels & Resorts Trust SBI                                              157,800        7,623,712
                                                                                            -------------
                                                                                               11,816,750

RETAIL GROCERY - 1.13%
Safeway, Incorporated                                                            271,600       11,050,725
                                                                                            -------------

RETAIL TRADE - 4.09%
CVS Corporation                                                                  234,666        9,137,307
Dayton Hudson Corporation                                                         61,500        2,982,750
Federated Department Stores, Incorporated *                                       55,200        2,970,450
Home Depot, Incorporated                                                          70,350        5,843,447
Kohls Corporation                                                                 70,000        3,631,250
Neiman Marcus Group, Incorporated                                                 79,800        3,466,313
Rite Aid Corporation                                                             117,300        4,406,081
Wal-Mart Stores, Incorporated                                                    124,500        7,563,375
                                                                                            -------------
                                                                                               40,000,973

SOFTWARE - 4.45%
Adobe Systems, Incorporated                                                       59,000        2,503,813
BMC Software, Incorporated *                                                     185,200        9,618,825
Cadence Design Systems, Incorporated                                              75,800        2,368,750
Microsoft Corporation                                                            122,100       13,232,587
Networks Associates, Incorporated                                                116,700        5,587,012
Oracle Corporation                                                               156,200        3,836,663
Parametric Technology Corporation                                                235,000        6,374,375
                                                                                            -------------
                                                                                               43,522,025

TELEPHONE - 4.38%
Airtouch Communications, Incorporated                                             82,200        4,803,563
Alltel Corporation                                                                81,900        3,808,350
American Telephone & Telegraph Corporation                                        87,900        5,021,287
MCI Communications Corporation                                                   127,900        7,434,187
SBC Communications, Incorporated                                                 206,900        8,276,000
Telecomunicacoes Brasileiras, ADR                                                 17,200        1,878,025
Vodafone Group PLC, ADR                                                           10,600        1,336,263
WorldCom, Incorporated                                                           212,800       10,307,500
                                                                                            -------------
                                                                                               42,865,175

TOBACCO - 0.87%
Philip Morris Companies, Incorporated                                            217,500        8,564,063
                                                                                            -------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.95%
Hasbro, Incorporated                                                             149,700        5,885,081
Mattel, Incorporated                                                              79,800        3,376,538
                                                                                            -------------
                                                                                                9,261,619

TOTAL COMMON STOCKS
(Cost: $607,391,236)                                                                         $846,910,447
                                                                                            -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------



PRINCIPAL
 AMOUNT                                                                                             VALUE
---------                                                                                           -----
SHORT TERM INVESTMENTS - 13.46%
    $2,100,000 Aluminum Company of  America,
               5.55% due 07/28/1998                                                            $2,091,259
    12,800,000 Associates Finance
               Services Company, 5.53% due 08/20/1998                                          12,701,689
     2,655,000 Finova Capital Corporation,
               5.54% due 07/07/1998                                                             2,652,548
     4,700,000 H.J. Heinz Company,
               5.52% due 07/27/1998                                                             4,681,263
     2,000,000 Kellogg Company
               5.52% due 07/28/1998                                                             1,991,720
    79,909,800 Navigator Securities Lending Trust, 5.54%                                       79,909,800
     4,885,000 Nordstrom Credit Incorporated, 5.57% due 07/14/1998                              4,875,174
    23,000,000 Preferred Receivables Funding Corporation, 5.58% due 07/28/1998                 22,903,745
                                                                                             ------------
                                                                                             $131,807,198

REPURCHASE AGREEMENTS - 0.03%
      $305,000 Repurchase Agreement with State Street
               Bank & Trust Company dated 06/30/1998 at
               5.00%, to be repurchased on 07/01/1999 at
               $305,042, collateralized by $225,000 U.S.
               Treasury Bonds, 9.125% due 07/31/1998
               (valued at $358,116, including interest)                                          $305,000
                                                                                             ------------

TOTAL INVESTMENTS   (Blue Chip Growth Trust)  (Cost: $739,503,433)                           $979,022,645
                                                                                             ============



REAL ESTATE SECURITIES TRUST

                                                                                  SHARES            VALUE
                                                                                  ------            -----
COMMON STOCKS - 85.13%
REAL ESTATE - 85.13%
Apartment Investment & Management Company, Class A                               134,300       $5,304,850
Arden Realty, Incorporated                                                        69,350        1,794,431
Avalon Bay Communities, Incorporated                                              90,627        3,443,826
Bedford Property Investments, Incorporated                                       130,600        2,383,450
Boston Properties, Incorporated                                                   67,800        2,339,100
Brandywine Realty Trust SBI                                                      120,200        2,689,475
BRE Properties, Incorporated                                                      42,700        1,112,869
Burnham Pacific Properties, Incorporated                                         146,100        2,072,794
Camden Property Trust                                                            148,600        4,420,850
CapStar Hotel Company                                                             66,600        1,864,800
CarrAmerica Realty Corporation                                                    70,300        1,994,762
CBL & Associates Properties, Incorporated                                        154,700        3,751,475
CCA Prison Realty Trust                                                           51,000        1,561,875
CenterPoint Properties Trust                                                      23,987          793,070
Chateau Communities, Incorporated                                                 26,570          763,888
Chelsea GCA Realty, Incorporated                                                  60,500        2,420,000
Colonial Properties Trust SBI                                                    129,250        4,006,750
Cornerstone Properties, Incorporated                                             106,000        1,868,250
Cousins Properties, Incorporated                                                  38,050        1,136,744
Crescent Real Estate Equities                                                    215,770        7,255,266
Developers Diversified Realty                                                     52,000        2,037,750
Duke Realty Investments, Incorporated                                             84,500        1,996,312
Equity Office Properties Trust                                                   296,780        8,421,132
Equity Residential Properties Trust SBI                                          108,912        5,166,513
Essex Property Trust                                                              23,550          730,050
Excel Realty Trust, Incorporated                                                  26,200          754,888
Federal Realty Investment Trust SBI                                               43,100        1,037,094
FelCor Suite Hotels, Incorporated                                                126,600        3,972,075
First Industrial Realty Trust, Incorporated                                       43,000        1,367,937
Franchise Finance Corporation of America                                          51,800        1,343,563
Gables Residential Trust SBI                                                      23,300          632,013
General Growth Properties, Incorporated                                           83,800        3,132,025
Glenborough Realty Trust, Incorporated                                           137,100        3,616,012
Glimcher Realty Trust                                                             98,700        1,918,481
Highwoods Properties, Incorporated                                               156,300        5,050,444
Hospitality Properties Trust SBI                                                  44,100        1,416,712
IRT Property Company                                                             111,100        1,222,100
Irvine Apartment Communities, Incorporated                                        25,700          743,694
JDN Realty Corporation                                                            24,700          787,313
Kilroy Realty Corporation                                                         28,600          715,000
Liberty Property Trust SBI                                                       164,000        4,192,250
Macerich Company, REIT                                                            27,300          800,231
Mack-California Realty Corporation                                                74,000        2,543,750
Manufactured Home Communities, Incorporated                                       28,100          677,913
Merry Land & Investment Company                                                   46,100          970,981
Mid-America Apartment Communities, Incorporated                                   86,800        2,283,925

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
REAL ESTATE - CONTINUED
Mills Corporation                                                                 26,200         $628,800
New Plan Realty Trust SBI                                                         71,100        1,741,950
Patriot American Hospitality, Incorporated                                       128,871        3,084,850
Post Properties, Incorporated                                                     41,091        1,582,003
Prentiss Properties Trust SBI                                                     39,100          950,619
Public Storage, Incorporated                                                     133,850        3,747,800
Reckson Associates Realty Corporation                                             42,700        1,008,788
Regency Realty Corporation                                                        29,700          746,213
Rouse Company                                                                     73,700        2,316,944
Security Capital Atlantic, Incorporated                                           43,200          963,900
Security Capital Group, Incorporated, Class B                                    130,600        3,477,225
Security Capital Industrial Trust SBI                                            130,200        3,255,000
Security Capital Pacific Trust SBI                                               110,950        2,496,375
Shurgard Storage Centers, Incorporated, Class A                                   38,400        1,065,600
Simon DeBartolo Group, Incorporated                                              121,160        3,937,700
Spieker Properties, Incorporated                                                  68,400        2,650,500
Starwood Hotels & Resorts Trust SBI                                              178,460        8,621,849
Storage USA, Incorporated                                                         33,700        1,179,500
Sun Communities, Incorporated                                                    104,500        3,461,562
Taubman Centers, Incorporated, REIT*                                              58,200          829,350
TriNet Corporate Realty Trust, Incorporated*                                     129,450        4,401,300
United Dominion Realty Trust, Incorporated                                       105,829        1,468,377
Urban Shopping Centers, Incorporated                                              22,700          715,050
Vornado Realty Trust                                                              86,450        3,430,984
Walden Residential Properties, Incorporated                                       87,100        2,133,950
Weeks Corporation                                                                 18,500          585,063
Weingarten Realty Investors SBI                                                   31,950        1,335,909
Westfield America, Incorporated                                                   78,900        1,449,787
                                                                                             ------------

TOTAL COMMON STOCKS
(Cost: $178,442,255)                                                                         $173,775,631
                                                                                             ------------

WARRANTS - 1.03%
REAL ESTATE - 1.03%
Kimco Realty Corporation,
(Expiration date 10/08/1998;
  strike price $39.438)                                                           51,400        2,107,400
                                                                                             ------------

TOTAL WARRANTS
(Cost: $1,710,422)                                                                             $2,107,400
                                                                                             ------------

PRINCIPAL
 AMOUNT                                                                                             VALUE
 ------                                                                                             -----

SHORT TERM INVESTMENTS - 13.52%
$27,603,151  Navigator Securities Lending Trust, 5.54%                                        $27,603,151
                                                                                             ------------

REPURCHASE AGREEMENTS - 0.32%
$646,000     Repurchase Agreement with State Street Bank
             & Trust Company dated 06/30/1998 at 5.71%,
             to be repurchase at $646,102 on 07/01/1998,
             collateralized by $680,000 U.S. Treasury Bills,
             zero coupon due 12/24/1998 (valued at $662,993,
             including interest)                                                                 $646,000
                                                                                             ------------

TOTAL INVESTMENTS   (Real Estate
Securities Trust)  (Cost: $208,401,828)                                                      $204,132,182
                                                                                             ============

VALUE TRUST
                                                                                  SHARES            VALUE
                                                                                  ------            -----

COMMON STOCKS - 82.80%
AEROSPACE - 0.91%
TRW, Incorporated                                                                 40,400       $2,206,850
                                                                                             ------------

AIR TRAVEL - 1.86%
AMR Corporation                                                                   23,300        1,939,725
Delta Air Lines, Incorporated                                                     19,900        2,572,075
                                                                                             ------------
                                                                                                4,511,800

APPAREL & TEXTILES - 2.74%
Russell Corporation                                                               47,700        1,439,944
Springs Industries, Incorporated                                                  36,500        1,683,562
V. F. Corporation                                                                 68,400        3,522,600
                                                                                             ------------
                                                                                                6,646,106

AUTO PARTS - 1.41%
Dana Corporation                                                                  42,600        2,279,100
Eaton Corporation                                                                 14,700        1,142,925
                                                                                             ------------
                                                                                                3,422,025

AUTOMOBILES - 5.49%
Ford Motor Company                                                               117,700        6,944,300
General Motors Corporation                                                        95,100        6,353,869
                                                                                             ------------
                                                                                               13,298,169

BANKING - 9.14%
Banc One Corporation                                                              41,900        2,338,544
Citicorp                                                                          18,200        2,716,350
Crestar Financial Corporation                                                     10,700          583,819
First Union Corporation                                                           84,520        4,923,290

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
BANKING - CONTINUED
NationsBank Corporation                                                           22,500       $1,721,250
Republic New York Corporation                                                     35,000        2,202,812
The Chase Manhattan Corporation                                                   82,300        6,213,650
Washington Mutual, Incorporated                                                   32,700        1,420,406
                                                                                             ------------
                                                                                               22,120,121

BUSINESS SERVICES - 0.61%
Olsten Corporation                                                               132,200        1,478,988
                                                                                             ------------

CHEMICALS - 6.07%
Air Products & Chemicals, Incorporated                                            33,500        1,340,000
Dow Chemical Company                                                              22,100        2,136,794
E.I. Du Pont De Nemours & Company                                                 30,100        2,246,212
FMC Corporation                                                                   23,400        1,595,588
Great Lakes Chemical Corporation                                                  54,600        2,153,288
IMC Global, Incorporated                                                          55,200        1,662,900
Lubrizol Corporation                                                              33,700        1,019,425
Octel Corporation                                                                  5,025           99,872
Rohm & Haas Company                                                               23,400        2,432,137
                                                                                             ------------
                                                                                               14,686,216

COMPUTERS & BUSINESS EQUIPMENT - 3.41%
International Business Machines Corporation                                       58,100        6,670,606
Stratus Computer, Incorporated                                                    62,400        1,579,500
                                                                                             ------------
                                                                                                8,250,106

CONGLOMERATES - 2.37%
Aeroquip-Vickers, Incorporated                                                    79,400        4,634,975
Raytheon Company, Class A                                                             22            1,268
W. R. Grace & Company                                                             64,500        1,100,531
                                                                                             ------------
                                                                                                5,736,774

CONSTRUCTION MATERIALS - 1.23%
Owens-Corning                                                                     73,200        2,987,475
                                                                                             ------------

CONSTRUCTION & MINING EQUIPMENT - 1.68%
Caterpillar, Incorporated                                                         28,600        1,512,225
Harnischfeger Industries, Incorporated                                            90,400        2,559,450
                                                                                             ------------
                                                                                                4,071,675

DOMESTIC OIL - 2.62%
Atlantic Richfield Company                                                        30,100        2,351,563
Phillips Petroleum Company                                                        46,300        2,231,081
Ultramar Diamond Shamrock                                                         56,000        1,767,500
                                                                                             ------------
                                                                                                6,350,144

DRUGS & HEALTH CARE - 4.53%
Beckman Coulter, Incorporated                                                     62,600        3,646,450
Columbia/HCA Healthcare Corporation                                               84,300       $2,455,237
Foundation Health System, Incorporated                                            95,940        2,530,417
Mallinckrodt, Incorporated                                                        24,400          724,375
Maxicare Health Plans, Incorporated                                               45,400          306,450
Tenet Healthcare Corporation                                                      37,900        1,184,375
Vencor, Incorporated                                                              15,300          110,925
                                                                                             ------------
                                                                                               10,958,229

ELECTRICAL EQUIPMENT - 0.52%
Arrow Electronics, Incorporated                                                   57,500        1,250,625
                                                                                             ------------

ELECTRIC UTILITIES - 2.52%
CINergy Corporation                                                               24,700          864,500
DTE Energy Company                                                                40,000        1,615,000
Duke Energy Company                                                               20,439        1,211,011
Entergy Corporation                                                               41,500        1,193,125
GPU, Incorporated                                                                 32,000        1,210,000
                                                                                             ------------
                                                                                                6,093,636

ELECTRONICS - 2.46%
Avnet, Incorporated                                                               32,500        1,777,344
Electronic Data Systems Corporation                                               45,100        1,804,000
TekTronix, Incorporated                                                           67,300        2,380,737
                                                                                             ------------
                                                                                                5,962,081

FINANCIAL SERVICES - 4.69%
Association First Capital Corporation, Class A                                        28            2,153
Case Corporation                                                                 119,600        5,770,700
Hartford Financial Services Group, Incorporated                                   26,100        2,985,187
ReliaStar Financial Corporation                                                   54,000        2,592,000
                                                                                             ------------
                                                                                               11,350,040

FOOD & BEVERAGES - 1.40%
IBP, Incorporated                                                                 58,800        1,065,750
Universal Foods Corporation                                                      104,200        2,311,937
                                                                                             ------------
                                                                                                3,377,687

HOUSEHOLD PRODUCTS - 0.52%
Tupperware Corporation                                                            45,000        1,265,625
                                                                                             ------------

INDUSTRIAL MACHINERY - 4.02%
Cummins Engine, Incorporated                                                      76,700        3,930,875
Kennametal, Incorporated                                                          48,700        2,033,225
Parke-Hannifin Corporation                                                        45,150        1,721,344
Tecumseh Products Company, Class A                                                39,000        2,059,687
                                                                                             ------------
                                                                                                9,745,131

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
INSURANCE - 7.04%
Allstate Corporation                                                              33,800       $3,094,812
American General Corporation                                                      34,500        2,455,969
CIGNA Corporation                                                                 52,200        3,601,800
Everest Reinsurance Holdings                                                      59,000        2,267,812
Loews Corporation                                                                 15,500        1,350,438
Old Republic International Corporation                                            80,550        2,361,122
Transatlantic Holdings, Incorporated                                              24,700        1,909,619
                                                                                            -------------
                                                                                               17,041,572

INTERNATIONAL OIL - 2.06%
Amoco Corporation                                                                    900           37,463
The British Petroleum Company PLC, ADR                                            29,800        2,629,850
YPF Sociedad Anonima, ADR                                                         77,300        2,323,831
                                                                                            -------------
                                                                                                4,991,144

OFFICE FURNISHINGS & SUPPLIES - 0.36%
Standard Register                                                                 24,700          873,763
                                                                                            -------------

PAPER - 0.37%
Westvaco Corporation                                                              31,500          889,875
                                                                                            -------------

PETROLEUM SERVICES - 0.50%
Nabors Industries, Incorporated                                                   61,200        1,212,525
                                                                                            -------------

RAILROADS & EQUIPMENT - 0.80%
Burlington Northern Santa Fe Corporation                                           4,300          422,206
CSX Corporation                                                                   33,100        1,506,050
                                                                                            -------------
                                                                                                1,928,256

REAL ESTATE - 0.08%
Ventas, Incorporated                                                              13,200          182,325
                                                                                            -------------

RETAIL TRADE - 5.08%
Dillards, Incorporated, Class A                                                   69,600        2,884,050
Federated Department Stores, Incorporated *                                       37,400        2,012,587
Sears Roebuck & Company                                                           44,600        2,723,387
Toys R Us, Incorporated *                                                        128,300        3,023,069
Venator Group, Incorporated                                                       86,300        1,650,488
                                                                                            -------------
                                                                                               12,293,581

STEEL - 0.74%
Inland Steel Industries, Incorporated                                             63,800        1,798,363
                                                                                            -------------

TELEPHONE - 0.81%
Bell Atlantic Corporation                                                         42,800        1,952,750
                                                                                            -------------

Tires & Rubber - 1.92%
Goodyear Tire &  Rubber Company                                                   72,100       $4,645,944
                                                                                            -------------

TOBACCO - 2.85%
Philip Morris Companies, Incorporated                                            107,100        4,217,062
RJR Nabisco Holdings Corporation                                                 113,400        2,693,250
                                                                                            -------------
                                                                                                6,910,312

TOTAL COMMON STOCKS
(Cost: $194,271,948)                                                                         $200,489,913
                                                                                            -------------

PRINCIPAL
 AMOUNT                                                                                             VALUE
 ------                                                                                             -----
SHORT TERM INVESTMENTS - 4.61%
$11,154,359  Navigator Securities Lending Trust, 5.54%                                        $11,154,359
                                                                                            -------------

REPURCHASE AGREEMENTS - 12.59%
$30,499,000  Repurchase Agreement with State Street Bank
             & Trust Company dated 06/30/1998 at 5.00%,
             to be repurchaseed at $30,503,236 on 07/01/1998,
             collateralized by $21,660,000 U.S. Treasury Bonds,
             12.75% due 11/15/2010 (valued at $31,112,554,
             including interest                                                               $30,499,000
                                                                                            -------------

TOTAL INVESTMENTS   (Value Trust)  (Cost: $235,925,306)                                      $242,143,272
                                                                                            =============

INTERNATIONAL GROWTH & INCOME TRUST

                                                                                  SHARES            VALUE
                                                                                  ------            -----
COMMON STOCKS - 81.71%
Aerospace - 0.72%
Lucas Varity PLC, ADS                                                            491,300       $1,952,370
                                                                                            -------------

AGRICULTURAL MACHINERY - 0.79%
Kvaerner ASA, Series A                                                            36,600        1,241,568
Kvaerner ASA, Series B                                                            29,200          902,916
                                                                                            -------------
                                                                                                2,144,484

AIR TRAVEL - 0.07%
Deutsche Lufthansa AG                                                              7,500          189,013
                                                                                            -------------

APPAREL & TEXTILES - 1.61%
Adidas-Salomon AG                                                                 12,300        2,144,972
Christian Dior SA                                                                 17,500        2,202,805
                                                                                            -------------
                                                                                                4,347,777

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
AUTO PARTS - 1.32%
Autoliv, Incorporated, ADR                                                       111,492       $3,564,501
                                                                                              -----------

AUTOMOBILES - 1.51%
Honda Motor Company                                                               45,000        1,607,724
Peugeot Sa                                                                         7,900        1,698,728
Tata Engineering & Locomotive Company, Ltd., GDR                                   2,300            9,037
Volkswagen AG                                                                        800          773,185
                                                                                              -----------
                                                                                                4,088,674

BANKING - 13.79%
Banco Totta & Acores, SA                                                          46,090        1,397,930
Banque Paribas                                                                    31,510        3,372,144
Dao Heng Bank Group, Ltd.                                                      1,103,000        1,565,953
Deutsche Bank AG                                                                  38,300        3,240,777
Dresdner Bank AG                                                                  66,800        3,611,412
Grupo Financiero Banamex Accival SA, Series B                                  1,086,000        2,115,074
Housing & Commercial Bank, Korea, GDR*                                            28,801           92,163
Lloyds TSB Group PLC                                                             218,700        3,061,895
Sanwa Bank                                                                        29,000          260,281
Societe Generale                                                                  18,460        3,838,136
The Bank of Fukuoka, Ltd.                                                        455,000        1,711,145
The Mitsui Trust & Banking Company, Ltd.*                                        478,000        1,130,440
Unibanco Uniao De Barncos Bras, GDR*                                              81,100        2,392,450
Union Bank of Switzerland/ Schweizerische Bankgesellschaft                        17,050        6,350,261
Westpac Banking Corporation, Ltd.                                                302,600        1,850,213
Yapi ve Kredi Bankasi A.S.                                                    20,369,249          358,243
Z Laenderbank Bank Austria AG                                                     10,700          869,494
                                                                                              -----------
                                                                                               37,218,011

BROADCASTING - 0.31%
Central European Media Enterprises, Ltd., Class A*                                38,100          823,912
                                                                                              -----------

BUILDING MATERIALS & CONSTRUCTION - 0.96%
ACS, Actividades de Construccion y Servicios SA*                                  46,000        1,381,350
Cie de Saint Gobain                                                                6,500        1,205,237
                                                                                              -----------
                                                                                                2,586,587

BUSINESS SERVICES - 3.49%
Eaux (Cie Generale Des)                                                           25,369        5,417,301
Vedior*                                                                           34,637          979,761
Wessex Water PLC                                                                 396,900        3,021,930
                                                                                              -----------
                                                                                                9,418,992

CHEMICALS - 3.72%
Air Liquide                                                                       10,350     $  1,711,960
Bayer AG                                                                          27,400        1,419,036
Fauji Fertilizer Company, Ltd.*                                                  416,600          451,795
Rhodia SA*                                                                       128,401        3,580,794
Sekisui Chemical Company, Ltd.                                                   276,000        1,417,227
SGL Carbon AG                                                                     12,500        1,456,930
                                                                                              -----------
                                                                                               10,037,742

COMPUTERS & BUSINESS EQUIPMENT - 0.79%
Fujitsu, Ltd.                                                                    201,000        2,122,369
                                                                                              -----------

CONGLOMERATES - 0.68%
ABSA Group, Ltd.                                                                 134,300          837,960
First Phil Holdings                                                              701,000          470,695
Hutchison Whampoa, Ltd.                                                          100,000          527,878
                                                                                              -----------
                                                                                                1,836,533

CONSTRUCTION MATERIALS - 0.92%
Pioneer International, Ltd.                                                      384,000          917,717
Tostem Corporation                                                               120,000        1,560,425
                                                                                              -----------
                                                                                                2,478,142

CRUDE PETROLEUM & NATURAL GAS - 1.24%
Elf Aquitaine SA                                                                  23,753        3,339,572
                                                                                              -----------

DRUGS & HEALTH CARE - 7.31%
Incentive AB, Series A                                                            68,500        1,245,299
Orion Yhtyma Oy, Series A                                                          2,000           60,937
Ranbaxy Laboratories, Ltd., GDR                                                   24,400          374,540
Roche Holdings AG                                                                    304        2,990,213
Sanofi Company SA                                                                 16,080        1,891,076
Schering AG                                                                       22,480        2,648,812
Smith & Nephew PLC                                                               751,000        1,877,782
SmithKline Beecham PLC                                                           199,500        2,436,664
Takeda Chemical Industries, Ltd.                                                  65,000        1,734,650
Yamanouchi Pharmaceutical Company, Ltd.                                           96,000        2,006,509
Zeneca Group PLC                                                                  57,500        2,469,319
                                                                                              -----------
                                                                                               19,735,801

ELECTRICAL EQUIPMENT - 0.78%
ABB AG                                                                             1,160        1,715,908
Elektrim Spolka Akcyjina SA                                                       30,893          376,528
                                                                                              -----------
                                                                                                2,092,436

ELECTRIC UTILITIES - 2.38%
Iberdrola SA                                                                     208,900        3,391,985
VEBA AG                                                                           44,900        3,021,218
                                                                                              -----------
                                                                                                6,413,203

ELECTRONICS - 1.95%
Fanuc, Ltd.                                                                       62,000        2,152,311
Nokia (AB) OY, Series A                                                           22,400        1,649,027

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
ELECTRONICS - CONTINUED
Samsung Electronics, Ltd., GDR*                                                    2,656          $42,097
SGS Thomson Microelectronics, Incorporated                                        19,900        1,410,449
                                                                                             ------------
                                                                                                5,253,884

FINANCIAL SERVICES - 1.22%
Credicorp, Ltd.                                                                    2,460           36,131
International Nederlanded Groep NV                                                49,800        3,263,245
                                                                                             ------------
                                                                                                3,299,376

FOOD & BEVERAGES - 3.13%
Danisco A/S                                                                       16,300        1,096,237
Nestle SA                                                                          2,300        4,930,199
Panamerican Beverages, Incorporated, Class A                                      24,300          763,931
Tate & Lyle PLC                                                                  209,688        1,663,927
                                                                                             ------------
                                                                                                8,454,294

GOLD - 0.63%
Anglogold, Ltd.                                                                   39,303        1,584,059
Eastvaal Gold Holdings, Ltd.*                                                    121,200          110,368
                                                                                             ------------
                                                                                                1,694,427

HOUSEHOLD APPLIANCES - 2.04%
Philips Electronics NV                                                            34,150        2,872,783
Sony Corporation                                                                  30,500        2,635,966
                                                                                             ------------
                                                                                                5,508,749

HOUSEHOLD PRODUCTS - 0.96%
Unilever PLC                                                                     243,000        2,588,603
                                                                                             ------------

INDUSTRIAL MACHINERY - 0.64%
Tadano, Ltd.                                                                     102,000          295,075
Tokyo Ohka Kogyo                                                                  49,800        1,419,049
                                                                                             ------------
                                                                                                1,714,124

INSURANCE - 4.60%
QBE Insurance Group, Ltd.                                                        541,000        1,914,206
Royal & Sun Alliance Insurance Group PLC                                         239,000        2,472,166
Skandia Foersaekrings AB                                                         221,400        3,164,444
Union Assurance, Ltd.                                                              9,000        1,418,694
Zurich Versicherungs                                                               5,400        3,451,892
                                                                                             ------------
                                                                                               12,421,402

INTERNATIONAL OIL - 4.04%
Oil Company Lukoil, ADR                                                           18,900          631,821
Pakistan State Oil Company, Ltd.*                                                 17,060           27,363
Petrofina Sa                                                                       2,500        1,026,822
RWE AG                                                                            68,400        4,050,637
The Shell Transport and Trading Company PLC                                      462,000        3,255,314
YPF Sociedad Anonima, ADR                                                         63,570        1,911,073
                                                                                             ------------
                                                                                               10,903,030

LIQUOR - 0.50%
South Africa Brews                                                                65,800        1,353,727
                                                                                             ------------

MISCELLANEOUS - 0.69%
Orion, Series B                                                                   36,200        1,116,173
WBK STRYPES Trust                                                                 24,900          751,669
                                                                                             ------------
                                                                                                1,867,842

NON-FERROUS METALS - 0.41%
Billiton PLC                                                                     548,800        1,113,343
                                                                                             ------------

PAPER - 1.80%
Fletcher Challenge Paper                                                         978,800        1,089,942
Stora Kopparbergs, Series A                                                      146,500        2,305,134
UPM-Kymmene Oyj                                                                   53,500        1,473,897
                                                                                             ------------
                                                                                                4,868,973

PETROLEUM SERVICES - 1.24%
TOTAL SA, B Shares                                                                25,673        3,337,741
                                                                                             ------------

PHOTOGRAPHY - 0.26%
Fuji Photo Film Company                                                           20,000          698,633
                                                                                             ------------

PUBLISHING - 1.51%
ASM Lithography Holdings N.V.*                                                    51,454        1,523,813
Lagardere S.C.A.                                                                  39,100        1,627,846
Wolters Kluwer NV                                                                  6,700          920,251
                                                                                             ------------
                                                                                                4,071,910

REAL ESTATE - 1.15%
Henderson Land Development                                                       944,000        3,112,958
                                                                                             ------------

RETAIL GROCERY - 0.52%
De Boer Unigro N.V.                                                               26,700        1,412,003
                                                                                             ------------

RETAIL TRADE - 2.88%
Carrefour SA                                                                       3,019        1,910,064
Edgars Stores                                                                     75,500          668,423
Ito-Yokado Company, Ltd.                                                          23,000        1,086,208
Mitsubishi Corporation                                                           447,000        2,780,213
Vendex NV                                                                         35,100        1,340,629
                                                                                             ------------
                                                                                                7,785,537

SOFTWARE - 1.36%
Olicom A/S*                                                                       66,600        1,803,276
SAP AG                                                                             3,080        1,870,082
                                                                                             ------------
                                                                                                3,673,358

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                                                                  SHARES            VALUE
                                                                                  ------            -----
STEEL - 0.57%
Acerinox SA                                                                        7,300         $972,064
Pohang Iron & Steel, Ltd., ADR                                                    28,900          346,800
Tokyo Steel Manufacturing                                                         40,000          206,552
                                                                                             ------------
                                                                                                1,525,416

TELECOMMUNICATIONS SERVICES - 2.41%
Cable & Wireless ADS                                                             143,200        1,740,656
Great Nordic Store Nord A/S                                                       85,324        2,608,347
Portugal Telecom SA                                                               35,000        1,856,175
Telstra Corporation, Ltd.*                                                       114,700          294,768
                                                                                             ------------
                                                                                                6,499,946

TELEPHONE - 3.91%
DDI Corporation                                                                      787        2,749,121
Philippine Long Distance Telephone Company, ADR                                   24,116          545,625
Telecom Italia SPA RISP                                                          467,200        2,262,702
Telecomunicacoes Brasileiras, ADR                                                 20,600        2,249,263
Telefonos De Mexico SA, ADR                                                       16,358          786,206
Vodafone Group                                                                   155,300        1,972,010
                                                                                             ------------
                                                                                               10,564,927

TOYS, AMUSEMENTS & SPORTING GOODS - 0.27%
Nintendo Company                                                                   7,800          724,886
                                                                                             ------------

TRANSPORTATION - 0.63%
Evergreen Marine Corporation, GDR                                                 74,675          575,916
Stolt-Nielsen S.A., ADR                                                           64,440        1,119,645
                                                                                             ------------
                                                                                                1,695,561

TOTAL COMMON STOCKS
(Cost: $210,672,683)                                                                         $220,534,769
                                                                                             ------------

PREFERRED STOCK - 4.54%
AUTOMOBILES - 0.26%
Volkswagen AG                                                                      1,000          689,789
                                                                                             ------------

BROADCASTING - 1.69%
News Corporation                                                                 642,400        4,561,925
                                                                                             ------------

CONGLOMERATES - 0.35%
Companhia Brasileira de Destribuicao Grupo Pao de Acucar, ADR                     42,000          950,250
                                                                                             ------------

ELECTRIC UTILITIES - 0.40%
Companhia Paranaense de Energia-Copel, ADR                                       116,400        1,076,700
                                                                                             ------------

FINANCIAL SERVICES - 0.28%
Sanwa International Finance*                                                 102,000,000          752,441
                                                                                             ------------

INSURANCE - 1.56%
Munchener Ruckversicherungs-Gesellschaft AG                                        8,482        4,214,074
                                                                                             ------------


TOTAL PREFERRED STOCK
(Cost: $9,958,749)                                                                            $12,245,179
                                                                                             ------------

                                                                               PRINCIPAL
                                                                                  AMOUNT            VALUE
                                                                               ---------            -----
CONVERTIBLE BONDS - 1.70%
FINANCIAL SERVICES - 0.15%
Mti Capital (Cayman), Ltd.,
  00.50% due 10/01/2007                                                      $71,000,000      $   406,939
                                                                                             ------------

FOOD & BEVERAGES - 1.08%
Compass Group PLC,
  5.75% due 10/05/2007                                                           985,000        2,929,130
                                                                                             ------------

INDUSTRIALS - 0.47%
Beijing Enterprises*,
  00.50% due 03/31/2003                                                        1,279,000        1,259,815
                                                                                             ------------

TOTAL CONVERTIBLE BONDS
(Cost: $4,253,400)                                                                             $4,595,884
                                                                                             ------------

PRINCIPAL
 AMOUNT                                                                                             VALUE
 ------                                                                                             -----
SHORT TERM INVESTMENTS - 12.00%
$32,407,075  Navigator Securities Lending Trust, 5.54%                                        $32,407,075
                                                                                             ------------

REPURCHASE AGREEMENTS - 0.05%
$127,000     Repurchase Agreement with State Street Bank & Trust Company dated
             06/30/1998 at 5.00%, to be repurchased at $127,018 on 07/01/1998, collateralized by $95,000 U.S. Treasury Bonds, 8.75% due 05/15/2020
             (valued at $130,759, including interest)                                            $127,000
                                                                                             ------------

TOTAL INVESTMENTS   (International
Growth & Income Trust)  (Cost: $257,418,907)                                                 $269,909,907
                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES                VALUE
                                                       ------                -----
GROWTH & INCOME TRUST

COMMON STOCKS - 94.56%
AEROSPACE - 3.35%
Boeing Company                                        400,000            $ 17,825,000
Computer Sciences Corporation*                        310,000              19,840,000
Lockheed Martin Corporation                           175,000              18,528,125
United Technologies Corporation                       145,000              13,412,500
                                                                         ------------
                                                                           69,605,625

AGRICULTURAL MACHINERY - 0.64%
Deere & Company                                       250,000              13,218,750
                                                                         ------------

AIR TRAVEL - 1.28%
Southwest Airlines Company                            900,000              26,662,500
                                                                         ------------

ALUMINUM - 0.49%
Aluminum Company of America                           155,000              10,220,313
                                                                         ------------

AUTO SERVICES - 0.30%
General Motors Corporation*                           130,000               6,126,250
                                                                         ------------

BANKING - 8.026%
Citicorp                                              275,000              41,043,750
First Union Corporation                               700,000              40,775,000
The Chase Manhattan Corporation                       240,000              18,120,000
U.S. Bancorp                                          867,000              37,281,000
Wachovia Corporation                                  346,500              29,279,250
                                                                         ------------
                                                                          166,499,000

BUSINESS SERVICES - 1.86%
Automatic Data Processing, Incorporated               290,000              21,133,750
First Data Corporation                                525,000              17,489,062
                                                                         ------------
                                                                           38,622,812

CHEMICALS - 2.14%
Dow Chemical Company                                   95,000               9,185,313
E.I. Du Pont De Nemours & Company                     238,300              17,783,137
Zeneca Group PLC, ADR                                 399,900              17,545,612
                                                                         ------------
                                                                           44,514,062

COMPUTERS & BUSINESS EQUIPMENT - 5.65%
3Com Corporation*                                      88,900               2,728,119
Cisco Systems, Incorporated*                          320,000              29,460,000
EMC Corporation*                                      260,000              11,651,250
Hewlett-Packard Company                               255,000              15,268,125
International Business Machines
   Corporation                                        330,000              37,888,125
Xerox Corporation                                     200,000              20,325,000
                                                                         ------------
                                                                          117,320,619

CONTAINERS & GLASS - 0.31%
Crown Cork & Seal, Incorporated                       135,000               6,412,500
                                                                         ------------

DOMESTIC OIL - 0.64%
Unocal Corporation                                    370,000              13,227,500
                                                                         ------------

DRUGS & HEALTH CARE - 10.92%
Abbott Laboratories                                   640,000              26,160,000
American Home Products Corporation                    330,500              17,103,375
Bristol-Myers Squibb Company                          180,000              20,688,750
Columbia/HCA Healthcare Corporation                   750,700              21,864,137
Johnson & Johnson                                     240,000              17,700,000
Merck & Company, Incorporated                         165,000              22,068,750
Pfizer, Incorporated                                  374,000              40,649,125
Pharmacia & Upjohn, Incorporated                      770,000              35,516,250
Warner-Lambert Company                                360,000              24,975,000
                                                                         ------------
                                                                          226,725,387

ELECTRICAL EQUIPMENT - 3.43%
General Electric Company                              782,700              71,225,700
                                                                         ------------

ELECTRIC UTILITIES - 2.08%
DPL, Incorporated                                     667,500              12,098,437
Duke Energy Company                                   208,000              12,324,000
New England Electric Systems                          195,000               8,433,750
Texas Utilities Company                               250,000              10,406,250
                                                                         ------------
                                                                           43,262,437

ELECTRONICS - 3.93%
AMP, Incorporated                                     300,000              10,312,500
Analog Devices, Incorporated*                         245,000               6,017,812
Intel Corporation                                     360,000              26,685,000
Lucent Technologies, Incorporated                     210,000              17,469,375
Motorola, Incorporated                                269,500              14,165,594
Texas Instruments, Incorporated                       120,000               6,997,500
                                                                         ------------
                                                                           81,647,781

FINANCIAL SERVICES - 7.26%
American Express Company                              330,000              37,620,000
Federal National Mortgage Association                 550,000              33,412,500
Merrill Lynch & Company, Incorporated                 189,700              17,499,825
Morgan Stanley Dean Witter & Company                  232,200              21,217,275
Travelers Group, Incorporated                         675,000              40,921,875
                                                                         ------------
                                                                          150,671,475

FOOD & BEVERAGES - 4.26%
General Mills, Incorporated                           170,000              11,623,750
H.J. Heinz Company                                    160,000               8,980,000
Nabisco Holdings Corporation                          230,000               8,294,375


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES                VALUE
                                                       ------                -----
FOOD & BEVERAGES - CONTINUED
PepsiCo, Incorporated                                 423,500          $   17,442,906
Sara Lee Corporation                                  410,000              22,934,375
The Coca-Cola Company                                 225,000              19,237,500
                                                                       --------------
                                                                           88,512,906

GAS & PIPELINE UTILITIES - 0.79%
KN Energy, Incorporated                               100,000               5,418,750
National Fuel Gas Company                             145,000               6,316,563
Peoples Energy Corporation                            120,000               4,635,000
                                                                       --------------
                                                                           16,370,313

HOTELS & RESTAURANTS - 1.48%
McDonalds Corporation                                 445,000              30,705,000
                                                                       --------------

HOUSEHOLD PRODUCTS - 2.77%
Colgate-Palmolive Company                             150,000              13,200,000
Gillette Company                                      204,900              11,615,269
Procter & Gamble Company                              360,000              32,782,500
                                                                       --------------
                                                                           57,597,769

INSURANCE - 4.70%
ACE, Ltd.                                             600,000              23,400,000
Allstate Corporation                                  280,000              25,637,500
American International Group, Incorporated            189,000              27,594,000
Marsh & Mclennan Companies, Incorporated              345,000              20,850,937
                                                                       --------------
                                                                           97,482,437



INTERNATIONAL OIL - 4.95%
Amoco Corporation                                     400,000              16,650,000
Chevron Corporation                                   330,000              27,410,625
Exxon Corporation                                     440,000              31,377,500
Royal Dutch Petroleum Company                         500,000              27,406,250
                                                                       --------------
                                                                          102,844,375

LEISURE TIME - 0.46%
The Walt Disney Company                                90,000               9,455,625
                                                                       --------------

LIQUOR - 0.71%
Anheuser-Busch Companies, Incorporated                311,000              14,675,313
                                                                       --------------

NEWSPAPERS - 1.51%
Gannett, Incorporated                                 440,000              31,267,500
                                                                       --------------

PAPER - 2.04%
International Paper Company                           230,000               9,890,000
Kimberly-Clark Corporation                            385,000              17,661,875
Minnesota Mining & Manufacturing Company              180,000              14,793,750
                                                                       --------------
                                                                           42,345,625

PETROLEUM SERVICES - 1.50%
Diamond Offshore Drilling, Incorporated               170,000               6,800,000
Schlumberger, Ltd                                     355,000              24,250,938
                                                                       --------------
                                                                           31,050,938

RAILROADS & EQUIPMENT - 0.59%
Union Pacific Corporation                             275,300              12,147,613
                                                                       --------------

REAL ESTATE - 0.21%
Security Capital Pacific Trust SBI                    190,000               4,275,000
                                                                       --------------

RETAIL TRADE - 5.13%
Dayton Hudson Corporation                             680,000              32,980,000
GAP, Incorporated                                     300,000              18,487,500
May Department Stores, Incorporated                   254,600              16,676,300
Wal-Mart Stores, Incorporated                         630,000              38,272,500
                                                                       --------------
                                                                          106,416,300

SOFTWARE - 3.31%
Microsoft Corporation*                                540,000              58,522,500
PeopleSoft, Incorporated*                             217,200              10,208,400
                                                                       --------------
                                                                           68,730,900

TELECOMMUNICATIONS SERVICES - 0.55%
Cox Communications, Incorporated, Class A*            235,000              11,382,813
                                                                       --------------

TELEPHONE - 5.41%
Bell Atlantic Corporation                             638,798              29,145,159
BellSouth Corporation                                 215,000              14,431,875
SBC Communications, Incorporated                      780,000              31,200,000
U. S. West, Incorporated*                             350,000              16,450,000
WorldCom, Incorporated*                               435,000              21,070,312
                                                                       --------------
                                                                          112,297,346

TIRES & RUBBER - 0.50%
Goodyear Tire &  Rubber Company                       160,000              10,310,000
                                                                       --------------

TOBACCO - 1.39%
Philip Morris Companies, Incorporated                 735,000              28,940,625
                                                                       --------------

TOTAL COMMON STOCKS
(Cost: $1,256,902,184)                                                 $1,962,771,109
                                                                       --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                             VALUE
------                                                                             -----
SHORT TERM INVESTMENT - 2.85%
$59,138,837      Navigator Securities Lending
                 Trust, 5.54%                                                  $   59,138,837
                                                                               --------------

     REPURCHASE AGREEMENTS - 2.59%
 $53,787,000           Repurchase Agreement with Swiss Bank dated
                       06/30/1998 at 5.70%, to be repurchased at
                       $53,795,516 on 07/01/1998, collateralized by
                       $42,406,000 U.S. Treasury Bonds, 8.00% due
                       11/15/2021 (valued at $54,398,947,
                       including interest)

                                                                               $   53,787,000
                                                                               --------------

TOTAL INVESTMENTS   (Growth & Income Trust)  (Cost: $1,369,828,021)            $2,075,696,946
                                                                               ==============



EQUITY-INCOME TRUST

                                                        SHARES                VALUE
                                                        ------                -----
COMMON STOCKS - 90.01%
AEROSPACE - 1.16%
AlliedSignal, Incorporated                              129,300            $    5,737,688
TRW, Incorporated                                       127,900                 6,986,537
                                                                           --------------
                                                                               12,724,225

ALUMINUM - 0.39%
Reynolds Metals Company                                  76,500                 4,279,219
                                                                           --------------

APPAREL & TEXTILES - 0.08%
Unifi, Incorporated                                      25,600                   876,800
                                                                           --------------

AUTO PARTS - 0.73%
Genuine Parts Company                                   230,950                 7,982,209
                                                                           --------------

AUTOMOBILES - 0.75%
General Motors Corporation                              123,700                 8,264,706
                                                                           --------------

BANKING - 8.70%
Banc One Corporation                                    157,300                 8,779,306
BankBoston Corporation                                  106,000                 5,896,250
Bankers Trust New York Corporation                       64,100                 7,439,606
First Union Corporation                                 126,710                 7,380,858
Fleet Financial Group, Incorporated                      92,500                 7,723,750
J. P. Morgan & Company, Incorporated                     89,500                10,482,688
Mellon Bank Corporation                                 276,700                19,265,237
Mercantile Bankshares Corporation                        97,250                 3,385,516
National City Corporation                                80,000                 5,680,000
PNC Bank Corporation                                     72,400                 3,896,025
The Chase Manhattan Corporation                         118,100                 8,916,550
Wells Fargo & Company                                    17,100                 6,309,900
                                                                           --------------
                                                                               95,155,686
BUSINESS SERVICES - 1.36%
H & R Block, Incorporated                               152,000                 6,403,000
R.R. Donnelley & Sons Company                           184,400                 8,436,300
                                                                           --------------
                                                                               14,839,300

CHEMICALS - 7.01%
Dow Chemical Company                                    145,600                14,077,700
E.I. Du Pont De Nemours & Company                       132,200                 9,865,425
Eastman Chemical Company                                 38,000                 2,365,500
Great Lakes Chemical Corporation                        165,700                 6,534,794
Hercules, Incorporated                                  197,200                 8,109,850
Imperial Chemical Industries PLC, ADR                    74,100                 4,779,450
Lubrizol Corporation                                     96,900                 2,931,225
Nalco Chemical Company                                  159,200                 5,591,900
Octel Corporation                                        86,125                 1,711,734
Olin Corporation                                        171,800                 7,161,913
PPG Industries, Incorporated                            113,200                 7,874,475
Witco Corporation                                       194,700                 5,694,975
                                                                           --------------
                                                                               76,698,941

COMPUTERS & BUSINESS EQUIPMENT - 0.42%
Hewlett-Packard Company                                  76,000                 4,550,500
                                                                           --------------

CONGLOMERATES - 1.39%
Fortune Brands, Incorporated                            178,900                 6,876,469
Lonrho                                                  241,500                 1,133,083
Lonrho Africa                                           161,100                   197,707
Tomkins                                               1,298,500                 7,051,763
                                                                           --------------
                                                                               15,259,022

CONSTRUCTION MATERIALS - 0.35%
Armstrong World Industries,
   Incorporated                                          56,200                 3,786,475
                                                                           --------------

COSMETICS & TOILETRIES - 0.86%
International Flavors & Fragrances,
   Incorporated                                         216,200                 9,391,188
                                                                           --------------

CRUDE PETROLEUM & NATURAL GAS - 0.47%
Occidental Petroleum Corporation                        188,800                 5,097,600
                                                                           --------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES                VALUE
                                                       ------                -----
DOMESTIC OIL - 3.16%
Amerada Hess Corporation                                148,100            $    8,043,681
Atlantic Richfield Company                              181,600                14,187,500
Phillips Petroleum Company                               90,200                 4,346,512
Unocal Corporation                                       85,000                 3,038,750
USX-Marathon Group                                      143,900                 4,937,569
                                                                           --------------
                                                                               34,554,012


DRUGS & HEALTH CARE - 5.85%
Abbott Laboratories                                     151,600                 6,196,650
American Home Products Corporation                      303,200                15,690,600
Amgen, Incorporated                                      43,400                 2,837,275
Bausch & Lomb, Incorporated                             115,300                 5,779,413
Baxter International, Incorporated                       68,500                 3,686,156
Johnson & Johnson                                        37,800                 2,787,750
Pharmacia & Upjohn, Incorporated                        291,900                13,463,887
Smith & Nephew PLC                                    1,267,200                 3,168,476
United States Surgical Corporation                      227,900                10,397,938
                                                                           --------------
                                                                               64,008,145

ELECTRICAL EQUIPMENT - 1.79%
Cooper Industries, Incorporated                          92,500                 5,081,719
General Electric Company                                113,800                10,355,800
Hubbell, Incorporated                                    99,000                 4,120,875
                                                                           --------------
                                                                               19,558,394

ELECTRIC UTILITIES - 6.76%
Baltimore Gas & Electric Company                        106,100                 3,295,731
Central & South West Corporation                         98,000                 2,633,750
Dominion Resources, Incorporated                        140,800                 5,737,600
DQE, Incorporated                                       128,200                 4,615,200
Duke Energy Company                                     150,800                 8,934,900
Entergy Corporation                                     145,900                 4,194,625
FirstEnergy Corporation                                 240,775                 7,403,831
GPU, Incorporated                                       103,600                 3,917,375
Houston Industries, Incorporated                        201,000                 6,205,875
PacifiCorp                                              162,900                 3,685,613
PECO Energy Company                                     165,900                 4,842,206
Southern Company                                        274,900                 7,611,294
TECO Energy, Incorporated                               132,400                 3,549,975
Unicom Corporation                                      209,400                 7,342,087
                                                                           --------------
                                                                               73,970,062

ELECTRONICS - 0.62%
AMP, Incorporated                                       196,100                 6,740,938
                                                                           --------------

FINANCIAL SERVICES - 1.53%
Federal National Mortgage Association                   156,500                 9,507,375
Travelers Group, Incorporated                           119,049                 7,217,346
                                                                           --------------
                                                                               16,724,721

FOOD & BEVERAGES - 3.80%
General Mills, Incorporated                             155,900                10,659,662
H.J. Heinz Company                                      123,200                 6,914,600
Kellogg Company                                         134,000                 5,033,375
McCormick & Company, Incorporated                       226,000                 8,072,437
Quaker Oats Company                                     159,700                 8,773,519
Sara Lee Corporation                                     37,800                 2,114,438
                                                                           --------------
                                                                               41,568,031
FOREST PRODUCTS - 0.36%
Georgia-Pacific Corporation                              52,100                 3,070,644
Georgia-Pacific Corporation (Timber
   Group)                                                39,600                   913,275
                                                                           --------------
                                                                                3,983,919

GOLD - 0.45%
Newmont Mining Corporation                              208,400                 4,923,450
                                                                           --------------

HOTELS & RESTAURANTS - 0.34%
Hilton Hotels Corporation                               132,500                 3,776,250
                                                                           --------------

HOUSEHOLD APPLIANCES - 0.72%
Whirlpool Corporation                                   114,700                 7,885,625
                                                                           --------------

HOUSEHOLD PRODUCTS - 0.34%
Tupperware Corporation                                  132,400                 3,723,750
                                                                           --------------

INDUSTRIAL MACHINERY - 0.49%
Pall Corporation                                        260,000                 5,330,000
                                                                           --------------

INSURANCE - 4.92%
American General Corporation                            147,800                10,521,512
EXEL, Ltd.                                               89,300                 6,948,656
Hilb Rogal & Hamilton Company                             9,500                   148,438
Lincoln National Corporation                             58,000                 5,299,750
SAFECO Corporation                                      191,600                 8,705,825
St. Paul Companies, Incorporated                        298,548                12,557,675
Transamerica Corporation                                 55,300                 6,366,413
Willis Corroon Group PLC, ADR                           260,820                 3,276,551
                                                                           --------------
                                                                               53,824,820

INTERNATIONAL OIL - 7.43%
Amoco Corporation                                       337,100                14,031,787
Chevron Corporation                                     158,800                13,190,325
Exxon Corporation                                       226,400                16,145,150
Mobil Corporation                                       152,000                11,647,000
Royal Dutch Petroleum Company                           141,600                 7,761,450
Texaco, Incorporated                                    197,400                11,782,313
The British Petroleum Company PLC, ADR                   76,000                 6,707,000
                                                                           --------------
                                                                               81,265,025

LIQUOR - 1.57%
Anheuser-Busch Companies, Incorporated                  230,900                10,895,594


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES                VALUE
                                                       ------                -----
Liquor - continued
Brown Forman Corporation, Class B                        98,300            $    6,315,775
                                                                           --------------
                                                                               17,211,369

MINING - 0.45%
Phelps Dodge Corporation                                 87,100                 4,981,031
                                                                           --------------


NEWSPAPERS - 1.42%
Dow Jones & Company, Incorporated                       121,400                 6,768,050
Knight-Ridder, Incorporated                             158,600                 8,732,912
                                                                           --------------
                                                                               15,500,962

NON-FERROUS METALS - 0.24%
Inco, Ltd.                                              192,300                 2,620,088
                                                                           --------------

PAPER - 3.18%
Consolidated Papers, Incorporated                       189,200                 5,155,700
International Paper Company                             110,700                 4,760,100
Kimberly-Clark Corporation                              173,700                 7,968,488
Minnesota Mining & Manufacturing
   Company                                              105,400                 8,662,562
Union Camp Corporation                                  165,200                 8,198,050
                                                                           --------------
                                                                               34,744,900

PHOTOGRAPHY - 0.93%
Eastman Kodak Company                                   139,000                10,155,687
                                                                           --------------

POLLUTION CONTROL - 1.32%
Browning Ferris Industries,
   Incorporated                                         183,200                 6,366,200
Waste Management, Incorporated                          229,700                 8,039,500
                                                                           --------------
                                                                               14,405,700

PUBLISHING - 0.92%
Dun & Bradstreet Corporation                            151,700                 5,480,163
Readers Digest Association,
   Incorporated, Class A                                171,000                 4,638,375
                                                                           --------------
                                                                               10,118,538

RAILROADS & EQUIPMENT - 2.95%
Burlington Northern Santa Fe
   Corporation                                           67,100                 6,588,381
Gatx Corporation                                         75,000                 3,290,625
Norfolk Southern Corporation                            399,000                11,895,187
Union Pacific Corporation                               238,100                10,506,163
                                                                           --------------
                                                                               32,280,356

REAL ESTATE - 2.95%
Crescent Real Estate Equities                           165,100                 5,551,487
Rouse Company                                            56,200                 1,766,788
Security Capital Pacific Trust SBI                      105,400                 2,371,500
Simon DeBartolo Group, Incorporated                     261,800                 8,508,500
Starwood Hotels & Resorts Trust SBI                     242,071                11,695,055
Weingarten Reality Investors SBI                         57,700                 2,412,581
                                                                           --------------
                                                                               32,305,911


RETAIL TRADE - 1.22%
J. C. Penney, Incorporated                              114,000                 8,243,625
May Department Stores, Incorporated                      77,600                 5,082,800
                                                                           --------------
                                                                               13,326,425

STEEL - 0.33%
USX-United States Steel Group                           108,200                 3,570,600
                                                                           --------------

TELEPHONE - 7.78%
Alltel Corporation                                      318,500                14,810,250
American Telephone & Telegraph
   Corporation                                          173,600                 9,916,900
BCE, Incorporated                                       150,600                 6,428,737
Bell Atlantic Corporation                               180,000                 8,212,500
BellSouth Corporation                                   105,600                 7,088,400
Frontier Corporation                                    156,000                 4,914,000
GTE Corporation                                         211,200                11,748,000
SBC Communications, Incorporated                        285,458                11,418,320
Southern New England Telecommunications
   Corporation                                           92,900                 6,084,950
U. S. West, Incorporated                                 95,000                 4,465,000
                                                                           --------------
                                                                               85,087,057

TOBACCO - 2.32%
Philip Morris Companies, Incorporated                   314,500                12,383,437
RJR Nabisco Holdings Corporation                        208,600                 4,954,250
UST, Incorporated                                       297,400                 8,029,800
                                                                           --------------
                                                                               25,367,487

TRUCKING & FREIGHT - 0.20%
Alexander & Baldwin, Incorporated                        76,400                 2,225,150
                                                                           --------------

TOTAL COMMON STOCKS
(Cost: $797,912,149)                                                       $  984,644,274
                                                                           --------------


PRINCIPAL
AMOUNT                                                                                          VALUE
------                                                                                          -----
SHORT TERM INVESTMENTS - 9.95%
     $8,040,000 Aluminum Company of America,
                5.55% due 07/28/1998                                                       $    8,006,534
      3,900,000 CIESCO LP,
                5.53% due 07/20/1998                                                            3,888,617
     18,000,000 Diageo Capital PLC,
                5.51% due 07/28/1998                                                           17,925,615


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                                          VALUE
------                                                                                          -----
   SHORT TERM INVESTMENTS - CONTINUED
     $3,985,000 Metlife Funding, Incorporated, 5.51% due
                07/08/1998                                                                 $    3,980,731
     40,756,854 Navigator Securities Lending Trust, 5.54%                                      40,756,854
     14,000,000 Preferred Receivables Funding, 5.58% due
                07/28/1998                                                                     13,941,410

    $18,400,000 Procter & Gamble Company,
                   5.50% due 07/31/1998                                                        18,315,667
      2,000,000 KFW International Finance, Incorporated,
                5.50% due 07/13/1998                                                            1,996,333
                                                                                           --------------
                                                                                           $  108,811,761

REPURCHASE AGREEMENTS - 0.04%
       $431,000 Repurchase Agreement with State Street Bank & Trust Company dated 06/30/1998 at 5.00%, to be repurchased at $431,060 on
                07/01/1998, collateralized by $335,000 U.S. Treasury Bonds,
                8.125% due 08/15/2021 (valued at $444,237, including interest)             $      431,000
                                                                                           --------------

TOTAL INVESTMENTS (Equity-Income Trust)
(Cost: $907,154,909)                                                                       $1,093,887,035
                                                                                           ==============

BALANCED TRUST

                                                         SHARES                 VALUE
                                                         ------                 -----
COMMON STOCKS - 54.20%
AEROSPACE - 0.43%
Lockheed Martin Corporation                               9,200            $      974,050
                                                                           --------------

BANKING - 1.13%
Mercantile Bancorporation, Incorporated                  17,800                   896,675
The Chase Manhattan Corporation                          22,100                 1,668,550
                                                                           --------------
                                                                                2,565,225

BROADCASTING - 0.55%
Tele-Communications Incorporated,
   Series A                                              32,600                 1,253,063
                                                                           --------------

CHEMICALS - 2.85%
Arco Chemical Company                                    20,000                 1,147,500
Bayer AG                                                 70,100                 3,630,453
E.I. Du Pont De Nemours & Company                        22,500                 1,679,062
                                                                           --------------
                                                                                6,457,015

COMPUTERS & BUSINESS EQUIPMENT - 1.55%
International Business Machines
   Corporation                                           22,900                 2,629,206
Sun Microsystems, Incorporated*                          20,400                   886,125
                                                                           --------------
                                                                                3,515,331

DOMESTIC OIL - 4.72%
Atlantic Richfield Company                              100,000                 7,812,500
Phillips Petroleum Company                               59,600                 2,871,975
                                                                           --------------
                                                                               10,684,475

DRUGS & HEALTH CARE - 16.23%
Abbott Laboratories                                      15,800                   645,825
Alza Corporation*                                        81,100                 3,507,575
Eli Lilly & Company                                      43,450                 2,870,416
Glaxo Wellcome PLC                                       36,475                 1,095,632
Glaxo Wellcome PLC, ADR                                  95,200                 5,694,150
Johnson & Johnson                                        22,900                 1,688,875
Merck & Company, Incorporated                            13,100                 1,752,125
Novartis AG                                               1,900                 3,166,876
Pfizer, Incorporated                                     28,700                 3,119,331
Schering AG                                              31,725                 3,738,148
SmithKline Beecham PLC                                  168,425                 2,057,119
Smithkline Beecham PLC                                   43,300                 2,619,650
Synthelabo                                               12,000                 2,024,579
Warner-Lambert Company                                   25,200                 1,748,250
Zeneca Group PLC                                         24,500                 1,052,145
                                                                           --------------
                                                                               36,780,696

ELECTRICAL EQUIPMENT - 0.95%
General Electric Company                                 23,700                 2,156,700
                                                                           --------------


ELECTRIC UTILITIES - 2.18%
Allegheny Energy, Incorporated                           70,600                 2,126,825
Baltimore Gas & Electric Company                         38,100                 1,183,481
Cinergy Corporation                                      46,875                 1,640,625
                                                                           --------------
                                                                                4,950,931

ELECTRONICS - 0.66%
Intel Corporation                                        20,200                 1,497,325
                                                                           --------------

FINANCIAL SERVICES - 0.85%
Travelers Group, Incorporated                            31,700                 1,921,812
                                                                           --------------

FOOD & BEVERAGES - 2.95%
Campbell Soup Company                                    17,200                   913,750
Dean Foods Company                                       20,225                 1,111,111
Dole Food, Incorporated                                  54,000                 2,683,125
Nestle SA                                                   500                 1,071,782
Unilever NV                                              11,600                   915,675
                                                                           --------------
                                                                                6,695,443

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                       SHARES                VALUE
                                                       ------                -----
HOTELS & RESTAURANTS - 0.91%
Hilton Hotels Corporation                                72,100            $    2,054,850
                                                                           --------------

HOUSEHOLD PRODUCTS - 2.82%
Colgate-Palmolive Company                                24,100                 2,120,800
Dial Corporation                                         85,200                 2,209,875
Procter & Gamble Company                                 22,700                 2,067,119
                                                                           --------------
                                                                                6,397,794

INDUSTRIAL MACHINERY - 0.45%
Thermo Electron Corporation                              30,050                 1,027,334
                                                                           --------------

INSURANCE - 5.90%
Allstate Corporation                                     22,800                 2,087,625
Berkley W R Corporation                                  36,037                 1,443,732
Chubb Corporation                                        24,600                 1,977,225
Marsh & Mclennan Companies,
   Incorporated                                          62,325                 3,766,767
Travelers Property Casualty
   Corporation, Class A                                  95,600                 4,098,850
                                                                           --------------
                                                                               13,374,199

INTERNATIONAL OIL - 1.78%
Amoco Corporation                                        25,000                 1,040,625
Chevron Corporation                                       7,300                   606,356
Mobil Corporation                                        18,000                 1,379,250
Texaco, Incorporated                                     16,900                 1,008,719
                                                                           --------------
                                                                                4,034,950

MINING - 1.12%
Potash Corporation of  Saskatchewan,
   Incorporated                                          33,700                 2,546,456
                                                                           --------------

PAPER - 1.89%
Fort James Corporation                                   69,900                 3,110,550
International Paper Company                              12,900                   554,700
Kimberly-Clark Corporation                               13,600                   623,900
                                                                           --------------
                                                                                4,289,150


PUBLISHING - 0.25%
Time Warner, Incorporated                                 6,700                   572,431
                                                                           --------------

REAL ESTATE - 0.26%
Legacy Hotels Real Estate Investment                    101,200                   591,431
                                                                           --------------

RETAIL GROCERY - 0.44%
Hannaford Brothers Company                               22,400                   985,600
                                                                           --------------

SOFTWARE - 0.44%
Computer Associates International,
   Incorporated                                          17,800                   989,013
                                                                           --------------

TELEPHONE - 2.21%
American Telephone & Telegraph
   Corporation                                           40,300            $    2,302,137
Ameritech Corporation                                    22,900                 1,027,638

TELEPHONE - CONTINUED
U. S. West, Incorporated                                 35,500                 1,668,500
                                                                           --------------
                                                                                4,998,275

TOBACCO - 0.67%
Philip Morris Companies, Incorporated                    38,575                 1,518,891
                                                                           --------------

TOTAL COMMON STOCKS
(Cost: $111,979,953)                                                       $  122,832,440
                                                                           --------------


                                                         PRINCIPAL
                                                           AMOUNT                VALUE
                                                           ------                -----
U.S. TREASURY OBLIGATIONS - 21.82%
U.S. TREASURY BONDS - 5.93%
6.00% due 02/15/2026                                   $   470,000            $   488,946
6.125% due 11/15/2027                                    1,000,000              1,071,560
6.25% due 08/15/2023                                     3,650,000              3,907,763
6.375% due 08/15/2027                                    1,600,000              1,756,992
6.50% due 11/15/2026                                     1,540,000              1,710,124
6.625% due 02/15/2027                                    1,760,000              1,987,427
6.75% due 08/15/2026                                     1,290,000              1,476,844
6.875% due 08/15/2025                                      895,000              1,036,517
                                                                              -----------
                                                                               13,436,173

U.S. TREASURY NOTES - 15.89%
5.75% due 10/31/2000                                     1,700,000              1,707,973
5.75% due 11/15/2000                                     1,700,000              1,708,500
5.875% due 02/15/2000                                    3,900,000              3,921,333
5.875% due 11/15/2005                                    5,650,000              5,690,623
6.00% due 08/15/2000                                     4,200,000              4,240,026
6.125% due 12/31/2001                                    1,600,000              1,628,992
6.25% due 08/31/2000                                       965,000                979,176
6.25% due 02/15/2007                                     4,635,000              4,853,726
6.625% due 03/31/2002                                    5,300,000              5,489,634
6.625% due 04/30/2002                                    1,100,000              1,140,392
6.875% due 05/15/2006                                    4,300,000              4,656,083
                                                                              -----------
                                                                               36,016,458

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $46,972,030)                                                           $49,452,631
                                                                              -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                           AMOUNT                VALUE
                                                           ------                -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.63%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.63%
6.00% due 05/15/2008                                   $  4,100,000            $4,156,375
6.35% due 01/08/2003                                      1,800,000             1,798,596
                                                                               ----------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,903,234)                                                             $5,954,971
                                                                               ----------
CORPORATE BONDS - 1.99%
ELECTRICAL EQUIPMENT - 0.22%
Sonat Incorporated,
   6.625% due 02/01/2008                               $    482,000            $  491,120
                                                                               ----------

ELECTRIC UTILITIES - 0.22%
Commonwealth Edison Company,
   7.625% due 01/15/2007                                    481,000               511,317
                                                                               ----------

TELEPHONE - 1.55%
New Jersey Bell Telephone Company,
  5.875% due 12/01/2006                                     500,000               496,360
New York Telephone Company,
  5.875% due 09/01/2003                                   2,000,000             1,987,340
New York Telephone Company,
  7.00% due 12/01/2033                                    1,000,000             1,021,330
                                                                               ----------
                                                                                3,504,030

TOTAL CORPORATE BONDS
(Cost: $4,284,319)                                                             $4,506,467
                                                                               ----------


PRINCIPAL
AMOUNT                                                                VALUE
------                                                                -----
SHORT TERM INVESTMENTS - 7.41%
$14,916,924     Navigator Securities Lending Trust, 5.54%           $14,916,924
  1,900,000     E.I. Dupont  De Nemours & Company, 5.37%
                due 09/04/1998                                        1,881,578
                                                                   ------------
                                                                    $16,798,502

REPURCHASE AGREEMENTS - 11.95%
$27,077,000     Repurchase Agreement with State Street
                Bank & Trust Company dated 06/30/1998 at
                5.00%, to be repurchased at  $27,080,761
                on 07/01/1998, collateralized  by
                $21,925,000 U.S. Treasury Bonds, 10.375%
                due 11/15/2009 (valued at $27,618,659,
                including interest)                                 $27,077,000
                                                                   ------------

TOTAL INVESTMENTS (Balanced Trust)  (Cost:
$213,015,037)                                                      $226,622,011
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                  AGGRESSIVE                        MODERATE                   CONSERVATIVE
                                             ---------------------            --------------------           -------------------
                                             SHARES          VALUE            SHARES         VALUE           SHARES        VALUE
                                             ------          -----            ------         -----           ------        -----
ASSET ALLOCATION TRUSTS
COMMON STOCKS:                                72.40%                           53.00%                         26.10%
AEROSPACE:                                                      0.40%                            0.40%                        0.20%
BE Aerospace, Incorporated*                     400       $   11,650             600       $   17,475            --             --
British Aerospace PLC*                       40,592          311,094          73,380          562,379        12,968       $ 99,386
Gulfstream Aerospace Corporation*                --               --              --               --         1,300         60,450
Kellstrom Industry, Incorporated               5,50          159,328           6,100          176,709           900         26,072
Lockheed Martin Corporation                   4,800          508,200          11,500        1,217,563           900         95,287
Northrop Grumman Corporation                    900           92,813           2,000          206,250           300         30,938
Primex Technologies, Incorporated                --               --           5,500          281,875           300         15,375
United Technologies Corporation               1,800          166,500           1,200          111,000           300         27,750
                                                           ---------                        ---------                     --------
                                                           1,249,585                        2,573,251                      355,258

AIR TRAVEL:                                                     0.80%                            0.60%                        0.20%
Alaska Air Group *                           11,500          627,469           9,200          501,975         2,000        109,125
AMR Corporation*                              6,500          541,125          11,100          924,075         1,500        124,875
ASA Holdings, Incorporated                    8,600          426,775          17,400          863,475            --             --
Continental Airlines, Incorporated,
  Class B*                                      900           54,787           1,500           91,312            --             --
Sealed Air Corporation*                      10,317          379,150          18,532          681,051         2,447         89,927
US Airways Group, Incorporated*               4,200          332,850          11,100          879,675           600         47,550
                                                           ---------                        ---------                     --------
                                                           2,362,156                        3,941,563                      371,477

APPAREL & TEXTILES:                                             0.10%                            0.00%                        0.10%
Hugo Boss AG*                                   100          210,707             150          316,061            50        105,354
                                                           ---------                        ---------                     --------

AUTO PARTS:                                                     0.30%                            0.30%                        0.10%
Borg-Warner Automotive, Incorporated             --               --           7,500          360,469           500         24,031
Eaton Corporation                             5,600          435,400           9,300          723,075         1,300        101,075
Echlin, Incorporated                             --               --           1,600           78,500            --             --
Federal-Mogul Corporation                        --               --           8,800          594,000            --             --
Modine Manufacturing Company                  9,700          335,863              --               --         2,800         96,950
                                                           ---------                        ---------                     --------
                                                             771,263                        1,756,044                      222,056

AUTOMOBILES:                                                    1.20%                            0.90%                        0.50%
Bayerische Motoren Werke - New*                  14           11,295              24           19,363             4          3,227
Bayerische Motoren Werke AG*                    150          151,792             250          252,987            50         50,597
Chrysler Corporation                         13,100          738,512          22,200        1,251,525         3,400        191,675
Daimler Benz AG*                              1,745          171,747           3,130          308,062           545         53,640
Ford Motor Company                           22,900        1,351,100          33,700        1,988,300         4,900        289,100
Honda Motor Company                           8,000          285,818          15,000          535,908         3,000        107,182
Spartan Motors, Incorporated                     --               --             400            2,850            --             --
Tower Automotive, Incorporated*               7,400          317,275          11,700          501,638         2,100         90,038
Toyota Motor Corporation                     21,000          545,238          42,000        1,090,475         7,000        181,746
                                                           ---------                        ---------                     --------
                                                           3,572,777                        5,951,108                      967,205

BANKING:                                                        8.20%                            6.10%                        3.00%
Akita Bank, Ltd.                             29,000          127,938          54,000          238,230         9,000         39,705
Astoria Financial Corporation                12,800          684,800          27,400        1,465,900         6,000        321,000
Banc One Corporation                         26,180        1,461,171          30,690        1,712,886         5,500        306,969
Banco Bilbao Vizcaya SA*                      6,100          313,055          11,000          564,526         2,200        112,905
Banco Santander SA*                           2,600           66,547           5,000          127,975         1,200         30,714
Bank Of Ireland*                             19,956          409,179          34,470          706,765         6,249        128,127


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                  AGGRESSIVE                        MODERATE                   CONSERVATIVE
                                             ---------------------            --------------------           -------------------
                                             SHARES          VALUE            SHARES         VALUE           SHARES        VALUE
                                             ------          -----            ------         -----           ------        -----
BANKING - CONTINUED
Bank of New York, Incorporated               42,300     $ 2,567,081          78,900     $ 4,788,244         10,900     $  661,494
Bank of Tokyo-Mitsubishi, Ltd.*              35,000         371,845          67,000         711,817         11,000        116,866
Bank United Corporation                       2,100         100,538              --              --             --             --
BankAmerica Corporation                      24,400       2,109,075          45,400       3,924,262          6,000        518,625
Barclays                                     13,347         385,093          24,367         703,047          4,346        125,393
BHF-Bank AG*                                 14,700         559,977          26,150         996,149          4,450        169,517
Charter One Financial, Incorporated          20,800         700,700          57,276       1,929,485          4,630        155,973
Citicorp                                     11,300       1,686,525          21,900       3,268,575          1,600        238,800
Comerica, Incorporated                        4,800         318,000           7,650         506,812          1,950        129,187
Commercial Federal Corporation               11,925         377,128          21,825         690,216          4,725        149,428
Credit Suisse Group                           4,210         938,305           7,605       1,694,966          1,325        295,310
Credito Italiano                             67,500         353,504         122,000         638,925         19,500        102,123
Dresdner Bank AG                              1,200          64,876           2,500         135,158            500         27,032
First Chicago Corporation                     8,093         717,242          16,431       1,456,197          2,515        222,892
Fleet Financial Group, Incorporated           3,898         325,483           7,345         613,307            759         63,376
ForeningsSparbanken AB, Series A*             5,000         150,451          10,000         300,903          1,700         51,153
Fuji Bank                                    20,000          89,535          37,000         165,640          6,000         26,860
Hang Seng Bank*                              14,000          79,143          20,000         113,061          4,000         22,612
HSBC Holdings - pound sterling               24,866         602,852          45,710       1,108,195          7,442        180,424
HSBC Holdings - HKD                             977          23,895           1,615          39,500            366          8,952
Lloyds TSB Group PLC                         40,339         564,763          73,023       1,022,354         12,792        179,094
Long Islands Bancorp, Incorporated            3,000         182,250              --              --            300         18,225
Mitsubishi Trust & Banking                    8,000          68,214          28,000         238,750          2,000         17,054
National Australia Bank, Ltd.*               12,500         165,275          22,900         302,783          3,900         51,566
National City Corporation                     9,200         653,200          15,300       1,086,300          1,200         85,200
NationsBank Corporation                      17,596       1,346,094          30,260       2,314,890          4,528        346,392
North Fork Bancorporation, Incorporated      17,271         422,060          20,538         501,897          5,534        159,675
Providian Financial Corporation               1,400         109,988           1,900         149,269            600         47,137
Societe Generale*                             3,842         798,815           6,727       1,398,653          1,113        231,411
Sumitomo Trust & Banking Company             14,000          62,776          25,000         112,100          4,000         17,936
Svenska Handelbanken, Series A                7,100         329,363          12,800         593,781          2,200        102,056
Toyo Trust & Banking Company, Ltd.*           8,000          39,748          18,000          89,434          2,000          9,937
U.S. Bancorp                                 24,900       1,070,700          24,900       1,070,700          7,200        309,600
Union Bank of Switzerland*                       --              --             750         279,337            150         55,867
United Overseas Bank                         17,800          55,460          32,600         101,573          6,200         19,317
Washington Federal, Incorporated             19,580         540,898          19,910         550,014             --             --
Washington Mutual, Incorporated              22,350         970,828          36,600       1,589,812          4,500        195,469
Wells Fargo & Company                         2,000         738,000           2,900       1,070,100            133         49,077
Westpac Banking Corporation, Ltd.             6,600          40,335          11,900          72,761          2,100         12,840
Zions BanCorporation                             --              --           2,000         106,250             --             --
                                                        -----------                     -----------                    ----------
                                                         23,742,725                      41,251,499                     6,113,290

BROADCASTING:                                                  0.70%                           0.60%                         0.30%
BET Holdings, Incorporated, Class A*          2,700         169,931           4,500         283,219          1,700        106,994
CBS Corporation                              29,607         940,022          43,634       1,385,379          8,098        257,111
Clear Channel Communications*                   776          84,681           3,149         343,635            268         29,245
Medialink Worldwide, Incorporated*            9,800         205,800          16,500         346,500             --             --
MediaOne Group, Incorporated*                    --              --          27,200       1,195,100             --             --
News Corporation                             20,822         170,355          34,039         278,489          6,307         51,601
Pearson PLC                                   8,600         157,667          15,100         276,833          1,800         33,000
Viacom, Incorporated, Class B*                4,400         256,300              --              --          1,500         87,375
                                                        -----------                     -----------                    ----------
                                                          1,984,756                       4,109,155                       565,326


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                  AGGRESSIVE                        MODERATE                   CONSERVATIVE
                                             ---------------------            --------------------           -------------------
                                             SHARES          VALUE            SHARES         VALUE           SHARES        VALUE
                                             ------          -----            ------         -----           ------        -----
BUILDING MATERIALS & CONSTRUCTION:                             0.30%                            0.10%                         0.10%
Fluor Corporation                             4,700      $  239,700          10,000      $   510,000          1,600     $   81,600
Harsco Corporation                           10,400         476,450           7,800          357,338          2,400        109,950
                                                        -----------                      -----------                    ----------
                                                            716,150                          867,338                       191,550

BUSINESS SERVICES:                                             2.40%                            1.60%                         0.90%
ADVO, Incorporated*                           4,400         124,025           5,000          140,938          2,200         62,012
Automatic Data Processing, Incorporated       2,500         182,187           4,300          313,362            700         51,012
Barra, Incorporated*                          4,200         102,900           9,450          231,525          1,950         47,775
Brambles Industries, Ltd.*                    3,000          59,015           5,500          108,194          1,100         21,639
Britax International PLC*                    49,900         135,392          78,000          211,634         13,800         37,443
Cap Gemini SA*                                2,611         410,283           4,666          733,199            722        113,453
Cognizant Corporation                        10,100         636,300             365           22,990          2,165        136,390
Eaux (Cie Generale Des)                         300          64,062             500          106,770            110         23,489
First Data Corporation                           --              --           6,700          223,194          1,500         49,969
Fiserv, Incorporated*                         3,802         161,466          10,248          435,220            918         38,986
ISS International Service System AS,
  Series B*                                   7,450         433,802          13,450          783,172          2,350        136,837
Konami Company*                               3,800          82,035           6,800          146,800          1,200         25,906
Market Facts Incorporated*                       --              --              --               --          2,400         52,200
Nokia Corporaton, ADR*                       10,000         725,625          17,200        1,248,075          2,400        174,150
Ogden Corporation                            36,900       1,021,669          66,700        1,846,756         11,700        323,944
OmniCom Group, Incorporated                  37,000       1,845,375          61,500        3,067,312          6,300        314,212
SABRE Group Holdings, Incorporated,
  Class A*                                   10,700         406,600           5,000          190,000          1,200         45,600
Secom Company, Ltd.                           1,000          57,930           2,000          115,860          1,000         57,930
Securitas AB, Series B*                       1,200          58,751           2,200          107,711            400         19,584
SunGuard Data Systems, Incorporated*         11,800         452,825          18,000          690,750          2,600         99,775
                                                        -----------                      -----------                    ----------
                                                          6,960,242                       10,723,462                     1,832,306

CHEMICALS:                                                     2.70%                            2.20%                         1.10%
Air Products & Chemicals, Incorporated        2,000          80,000              --               --             --             --
AKZO Nobel NV, ADS                              650         144,597           1,450          322,563            200         44,491
BASF AG*                                      4,300         204,455           7,700          366,118          1,300         61,812
Bayer AG*                                     2,600         134,653           4,700          243,411          1,000         51,790
Cytec Industries, Incorporated*              29,600       1,309,800          50,500        2,234,625          8,400        371,700
E.I. Du Pont De Nemours & Company            32,600       2,432,775          75,600        5,641,650         10,200        761,175
Geon Company                                  7,900         181,206              --               --          1,500         34,406
Hexcel Corporation*                             600          13,575           1,000           22,625             --             --
Hoechst AG                                    2,000         100,640           4,300          216,377            750         37,740
Imperial Chemical Industries PLC             10,200         163,838          18,300          293,944          3,200         51,400
Imperial Chemical Industries PLC, ADR         5,400         348,300          13,400          864,300          2,400        154,800
Monsanto Company                             27,100       1,514,213          47,000        2,626,125          7,100        396,712
Olin Corporation                                 --              --           1,200           50,025             --             --
Om Group, Incorporated                        2,700         111,375           4,350          179,438             --             --
Praxair, Incorporated                         2,600         121,713           4,100          191,931            700         32,769
Shin-Etsu Chemical Company, Ltd.              6,000         104,144          10,000          173,573          2,000         34,715
Solutia, Incorporated                         9,060         259,909          12,560          360,315          2,280         65,408
TETRA Technologies, Incorporated*             6,500         107,250          12,200          201,300            800         13,200
Wesfarmers, Ltd.*                            10,065          74,943          14,072          104,779          3,145         23,417
Witco Corporation                            17,800         520,650          33,100          968,175          3,500        102,375
                                                        -----------                      -----------                    ----------
                                                          7,928,036                       15,061,274                     2,237,910

COMPUTERS & BUSINESS EQUIPMENT:                                3.80%                            2.60%                         1.30%
3Com Corporation*                            15,500         475,656          21,300          653,644          2,900         88,994
Avant Corporation*                            3,800          94,050           6,900          170,775          1,900         47,025


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                  AGGRESSIVE                        MODERATE                   CONSERVATIVE
                                             ---------------------            --------------------           -------------------
                                             SHARES          VALUE            SHARES         VALUE           SHARES        VALUE
                                             ------          -----            ------         -----           ------        -----
COMPUTERS & BUSINESS EQUIPMENT-CONTINUED
Cisco Systems, Incorporated*                  11,350     $ 1,044,909          20,350     $ 1,873,472          3,050     $  280,791
Citrix Systems, Incorporated*                  1,600         109,400              --              --             --             --
Compaq Computer Corporation                    6,500         184,438          31,700         899,487          3,700        104,987
Dell Computer Corporation*                    17,200       1,596,375          24,500       2,273,906          3,800        352,687
EMC Corporation*                              35,200       1,577,400          59,600       2,670,825          8,200        367,462
Evans & Sutherland Computer Company*           6,700         166,756           5,000         125,938          1,800         45,338
FactSet Research Systems, Incorporated*        2,200          71,500           4,000         130,000            900         29,250
Fujitsu, Ltd.                                 12,000         126,709          22,000         232,299          7,000         73,913
Gateway 2000, Incorporated*                    7,500         379,687              --              --            700         35,438
General Binding Corporation                    6,000         220,875          12,500         460,156             --             --
HBO & Company                                  5,600         197,400          15,200         535,800          1,200         42,300
Hutchinson Technology, Incorporated*              --              --           9,500         258,875            600         16,350
International Business Machines
  Corporation                                  5,100         585,544           5,500         631,649            600         68,887
Pitney Bowes, Incorporated                    23,200       1,116,500          36,400       1,751,750          7,400        356,125
Quantum Corporation*                          14,900         309,175           5,400         112,050             --             --
Saville Systems PLC, ADR*                         --              --              --              --            900         45,113
Security Dynamics Technologies*                7,700         142,450           9,400         173,900             --             --
Sun Microsystems, Incorporated*                  900          39,094           3,400         147,688            800         34,750
Sundstrand Corporation                         1,900         108,775           3,900         223,275          1,200         68,700
Tech Data Corporation*                            --              --              --              --            500         21,438
Xerox Corporation                             25,400       2,581,275          39,700       4,034,512          5,100        518,287
                                                         -----------                     -----------                    ----------
                                                          11,129,968                      17,359,821                     2,597,835

CONGLOMERATES:                                                  0.50%                           0.40%                         0.20%
Berjaya Group BHD                             46,000           5,653          83,000          10,199         14,000          1,720
Corporation Financiera Reunida SA*            15,000         226,443          33,000         498,174          5,900         89,068
CSR, Ltd.*                                    18,700          54,094          33,800          97,773          5,900         17,067
Harcourt General, Incorporated                 3,100         184,450           6,700         398,650             --             --
Hutchison Whampoa, Ltd.                       35,000         184,757          64,000         337,842         13,000         68,624
Kon PTT Netherland                             1,000          38,519           2,000          77,039            400         15,408
Ratin A/S*                                       650         137,674           1,100         232,986            225         47,656
Raytheon Company, Class B                      1,800         106,425           6,200         366,575             --             --
Smith Howard, Ltd.*                            6,500          38,331          11,700          68,996          2,000         11,794
Tyco International, Ltd.                       9,000         567,000          12,600         793,800          2,600        163,800
W. R. Grace & Company*                           800          13,650           1,800          30,713             --             --
                                                         -----------                     -----------                    ----------
                                                           1,556,996                       2,912,747                       415,137

CONSTRUCTION MATERIALS:                                         0.40%                           0.30%                         0.10%
Boral, Ltd.*                                  14,779          27,797          26,500          49,843          4,586          8,625
CRH PLC*                                       3,883          55,109           6,057          85,964            924         13,114
Lafarge Corporation                            1,100          43,244              --              --             --             --
Masco Corporation                             10,100         611,050          21,500       1,300,750          3,500        211,750
Portland Valderrivas SA*                         700          85,771           1,250         153,163            200         24,506
Sherwin Williams Company                      10,300         341,188          16,300         539,937             --             --
Tarmac PLC*                                   38,300          68,426          69,200         123,631         12,000         21,439
Vulcan Materials Company                          --              --             800          85,350             --             --
                                                         -----------                     -----------                    ----------
                                                           1,232,585                       2,338,638                       279,434

CONSTRUCTION & MINING EQUIPMENT:                                0.00%                           0.00%                         0.00%
Foster Wheeler Corporation                     1,900          40,731              --              --             --             --
                                                         -----------                     -----------                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      AGGRESSIVE                    MODERATE                    CONSERVATIVE
                                                      ----------                    --------                    ------------
                                                SHARES         VALUE        SHARES           VALUE       SHARES            VALUE
                                                ------         -----        ------           -----       ------            -----
CONTAINERS & GLASS:                                                0.10%                        0.00%                         0.00%
Silgan Holdings, Incorporated*                   5,200       $  145,600      3,000        $   84,000          500       $   14,000
                                                             ----------                   ----------                    ----------

COSMETICS & TOILETRIES:                                            0.10%                        0.00%                         0.00%
Avon Products, Incorporated                      2,200          170,500      3,900           302,250          500           38,750
                                                             ----------                   ----------                    ----------

CRUDE PETROLEUM & NATURAL GAS:                                     0.50%                        0.30%                         0.20%
Anadarko Petroleum Corporation                   6,000          403,125      5,200           349,375        1,100           73,907
Burlington Resources, Incorporated               5,500          236,884      6,300           271,294        1,200           51,675
Elf Aquitaine SA*                                2,700          379,609      4,900           688,919          900          126,536
Monument Oil & Gas PLC*                        136,500          134,469    246,375           242,710       41,875           41,252
Occidental Petroleum Corporation                  --               --        7,000           189,000        1,300           35,100
Santa Fe Energy Resources, Incorporated*          --               --       14,400           154,800         --               --
Vastar Resources, Incorporated                   8,600          375,712      8,300           362,606         --               --
                                                             ----------                   ----------                    ----------
                                                              1,529,759                    2,258,704                       328,470

DOMESTIC OIL:                                                      0.60%                        0.40%                         0.20%
Amerada Hess Corporation                         4,000          217,250      5,900           320,444        1,100           59,744
Kerr-McGee Corporation                           1,400           81,025       --                --            600           34,725
USX-Marathon Group                              44,500        1,526,906     74,700         2,563,144       10,000          343,125
                                                             ----------                   ----------                    ----------
                                                              1,825,181                    2,883,588                       437,594

DRUGS & HEALTH CARE:                                               7.00%                        5.60%                         2.40%
Alkermes, Incorporated*                          8,900          159,087     21,700           387,888        2,100           37,537
American Home Products Corporation              30,600        1,583,500     64,800         3,353,400        8,600          445,050
Amgen, Incorporated*                              --               --       21,600         1,412,100          400           26,150
Anesta Corporation*                             21,600          311,850     45,600           658,350        4,300           62,081
Astra AB, Series A*                             10,533          215,256     17,766           363,071        3,100           63,353
AxyS Pharmaceuticals, Incorporated*             18,900          134,663       --                --           --               --
Baxter International, Incorporated               3,700          199,106      7,100           382,069          600           32,288
Bristol-Myers Squibb Company                    10,500        1,206,844     14,700         1,689,581        2,800          321,825
Columbia/HCA Healthcare Corporation             20,700          602,887     34,150           994,619        4,150          120,869
CV Therapeutics, Incorporated*                  21,800          188,025     12,100           104,363        5,100           43,987
Cytyc Corporation*                                --               --        9,800           159,863         --               --
Elan PLC, ADR*                                    --               --         --                --            400           25,725
Eli Lilly & Company                              8,400          554,925      4,400           290,675        2,200          145,337
Geltex Pharmaceuticals, Incorporated*            2,600           48,425       --                --          1,100           20,488
Genentech, Incorporated*                        22,000        1,493,250     64,600         4,384,725        3,900          264,712
Genzyme Corporation*                              --               --        2,000            51,125         --               --
Glaxo Wellcome PLC                              18,569          557,774     33,551         1,007,802        5,830          175,121
Health Management Association, Class A*         13,387          447,628     25,050           837,609        4,462          149,198
HEALTHSOUTH Corporation*                        34,800          928,725     53,100         1,417,106        4,800          128,100
INCYTE Pharmacuticals, Incorporated*             2,200           75,075      5,200           177,450         --               --
Johnson & Johnson                               10,200          752,250     19,200         1,416,000        2,400          177,000
Medimmune Incorporated*                           --               --        1,900           118,513         --               --
Medtronic, Incorporated                          2,400          153,000       --                --          1,300           82,875
Merck & Company, Incorporated                   22,600        3,022,750     41,800         5,590,750        5,900          789,125
Novartis AG                                        658        1,096,739      1,188         1,980,131          207          345,023
Sankyo Company                                   9,000          205,685     17,000           388,515        3,000           68,562
Sanofi Company SA                                1,650          194,047      3,600           423,375          500           58,802
Schering-Plough Corporation                     16,200        1,484,325     27,100         2,483,037        3,800          348,175
Sierra Health Services, Incorporated*           12,150          306,028     14,700           370,256          750           18,891
SmithKline Beecham PLC*                         44,434          542,710     81,150           991,154       14,381          175,647
St. Jude Medical, Incorporated*                  1,450           53,378      2,300            84,669         --               --

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        AGGRESSIVE                  MODERATE               CONSERVATIVE
                                                        ----------                  --------               ------------
                                                    SHARES       VALUE         SHARES     VALUE      SHARES            VALUE
                                                    ------       -----         ------     -----      ------            -----
DRUGS & HEALTH CARE-CONTINUED
Takeda Chemical Industries, Ltd.                    10,000   $   266,869       19,000  $   507,051        3,000   $    80,061
Tenet Healthcare Corporation*                       16,400       512,500       26,800      837,500        3,700       115,625
Thermedics, Incorporated*                            5,900        73,013        9,600      118,800        2,200        27,225
Total Renal Care Holdings, Incorporated*             1,177        40,607        1,960       67,620         --            --
United Healthcare Corporation                       12,200       774,700       24,400    1,549,400        2,800       177,800
Universal Health Services, Incorporated, Class B*    4,900       286,037       10,600      618,775        1,200        70,050
ViroPharma, Incorporated*                            2,800        65,100       11,900      276,675        1,500        34,875
Warner-Lambert Company                              15,300     1,061,437       26,100    1,810,688        3,000       208,125
Wellpoint Health Networks, Incorporated*             4,600       340,400        7,200      532,800         --            --
Yamanouchi Pharmaceutical Company, Ltd.              2,000        41,802        3,000       62,703         --            --
Zeneca Group PLC*                                    3,600       154,601        6,400      274,846        1,100        47,239
                                                             -----------               -----------                -----------
                                                              20,135,048                38,175,054                  4,886,921

ELECTRICAL EQUIPMENT:                                               2.70%                     2.20%                      0.90%
ABB AG*                                                 65        96,150          120      177,508           25        36,981
Alcatel Alsthom Cie Generale D'Electric              4,177       850,503        7,539    1,535,059        1,124       228,864
AVX Corporation                                      9,100       146,169       13,600      218,450         --            --
Baldor Electric Company                             28,666       698,734       48,800    1,189,500         --            --
Emerson Electric Company                             8,500       513,188       13,700      827,137        1,500        90,562
FLIR Systems, Incorporated*                          4,500        77,625       16,200      279,450        3,800        65,550
General Electric Company                            47,600     4,331,600       96,000    8,736,000       12,100     1,101,100
IFR Systems, Incorporated                           13,000       234,000       21,950      395,100         --            --
Johnson Controls, Incorporated                       8,300       474,656       13,600      777,750        1,800       102,937
Matsushita Communication Industrial Company, Ltd.*   1,000        26,470        1,000       26,470         --            --
Matsushita Electric Works                           14,000       113,401       31,000      251,103        4,000        32,400
Mitsubishi Electric Corporation                     80,000       184,566      144,000      332,220       19,000        43,835
NEC Corporation                                      6,000        56,108       14,000      130,918        2,000        18,703
Oki Electric Industry Company, Ltd.*                39,000        93,925       71,000      170,992       12,000        28,900
Raychem Corporation                                  1,300        38,431        2,200       65,037          300         8,869
Sanmina Corporation*                                  --            --          3,200      138,800         --            --
Sawtek, Incorporated*                                  400         5,900         --           --           --            --
                                                             -----------               -----------                -----------
                                                               7,941,426                15,251,494                  1,758,701

ELECTRIC UTILITIES:                                                 0.90%                     0.60%                      0.30%
China Light & Power Company, Ltd.                   16,000        72,896       28,500      129,846        7,000        31,892
Datacraft Asia, Ltd.*                               15,000        36,000       27,000       64,800        5,000        12,000
DPL, Incorporated                                   10,500       190,312        8,850      160,406        1,200        21,750
DQE, Incorporated                                     --            --          2,600       93,600          500        18,000
Duke Energy Company                                 12,400       734,700       20,100    1,190,925        2,300       136,275
Electric De Portugal*                                5,900       137,241       10,500      244,242        1,800        41,870
Energy East Corporation                              8,100       337,162        5,300      220,613          500        20,813
Hong Kong & China Gas Company, Ltd.*                48,400        54,972       86,900       98,699       11,000        12,494
Iberdrola SA                                         8,400       136,394       15,150      245,996        2,650        43,029
IPALCO Enterprises                                    --            --          3,300      146,644        1,200        53,325
Kansai Electric Power                                2,400        41,831        4,300       74,948          200         3,486
National Grid Group PLC*                            41,990       283,247       75,735      510,877       15,045       101,487
Tenaga Nasional BHD*                                11,000        13,252       26,000       31,323        5,000         6,024
VEBA AG                                              5,450       366,718        9,750      656,055        1,600       107,660
Yorkshire Water PLC*                                18,646       140,100       34,495      259,183        6,008        45,142
                                                             -----------               -----------                -----------
                                                               2,544,825                 4,128,157                    655,247

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           AGGRESSIVE                 MODERATE                 CONSERVATIVE
                                                           ----------                 --------                 ------------
                                                    SHARES           VALUE     SHARES           VALUE     SHARES           VALUE
                                                    ------           -----     ------           -----     ------           -----
ELECTRONICS:                                                            2.30%                      1.60%                     0.90%
Alliant Techsystems, Incorporated*                   4,900        $  309,925    2,700        $  170,775    1,000       $   63,250
Altera Corporation*                                  1,000            29,563    1,400            41,388      200            5,913
AMP, Incorporated                                    2,400            82,500    5,500           189,062      800           27,500
Applied Materials, Incorporated*                     4,200           123,900    2,900            85,550      800           23,600
Applied Micro Circuits Corporation*                   --                --      3,100            80,213    1,300           33,638
Boston Scientific Corporation*                       2,600           186,225    5,200           372,450    1,600          114,600
Brightpoint, Incorporated*                           8,200           118,900   11,900           172,550    2,600           37,700
Cellstar Corporation*                                 --                --     11,900           153,956     --               --
DSC Communications Corporation*                       --                --       --                --        200            6,000
Elec & Eltek International Holdings, Ltd.*          13,200            44,616   23,100            78,078    3,300           11,154
Electronic Data Systems Corporation                  5,300           212,000   12,200           488,000    1,700           68,000
Electronics For Imaging, Incorporated*              11,400           240,825   13,800           291,525    1,500           31,688
Fanuc, Ltd.                                          1,000            34,715    3,000           104,144      500           17,357
Honeywell, Incorporated                              2,700           225,619    4,800           401,100     --               --
Intel Corporation                                   18,700         1,386,137   23,100         1,712,287    4,100          303,912
Linear Technology Corporation                        7,300           440,281   13,000           784,062    2,400          144,750
Lucent Technologies, Incorporated                    4,962           412,776   11,984           996,919      848           70,543
Maxim Integrated Products, Incorporated*              --                --      8,400           266,175    1,200           38,025
Maxwell Technologies, Incorporated*                   --                --      6,100           141,828      800           18,600
Micron Technology, Incorporated                     16,900           419,331   10,500           260,531    3,000           74,437
Motorola, Incorporated                               6,400           336,400   11,500           604,469    2,300          120,894
Nokia (AB) OY, Series A                              5,600           412,257   10,100           743,535    1,600          117,788
REMEC, Incorporated*                                 2,800            31,850    9,400           106,925     --               --
Rohm Company                                         2,000           206,118    3,000           309,178    1,000          103,059
Scientific-Atlanta, Incorporated                    13,900           352,712   15,700           398,387    2,500           63,437
Synopsys, Incorporated*                              8,000           366,000   11,400           521,550    1,400           64,050
TDK Corporation                                      2,000           148,261    3,000           222,391    1,000           74,130
Texas Instruments, Incorporated                      3,200           186,600    6,400           373,200      700           40,819
Thermoquest Corporation*                             7,800           116,513    5,700            85,144     --               --
Tokyo Electron, Ltd.                                 2,000            61,474    4,000           122,948    1,000           30,737
Vitesse Semiconductor Corporation*                   7,800           240,828    8,200           253,175    3,400          104,975
Xilinx, Incorporated*                                 --                --      1,500            51,000     --               --
                                                                  ----------                 ----------                ----------
                                                                   6,726,323                 10,582,492                 1,810,556

FINANCIAL SERVICES:                                                     3.60%                      2.40%                     1.20%
A.G. Edwards, Incorporated                           2,800           119,525     --                --        600           25,613
Acom Company                                         3,700           176,343    5,000           238,302    1,400           66,725
American Express Company                             9,200         1,048,800   14,000         1,596,000    2,600          296,400
Association First Capital Corporation, Class A       9,434           725,239   11,734           902,051    1,295           99,553
Bear Stearns Companies, Incorporated                 1,900           108,063     --                --       --               --
Beneficial Corporation                               2,800           428,925    6,500           995,719      700          107,231
Dain Rauscher Corporation                             --                --      8,100           443,475    1,450           79,388
Enhance Financial Services Group, Incorporated      24,400           823,500     --                --       --               --
Federal Home Loan Mortgage Corporation               7,200           338,500   11,400           536,512    2,900          136,841
Federal National Mortgage Association               27,700         1,640,250   33,500         2,035,125    5,500          334,125
Green Tree Financial Corporation                     8,700           372,469   21,200           907,625    2,500          107,031
Greenpoint Financial Corporation                      --                --      3,000           112,875     --               --
Hartford Financial Services Group, Incorporated      7,600           869,250    9,300         1,063,687    1,500          171,563
Household International, Incorporated               12,300           611,925   23,400         1,164,150    4,500          223,875
International Nederlanded Groep NV*                  4,162           272,723    7,522           492,894    1,405           92,065
Jafco Company, Ltd.*                                 1,000            26,759    3,000            80,278    1,000           26,759
Julius Baer Holdings AG*                                70           219,342      125           391,683       15           47,002
Lehman Brothers Holdings, Incorporated               5,700           442,106   13,400         1,039,337     --               --


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        AGGRESSIVE                  MODERATE             CONSERVATIVE
                                                        ----------                  --------           ------------
                                                   SHARES        VALUE       SHARES          VALUE    SHARES       VALUE
                                                   ------        -----       ------          -----    ------       -----
FINANCIAL SERVICES-CONTINUED
McDonald Company Investments, Incorporated           4,800    $   157,500      9,800     $   321,563   1,600   $    52,500
Morgan Stanley Dean Witter & Company                 1,980        180,923       --              --     1,320       120,615
Nomura Securities Company, Ltd.                     10,000        116,800     18,000         210,241   3,000        35,040
Orix Corporation                                     2,000        135,532      3,000         203,298    --            --
Peoples Heritage Financial Group                    12,800        302,400     24,400         576,450   4,800       113,400
Pioneer Group, Incorporated                         10,400        273,650     13,400         352,588   1,100        28,944
SLM Holding Corporation                              1,000         49,000      2,450         120,050    --            --
Takefuji Corporation*                                2,000         92,573      3,000         138,859   1,000        46,286
TCF Financial Corporation                            6,600        194,700     24,200         713,900    --            --
Travelers Group, Incorporated                       12,447        754,599     25,047       1,518,474   4,047       245,349
                                                              -----------                -----------           -----------
                                                               10,481,746                 16,155,136             2,455,945

FOOD & BEVERAGES:                                                    3.70%                      2.70%                 1.30%
Archer-Daniels-Midland Company                       4,427         85,773     14,349         278,012   2,662        51,576
Asahi Breweries*                                    11,000        139,220     20,000         253,128   3,000        37,969
Campbell Soup Company                                6,900        366,563     11,400         605,625   1,100        58,438
Dekalb Genetics Corporation, Class B                 3,800        359,575      9,700         917,862   1,100       104,088
Devro PLC*                                          18,700        157,210     33,700         283,314   5,900        49,601
Dole Food, Incorporated                              3,900        193,781      6,100         303,094   1,500        74,531
General Mills, Incorporated                          6,088        416,267     11,879         812,227   1,974       134,972
H.J. Heinz Company                                  12,700        712,788     24,400       1,369,450   2,800       157,150
Hershey Foods Corporation                            2,100        144,900      3,600         248,400    --            --
ITOEN, Ltd.*                                         3,000         93,296      6,000         186,591   1,000        31,099
Kao Corporation                                      8,000        123,816     11,000         170,247   3,000        46,431
Nestle SA                                              158        338,683        285         610,916      48       102,891
Nippon Suisan Kaisha, Ltd.*                         80,000         91,994    131,000         150,640  16,000        18,399
PepsiCo, Incorporated                               48,300      1,989,356     74,200       3,056,112  11,700       481,894
Pioneer Hawaii Bred International, Incorporated      1,000         41,375      1,700          70,338    --            --
Quaker Oats Company                                    700         38,456       --              --      --            --
Ralston Purina Company                               6,300        735,919     10,800       1,261,575   1,800       210,262
Sara Lee Corporation                                12,800        716,000     17,900       1,001,281   2,700       151,031
Scottish & Newcastle PLC                            17,000        240,704     32,700         463,001   5,000        70,795
The Coca-Cola Company                               41,000      3,505,500     69,500       5,942,250   9,800       837,900
Tyson Foods, Incorporated, Class A                   3,650         79,159      6,000         130,125     850        18,434
Viscofan Industria Navarra De Envolturas
  Celulosicas SA*                                    1,500         69,840      2,500         116,400     500        23,280
                                                              -----------                -----------            -----------
                                                               10,640,175                 18,230,588              2,660,741

FOREST PRODUCTS:                                                     0.00%                      0.00%                 0.00%
Georgia-Pacific Corporation (Timber Group)           1,400         32,288       --              --       200         4,612
Sumitomo Forestry                                   16,000         90,142     28,000         157,749   5,000        28,170
                                                              -----------                -----------           -----------
                                                                  122,430                    157,749                32,782

GAS & PIPELINE UTILITIES:                                            1.20%                      0.90%                 0.40%
Coastal Corporation                                 23,800      1,661,537     40,500       2,827,406   5,600       390,950
Enron Corporation                                    4,200        227,063      7,600         410,875   1,100        59,469
MCN Energy Group, Incorporated*                      1,100         27,363      1,900          47,262    --            --
Ocean Energy, Incorporated*                         12,402        242,614     15,678         306,701   2,808        54,931
Osaka Gas Company, Ltd.*                            20,000         51,493     35,000          90,114   6,000        15,448
Piedmont Natural Gas, Incorporated                   7,900        265,638     14,200         477,475   3,200       107,600
Questar Corporation                                    600         11,775      1,000          19,625    --            --
Sempra Energy*                                      17,688        490,831     38,272       1,062,054   6,413       177,959
Tokyo Gas Company, Ltd.*                            40,000         89,390     71,000         158,668  12,000        26,817


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      AGGRESSIVE                    MODERATE                     CONSERVATIVE
                                                      ----------                    --------                     ------------
                                                SHARES         VALUE        SHARES          VALUE        SHARES          VALUE
                                                ------         -----        ------          -----        ------          -----
GAS & PIPELINE UTILITIES-CONTINUED
UGI Corporation                                 11,600       $  288,550      16,700       $  415,412        2,400      $   59,700
                                                             ----------                   ----------                   ----------
                                                              3,356,254                    5,815,592                      892,874

HOMEBUILDERS:                                                      0.40%                        0.30%                        0.20%
Barratt Developments                            15,000           66,120      27,000          119,016        4,800          21,158
Beazer Group*                                   59,800          184,719     107,800          332,988       18,800          58,072
Daiwa House Industry Company, Ltd.               9,900           79,735      17,000          150,611        3,000          26,578
Eiffage SA*                                      1,210          104,675       2,200          190,317          330          28,548
Elcor Chemical Corporation                       6,300          159,075      16,100          406,525        2,650          66,912
George Wimpey PLC*                              26,000           50,141      49,000           94,497        9,000          17,357
Sekisui House                                   22,000          171,042      36,000          279,887        7,000          54,423
Societe Generale d'Enterprises SA*               4,500          212,804       8,000          378,319        1,500          70,935
                                                             ----------                   ----------                   ----------
                                                              1,028,311                    1,952,160                      343,983

HOTELS & RESTAURANTS:                                              0.40%                        0.30%                        0.20%
Louisiana Quinta Inns, Incorporated              1,225           28,878        --               --           --              --
McDonalds Corporation                           10,500          724,500      17,800        1,228,200        2,400         165,600
Mirage Resorts, Incorporated*                    2,800           59,675       5,100          108,694          800          17,050
Promus Hotel Corporation*                         --               --         1,433           55,170          323          12,435
Thistle Hotels PLC*                             73,100          264,859     132,000          478,269       23,000          83,335
Yoshinoya D&C Company, Ltd.                         10           86,787          18          156,216            3          26,036
                                                             ----------                   ----------                   ----------
                                                              1,161,699                    2,026,549                      304,456

HOUSEHOLD APPLIANCES:                                              0.40%                        0.30%                        0.20%
Fedders USA, Incorporated                          700            4,681       1,100            7,356         --              --
Matsushita Electric Industrial Company, Ltd.    18,000          290,302      33,000          253,220        5,000          80,639
Philips Electronics NV                           7,200          605,682      12,950        1,089,386        2,350         197,688
Sharp Corporation                               12,000           97,548      22,000          178,839        4,000          32,516
Sony Corporation                                 2,600          224,705       4,500          388,913          700          60,498
                                                             ----------                   ----------                   ----------
                                                              1,222,918                    2,196,714                      371,341

HOUSEHOLD PRODUCTS:                                                0.40%                        0.20%                        0.30%
Black & Decker Corporation                        --               --          --               --          3,000         183,000
Gillette Company                                 6,600          374,138       6,400          362,800        2,800         158,725
Procter & Gamble Company                         2,000          182,125        --               --           --              --
Unilever NV*                                     3,550          281,869       6,450          512,129        1,200          95,280
Unilever PLC*                                   37,300          397,345      69,300          738,231       12,100         128,897
                                                             ----------                   ----------                   ----------
                                                              1,235,477                    1,613,160                      565,902

INDUSTRIAL MACHINERY:                                              0.70%                        0.50%                        0.30%
Alstom*                                          2,000           65,832       4,000          131,664          700          23,041
American Standard Companies, Incorporated *       --               --          --               --            500          22,344
Ingersoll-Rand Company                           8,400          370,125      19,100          841,594        1,650          72,703
Mannesmann AG*                                   9,000          925,726      16,000        1,645,735        2,500         257,146
Minebea Company                                 17,000          169,791      29,000          289,643        5,000          49,939
SPX Corporation                                   --               --         2,500          160,937          400          25,750
Thermo Electron Corporation*                     3,825          130,767       6,075          207,689        1,950          66,666
THK Company, Ltd.*                              14,400          160,382      30,000          334,129        4,500          50,119
TSI, Incorporated                                7,800           63,375      14,400          117,000        2,400          19,500
                                                             ----------                   ----------                   ----------
                                                              1,885,998                    3,728,391                      587,208

INSURANCE:                                                         2.80%                        2.10%                        1.00%
AFLAC, Incorporated                              3,400          103,063       4,200          127,312         --              --

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                                         ----------                    --------                   ------------
                                                    SHARES         VALUE        SHARES          VALUE         SHARES        VALUE
                                                    ------         -----        ------          -----         ------        -----
INSURANCE-CONTINUED
Allstate Corporation                                10,642      $974,408         17,944       $1,642,997        2,562     $234,583
American International Group, Incorporated             900       131,400         13,000          422,907           --           --
Assicurazioni Generali                               6,960       226,418          1,500          168,715        2,320       75,473
AXA-UAP                                                800        89,981          6,904          128,879          300       33,743
CGU PLC*                                             3,822        71,346            500          127,723        1,233       23,017
Fortis AG*                                             300        76,634          5,800          130,738          100       25,544
General Accident PLC*                                   --            --         14,600          302,950        1,000       22,541
Harleysville Group, Incorporated                     7,000       145,250         50,250        2,688,375        4,000       83,000
HSB Group, Incorporated                             28,500     1,524,750        108,000          306,965        6,750      361,125
Istituto Nazionale delle Assicurazioni              60,000       170,536         44,100        2,665,294       19,000       54,003
Marsh & Mclennan Companies, Incorporated            21,600     1,305,450          2,500          187,187        6,300      380,756
MBIA, Incorporated                                      --            --         34,000          272,000          400       29,950
MedPartners, Incorporated*                          24,400       195,200             --               --        4,200       33,600
Mercury General Corporation                            800        51,550         76,000           48,554           --           --
National Mutual Asia, Ltd.*                         42,000        26,833         24,400        1,790,350       14,000        8,944
PMI Group, Incorporated                             10,200       748,425          2,700          134,482        2,500      183,437
Pohjola Insurance Group, Series B                    1,500        74,712          8,800          322,850          450       22,412
Protective Life Corporation                          4,200       154,087          7,500           98,867           --           --
Prudential Corporation                               4,200        55,366         25,600          573,600        1,300       17,137
Selective Insurance Group, Incorporated             13,400       300,244         56,000          800,401        3,800       85,144
Skandia Foersaekrings AB*                           30,000       428,786          9,700          557,144        9,500      135,782
SunAmerica, Incorporated                            16,900       970,694          1,900          218,737        2,400      137,850
Transamerica Corporation                             1,100       126,637          1,500          236,449           --           --
Union Assurance, Ltd.*                                 500        78,816            500           10,656          300       47,290
Zurich Versicherungs                                   275       175,791            530          338,797           95       60,728
                                                               ---------                       ---------                 ---------
                                                               8,206,377                      14,302,929                 2,056,061

INTERNATIONAL OIL:                                                 1.60%                           1.00%                     0.50%
Mobil Corporation                                    1,500       114,938             --               --          600       45,975
Royal Dutch Petroleum Company                        5,400       295,987             --               --           --           --
Royal Dutch Petroleum Company - NLG                 12,300       682,543         22,200        1,231,908        3,850      213,642
Texaco, Incorporated                                48,000     2,865,000         81,400        4,858,562       11,600      692,375
The British Petroleum Company PLC                   22,148       323,210         39,975          583,362        6,915      100,912
The British Petroleum Company PLC, ADR*                900        79,425          2,200          194,150           --           --
The Shell Transport and Trading Company PLC         18,300       128,944         33,100          233,227        5,800       40,867
                                                               ---------                       ---------                 ---------
                                                               4,490,047                       7,101,209                 1,093,771

INVESTMENT COMPANIES:                                              0.00%                           0.00%                     0.00%
Eaton Vance Corporation                                 --            --             --               --        1,200       55,575
                                                               ---------                       ---------                 ---------

LEISURE TIME:                                                      0.80%                           0.50%                     0.30%
Accor SA                                               400       111,947            700          195,908          100       27,987
American Skiing Company*                               130        32,500            370           92,500           --           --
Berjaya Sports Toto BHD*                             9,000        13,337         17,000           25,191        3,000        4,445
Hollywood Entertainment Corporation*                    --            --          8,600          116,637           --           --
King World Productions, Incorporated*               21,600       550,800         22,800          581,400        3,800       96,600
Sodak Gaming, Incorporated*                             --            --            600            3,750           --           --
Stakis PLC*                                         27,000        55,000         50,000          101,852        8,800       17,926
Tanjong PLC*                                        35,000        48,491         63,000           87,284       11,000       15,240
The Walt Disney Company                             13,619     1,430,846         22,734        2,388,491        3,009      316,133
West Marine, Incorporated*                           2,600        46,800             --               --        1,400       25,200
                                                               ---------                       ---------                 ---------
                                                               2,289,721                       3,593,013                   503,831

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         AGGRESSIVE                    MODERATE                   CONSERVATIVE
                                                         ----------                    --------                   ------------
                                                    SHARES         VALUE        SHARES          VALUE         SHARES        VALUE
                                                    ------         -----        ------          -----         ------        -----

LIQUOR:                                                            0.00%                           0.00%                     0.00%
Carlsberg Brewery*                                   6,500       $19,734        11,000          $33,396        4,500      $13,662
                                                               ---------                      ---------                 ---------

MINING:                                                            0.60%                          0.30%                     0.20%
Cookson Group                                       29,919       102,909        54,038          185,868        9,455       32,521
Crown Resources Corporation*                        20,700        90,562          ----             ----        5,100       22,313
Getchell Gold Corporation*                          44,600       685,725        62,500          960,938       11,300      173,737
Stillwater Mining Company*                          31,000       840,875        37,300        1,011,762        6,100      165,463
                                                               ---------                      ---------                 ---------
                                                               1,720,071                      2,158,568                   394,034

MOBILE HOMES:                                                      0.00%                          0.00%                     0.00%
Coachmen Industries, Incorporated                    4,900       128,013          ----             ----          800       20,900
                                                               ---------                      ---------                 ---------

NEWSPAPERS:                                                        0.10%                          0.10%                     0.10%
Ver Ned Uitgevers*                                   8,700       316,286        15,150          550,774        3,200      116,335
                                                               ---------                      ---------                 ---------

NON-FERROUS METALS:                                                0.10%                          0.10%                     0.00%
Pechiney                                             4,154       167,309         7,488          301,591        1,283       51,675
Ryerson Tull, Incorporated, Class A*                  ----          ----        11,800          241,900        1,900       38,950
                                                               ---------                      ---------                 ---------
                                                                 167,309                        543,491                    90,625

OFFICE FURNISHINGS & SUPPLIES:                                     0.00%                          0.00%                     0.00%
Ikon Office Solutions, Incorporated                  2,200        32,038         3,900           56,794          600        8,738
                                                               ---------                      ---------                 ---------

PAPER:                                                             1.30%                          1.00%                     0.50%
Boise Cascade Corporation                           11,000       360,250        22,400          733,600        3,100      101,525
Bowater, Incorporated                                8,500       401,625        14,000          661,500        2,100       99,225
Chesapeake Corporation                              12,000       467,250        21,000          817,687        3,200      124,600
Domtar, Incorporated                                 5,400        36,450          ----             ----         ----         ----
Fort James Corporation                              30,312     1,348,884        71,362        3,175,609        8,475      377,138
Jefferson Smurfit Corporation*                        ----          ----          ----             ----          500        7,859
Kimberly-Clark Corporation                           8,300       380,762        13,900          637,662        1,900       87,163
Minnesota Mining & Manufacturing Company             4,600       378,063         1,000           82,188         ----         ----
Stone Container Corporation                          9,100       142,188          ----             ----        2,400       37,500
UPM-Kymmene Oyj*                                     8,800       242,435        17,700          487,626        3,000       82,648
Willamette Industries, Incorporated                  1,700        54,400         2,800           89,600          400       12,800
                                                               ---------                      ---------                 ---------
                                                               3,812,307                      6,685,472                   930,458

PETROLEUM SERVICES:                                                1.70%                          1.30%                     0.70%
BG PLC ADS*                                         14,000        80,997        25,200          145,795        4,400       25,456
Broken Hill Proprietary Company                      8,114        68,752        14,357          121,650        3,205       27,157
Diamond Offshore Drilling, Incorporated              2,100        84,000         2,300           92,000          800       32,000
Dresser Industries, Incorporated                     5,500       242,344        10,500          462,656        1,500       66,094
Halliburton Company                                  8,100       360,956        10,200          454,538        1,600       71,300
Noble Drilling Corporation *                         6,000       144,375        15,200          365,750        1,300       31,281
Schlumberger, Ltd                                    4,100       280,081         7,300          498,681        1,100       75,144
TOTAL SA, ADR                                       30,346     1,983,870        46,628        3,048,305        8,089      528,818
TOTAL SA, B Shares                                   6,422       834,923        11,616        1,510,193        2,033      264,310
Transocean Offshore, Incorporated                    5,600       249,200        23,700        1,054,600        1,400       62,300
Western Atlas, Incorporated*                         6,000       509,250         7,900          670,513        1,500      127,312
Woodside Petroleum, Ltd.                            13,700        68,544        22,400          112,073        4,300       21,514
                                                               ---------                      ---------                 ---------
                                                               4,907,292                      8,536,804                 1,332,686

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         AGGRESSIVE                     MODERATE                   CONSERVATIVE
                                                         ----------                     --------                   ------------
                                                    SHARES         VALUE         SHARES          VALUE         SHARES        VALUE
                                                    ------         -----         ------          -----         ------        -----
PHOTOGRAPHY:                                                        0.10%                           0.10%                      0.10%
Canon, Incorporated                                  8,000      $182,252         14,000         $318,941        2,000      $45,563
Fuji Photo Film Company                              6,000       209,590         10,000          349,317        2,000       69,863
                                                               ---------                      ---------                 ----------
                                                                 420,713                         718,782                   115,426

POLLUTION CONTROL:                                                 0.40%                           0.30%                     0.10%
Republic Industries, Incorporated*                   2,700        67,500         10,800          270,000        1,000       25,000
Sevenson Environmental Services                      4,320        36,180          7,520           62,980         ----         ----
Stericycle, Incorporated*                           23,100       334,950           ----             ----         ----         ----
USA Waste Services, Incorporated *                  11,990       590,006         30,870        1,524,206        5,175      255,516
                                                               ---------                      ---------                 ----------
                                                               1,030,636                       1,857,186                   280,516

PUBLISHING:                                                        0.90%                           0.60%                     0.20%
Meredith Corporation                                   900        42,244           ----             ----         ----         ----
Playboy Enterprises, Incorporated, Class B*         14,800       262,700         15,600          276,900         ----         ----
Time Warner, Incorporated                           14,100     1,204,668         25,200        2,153,025        3,000      256,312
Times Mirror Company, Series A                      16,200     1,018,575         26,900        1,691,337        2,500      157,188
                                                               ---------                      ---------                 ----------
                                                               2,528,187                       4,121,262                   413,500

RAILROADS & EQUIPMENT:                               0.50%                        0.30%                         0.10%
Canadian National Railway Company                    4,900       260,313           ----             ----         ----         ----
CSX Corporation                                     16,800       764,400         35,400        1,610,700        4,200      191,100
East Japan Railway                                      22       103,739             28          132,032            3       14,146
Norfolk Southern Corporation                         5,600       166,950          9,400          280,237        1,300       38,757
Wisconsin Central Transportation Corporation*         ----          ----           ----             ----          800       17,500
                                                               ---------                      ---------                 ----------
                                                               1,295,402                       2,022,969                   261,503

REAL ESTATE:                                                       0.20%                           0.20%                     0.10%
Cheung Kong Holdings, Ltd.                          33,000       162,274         66,000          324,548       10,000       49,174
Mitsubishi Estate Company, Ltd.                     14,000       123,526         25,000          220,583        4,000       35,293
Mitsui Fudosan Company                               8,000        63,412         14,000          110,971        3,000       23,779
New World Development Company                       16,609        32,155         28,584           55,583        6,631       12,315
Sumitomo Realty & Development Company, Ltd.*        20,000        88,523         46,000          203,602        7,000       30,983
Sun Hung Kai Properties, Ltd.                       30,362       128,925         54,652          232,067        8,096       34,378
                                                               ---------                      ---------                 ----------
                                                                 598,815                       1,147,109                   185,922

RETAIL GROCERY:                                                    0.80%                           0.50%                     0.30%
Giant Foods, Incorporated, Class A                   6,900       297,131         17,000          732,093        2,500      107,656
Safeway, Incorporated *                             26,600     1,082,287         23,400          952,088        4,400      179,025
Somerfield PLC*                                     46,800       299,284         84,500          540,373       13,100       83,774
Starbucks Corporation *                              9,800       523,688         16,700          892,406        2,500      133,594
                                                               ---------                      ---------                 ----------
                                                               2,202,390                       3,116,930                   504,049

RETAIL TRADE:                                                      3.70%                           2.70%                     1.20%
Boots Company                                       14,300       237,096         25,800          427,767        4,500       74,611
Colruyt SA*                                            100        78,516            150          117,774         ----         ----
Consolidated Stores Corporation *                    7,812       283,185         12,031          436,124        2,656       96,280
CVS Corporation                                     58,600     2,281,737        102,000        3,971,625        9,600      373,800
Dayton Hudson Corporation                           10,800       523,800         24,000        1,164,000        1,800       87,300
Federated Department Stores, Incorporated*           2,400       129,150          5,100          274,444          600       32,288
Haverty Furniture Companies, Incorporated            5,600       123,900           ----             ----         ----         ----
Home Depot, Incorporated                            22,050     1,831,528         40,950        3,401,409        5,250      436,078

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         AGGRESSIVE                     MODERATE                   CONSERVATIVE
                                                         ----------                     --------                   ------------
                                                    SHARES         VALUE         SHARES          VALUE         SHARES        VALUE
                                                    ------         -----         ------          -----         ------        -----
RETAIL TRADE-CONTINUED
Isetan Company, Ltd.*                               14,000      $117,451         25,000         $209,734        4,000      $33,558
Ito-Yokado Company, Ltd.                             5,000       236,132          8,000          377,811        1,000       47,226
Kingfisher                                          14,189       228,622         25,691          413,949        4,449       71,685
Lowe's Companies, Incorporated                      18,000       730,125         31,600        1,281,775        5,000      202,812
Marui Company, Ltd.                                  5,000        74,854          8,000          119,766        1,000       14,971
Mitsubishi Corporation                              11,000        68,417         20,000          124,394        3,000       18,659
Moebel Walther AG*                                   2,000        82,065          3,500          143,614          600       24,619
Proffitt's, Incorporated *                          10,452       421,999         17,480          705,755          980       39,567
TJX Companies, Incorporated                         19,600       472,850         22,800          550,050        4,800      115,800
Wal-Mart Stores, Incorporated                       45,000     2,733,750         76,600        4,653,450       12,700      771,525
                                                              ----------                      ----------                 ---------
                                                              10,655,177                      18,373,441                 2,440,779

SHIPBUILDING:                                                      0.00%                           0.00%                     0.00%
Avondale Industries, Incorporated *                   ----          ----           ----             ----        3,100       85,541
                                                               ---------                      ----------                 ---------

SOFTWARE:                                                          3.00%                           2.30%                     1.10%
BMC Software, Incorporated *                          ----          ----          3,600          186,975         ----         ----
Cadence Design Systems, Incorporated*                 ----          ----           ----             ----          200        6,250
Electronic Arts*                                      ----          ----          1,000           54,000         ----         ----
Keane, Incorporated *                                 ----          ----           ----             ----        1,000       56,000
Micro Focus Group, Incorporated PLC, ADR*            1,500        50,438           ----             ----         ----         ----
Microsoft Corporation*                              64,400     6,979,350        109,200       11,834,550       15,100    1,636,463
Oracle Corporation*                                 15,000       368,437         25,350          622,659        3,687       90,562
PeopleSoft, Incorporated*                           11,900       559,300         21,600        1,015,200        2,200      103,400
SAP AG*                                              1,350       819,679          2,600        1,578,641          450      273,226
                                                              ----------                      ----------                 ---------
                                                               8,777,204                      15,292,025                 2,165,901

STEEL:                                                             0.10%                           0.10%                     0.00%
Amcast Industrial Corporation                        5,400       100,575          6,500          121,062         ----         ----
Nippon Steel Corporation                            38,000        67,057         70,000          123,526       12,000       21,176
Sumitomo Metal Industry                             75,000       120,959        152,000          245,144       24,000       38,707
                                                              ----------                      ----------                 ---------
                                                                 288,591                         489,732                    59,883

TELECOMMUNICATIONS SERVICES:                                       0.70%                           0.60%                     0.20%
ADC Telecommunications, Incorporated*                1,900        69,409          3,500          127,859          400       14,613
Ascend Communications, Incorporated*                   900        44,606          7,000          346,937         ----         ----
Cable & Wireless ADS                                 9,300       113,045         16,800          204,211        2,900       35,251
Comsat Corporation                                  22,700       642,694         51,500        1,458,094        7,500      212,344
Hong Kong Telecommunications, Ltd.                  33,600        63,098         60,000          112,674       10,000       18,779
ICG Communications, Incorporated*                      700        25,594          1,100           40,219         ----         ----
IXC Communications, Incorporated*                    7,100       341,687         15,000          712,875         ----         ----
L.M. Ericsson  Telefonaktiebolaget                  11,200       327,182         20,200          590,095        3,600      105,165
Portugal Telecom SA*                                 1,300        68,944          2,300          121,977          400       21,213
Superior Telecom, Incorporated                       3,475       144,647          8,975          373,584          750       31,219
Telstra Corporation, Ltd. *                         29,400        75,555         57,300          147,256        9,200       23,643
USCS International, Incorporated*                    3,700        76,544          2,600           53,788         ----         ----
                                                              ----------                      ----------                 ---------
                                                               1,993,005                       4,298,569                   462,227

TELEPHONE:                                                         5.00%                           3.40%                     1.80%
American Telephone & Telegraph Corporation          61,100     3,490,337         73,800        4,215,825        9,600      548,400
Ameritech Corporation                                8,500       381,438           ----             ----          900       40,388
BellSouth Corporation                                  400        26,850          2,000          134,250         ----         ----

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         AGGRESSIVE                     MODERATE                   CONSERVATIVE
                                                         ----------                     --------                   ------------
                                                    SHARES         VALUE         SHARES          VALUE         SHARES        VALUE
                                                    ------         -----         ------          -----         ------        -----
TELEPHONE-CONTINUED
British Telecommunication                            13,800      $170,510         24,900         $307,659        5,600      $69,192
Cellular Communications International                   400        19,950           ----             ----         ----         ----
Cincinnati Bell, Incorporated                          ----          ----           ----             ----        1,000       28,625
DDI Corporation                                          43       150,206             76          265,481           13       45,411
EXCEL Communications, Incorporated*                   8,300       190,381           ----             ----        3,400       77,988
GTE Corporation                                      10,700       595,188         16,000          890,000        2,100      116,812
MCI Communications Corporation                       31,900     1,854,187         53,900        3,132,937        7,600      441,750
McLeodUSA, Incorporated*                              7,600       295,450         13,500          524,813        1,700       66,088
Nippon Telegraph & Telephone Corporation                 76       632,097            139        1,156,071           24      199,609
Qwest Communications International, Incorporated*    19,392       676,296         71,600        2,497,050       13,600      474,300
SBC Communications, Incorporated                      3,086       123,440          4,696          187,840         ----         ----
Sprint Corporation                                      800        56,400            600           42,300         ----         ----
Telecom Corporation Of New Zealand                   14,000        57,842         25,000          103,290        4,000       16,526
Telecom Italia Mobile*                               53,500       327,308        100,500          614,850       17,200      105,228
Telecom Italia Mobile RISP*                         102,100       344,787        186,400          629,464       27,800       93,879
Telecom Italia SPA RISP*                             51,000       246,999         92,000          445,566       16,000       77,490
Telefonica SA*                                       11,000       508,575         19,800          915,435        3,450      159,508
Telephone Save Holdings, Incorporated                26,300       387,925         38,700          570,825        7,300      107,675
Teleport Communications Group Incorporated,
  Class A*                                            3,400       184,450          8,000          434,000        1,300       70,525
U. S. West, Incorporated                               ----          ----            742           34,874         ----         ----
Vodafone Group                                       64,231       815,610         76,002          965,079       13,200      167,614
WorldCom, Incorporated *                             58,350     2,826,328         98,800        4,785,625       13,700      663,594
                                                               ----------                      ----------                 ---------
                                                               14,362,554                      22,853,234                 3,570,602

TIRES & RUBBER:                                                     0.00%                           0.00%                     0.00%
Bridgestone Corporation                               4,000        94,887          7,000          166,052        1,000       23,722

TOBACCO:                                                            0.80%                           0.60%                     0.30%
BAT Industries PLC                                   33,142       332,023         59,875          599,840       10,466      104,851
Philip Morris Companies, Incorporated                46,500     1,830,938         77,600        3,055,500       10,800      424,250
RJR Nabisco Holdings Corporation, Class A*            4,900       116,375          8,100          192,375        1,100       26,125
Rothmans Pall Mall*                                   3,000        20,782          6,000           41,564        1,000        6,927
Swedish Match Company                                24,500        81,400         43,800          145,524        7,700       25,583
                                                                ---------                       ---------                   -------
                                                                2,381,518                       4,034,803                   588,736

TRANSPORTATION:                                                     0.00%                           0.00%                     0.00%
TNT Post Group NV*                                    1,000        25,581          2,000           51,162          400       10,232
                                                                ---------                       ---------                   -------

TRUCKING & FREIGHT:                                                 0.40%                           0.50%                     0.20%
Air Express International Corporation                11,850       316,987         31,350          838,613        3,000       80,250
Expeditores International of  Washington,
  Incorporated                                        6,600       290,400         29,400        1,293,600        2,000       88,000
Kirby Corporation*                                     ----          ----            600           15,150         ----         ----
Malaysia International Shipping BHD*                 28,000        40,817         51,000           74,345       12,000       17,493
NCL Holdings AS*                                     52,355       258,889         84,111          415,918       14,666       72,521
Peninsular & Oriental Steam Navigation Company*      21,120       304,329         38,186          550,242        6,666       96,054
U.S. Freightways Corporation                          2,000        65,688          3,000           98,531         ----         ----
                                                                ---------                       ---------                   -------
                                                                1,277,110                       3,286,399                   354,318

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                        AGGRESSIVE                MODERATE                  CONSERVATIVE
                                                        ----------                --------                  ------------
                                                   SHARES       VALUE        SHARES       VALUE         SHARES        VALUE
                                                   ------       -----        ------       -----         ------        -----
TOTAL COMMON STOCKS
(Cost: $152,215,756, $261,259,094 and
  $37,317,339 respectively)                                  $209,633,312              $360,095,844                 $52,539,142
                                                             ------------              ------------                 -----------

PREFERRED STOCK:                                    2.10%                     1.70%                     0.20%
APPAREL & TEXTILES:                                                  0.10%                     0.10%                       0.10%
Hugo Boss AG                                         150         $331,032      250         $551,720       50           $110,344
                                                                 --------                 ---------                    --------

AUTOMOBILES:                                                         0.10%                     0.00%                       0.00%
Volkswagen AG                                        150          103,468      250          172,447       50             34,489
                                                                 --------                 ---------                    --------

BROADCASTING:                                                        0.20%                     0.20%                       0.00%
CBS Radio, Incorporated, Series B*                   586           69,588      325           38,594     ----               ----
Citadel Broadcasting Company, Series B*            1,811          214,151    3,782          447,221     ----               ----
EchoStar Communications Corporation*                 211          235,792      409          457,057     ----               ----
Granite Broadcasting Corporation*                   ----             ----       11           12,898     ----               ----
News Corporation                                  13,300           94,448   31,000          220,143    3,000             21,304
                                                                 --------                 ---------                    --------
                                                                  613,979                 1,175,913                      21,304

COSMETICS & TOILETRIES:                                              0.10%                     0.10%                       0.10%
Wella AG*                                            300          336,023      550          616,041      100            112,008
                                                                 --------                 ---------                    --------

FINANCIAL SERVICES:                                                  0.00%                     0.00%                       0.00%
BTI Capital Trust*                                   100            4,225      100            4,225     ----               ----
                                                                 --------                 ---------                    --------

INDUSTRIALS:                                                         0.30%                     0.30%                       0.00%
CSC Holdings, Incorporated*                        7,600          875,859   16,505        1,902,156     ----               ----
CSC Holdings, Incorporated, Series H*                339           39,624      690           80,693     ----               ----
                                                                 --------                 ---------                    --------
                                                                  915,483                 1,982,849

PUBLISHING:                                                          0.30%                     0.30%                       0.00%
PRIMEDIA, Incorporated, Series D*                    390           41,242    1,100          116,325     ----               ----
PRIMEDIA, Incorporated, Series F*                    800           81,400    1,600          162,800     ----               ----
Time Warner, Incorporated, Series M                  686          763,175    1,627        1,810,038     ----               ----
                                                                 --------                 ---------                    --------
                                                                  885,817                 2,089,163                        ----

SOFTWARE:                                                           0.00%                     0.00%                       0.00%
Concentric Network Corporation*                      100           99,250      121          120,093     ----               ----
                                                                 --------                 ---------                    --------

TELECOMMUNICATIONS SERVICES:                                         0.70%                     0.50%                       0.00%
Benedek Communications Corporation*                  100           98,250      398          391,035     ----               ----
Intermedia Communications, Incorporated, Series
  B*                                               4,011          472,791    8,156          961,422     ----               ----
IXC Communications, Incorporated*                    765          885,487      765          885,488     ----               ----
NEXTLINK Communications*                           7,886          463,303   20,487        1,203,611     ----               ----
                                                                 --------                 ---------                    --------
                                                                1,919,831                 3,441,556                        ----

TELEPHONE:                                                           0.30%                     0.20%                       0.00%
Adelphia Communications Corporation*                 904          109,158    2,048          247,296     ----               ----
E. Spire Communications, Incorporated*              ----             ----      222          249,195     ----               ----
Hyperion Telecommunications, Incorporated,
  Series B*                                           10           10,270       25           24,648     ----               ----

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                         AGGRESSIVE                   MODERATE                    CONSERVATIVE
                                                         ----------                   --------                    ------------
                                                      SHARES     VALUE           SHARES       VALUE           SHARES        VALUE
                                                      ------     -----           ------       -----           ------        -----
TELEPHONE-CONTINUED
NEXTEL Communications, Incorporated,
  Series D*                                             511      $568,488            674         $749,825         ----         ----
Winstar Communications, Incorporated*                 1,000       119,250          2,750          327,938         ----         ----
                                                               ----------                     -----------                  --------
                                                                  807,166                       1,598,902                      ----

TOTAL PREFERRED STOCK
(Cost: $5,053,380, $9,932,815 and
  $194,446 respectively)                                       $6,016,274                     $11,752,909                  $278,145
                                                               ----------                     -----------                  --------


WARRANTS:                                              0.00%                        0.00%                         0.00%
BUSINESS SERVICES:                                                   0.00%                           0.00%                     0.00%
Protection One, Incorporated, (Expiration date
  06/30/05;strike price $6.60)*                         960        10,560          3,200           35,200         ----         ----
                                                               ----------                     -----------                  --------

CHEMICALS:                                                           0.00%                           0.00%                     0.00%
Sterling Chemicals Holdings, Incorporated,
  (Expiration date 08/05/2008; strike price              40           960            120            2,880         ----         ----
  $0.01)*
                                                               ----------                     -----------                  --------

INDUSTRIALS:                                                         0.00%                           0.00%                     0.00%
McCaw International, Ltd., (Expiration date
  04/15/2007; strike price $36.45)*                     250           719            250              719         ----         ----
                                                               ----------                     -----------                  --------

SOFTWARE:                                                            0.00%                           0.00%                     0.00%
Loral Orion Network Systems, Incorporated,
  (Expiration date  01/15/2007; strike price
  $0.01)*                                               150         2,100            260            3,640         ----         ----
Orbital Imaging Corporation, (Expiration date
  03/01/2005; strike price $1.00)*                      270        12,150            570           25,650         ----         ----
                                                               ----------                     -----------                  --------
                                                                   14,250                          29,290                      ----

TELECOMMUNICATIONS SERVICES:                                         0.00%                           0.00%                     0.00%
Globalstar Telecommunications, (Expiration date
  02/15/2004; strike price $17.39)*                     200        24,600           ----             ----         ----         ----
Highwaymaster Communications, (Expiration date
  09/15/2005; strike price $9.625)*                     330         3,341            620            6,278         ----         ----
Microcell Telecommunications, Incorporated,
  (Expiration date 06/15/2006; strike price $0.01)*   1,280        35,549          3,760          104,426         ----         ----
Powertel, Incorporated, (Expiration date
  02/01/2006; strike price $18.15)*                   1,312        12,464          3,488           33,136         ----         ----
                                                               ----------                     -----------                  --------
                                                                   75,954                         143,840                      ----

TELEPHONE:                                                           0.00%                           0.00%                     0.00%
Hyperion Telecommunications, Incorporated,
  (Expiration date 04/15/2001; strike price
  $0.018)*                                              220        16,335            830           61,627         ----         ----
                                                               ----------                     -----------                  --------

TOTAL WARRANTS
(Cost: $16,374, $42,369 and $0 respectively)                     $118,778                        $273,556                      ----
                                                               ----------                     -----------                  --------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                       AGGRESSIVE                   MODERATE                      CONSERVATIVE
                                                       ----------                   --------                      ------------
                                                 PRINCIPAL                 PRINCIPAL                       PRINCIPAL
                                                  AMOUNT       VALUE        AMOUNT            VALUE          AMOUNT         VALUE
                                                  ------       -----        ------            -----          ------         -----
U.S. TREASURY OBLIGATIONS:                          4.40%                      5.10%                           6.80%
U.S. TREASURY BONDS:                                             1.50%                          4.00%                         5.20%
6.50% due 11/15/2026                             $360,000     $399,769          ----             ----           ----           ----
7.125% due 02/15/2023                             770,000      910,887      $350,000         $414,039        $60,000        $70,978
7.625% due 02/15/2025                             415,000      522,510       850,000        1,070,201        790,000        994,657
8.125% due 08/15/2019 ****                           ----         ----          ----             ----        401,000        517,539
8.875% due 08/15/2017 - 02/15/2019 ****           759,000    1,044,628     9,200,000       12,641,440      4,956,000      6,820,965
9.00% due 11/15/2018                                 ----         ----     1,845,000        2,564,255        320,000        444,749
10.75% due 05/15/2003 - 08/15/2005                617,000      763,420     7,800,000       10,020,627        705,000        859,106
12.75% due 11/15/2010                             373,000      531,234          ----             ----        517,000        736,322
13.875% due 05/15/2011                             30,000       45,525          ----             ----           ----           ----
                                                             ---------                     ----------                    ----------
                                                             4,217,973                     26,710,562                    10,444,316

U.S. TREASURY NOTES:                                             2.90%                          1.10%                         1.60%
5.75% due 10/31/2000                            3,150,000    3,164,773          ----             ----           ----           ----
5.875% due 07/31/1999                                ----         ----       840,000          843,016        660,000        662,369
6.875% due 03/31/2000                           2,305,000    2,356,148          ----             ----           ----           ----
7.00% due 07/15/2006                            2,105,000    2,298,723     3,570,000        3,898,547      2,425,000      2,648,173
7.50% due 11/15/2001                                 ----         ----     2,670,000        2,828,117           ----           ----
7.875% due 08/15/2001                             600,000      639,372          ----             ----           ----           ----
                                                             ---------                     ----------                    ----------
                                                             8,459,016                      7,569,680                     3,310,542
TOTAL US TREASURY OBLIGATIONS
(Cost: $12,185,883, $33,035,050, and
$12,954,143 respectively)                                  $12,676,989                    $34,280,242                   $13,754,858
                                                           -----------                    -----------                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS:
                                                    0.00%                      8.30%                          15.20%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION:                                                      0.10%                         0.20%
7.04% due 08/10/2005                                 ----         ----      $800,000         $856,376       $300,000       $321,141
                                                                                           ----------                    ----------
FEDERAL HOME LOAN BANK:                                                                         0.00%                         0.10%
7.59% due 03/10/2005                                 ----         ----       280,000          307,213        120,000        131,663
                                                                                           ----------                    ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION:                                                         0.80%                         1.60%
6.50% due 07/01/2006                                 ----         ----          ----             ----         11,310         11,397
8.00% due 04/01/2023 - 07/01/2024                    ----         ----     1,864,290        1,929,002      1,152,318      1,194,774
9.50% due 09/01/2016 - 12/01/2022                    ----         ----     3,217,758        3,483,054      1,923,585           ----
                                                                                           ----------                    ----------
                                                                                            5,412,056                     3,287,099

FEDERAL NATIONAL MORTGAGE ASSOCIATION:                                                          6.80%                        12.10%
6.00% due 12/01/2008 - 04/01/2013                    ----         ----    11,091,774       10,991,748      6,885,687      6,818,809
6.50% due 01/01/2008 -02/01/2028                     ----         ----    13,716,295       13,711,729      6,053,201      6,061,412
7.00% due 12/01/2025 -03/01/2028                     ----         ----    12,876,449       13,058,292      6,053,201      6,139,353
7.49% due 03/02/2005                                 ----         ----       470,000          513,917        200,000        218,688
7.50% due 12/01/2006 -03/01/2028                     ----         ----     6,980,790        7,161,261      4,460,404      4,575,148
8.50% due 11/01/2008 -07/01/2024                     ----         ----       491,404          515,556        633,453        662,910
                                                                                           ----------                    ----------
                                                                                           45,952,503                    24,476,320

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                      AGGRESSIVE                MODERATE                       CONSERVATIVE
                                                      ----------                --------                 ------------
                                               PRINCIPAL              PRINCIPAL                      PRINCIPAL
                                                 AMOUNT       VALUE     AMOUNT          VALUE          AMOUNT         VALUE
                                                 ------       -----     ------          -----          ------         -----
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION:                                                                                0.60%                       1.20%
7.50% due 10/15/2022 - 05/15/2023                ----           ----    $2,825,205     $2,934,397   $1,870,193     $1,924,223
9.00% due 05/15/2017 - 01/15/2025                ----           ----     1,123,090      1,208,257      469,967        505,528
                                                                                      -----------                 -----------
                                                                                        4,142,654                   2,429,751
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $0, $55,608,841, and  $30,096,929
respectively)                                                   ----                  $56,670,802                 $30,645,974
                                                                                      -----------                 -----------

FOREIGN BOND OBLIGATIONS:                       0.00%                        0.60%                       0.50%
Deutsche Mortgage Asset Receiving
  Corporation, Series 1998-C1, Class D,
  7.231% due 06/15/2031                          ----           ----      $700,000       $700,437     $360,000       $360,225
Government Backed Trust, Series T-3,
  9.625% due 05/15/2002                          ----           ----       149,726        158,369       62,368         65,987
Government Loan Trusts, Series 1-B, 8.50%
  due 04/01/2006                                 ----           ----     1,120,000      1,235,113         ----           ----
Government Trust Certificates,
  Class 1C, 9.25% due 11/15/2001                 ----           ----       381,151        404,195      447,836        474,912
  Class 2E, 9.40% due 05/15/2002                 ----           ----       940,526        994,268         ----           ----
Israel Export Trust,
  6.88% due 01/26/2003                           ----           ----       329,412        335,941      141,176        143,975

TOTAL FOREIGN BOND OBLIGATIONS
(Cost: $0, $3,854,384, and  $1,058,545
respectively)                                                   ----                   $3,828,323                  $1,045,099
                                                                                       ----------                  ----------
CORPORATE BONDS:                                6.60%                       15.20%                     17.20%
APPAREL & TEXTILES:                                            0.00%                        0.10%                       0.10%
Unifi, Incorporated,
  6.50% due 02/01/2008                           ----           ----      $500,000       $509,562    $280,000        $285,355
                                                                                      -----------                 -----------

BANKING:                                                       0.00%                        1.90%                       3.50%
BankAmerica Capital II,
  8.00% due 12/15/2026                           ----           ----       480,000        521,669     270,000         293,439
Banponce Corporation,
   5.75% due 03/01/1999                          ----           ----       490,000        489,098     270,000         269,503
   6.378% due 04/08/1999                         ----           ----       590,000        591,764     330,000         330,986
   6.665% due 03/05/2001                         ----           ----       820,000        830,020     430,000         435,255
Capital One Bank,
   6.375% due 02/15/2003                         ----           ----       600,000        600,540     340,000         340,306
   6.42% due 11/12/1999                          ----           ----     3,380,000      3,389,802   1,600,000       1,604,640
Den Danske Bank Aktieselskab,
  6.375% VR due 06/15/2008                       ----           ----       920,000        909,070     480,000         474,298
First Tennessee National Corporation, 6.75%
  due 11/15/2005                                 ----           ----       350,000        361,319     190,000         196,145
Firstar Corporation,
  7.15% due 09/01/2000                           ----           ----       820,000        821,419     360,000         360,623
Fleet Financial Group, Incorporated, 7.625%
  due 12/01/1999                                 ----           ----       150,000        153,336      80,000          81,779


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           AGGRESSIVE                MODERATE                    CONSERVATIVE
                                                           ----------                --------                    ------------
                                                    PRINCIPAL                PRINCIPAL                  PRINCIPAL
                                                      AMOUNT      VALUE        AMOUNT        VALUE        AMOUNT            VALUE
                                                      ------      -----        ------        -----        ------            ------
BANKING - CONTINUED
Kansallis Osake Pankki New York,
  10.00% due 05/01/2002                               ----          ----      $360,000     $405,896       $150,000        $169,123
Long Island Savings Bank,
   6.20% due 04/02/2001                               ----          ----       600,000      600,918        250,000         250,383
   7.00% due 06/13/2002                               ----          ----       600,000      613,386        350,000         357,808
Mellon Capital I, Series A,
  7.72% due 12/01/2026                                ----          ----       320,000      341,082        180,000         191,858
Provident Bank,
  6.125% due 12/15/2000                               ----          ----     1,040,000    1,040,801        520,000         520,400
Providian National Bank,
  6.70% due 03/15/2003                                ----          ----       500,000      505,500        260,000         262,860
Shawmut National Corporation,
  8.625% due 12/15/1999                               ----          ----          ----         ----        360,000         372,629
Union Planters Corporation,
  6.75% due 11/01/2005                                ----          ----       850,000      864,875        450,000         457,875
                                                                                         ----------                      ---------
                                                                                         13,040,495                      6,969,910

BROADCASTING:                                                      0.40%                      0.50%                          0.20%
Ascent Entertainment Group, Incorporated.
  Step up to 11.875% due 12/15/2002                $10,000        $6,450        10,000        6,450           ----            ----
Citadel Broadcasting Company, Series B,
  10.25% due 07/01/2007                            390,000       428,025       810,000      888,975           ----            ----
EchoStar Communications Corporation, Step
  up to 12.875% due 06/01/2004                     240,000       233,400       650,000      632,125           ----            ----
EchoStar Satellite Broadcast Corporation,
  Step up to 13.125% due 03/15/2004                690,000       633,938     1,730,000    1,589,438           ----            ----
Hearst-Argyle Television, Incorporated,
  7.50% due 11/15/2027                                ----          ----       560,000      596,534        290,000         308,920
                                                               ---------                 ----------                      ---------
                                                               1,301,813                  3,713,522                        308,920

BUSINESS SERVICES:                                                 0.20%                      0.50%                          0.50%
Comdisco, Incorporated,
  5.75% due 02/15/2001                                ----          ----     1,700,000    1,682,677      1,000,000         989,810
Federal Data Corporation,
  10.125% due 08/01/2005                           170,000       172,550       370,000      375,550           ----            ----
Protection One Alarm, Incorporated,
  Step up to 13.625% due 06/30/2005                195,000       222,300       650,000      741,000           ----            ----
Psinet, Incorporated,
  10.00% due 02/15/2005                            160,000       163,200       340,000      346,800           ----            ----
                                                               ---------                  ---------                        -------
                                                                 558,050                  3,146,027                        989,810

CHEMICALS:                                                         0.10%                      0.10%                          0.00%
Huntsman Corporation,
  9.50% due 07/01/2007                             210,000       210,000       540,000      540,000           ----            ----
                                                               ---------                  ---------                        -------

COMPUTERS & BUSINESS EQUIPMENT:                                    0.00%                      0.00%                          0.00%
Decisionone Corporation,
  9.75% due 08/01/2007                              20,000        19,300        30,000       28,950           ----            ----
                                                               ---------                  ---------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                           AGGRESSIVE                  MODERATE                   CONSERVATIVE
                                                           ----------                  --------                   ------------
                                                    PRINCIPAL                  PRINCIPAL                   PRINCIPAL
                                                      AMOUNT        VALUE        AMOUNT        VALUE         AMOUNT         VALUE
                                                      ------        -----        ------        -----         ------         ------
CONGLOMERATES:                                                      0.00%                          0.30%                    0.50%
Raytheon Company,
   5.95% due 03/15/2001                               ----           ----      $860,000         $856,801    $430,000     $428,400
   6.45% due 08/15/2002                               ----           ----     1,070,000        1,080,614     600,000      605,952
                                                                                               ---------                ---------
                                                                                               1,937,415                1,034,352

COSMETICS & TOILETRIES:                                             0.00%                          0.00%                    0.00%
Revlon Consumer Products Corporation,
  8.625% due 02/01/2008                           $160,000       $160,000       340,000          340,000        ----         ----
                                                                ---------                      ---------
CRUDE PETROLEUM & NATURAL GAS:                                      0.00%                          0.20%                    0.30%
Occidental Petroleum Corporation,
  5.93% due 11/09/1998                                ----           ----       470,000          469,704     270,000      269,830
Union Oil Company,
  7.67% due 04/19/2002                                ----           ----       680,000          719,440     390,000      412,620
                                                                                               ---------                ---------
                                                                                               1,189,144                  682,450

DRUGS & HEALTH CARE:                                                0.10%                          0.10%                    0.00%
Integrated Health Services, Incorporated,
  Series A, 9.25% due 01/15/2008                   246,000        255,533       520,000          540,150        ----         ----
Oxford Health Plans, Incorporated,
  11.00% due 05/15/2005                             60,000         60,975       100,000          101,625        ----         ----
                                                                ---------                      ---------
                                                                  316,508                        641,775

ELECTRICAL EQUIPMENT:                                               0.10%                          0.10%                    0.00%
Hadco Corporation,
  9.50% due 06/15/2008                              75,000         74,625       160,000          159,200        ----         ----
SC International Services, Incorporated,
  Series B, 9.25% due 09/01/2007                    90,000         93,150       190,000          196,650        ----         ----
                                                                ---------                      ---------
                                                                  167,775                        355,850

ELECTRIC UTILITIES:                                                 0.00%                          0.50%                    0.90%
Avon Energy Partners Holdings,
   6.46% due 03/04/2008                               ----           ----       650,000          652,880     360,000      361,595
   6.73% due 12/11/2002                               ----           ----       930,000          945,568     520,000      528,704
British Columbia Hydro & Power,
  12.50% due 01/15/2014                               ----           ----       460,000          493,870     260,000      279,144
Israel Electric Corporation,
  7.75% due 12/15/2027                                ----           ----       880,000          919,922     500,000      522,683
Niagara Mohawk Power Corporation,
  Series H, Step up to 8.50% due 07/01/2010         20,000         13,700        30,000           20,550        ----         ----
Texas Utilities Company,
  6.375% due 01/01/2008                               ----           ----       370,000          363,084     220,000      215,888
                                                                ---------                      ---------                ---------
                                                                   13,700                      3,395,874                1,908,014
FINANCIAL SERVICES:                                                 0.40%                          3.20%                    5.00%
Ahmanson Capital Trust 1, Series A, 8.36%
  due 12/01/2026                                      ----           ----     1,080,000         1,213,845    720,000     $809,230


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    AGGRESSIVE                    MODERATE                      CONSERVATIVE
                                              ----------------------      ---------------------------     -------------------------
                                              PRINCIPAL                   PRINCIPAL                       PRINCIPAL
                                              AMOUNT          VALUE       AMOUNT           VALUE          AMOUNT          VALUE
                                              ------         -------      ------           ----------     ------        -----------
FINANCIAL SERVICES - CONTINUED
American Telephone & Telegraph Capital
  Corporation, 6.16% due 12/03/1999               ----           ----     $2,490,000       $2,492,714     $1,120,000     $1,121,221
  6.25% due 05/15/2001                            ----           ----        900,000          901,026        360,000        360,410
Amvescap PLC,
  6.375% due 05/15/2003                           ----           ----        350,000          351,033        200,000        200,590
APP FIN II Mauritius, Ltd., Series B,
  Step up to 12.00% due 02/15/2004            $290,000       $200,100        710,000          489,900           ----           ----
Associates Corporation of North America,
  6.00% due 04/15/2003                            ----           ----        550,000          547,228        300,000        298,488
BankBoston Capital Trust II, Series B,
  7.75% due 12/15/2026                            ----           ----      1,610,000        1,692,835        910,000        956,819
Banponce Financial Corporation,
  6.34% due 03/29/1999                            ----           ----        350,000          350,950        200,000        200,543
Beal Financial Corporation,
  12.75% due 08/15/2000                        120,000        128,400        380,000          406,600           ----           ----
CIT Group Holdings, Incorporated,
  6.25% due 10/04/1999                            ----           ----        380,000        3,313,365      1,550,000      1,556,277
Countrywide Funding Corporation,
  6.45% due 02/27/2003                            ----           ----        600,000          604,818        400,000        403,212
DTI Holdings, Incorporated,
  Step up to 12.50% due 03/01/2008             460,000        248,400        960,000          518,400           ----           ----
EOP Operating LP,
  6.375% due 02/15/2003                           ----           ----        590,000          587,492        330,000        328,598
  6.75% due 02/15/2008                            ----           ----        210,000          209,742        120,000        119,852
FBS Capital I,
  8.09% due 11/15/2026                            ----           ----        480,000          516,326        270,000        290,434
First Nationwide Parent Holdings,
  12.50% due 04/15/2003                        250,000        283,750        750,000          851,250           ----           ----
General Motors Acceptance Corporation,
  6.75% due 07/10/2002                            ----           ----           ----        1,071,656        600,000        612,375
Globalstar LP,
  11.50% due 06/01/2005                         90,000         87,750        180,000          175,500           ----           ----
Great Western Financial Trust II, Series A,
  8.206% due 02/01/2027                           ----           ----        730,000          797,364        410,000        447,835
GST Equipment Funding, Incorporated, 13.25%
  due 05/01/2007                               150,000        171,375        300,000          342,750           ----           ----
Heller Financial, Incorporated,
  6.25% due 03/01/2001                            ----           ----        800,000          800,744        450,000        450,418
  7.875% due 11/01/1999                           ----           ----      1,000,000        1,021,370        540,000        551,540
Home Savings of America,
  6.50% due 08/15/2004                            ----           ----        510,000          514,457        290,000        292,535
Hydro Quebec Enterprises,
  7.40% due 03/28/2025                            ----           ----        630,000          760,473        360,000        434,556
MCN Investment Corporation,
  5.84% due 02/01/1999                            ----           ----        800,000          798,712        440,000        439,292
Weeks Realty LP,
  6.875% due 03/15/2005                           ----           ----        450,000          451,187        250,000        250,659
                                                           ----------                      ----------                    ----------
                                                            1,119,775                      21,781,737                    10,124,884



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    AGGRESSIVE                    MODERATE                      CONSERVATIVE
                                              ----------------------      ---------------------------     -------------------------
                                              PRINCIPAL                   PRINCIPAL                       PRINCIPAL
                                              AMOUNT          VALUE       AMOUNT           VALUE          AMOUNT          VALUE
                                              ------         -------      ------           ----------     ------        -----------


FURNITURE & FIXTURES:                                          0.00%                          0.00%                           0.00%
Sealy Mattress Company,
   Step up to 10.875% due 12/15/2007            $20,000      $13,200          $40,000       $26,400            ----            ----
   9.875% due 12/15/2007                         10,000       10,600           20,000        21,200            ----            ----
                                                            --------                        -------
                                                              23,800                         47,600

GAS & PIPELINE UTILITIES:                                      0.00%                          0.00%                           0.10%
Southwest Gas Corporation,
  9.75% due 06/15/2002                             ----         ----          290,000       325,223        $170,000        $190,648
                                                                                            -------                        --------

HOTELS & RESTAURANTS:                                          0.00%                          0.10%                           0.30%
Darden Restaurants, Incorporated,
  7.125% due 02/01/2016                            ----         ----          490,000       492,514         570,000         572,924
                                                                                            -------                        --------

INDUSTRIALS:                                                   2.60%                          2.80%                           1.10%
AFC Enterprises, Incorporated,
 10.25% due 05/15/2007                           10,000       10,500           20,000        21,000            ----            ----
Amazon Common, Incorporated,
  Step up to 10.00% due 05/01/2003              785,000      471,000        1,640,000       984,000            ----            ----
Atlantis Group, Incorporated,
  11.00% due 02/15/2003                          50,000       52,750          130,000       137,150            ----            ----
Bally Total Fitness Holding,
  9.875% due 10/15/2007                         220,000      226,600          458,000       471,740            ----            ----
Breed Technologies, Incorporated,
  9.25% due 04/15/2008                           60,000       58,650          200,000       195,500            ----            ----
Carson, Incorporated, Series B,
  10.375% due 11/01/2007                        160,000      159,600          340,000       339,150            ----            ----
CEX Holdings, Incorporated,
  9.625% due 06/01/2008                          60,000       61,200          125,000       127,500            ----            ----
Cinemark USA, Incorporated, Series B, 8.50%
  due 08/01/2008                                 80,000       77,600          160,000       155,200            ----            ----
Compass Aerospace Corporation, 10.125% due
  04/15/2005                                    320,000      324,800          680,000       690,200            ----            ----
Conagra, Incorporated,
  7.125% due 10/01/2026                            ----         ----        1,000,000     1,065,840         575,000         612,858
Dobson Wireline Company,
  12.25% due 06/15/2008                         140,000      135,800          295,000       286,150            ----            ----
Falcon Holding Group LP,
  Step up to 9.285% due 04/01/2003              195,000      123,337          400,000       253,000            ----            ----
  8.375% due 04/15/2010                         140,000      138,600          285,000       282,150            ----            ----
Frontiervision Holding LP
  Step up to 11.875% due 09/15/2007             160,000      126,400          340,000       268,600            ----            ----
Global Health Sciences, Incorporated,
  11.00% due 05/01/2008                         735,000      725,812        1,540,000     1,520,750            ----            ----
High Voltage Engineering Corporation,
  10.50% due 08/15/2004                         320,000      329,600          680,000       700,400            ----            ----
Home Interiors & Gifts, Incorporated,
  10.125% due 06/01/2008                        190,000      194,038          400,000       408,500            ----            ----
Interep National Radio Sales, Incorporated,
  10.00% due 07/01/2008                         160,000      160,000          340,000       340,000            ----            ----





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    AGGRESSIVE                    MODERATE                      CONSERVATIVE
                                              ----------------------      ---------------------------     -------------------------
                                              PRINCIPAL                   PRINCIPAL                       PRINCIPAL
                                              AMOUNT          VALUE       AMOUNT           VALUE          AMOUNT          VALUE
                                              ------         -------      ------           ----------     ------        -----------
INDUSTRIALS - CONTINUED
Internorth, Incorporated,
  9.625% due 03/15/2006                            ----           ----     $590,000         $706,201       $330,000      $394,993
Jafra Cosmetics International,
  Incorporated, 11.75% due 05/01/2008          $160,000       $160,000      340,000          340,000           ----          ----
Lin Holdings Corporation,
  Step up to 10.00% due 03/01/2003              320,000        214,400      680,000          455,600           ----          ----
Livent, Incorporated,
  9.375% due 10/15/2004                         170,000        169,575      350,000          349,125           ----          ----
Marsulex, Incorporated,
  9.625% due 07/01/2008                         320,000        320,000      680,000          680,000           ----          ----
McCaw International, Ltd.,
  Step up to 13.00% due 04/15/2007              250,000        162,625      250,000          165,625           ----          ----
MCMS, Incorporated,
  9.75% due 03/01/2008                          160,000        148,000      340,000          314,500           ----          ----
Motors & Gears, Incorporated, Series B,
  10.75% due 11/15/2006                         260,000        278,200      740,000          791,800           ----          ----
MSX International, Incorporated,
  11.375% due 01/15/2008                        360,000        370,800      750,000          772,500           ----          ----
Pathmark Stores, Incorporated,
  9.625% due 05/01/2003                         210,000        212,100      360,000          363,600           ----          ----
Petroleum Geological Services AS, 7.125%
  due 03/30/2028                                   ----           ----      850,000          860,234        450,000       455,418
Rhythms Netconnections, Incorporated, Step
  up to 13.50% due 05/15/2003                   285,500        139,650      600,000          294,000           ----          ----
Roller Bearing Company of America,
  Incorporated, Step up to 13.00% due
  06/15/2009                                    240,000        153,600      510,000          326,400           ----          ----
Sabreliner Corporation,
  11.00% due 06/15/2008                         140,000        140,000      360,000          360,000           ----          ----
Safelite Glass Corporation,
  9.875% due 12/15/2006                         250,000        262,500         ----             ----           ----          ----
Satelites Mexicanos SA,
  10.125% due 11/01/2004                        320,000        311,600      680,000          662,150           ----          ----
Stone Energy Corporation,
  8.75% due 09/15/2007                          160,000        162,400      340,000          345,100           ----          ----
Thermadyne Holdings,
  Step up to 12.50% due 06/01/2008               30,000         16,350       50,000           27,250           ----          ----
Town Sports International, Incorporated,
  Series B, 9.75% due 10/15/2004                190,000        190,000      410,000          410,000           ----          ----
Tri-State Outdoor Media Group,
  11.00% due 05/15/2008                         150,000        151,875      310,000          313,875           ----          ----
United Artists Theatre Company,
  9.75% due 04/15/2008                          190,000        189,525      400,000          399,000           ----          ----
Wesco International, Incorporated,
  Step up to 11.125% due 06/01/2003             320,000        187,200      680,000          397,800           ----          ----
WMX Technologies, Incorporated,
  6.25% due 10/15/2000                             ----           ----      345,000          345,524        190,000       190,289
  7.10% due 08/01/2026                             ----           ----      830,000          863,698        470,000       489,082





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                    AGGRESSIVE                    MODERATE                     CONSERVATIVE
                                              ----------------------      ---------------------------    ---------------------------
                                              PRINCIPAL                   PRINCIPAL                      PRINCIPAL
                                              AMOUNT          VALUE       AMOUNT           VALUE         AMOUNT          VALUE
                                              ------         -------      ------           ----------    -----------   -------------
INDUSTRIALS - CONTINUED
Young America Corporation,
  11.625% due 02/15/2006                      $160,000       $156,800         $340,000         $333,200         ----            ----
                                                            ---------                      ------------                 ------------
                                                            7,476,487                        19,124,012                    2,142,640

INSURANCE:                                                      0.00%                             0.80%                        1.40%
Metropolitan Life Insurance Company, 6.30%
  due 11/01/2003                                  ----           ----        2,350,000        2,347,908   $1,155,000      $1,153,972
Nationwide Life Insurance Company, 6.50%
  due 02/15/2004                                  ----           ----        2,760,000        2,790,940    1,630,000       1,648,272
                                                                                           ------------                 ------------
                                                                                              5,138,848                    2,802,244

LEISURE TIME:                                                   0.50%                             0.40%                        0.00%
AMC Entertainment, Incorporated,
  9.50% due 03/15/2009                         250,000        252,500          450,000          454,500         ----            ----
American Skiing Company, Series B, 12.00%
  due 07/15/2006                               500,000        560,000          900,000        1,008,000         ----            ----
Hollywood Entertainment Corporation,
  10.625% due 08/15/2004                       130,000        132,600          290,000          295,800         ----            ----
Premier Parks, Incorporated,
  Step up to 10.00% due 04/01/2003             390,000        258,375         840,000           556,500         ----            ----
  9.25% due 04/01/2006                          10,000         10,350           20,000           20,700         ----            ----
SFX Entertainment, Incorporated,
  9.125% due 02/01/2008                        280,000        274,400          740,000          725,200         ----            ----
                                                            ---------                      ------------
                                                            1,488,225                         3,060,700

MISCELLANEOUS:                                                  0.10%                             0.00%                        0.00%
V2 Music Holdings PLC,
  Step up to 14.00% due 10/15/2003             320,000        164,800          680,000          350,200         ----            ----
                                                            ---------                      ------------

PAPER:                                                          0.20%                             0.20%                        0.00%
Advance Agro Public Company, Ltd., 13.00%
  due 11/15/2007                               490,000        504,700        1,010,000        1,040,300         ----            ----
                                                            ---------                      ------------

PUBLISHING:                                                     0.30%                             0.20%                        0.00%
Sullivan Graphics, Incorporated,
  12.75% due 08/01/2005                        600,000        628,500        1,190,000        1,246,525         ----            ----
Von Hoffmann Press, Incorporated, 10.375%
  due 05/15/2007                               240,000        252,000          330,000          346,500         ----            ----
                                                            ---------                      ------------
                                                              880,500                         1,593,025

RAILROADS & EQUIPMENT:                                          0.00%                             0.10%                        0.20%
CSX Corporation,
  6.46% due 06/22/2005                            ----           ----          680,000          685,964      350,000         353,070
                                                                                           ------------                   ----------

REAL ESTATE:                                                    0.00%                             0.00%                        0.10%
CenterPoint Properties Trust,
  6.75% due 04/01/2005                            ----           ----          260,000          260,447      130,000         130,224
                                                                                           ------------                   ----------






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      AGGRESSIVE                      MODERATE                   CONSERVATIVE
                                               -------------------------     -------------------------    ------------------------
                                                PRINCIPAL                     PRINCIPAL                   PRINCIPAL
                                                 AMOUNT         VALUE          AMOUNT         VALUE         AMOUNT        VALUE
                                               ----------     ----------     ----------     ----------    ----------    ----------
RETAIL GROCERY:                                                     0.00%                         0.10%                       0.20%
Kroger Company,
  6.00% VR due 07/01/2010                              --             --     $  750,000     $  748,331    $  400,000    $  399,110
                                                                                            ----------                  ----------

RETAIL TRADE:                                                       0.00%                        0.50%                        0.90%
Federated Department Stores, Incorporated,
  6.79% due 07/15/2027                                 --             --        550,000        562,678       350,000       358,067
  7.00% due 02/15/2028                                 --             --        660,000        671,741       370,000       376,582
Levi Strauss & Company,
  7.00% due 11/01/2006                                 --             --      1,980,000      2,011,324     1,080,000     1,097,086
                                                                                            ----------                  ----------
                                                                                             3,245,743                   1,831,735

SOFTWARE:                                                           0.10%                         0.10%                       0.00%
Orbital Imaging Corporation,
  11.625% due 03/01/2005                       $  270,000     $  283,500        570,000        598,500            --            --
                                                              ----------                    ----------

STEEL:                                                              0.10%                         0.10%                       0.00%
Schuff Steel Company,
  10.50% due 06/01/2008                           160,000        158,400        340,000        336,600            --            --
Steel Heddle Manufacturing Company, 10.625%
  due 06/01/2008                                  160,000        160,000        340,000        340,000            --            --
                                                              ----------                    ----------
                                                                 318,400                       676,600


TELECOMMUNICATIONS SERVICES:                                        0.40%                         0.40%                       0.20%
Adelphia Communications Corporation, Series
  B, 9.875% due 03/01/2007                        490,000        530,425        930,000      1,006,725            --            --
Cable & Wireless Communication,
  6.375% due 03/06/2003                                --             --        830,000             --       460,000       460,386
Diamond Cable Communications PLC, Step up
  to 10.75% due 02/15/2007                         30,000         22,200         40,000         29,600            --            --
  Step up to 11.75% due 12/15/2005                 10,000          8,300         40,000         33,200            --            --
GST Telecommunications, Incorporated,
  12.75% due 11/15/2007                            50,000         58,500        110,000        128,700            --            --
Highwaymaster Communications, Series B,
  13.75% due 09/15/2005                           325,000        243,750        610,000        457,500            --            --
NTL, Incorporated,
  Step up to 9.75% due 04/01/2003                 280,000      4,182,000        620,000        403,000            --            --
                                                              ----------                    ----------                  ----------
                                                               1,045,175                     2,889,422                     460,386

TELEPHONE:                                                          0.70%                         0.70%                       0.00%
Adelphia Communications Corporation,
   8.375% due 02/01/2008                          160,000        158,400        290,000        287,100            --            --
   9.25% due 10/01/2002                           100,000        103,500        200,000        207,000            --            --
Covad Communications Group, Incorporated,
  Step up to 13.50% due 03/15/2003
                                                  330,000        171,600        730,000        379,600            --            --
GST Network Funding, Incorporated,
  Step up to 10.50% due 05/01/2003                160,000         96,000        840,000        504,000            --            --

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      AGGRESSIVE                     MODERATE                 CONSERVATIVE
                                             ---------------------------   ---------------------------  --------------------------
                                               PRINCIPAL                     PRINCIPAL                   PRINCIPAL
                                                AMOUNT         VALUE          AMOUNT         VALUE         AMOUNT        VALUE
                                             ------------   ------------   ------------   ------------  ------------  ------------
TELEPHONE - CONTINUED
Hyperion Telecommunications, Incorporated,
  Series B 12.25% due 09/01/2004             $    100,000   $    108,000   $    200,000   $    216,000            --            --
  13.00% due 04/15/2003                           220,000        163,900        830,000        618,350            --            --
KMC Telecom Holdings, Incorporated,
  Step up to 12.50% due 02/15/2008                 40,000         23,200         80,000         46,400            --            --
McLeodUSA, Incorporated,
  Step up to 10.50% due 03/01/2007                 90,000         66,825        190,000        141,075            --            --
Millicom International Cellular SA,
  Step up to 13.50% due 06/01/2006                310,000        241,800        630,000        491,400            --            --
Nextel International, Incorporated,
  Step up to 12.125% due 04/15/2003               150,000         86,250        310,000        178,250            --            --
NEXTEL Communications, Incorporated,
  Step up to 9.75% due 08/15/2004                  60,000         58,350        140,000        136,150            --            --
Pathnet, Incorporated,
  12.25% due 04/15/2008                           240,000        254,400        505,000        535,300            --            --
Telecommunications Techniques Company,
  9.75% due 05/15/2008                             75,000         76,687        160,000        163,600            --            --
Winstar Communications, Incorporated,
  Step up to 14.00% due 10/15/2005                320,000        265,600        680,000        564,400            --            --
  11.00% due 03/15/2008                           140,000        138,950        280,000        277,900            --            --
                                                            ------------                  ------------
                                                               2,013,462                     4,746,525

TOBACCO:                                                            0.00%                         0.50%                       0.90%
Philip Morris Companies, Incorporated,
  6.95% due 06/01/2006                                --             --      1,400,000      1,450,204  $    850,000  $    880,481
  7.00% due 07/15/2005                                --             --        850,000        869,593       480,000       491,064
  7.25% due 09/15/2001                                --             --        850,000        871,870       520,000       533,380
                                                                                         ------------                ------------
                                                                                            3,191,667                   1,904,925

TRANSPORTATION:                                                     0.30%                         0.70%                       0.80%
Burlington Northern Santa Fe,
  7.29% due 06/01/2036                                 --             --      1,070,000      1,182,446       610,000       674,105
Greyhound Lines, Incorporated, Series B,
  11.50% due 04/15/2007                           500,000        555,625        600,000        666,750            --            --
Norfolk Southern Corporation,
  7.05% due 05/01/2037                                 --             --      1,220,000      1,295,506       690,000       732,704
Transtar Holdings LP,  Series B,                       --
  Step up to 13.375% due 12/15/2003               270,000        251,100        730,000        678,900            --
United States Air, Incorporated,
  9.625% due 02/01/2001                           190,000        197,600        490,000        509,600            --            --
Wisconsin Central Transportation
  Corporation, 6.625% due 04/15/2008                   --             --        250,000        249,520       125,000       124,760
                                                            ------------                  ------------                ------------
                                                               1,004,325                     4,582,722                   1,531,569
TOTAL CORPORATE BONDS
(Cost: $18,647,258, $103,418,694 and
$33,843,400, respectively)                                  $ 19,070,295                  $103,418,694                $ 34,623,170
                                                            ------------                  ------------                ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      AGGRESSIVE                      MODERATE                   CONSERVATIVE
                                               -------------------------     -------------------------    ------------------------
                                                PRINCIPAL                     PRINCIPAL                   PRINCIPAL
                                                 AMOUNT         VALUE          AMOUNT         VALUE         AMOUNT        VALUE
                                               ----------     ----------     ----------     ----------    ----------    ----------
CONVERTIBLE BONDS:                                   0.00%                         0.00%                        0.00%
TELECOMMUNICATIONS SERVICES:                                        0.00%                         0.00%                       0.00%
GST Telecommuncations, Incorporated,
 Step up to 13.875% due 12/15/2005             $   10,000     $    8,063     $   10,000     $    8,062            --            --
                                                              ----------                    ----------

TOTAL CONVERTIBLE BONDS
(Cost: $11,045,  $11,119 and $0,
respectively)                                                 $    8,063                    $    8,062                          --
                                                              ----------                    ----------
COLLATERALIZED MORTGAGE OBLIGATIONS:                 0.00%                         2.60%                        4.90%

American Housing Trust, Series IV,
  9.552% due 09/25/2020                                --             --     $1,564,309     $1,627,523    $  771,241    $  802,407
Bankamerica Manufactured Housing Contract,
  Series 1998-2, Class A5,
  6.20% due 04/10/2009                                 --             --        470,000        468,825            --            --
CBM Funding Corporation, Certificates 96
  1B, Class A1, 7.55% due 07/01/2004                   --             --         46,196         45,460        26,398        25,977
  1B, Class A2, 6.88% due 02/01/2013                   --             --        480,000        487,800       270,000       274,387
  1B, Class A3, 7.08% due 02/01/2013                   --             --        480,000        518,250       270,000       291,516
  1B, Class B, 7.48% due 02/01/2013                    --             --        380,000        408,067       210,000       225,511
Contimortage Home Equity Loan Trust, Series
  1997-4, Class A3,
  6.26% due 07/15/2012                                 --             --        880,000        880,818       490,000       490,456
Credit Suisse First Boston Mortgage
  Securities Corporation, Series 1997-C2,
  Class D, 7.27% due 04/17/2011                        --             --        990,000      1,018,027       560,000       575,854
  Series 1998-C1, Class D,
  7.17% due 01/17/2012                                 --             --        650,000        651,828       340,000       340,956
  Series 1998-FL1A, Class E,
  6.506% due 01/10/2001                                --             --        710,000        711,997       370,000       371,041
Edison Mission Energy Funding Corporation,
  Series A 144A, 6.77% due 09/15/2003
                                                       --             --        877,175        899,157       632,089       640,723
General Growth Property, Series 1,
  Class A2, 6.602% due 11/15/2007                      --             --        710,000        727,528       400,000       409,875
  Series 1, Class D2,
  6.992% due 11/15/2007                                --             --        760,000        762,375       430,000       431,344
  Series 1, Class E2,
  7.224% due 11/15/2007                                --             --        450,000        449,438       260,000       259,675
Green Tree Financial Corporation, 96 8
  Series Certificates, Class A2,
  6.55% due 10/15/2027                                 --             --        183,220        183,227       193,339       193,459
  97 6 Series, 6.68% due 01/15/2029                    --             --      1,230,000      1,247,294       690,000       699,701
GS Mortgage Securities Corporation II,
  Series 97-GL, Class A2B,
  6.86% due 07/13/2030                                 --             --        850,000        884,060       470,000       488,833
  Series 98-GL II, Class D,
  6.97% due 04/13/2031                                 --             --        270,000        270,000       150,000       150,000
  Series 98-GL II, Class E,
  6.97% due 04/13/2031                                 --             --        570,000        570,000       320,000       320,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         AGGRESSIVE                  MODERATE                 CONSERVATIVE
                                                 -------------------------   -------------------------  ------------------------
                                                  PRINCIPAL                    PRINCIPAL                 PRINCIPAL
                                                   AMOUNT         VALUE         AMOUNT        VALUE        AMOUNT       VALUE
                                                 -----------   -----------   -----------   -----------  -----------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
LTC Commercial Mortgage Certificates,
  Series 1998-1, Class A, 6.029% due
  05/28/2030                                              --            --   $   528,367   $   518,130  $   269,168  $   263,953
Morgan Stanley Capital I, Incorporated,
  Series 1998-HF1, Class D, 7.10% due
  02/15/2008                                              --            --       870,000       882,615      450,000      456,525
NationsLink Funding Corporation,
  Certificates 96 1, Class A1, 7.533% due
  09/20/2002                                              --            --     1,226,216     1,281,605      735,730      768,963
Nomura Asset Securities Corporation, Series
  1994-MD2, Class A6,
   6.933% due 07/07/2003                                  --            --     1,092,469     1,093,278      702,302      702,821
  Series 1998-D6, Class A4,
   7.349% due 03/15/2030                                  --            --       700,000       718,543      360,000      369,536
Overseas Private Investment Corporation,
  Series  1995, 6.08% due 08/15/2004                      --            --       404,200       406,629      338,400      340,434

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $0,$17,493,482 and $9,779,916
respectively)                                                           --                 $17,702,524               $ 9,893,947
                                                                                           -----------               -----------

ASSET BACKED SECURITIES:                                0.00%                       1.40%                      2.70%
Chevy Chase Auto Receivables Trust, Series
  1998-2, Class A, 5.91% due 12/15/2004
                                                          --            --   $   350,000   $   349,563  $   180,000  $   179,775
CPS Auto Grantor Trust,
  Series 1996 2 Certificates, Class A,
  6.70% due 02/15/2002                                    --            --       288,332       290,716      162,514      163,858
  Series 1997 1 Certificates, Class A,
  6.55% due 08/15/2002                                    --            --       544,213       549,296      322,497      325,509
  Series 1998 1 Certificates, Class A,
  6.00% due 08/15/2003                                    --            --       942,031       943,798      528,691      529,682
  Series 1998 2 Certificates, Class A,
  6.09% due 11/15/2003                                    --            --       544,317       546,018      277,107      277,973
Dayton Hudson Credit Card Master
  Certificates, Series 95 1, Class A, 6.25%
  due 08/25/2005                                          --            --       870,000       879,509      490,000      495,356
Discover Card Trust, 1992 B,
  7.50% due 06/16/2000                                    --            --     1,330,000     1,327,087      730,000      728,401
Ford Credit Grantor Trust, 1995 B,
  Certificates, Class A, 5.90% due
  10/15/2000                                              --            --       660,854       661,680      288,373      288,733
Guaranteed Export Trust,
  Series 1993 C, 5.20% due 10/15/2004                     --            --       183,733       178,635       81,467       79,206
  Series 1993 D, 5.23% due 05/15/2005                     --            --       321,702       318,617      142,979      141,607
  Series 1994 C, 6.61% due 09/15/1999                     --            --        52,245        52,582       21,373       21,511
MBNA Master Credit Card Trust II, Series 97
  Certificates, Class A, 6.55% due
  01/15/2007                                              --            --     1,720,000     1,773,750      970,000    1,000,313

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    AGGRESSIVE                     MODERATE                  CONSERVATIVE
                                            --------------------------    --------------------------   -------------------------
                                             PRINCIPAL                     PRINCIPAL                    PRINCIPAL
                                              AMOUNT          VALUE         AMOUNT          VALUE         AMOUNT        VALUE
                                            -----------    -----------    -----------    -----------   -----------   -----------
ASSET BACKED SECURITIES - CONTINUED
Olympic Automobile Receivable, 1997 A,
  6.40% due 09/15/2001                               --             --    $ 1,080,000    $ 1,085,130   $   440,000   $   442,090
Railcar Trust, 1992 1,
  7.75% due 06/01/2004                               --             --        580,162        610,760       723,822       761,997
                                                                                         -----------                 -----------
TOTAL ASSET BACKED SECURITIES:
(Cost: $0, $9,505,803 and $5,392,238
respectively)                                                       --                   $ 9,567,141                 $ 5,436,011
                                                                                         -----------                 -----------
SUPRANATIONAL OBLIGATIONS:                         0.00%                         0.10%                       0.30%
Inter-American Development Bank,
  6.29% due 07/16/2027                               --             --    $   800,000    $   841,768   $   480,000   $   505,061
                                                                          -----------    -----------                 -----------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $0, $795,024 and $477,015
respectively)                                                       --                   $   841,768                 $   505,061
                                                                                         -----------                 -----------
SHORT TERM INVESTMENTS:                                          11.10%                         8.50%                      15.70%
Navigator Securities Lending Trust, 5.54%   $29,889,882    $29,889,882    $50,973,414    $50,973,414   $ 6,707,621   $ 6,707,621
United States Treasury Bills
4.93% due 07/23/1998 ****                     2,300,000      2,293,192      6,500,000      6,480,760    24,926,000    24,926,000
                                                           -----------                   -----------                 -----------
                                                           $32,183,074                   $57,454,174                 $31,633,621
                                                           -----------                   -----------                 -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                 AGGRESSIVE                     MODERATE                  CONSERVATIVE
                                        ---------------------------   ---------------------------  --------------------------
                                          PRINCIPAL                     PRINCIPAL                    PRINCIPAL
                                           AMOUNT          VALUE         AMOUNT          VALUE         AMOUNT        VALUE
                                        ------------   ------------   ------------   ------------  ------------  ------------
REPURCHASE AGREEMENTS:                                         3.40%                         3.50%                      10.40%
Repurchase Agreement with State Street
    Bank & Trust Company dated
    06/30/1998 at 5.00%, to be
    repurchased at $9,718,350 on
    07/01/1998, collateralized by
    $9,790,000 U.S. Treasury Notes,
    5.75% due 10/31/2000 (valued at
    $9,912,375, including interest)     $  9,717,000   $  9,717,000
                                                       ------------
Repurchase Agreement with State Street
    Bank & Trust Company dated
    06/30/1998 at 5.00%, to be
    repurchased at $23,939,324 on
    07/01/1998, collateralized by
    $17,740,000 U.S. Treasury Bonds,
    8.75% due 05/15/2020 (valued at
    $24,417,442, including interest)                                  $ 23,936,000   $ 23,936,000
                                                                                     ------------
Repurchase Agreement with State Street
    Bank & Trust Company dated
    06/30/1988 at 5.00%, to be
    repurchased at $20,955,916 on
    07/01/1998, collateralized by
    $21,150,000 U.S. Treasury Notes,
    5.75% due 10/31/2000 (valued at
    $21,414,375, including interest)                                                               $ 20,993,000  $ 20,993,000
                                                                                                                 ------------
TOTAL INVESTMENTS
    (Aggressive,Moderate Conservative
    Asset Allocation Trusts) Cost:
    $230,029,732, $573,860,250 and
    $183,740,211, respectively)                        $289,423,785                  $679,830,039                $201,348,028
                                                       ============                  ============                ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES           VALUE
                                                     ----------       ----------
HIGH YIELD TRUST
PREFERRED STOCK - 3.53%
BROADCASTING - 0.78%
Paxson Communications Corporation
                                                             77       $  756,525
Paxson Communications
  Corporation, Convertible                                   26          259,350
Sinclair Capital                                          3,125          347,156
                                                                      ----------
                                                                       1,363,031
PUBLISHING - 2.07%
Time Warner, Incorporated,
  Series M                                                3,244        3,608,950
                                                                      ----------
SOFTWARE - 0.35%
Concentric Network Corporation                              625          620,312
                                                                      ----------
TELECOMMUNICATIONS SERVICES - 0.33%
IXC Communications, Incorporated                            491          568,333
                                                                      ----------
TOTAL PREFERRED STOCK
(Cost: $5,921,742)                                                    $6,160,626
                                                                      ----------
WARRANTS - 0.15%
BROADCASTING - 0.00%
Paxson Communications
  Corporation, (Expiration date
  06/30/03; strike price $16.00)                            832                8
                                                                      ----------
SOFTWARE - 0.03%
Concentric Network Corporation,
  (Expiration date 12/15/2007;
  strike price $10.86)                                      520           49,400
                                                                      ----------
TELECOMMUNICATIONS SERVICES - 0.08%
Globalstar Telecommunications,
  (Expiration date 02/15/2004;
  strike price $17.39)                                      750           92,250
Iridium World Communications,
  Ltd., (Expiration date
  07/15/2005; strike price $20.90)                          240           49,200
                                                                      ----------
                                                                         141,450
TELEPHONE - 0.04%
Occidente y Caribe Cellular SA,
  (Expiration date 03/15/2004;
  strike price $1.00)                                     3,600           72,000
                                                                      ----------
TOTAL WARRANTS
(Cost: $0)                                                            $  262,858
                                                                      ----------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                      ----------      ----------
U.S. TREASURY OBLIGATIONS - 1.08%
U.S. TREASURY NOTES - 1.08%
6.50% due 10/15/2006                                  $1,775,000      $1,884,819
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,282)                                                    $1,884,819
                                                                      ----------
FOREIGN GOVERNMENT OBLIGATIONS - 0.78%
REPUBLIC OF ARGENTINA - 0.78%
FRN, Series L due
   03/31/2005                                         $1,543,750       1,359,504
                                                                      ----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,398,699)                                                    $1,359,504
                                                                      ----------
CORPORATE BONDS - 73.69%
BROADCASTING - 4.27%
CSC Holdings, Incorporated,
   7.875% due 12/15/2007                              $1,955,000      $2,057,638
   9.875% due 05/15/2006                                 585,000         640,575
Rogers Cablesystems, Ltd.,
   10.00% due 03/15/2005                                 115,000         127,650
   10.125% due 09/01/2012                                650,000         706,875
Sinclair Broadcast Group,
  Incorporated, 9.00% due
  07/15/2007                                           1,080,000       1,117,800
TCI Satellite Entertainment,
  Incorporated, Step up to
  12.25% due 02/15/2007                                1,685,000       1,137,375
TV Azteca SA DE CV, Series B,
  10.50% due 02/15/2007                                1,660,000       1,655,850
                                                                      ----------
                                                                       7,443,762
BUSINESS SERVICES - 0.48%
Psinet, Incorporated,
  10.00% due 02/15/2005                                  825,000         841,500
                                                                      ----------
COSMETICS & TOILETRIES - 0.82%
Revlon Consumer Products
  Corporation, 8.125% due
  02/01/2006                                           1,445,000       1,434,163
                                                                      ----------
CRUDE PETROLEUM & NATURAL GAS - 0.80%
Chesapeake Energy
  Corporation, 9.625% due
  05/01/2005                                           1,385,000       1,388,463
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ----------        -----------
DRUGS & HEALTH CARE - 6.38%
Columbia/HCA Healthcare
  Corporation, 6.91% due
  06/15/2005                                       $4,075,000        $ 3,957,925
Fresenius Medical Care
   Capital Trust, 7.875% due
   02/01/2008                                       1,120,000          1,092,000
Oxford Health Plans,
  Incorporated, 11.00% due
  05/15/2005                                          720,000            731,700
Tenet Healthcare Corporation,
   8.125% due 12/01/2008                            1,125,000          1,127,813
   8.625% due 01/15/2007                            2,125,000          2,178,125
Vencor, Incorporated,
  9.875% due 05/01/2005                             2,070,000          2,036,363
                                                                     -----------
                                                                      11,123,925

ELECTRIC UTILITIES - 2.74%
AES Corporation,
  8.50% due 11/01/2007                              1,630,000          1,646,300
Companhia  Energetica de Sao
  Paulo, Step up to 9.125%
  due 06/26/2002                                    1,000,000            904,490
Korea Electric Power
  Corporation, 7.75% due
  04/01/2013                                          305,000            225,493
Niagara Mohawk Power
  Corporation, Series G,
  7.75% due 10/01/2008                                430,000            440,539
Niagara Mohawk Power
  Corporation, Series H, Step
  up to 8.50% due 07/01/2010
                                                      759,000            519,915
Quezon Power Philippines
  Company, 8.86% due
  06/15/2017                                        1,220,000          1,049,444
                                                                     -----------
                                                                       4,786,179

ELECTRONICS - 1.27%
Hyundai Semiconductor
   American, Incorporated,
   8.625% due 05/15/2007                              830,000            655,528
Samsung Electronics America,
  Incorporated, 9.75% due
  05/01/2003                                        1,235,000          1,154,725
Samsung Electronics, Ltd.,
  7.45% due 10/01/2002                                500,000            409,905
                                                                     -----------
                                                                       2,220,158

FINANCIAL SERVICES - 7.99%
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                                      860,000            593,400

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ----------        -----------
FINANCIAL SERVICES - CONTINUED
CB Richards Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                                       $1,170,000        $ 1,161,225
Fuji JGB Investment, LLC,
  9.87% VR due 12/31/2049 due
  12/31/2049                                        1,005,000            874,641
Indah Kiat Finance Mauritius,
  Ltd., 10.00% due 07/01/2007
                                                    1,500,000          1,065,000
Iridium Capital Corporation,
  Series A, 13.00% due
  07/15/2005                                          490,000            521,850
K Mart Funding Corporation,
  Series F, 8.80% due
  07/01/2010                                        3,025,000          3,233,211
Navistar Financial
  Corporation, 9.00% due
  06/01/2002                                        1,510,000          1,579,837
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007
                                                    2,195,000          1,536,500
PTC International Financial
  BV, Step up to 10.75% due
  07/01/2007                                        2,170,000          1,478,312
SB Treasury Company LLC,
  9.40% VR due 12/29/2049 due
  06/30/2008                                          990,000            983,902
Western Financial Savings,
  8.875% due 08/01/2007                               980,000            901,600
                                                                     -----------
                                                                      13,929,478

FOOD & BEVERAGES - 0.45%
Smithfield Foods,
  Incorporated, 7.625% due
  02/15/2008                                          785,000            777,150
                                                                     -----------

HOTELS & RESTAURANTS - 0.95%
Host Marriott Travel Plazas,
  Incorporated, Series B,
  9.50% due 05/15/2005                              1,560,000          1,663,350
                                                                     -----------

INDUSTRIALS - 12.93%
Advanced Micro Devices,
  Incorporated, 11.00% due
  08/01/2003                                          890,000            938,950
American Commercial Lines
  LLC/ACL, 10.25% due
  06/30/2008                                          840,000            850,500
American Standard,
  Incorporated, 7.375% due
  02/01/2008                                        2,180,000          2,147,300
AST Research, Incorporated,
  7.45% due 10/01/2002                              1,440,000          1,291,163

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ----------        -----------
INDUSTRIALS - CONTINUED
Cathay International, Ltd.,
  13.00% due 04/15/2008                            $1,250,000        $ 1,100,000
CEX Holdings, Incorporated,
  9.625% due 06/01/2008                             1,090,000          1,111,800
EES Coke Battery Company,
  Incorporated, 9.382% due
  04/15/2007                                          525,000            557,461
Geberit International SA,
   5.63% due 10/15/1998                               250,000            158,031
Globalstar LP,
  11.375% due 02/15/2004                              750,000            727,500
Hylsa SA De CV,
  9.25% due 09/15/2007                                750,000            697,500
ISP Holdings, Incorporated,
  Series B, 9.00% due
  10/15/2003                                        1,970,000          2,058,650
Multicanal SA,
  10.50% due 02/01/2007 -
  04/15/2018                                        1,830,000          1,761,650
Norampac, Incorporated,
  9.50% due 02/01/2008                              1,380,000          1,404,150
RBS Participacoes SA,
  11.00% due 04/01/2007                               855,000            769,500
RCN Corporation,
   9.80% due 02/15/2008                             1,125,000            675,000
   Step up to 11.125% due
  10/15/2007                                        1,335,000            857,737
Reliance Industry, Ltd.,
   9.375% due 06/24/2026                              500,000            488,600
RG Receivables, Ltd.,
  9.60% due 02/10/2005                                337,502            313,340
Rhythms Netconnections,
  Incorporated, Step up to
  13.50% due 05/15/2008                             2,900,000          1,421,000
Satelites Mexicanos SA,
  10.125% due 11/01/2004                            1,825,000          1,777,094
Sirona Dental Systems,
  9.125% due 07/15/2008 DEM                         1,250,000            697,448
Wam ! Net, Incorporated,
  Step up to 13.25% due
  03/01/2005                                        1,200,000            756,000
                                                                     -----------
                                                                      22,560,374

LEISURE TIME - 1.38%
Grand Casino, Incorporated,
  10.125% due 12/01/2003                            1,320,000          1,438,800
Station Casinos, Incorporated,
   9.75% due 04/15/2007                               425,000            477,063
   10.125% due 03/15/2006                             450,000            500,062
                                                                     -----------
                                                                       2,415,925

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ----------        -----------
METAL & METAL PRODUCTS - 0.61%
Impress Metal Packaging Holdings,
   5.475% due 05/29/2007                           $  600,000         $  352,657
   9.875% due 05/29/2007   DEM                      1,200,000            705,315
                                                                      ----------
                                                                       1,057,972

MINING - 1.88%
Grupo Minero Mexico SA De
   CV, Series A, 8.25% due
   04/01/2008                                         780,000            739,050
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                                        2,590,000          2,538,200
                                                                      ----------
                                                                       3,277,250

PETROLEUM SERVICES - 1.18%
Synder Oil Corporation,
  8.75% due 06/15/2007                              2,045,000          2,055,225
                                                                      ----------

POLLUTION CONTROL - 0.95%
Norcal Waste Systems,
  Incorporated, Series B,
  Step up to 13.50% due
  11/15/2005                                        1,415,000          1,655,550
                                                                      ----------

PUBLISHING - 1.51%
Outdoor Systems,
  Incorporated, 8.875% due
  06/15/2007                                        1,535,000          1,598,319
S. D. Warren Company,
  12.00% due 12/15/2004                               935,000          1,033,175
                                                                      ----------
                                                                       2,631,494

RETAIL GROCERY - 1.72%
Fleming Companies,
  Incorporated, Series B,
  10.50% due 12/01/2004                               254,000            264,160
Southland Corporation,
  5.00% due 12/15/2003                              3,159,000          2,740,433
                                                                      ----------
                                                                       3,004,593

RETAIL TRADE - 1.83%
Musicland Group,
  Incorporated, 9.875% due
  03/15/2008                                        1,635,000          1,606,387
Samsonite Corporation,
  10.75% due 06/15/2008                             1,595,000          1,579,050
                                                                      ----------
                                                                       3,185,437

STEEL - 0.38%
NSM Steel, Incorporated,
  12.25% due 02/01/2008                               730,000            660,650
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                                 ------------       ------------
TELECOMMUNICATIONS SERVICES - 9.73%
American Mobile Satellite
  Corporation, 12.25% due
  04/01/2008                                     $  1,415,000       $  1,315,950
Americian Cellular Corporation,
  10.50% due 05/15/2008                             1,240,000          1,240,000
Comcast Cellular Holdings,
  Incorporated, Series B,
  9.50% due 05/01/2007                                975,000          1,011,563
Esprit Telecom Group, PLC,
  6.099% due 07/01/1998                             2,550,000          1,462,405
Globo Communicacoes,
  10.50% due 12/20/2006                               880,000            805,200
  10.625% due 12/05/2008                              100,000             89,000
HMV Media Group PLC,
  10.875% due 05/15/2008                              875,000          1,426,289
Level 3 Commerce,
  Incorporated, 9.125% due
  05/01/2008                                        1,605,000          1,560,862
Onepoint Communications
  Corporation, 14.50% due
  06/01/2008                                        1,200,000          1,128,000
Paramount Communications,
  Incorporated, 8.25% due
  08/01/2022****                                      900,000            935,883
Rogers Cantel, Incorporated,
  8.30% due 10/01/2007                              1,820,000          1,788,150
Rogers Communications,
  Incorporated,
  8.875% due 07/15/2007                             1,600,000          1,612,000
  9.125% due 01/15/2006                               460,000            468,050
RSL Communications PLC,
  9.125% due 03/01/2008                             1,225,000          1,188,250
  10.00% due 03/15/2008                         DEM 2,700,000            890,793
RSL Communications, Ltd.,
  PLC, 12.25% due 11/15/2006                           46,000             51,980
                                                                    ------------
                                                                      16,974,375

TELEPHONE - 13.44%
CTI Holdings SA,
  11.50% due 04/15/2008                             1,325,000            735,375
Dial Callable Communications,
  Incorporated, Series B, Step
  up to 10.25% due 12/15/2005                         650,000            645,125
Dolphin Telecom PLC,
  Step up to 11.50% due
  06/01/2008                                        1,500,000            847,500
Flag, Ltd.,
  8.25% due 01/30/2008                                800,000            806,000
Global Crossing Holdings,
  Ltd., 9.625% due 05/15/2008                       1,465,000          1,527,262
Hermes Europe Railtel BV,
  11.50% due 08/15/2007                               485,000            548,050

TELEPHONE - CONTINUED
Intermedia Communications,
  Incorporated, Series B,
  Step up to 11.25% due
  07/15/2007                                     $  2,700,000       $  1,971,000
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                                        1,475,000          1,482,375
Lenfest Communications,
  Incorporated,
  7.625% due 02/15/2008                             1,225,000          1,244,906
  8.375% due 11/01/2005                             1,165,000          1,237,813
NEXTEL Communications,
  Incorporated,
  Step up to 9.75% due
  08/15/2004                                        2,725,000          2,650,062
  Step up to 10.65% due
  09/15/2007                                       4,035,000          2,723,625
Nextlink Communications,
  Incorporated, 9.45% due
  04/15/2008                                        2,100,000          1,291,500
Occidente y Caribe Celular,
  Series B, Step up to 14.00%
  due 03/15/2004                                      900,000            676,125
Philippine Long Distance
  Telephone Company,
  7.85% due 03/06/2007                                880,000            784,420
  9.25% due 06/30/2006                                200,000            188,955
Primus Telecommunications
  Group, 9.875% due 05/15/2008                      1,150,000          1,127,000
Qwest Communications
  International, Incorporated,
  8.29% due 02/01/2008                              1,300,000            936,000
  10.875% due 04/01/2007                              225,000            259,313
Teleport Communications
  Group, Step up to 11.125%
  due 07/01/2007                                    1,465,000          1,259,900
Viatel, Incorporated,
  Step up to 12.50% due
  04/15/2008                                          825,000            499,125
                                                                    ------------
                                                                      23,441,431

TOTAL CORPORATE BONDS
(Cost: $129,975,793)                                                $128,528,404
                                                                    ------------

CONVERTIBLE BONDS - 0.18%
TELECOMMUNICATIONS SERVICES - 0.18%
Total Access Communication
  Public Company, Ltd., 2.00%
  due 05/15/2006                                 $    400,000       $    312,000
                                                                    ------------

TOTAL CONVERTIBLE BONDS
(Cost: $402,000)                                                    $    312,000
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                    -----------       ----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.31%
DLJ Mortgage Acceptance
  Corporation, Series 1997-CF2,
  Class S, IO, 0.317% due
  10/15/2017                                        $20,884,861       $  542,129
                                                                      ----------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $534,327)                                                      $   542,129
                                                                      ----------
ASSET BACKED SECURITIES- 4.20%
Aircraft Lease Portfolio
  Securitization, Ltd., Series
  1996-1, Class DX, 12.75% due
  06/15/2006                                        $ 1,047,115       $1,047,115
CA FM Lease Trust,
  8.50% due 07/15/2017                                1,686,389        1,798,837
DR Structured Finance, Series
  A-2, 8.375% due 08/15/2015                            550,000          549,978
DR Structured Finance, Series
  94K2, 9.35% due 08/15/2019                            400,000          424,256
DR Structured Finance, Series
  A-1, 6.66% due 08/15/2010                             633,316          587,426
DR Structured Finance, Series
  A-2, 7.43% due 08/15/2018                             375,000          346,965
Jet Equipment Trust, Series C1,
  11.79% due 06/15/2013                                 300,000          408,714
Long Beach Acceptance Auto
  Business, 14.22% due 10/25/2003                     1,113,552        1,112,230
OHA Auto Grantor Trust, Series
  1997-1, Class A, 11.00% due
  01/15/2004                                            492,525          485,320
Securitized Multiple Asset
  Rated  Trust, Series 1997,
  Class 5, 7.72% due 04/15/2005                         564,919          568,404
                                                                      ----------
TOTAL ASSET BACKED SECURITIES
(Cost: $7,194,055)                                                   $ 7,329,245
                                                                      ----------

PRINCIPAL
 AMOUNT                                                                  VALUE
 ------                                                                  -----
SHORT TERM INVESTMENTS - 6.70%
$11,692,053   Navigator Securities Lending
              Trust, 5.54%                                           $11,692,053

PRINCIPAL
 AMOUNT                                                                 VALUE
 ------                                                                 -----
REPURCHASE AGREEMENTS - 9.37%
$16,343,000   Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.00%, to be
              repurchased at $16,345,270 on
              07/01/1998, collateralized by
              $11,610,000 U.S. Treasury Bonds,
              12.75% due 11/15/2010 (valued at
              $16,676,674, including interest)                       $16,343,000
                                                                     -----------
TOTAL INVESTMENTS   (High Yield Trust)
(Cost: $175,234,953)                                                $174,414,638
                                                                    ============

STRATEGIC BOND TRUST

                                                       SHARES           VALUE
                                                       ------           -----
PREFERRED STOCK - 0.21%
FOOD & BEVERAGES - 0.21%
Nebco Evans Holding Company                            10,265         $1,049,596
                                                                      ----------

TOTAL PREFERRED STOCK
(Cost: $999,961)                                                      $1,049,596
                                                                      ----------

WARRANTS - 0.00%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corporation,
  (Expiration date 04/15/2004;
  strike price $18.797)                                 1,000         $   20,000
                                                                      ----------

TELEPHONE - 0.00%
Wireless One, Incorporated,
  (Expiration date 10/19/2000;
  strike price $11.50)                                  2,250                 23
                                                                      ----------
TOTAL WARRANTS
(Cost: $0)                                                            $   20,023
                                                                      ----------
RIGHTS - 0.02%
TRUCKING & FREIGHT - 0.02%
Terex Corporation, (Expiration
  date 05/15/2002; strike price $20)                    4,000         $   92,500
                                                                      ----------
TOTAL RIGHTS
(Cost: $0)                                                            $   92,500
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                   --------------    -----------
U.S. TREASURY OBLIGATIONS - 5.98%
U.S. TREASURY BONDS - 0.21%
6.375% due 08/15/2027***                           $      950,000    $ 1,043,214
                                                                     -----------
U.S. TREASURY NOTES - 5.77%
3.375% due 01/15/2007                                   1,190,000      1,152,444
5.50% due 02/15/2008                                    1,150,000      1,149,275
5.625% due 12/31/2002***                                2,000,000      2,008,740
5.875% due 09/30/2002                                   5,000,000      5,062,500
6.125% due 08/15/2007***                               13,525,000     14,072,357
6.625% due 03/31/2002***                                5,500,000      5,696,790
                                                                     -----------
                                                                      29,142,106

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $29,895,656)                                                  $30,185,320
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.36%
FEDERAL HOME LOAN BANK - 0.34%
5.89% due 07/24/2000                                    1,200,000      1,205,808
5.94% due 06/13/2000                                      500,000        502,810
                                                                     -----------
                                                                       1,708,618

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.25%
6.50% TBA**                                             1,250,000      1,246,475
8.00% due 05/01/2010                                      827,239        850,418
8.50% due 05/01/2008                                      450,431        469,484
10.00% due 05/15/2020                                   1,609,665      1,747,984
REMIC, Interest Only due
  07/15/2006                                            1,296,528        158,177
REMIC, Interest Only due
  02/17/2002                                           60,977,467      1,835,422
                                                                     -----------
                                                                       6,307,960

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.76%
6.50% due 12/01/2010                                    1,255,643      1,267,044
6.50% TBA**                                            15,900,000     15,835,287
7.00% TBA**                                            34,750,000     35,238,585
7.50% TBA**                                             4,075,000      4,179,402
8.80% due 01/25/2019                                    2,165,754      2,304,492
13.00% due 11/01/2015                                     239,779        288,260
Interest Only due 10/17/2036                           51,077,436      1,547,646
REMIC, Interest Only due
  03/17/2020                                           22,482,143        632,872
Interest Only due 02/25/2035                           27,042,453      2,301,313
REMIC due 04/25/2019                                      743,154        823,273
                                                                     -----------
                                                                      64,418,174

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.77%
7.50% due 04/15/2022 - 02/15/2028                       3,777,579      3,882,792
                                                                     -----------
                                                                       3,882,792

STUDENT LOAN MARKETING ASSOCIATION - 0.24%
7.20% due 11/09/2000                               $    1,200,000    $ 1,239,936
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $76,552,597)                                                  $77,557,480
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 17.33%
REPUBLIC OF ARGENTINA - 1.16%
5.75% due 03/31/2023                               $    7,900,000      5,876,020
                                                                     -----------

COMMONWEALTH OF AUSTRALIA - 0.06%
7.375% due 02/21/2007                            AUD      450,000        304,897
                                                                     -----------

FEDERAL REPUBLIC OF BRAZIL - 2.09%
10.125% due 05/15/2027                             $   12,250,000     10,565,625
                                                                     -----------

NATIONAL REPUBLIC OF BULGARIA - 0.85%
FRN due 07/28/2011                                      6,000,000      4,275,000
                                                                     -----------

GOVERNMENT OF CANADA - 0.50%
6.50% due 09/01/1998                             CAD    3,060,000      2,084,015
7.00% due 12/01/2006                                      590,000        445,121
                                                                     -----------
                                                                       2,529,136

GOVERNMENT OF COSTA RICA - 0.12%
Series B due 05/21/2015                            $      700,000        591,500
                                                                     -----------

KINGDOM OF DENMARK - 2.41%
6.00% due 02/15/1999                             DKK   49,190,000      7,237,973
8.00% due 05/15/2003                                   29,760,000      4,954,729
                                                                     -----------
                                                                      12,192,702

REPUBLIC OF ECUADOR - 0.24%
3.25% due 12/27/2015                               $    2,058,620      1,231,261
                                                                     -----------

FEDERAL REPUBLIC OF GERMANY - 0.86%
5.625% due 01/04/2028                            DEM    4,040,000      2,325,277
6.00% due 01/05/2006                                      510,000        305,697
6.50% due 07/04/2027                                    2,640,000      1,708,326
                                                                     -----------
                                                                       4,339,300

REPUBLIC OF GREECE - 0.27%
FRN due 02/25/2000                               GRD  408,800,000      1,339,038
                                                                     -----------

REPUBLIC OF ITALY - 0.69%
zero coupon
  due 07/31/1998                                ITL 6,200,000,000      3,473,116
                                                                     -----------
GOVERNMENT OF MEXICO - 1.62%
11.50% due 05/15/2026                              $    2,400,000      2,700,000
Series W-A due 12/31/2019                               2,900,000      2,399,750

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                      -----------    -----------
GOVERNMENT OF MEXICO - CONTINUED
Series W-B due 12/31/2019                             $ 1,000,000    $   826,250
FRN, Series D due 12/31/2019                            2,500,000      2,247,000
                                                                     -----------
                                                                       8,173,000

GOVERNMENT OF MOROCCO - 1.18%
FRN due 01/01/2009                                      7,000,000      5,967,500
                                                                     -----------

GOVERNMENT OF NETHERLANDS - 0.77%
9.00% due 01/15/2001 NLG                                7,120,000      3,898,443
                                                                     -----------

GOVERNMENT OF NEW ZEALAND - 0.31%
6.50% due 02/15/2000 NZD                                3,000,000      1,544,659
                                                                     -----------

REPUBLIC OF PANAMA - 0.52%
3.75% due 07/12/2014                                  $ 3,500,000      2,603,300
                                                                     -----------

REPUBLIC OF PERU - 0.45%
4.00% due 03/02/2017                                    3,700,000      2,280,310
                                                                     -----------

GOVERNMENT OF RUSSIA - 1.66%
FRN due 12/15/2015                                      5,707,277      3,160,404
FRN due 12/15/2020                                     11,000,000      5,197,500
FRN due 12/15/2015                                         78,945         42,437
                                                                     -----------
                                                                       8,400,341

KINGDOM OF SWEDEN - 0.49%
11.00% due 01/21/1999 SEK                              19,000,000      2,466,998
                                                                     -----------

REPUBLIC OF VENEZUELA - 1.08%
6.625% due 03/31/20078 - 12/18/1998                   $ 6,535,714      5,440,671
                                                                     -----------
                                                                       5,440,671

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $89,923,193)                                                  $87,492,817
                                                                     -----------

CORPORATE BONDS - 35.63%
AEROSPACE - 0.24%
B E Aerospace,
  8.00% due 03/01/2008                                $ 1,225,000    $ 1,221,938
                                                                     -----------

AGRICULTURAL OPERATIONS - 0.28%
Hines Horticulture,
  11.75% due 10/15/2005                                 1,290,000      1,412,550
                                                                     -----------

APPAREL & TEXTILES - 0.41%
Collins & Aikman
  Floorcovering, 10.00% due
  01/15/2007                                            1,250,000      1,296,875

APPAREL & TEXTILES - CONTINUED
Synthetic Industries,
  Incorporated, 9.25% due
  02/15/2007                                          $   750,000    $   776,250
                                                                     -----------
                                                                       2,073,125

BANKING - 1.63%
Banc One Corporation,
  7.60% due 05/01/2007***                               3,300,000      3,580,830
Korea Development Bank,
  9.60% due 12/01/2000                                  3,000,000      2,886,990
Malayan Banking BHD,
  7.125% due 09/15/2005                                 2,100,000      1,776,579
                                                                     -----------
                                                                       8,244,399

BROADCASTING - 1.37%
Century Communications
  Corporation, zero coupon due
  01/15/2008                                            3,000,000      1,361,250
Chancellor Media Corporation,
  9.375% due 10/01/2004                                   500,000        527,500
CSC Holdings, Incorporated,
  10.50% due 05/15/2016                                 1,000,000      1,165,000
Fox Family Worldwide,
  Incorporated, Step up to
  10.25% due 11/01/2007                                 1,250,000        812,500
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                                            1,000,000      1,011,250
Marcus Cable Company,
  Step up to 14.25% due
  12/15/2005                                            1,000,000        930,000
SFX Broadcasting,
  Incorporated, 10.75% due
  05/15/2006                                            1,000,000      1,102,500
                                                                     -----------
                                                                       6,910,000

BUILDING MATERIALS & CONSTRUCTION - 0.20%
Nortek, Incorporated,
  9.125% due 09/01/2007                                 1,000,000      1,015,000
                                                                     -----------

BUSINESS SERVICES - 1.46%
Borg Warner Security
  Corporation, 9.125% due
  05/01/2003***                                         1,000,000      1,042,500
First Data Corporation,
  6.375% due 12/15/2007                                 2,575,000      2,620,269
Jordan Industries,
  Incorporated, Series B,
  Series B, Step up to 11.75%
  due 04/01/2009                                        2,412,580      1,544,051
Jordan Telecommunication
  Products, 9.875% due
  08/01/2007                                            1,000,000      1,020,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                      -----------    -----------
BUSINESS SERVICES - CONTINUED
Williams Scotsman,
  Incorporated, 9.875% due
  06/01/2007                                          $ 1,100,000    $ 1,144,000
                                                                     -----------
                                                                       7,370,820

CHEMICALS - 1.09%
Huntsman Packaging
  Corporation, 9.125% due
  10/01/2007                                            1,200,000      1,218,000
Norsk Hydro AS,
  6.70% due 01/15/2018                                  2,050,000      2,091,758
PCI Chemicals Canada,
  Incorporated, 9.25% due
  10/15/2007                                            1,000,000        990,000
Texas Petro-Chemical
  Corporation, 11.125% due
  07/01/2006                                            1,085,000      1,182,650
                                                                     -----------
                                                                       5,482,408

COAL - 0.10%
P&L Coal Holdings Corporation,
  9.625% due 05/15/2008
                                                          500,000        513,750
                                                                     -----------

COMPUTERS & BUSINESS EQUIPMENT - 0.45%
Decisionone Corporation,
  9.75% due 08/01/2007***                               1,030,000        993,950
Unisys Corporation,
  7.875% due 04/01/2008                                 1,250,000      1,275,000
                                                                     -----------
                                                                       2,268,950

CONGLOMERATES - 0.47%
Dana Corporation,
  6.50% due 03/15/2008                                  1,365,000      1,386,362
Raytheon Company,
  5.95% due 03/15/2001                                  1,000,000        996,280
                                                                     -----------
                                                                       2,382,642

COSMETICS & TOILETRIES - 0.52%
American Safety Razor Company,
  Series B, 9.875% due
  08/01/2005                                            1,000,000      1,070,000
Revlon Worldwide Corporation
  Series B, zero coupon due
  03/15/2001                                            2,000,000      1,555,000
                                                                     -----------
                                                                       2,625,000
CRUDE PETROLEUM & NATURAL GAS - 0.50%
Dawson Production Services,
  Incorporated, 9.375% due
  02/01/2007***                                         1,250,000      1,256,250
Wainoco Oil Corporation,
  9.125% due 02/15/2006                                 1,250,000      1,259,375
                                                                     -----------
                                                                       2,515,625

DRUGS & HEALTH CARE - 2.10%
Cole National Group,
  Incorporated, 8.625% due
  08/15/2007                                          $ 1,275,000    $ 1,287,750
Dade International,
  Incorporated, 11.125% due
  05/01/2006                                            1,000,000      1,130,000
Dailey International,
  Incorporated, 9.50% due
  02/15/2008                                            1,000,000        977,500
Fisher Scientific
  International, Incorporated,
  9.00% due 02/01/2008                                    750,000        746,250
Integrated Health Services,
  Incorporated, Series A,
  9.25% due 01/15/2008                                  1,000,000      1,038,750
Maxxim Medical, Incorporated,
  10.50% due 08/01/2006                                 1,000,000      1,097,500
Packard BioScience,
  Incorporated, 9.375% due
  03/01/2007                                              900,000        873,000
Prime Medical Services,
  Incorporated,  8.75% due
  04/01/2008                                            1,000,000        990,000
Universal Hospital Services,
  10.25% due 03/01/2008                                 1,000,000      1,000,000
Vencor, Incorporated,
  9.875% due 05/01/2005                                 1,500,000      1,475,625
                                                                     -----------
                                                                      10,616,375

EDUCATIONAL SERVICES - 0.25%
Kindercare Learning Centre,
  Incorporated, 9.50% due
  02/15/2009                                            1,250,000      1,256,250
                                                                     -----------

ELECTRICAL EQUIPMENT - 0.21%
SC International Services,
  Incorporated, Series B,
  9.25% due 09/01/2007                                  1,000,000      1,035,000
                                                                     -----------

ELECTRIC UTILITIES - 0.51%
AES Corporation,
  8.50% due 11/01/2007                                  1,000,000      1,010,000
Transamerican Energy Corporation,
     11.50% due 06/15/2002                                750,000        690,000
Transamerican Energy Corporation,
  Series B, Step up to 13.00% due
  06/15/2002                                            1,050,000        861,000
                                                                     -----------
                                                                       2,561,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------     -----------
ELECTRONICS - 0.23%
Amphenol Corporation,
  9.875% due 05/15/2007                              $ 1,100,000     $ 1,171,500
                                                                     -----------

FINANCIAL SERVICES - 2.63%
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                                       1,000,000         690,000
CB Richards Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                                           1,250,000       1,240,625
DVI, Incorporated,
  9.875% due 02/01/2004                                1,000,000       1,060,000
Foamex Capital Corporation,
  9.875% due 06/15/2007                                  750,000         825,000
Forest City Enterprises,
  Incorporated, 8.50% due
  03/15/2008                                           1,000,000         990,000
Intertek Finance PLC, Series
  B, 10.25% due 11/01/2006                             1,250,000       1,287,500
Medicom LLC/Mediacom Capital
  Corporation, 8.50% due
  04/15/2008                                           1,000,000         996,250
Merrill Lynch & Company,
  Incorporated, 6.00% due
  02/12/2003***                                        2,025,000       2,017,143
Paine Webber Group,
  Incorporated, 7.00% due
  03/01/2000***                                        1,700,000       1,721,454
United States Leasing
  International, 8.45% due
  01/25/2005***                                        1,500,000       1,674,930
Venture Holdings Trust,
  9.75% due 04/01/2004                                   781,000         788,810
                                                                     -----------
                                                                      13,291,712

FOOD & BEVERAGES - 1.26%
B & G Foods Incications
  Corporation, 9.625% due
  08/01/2007                                             500,000         505,000
CFP Holdings, Incorporated,
  Series B, 11.625% due
  01/15/2004                                           1,100,000       1,031,250
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003***                                        1,250,000       1,303,125
Dole Foods, Incorporated,
  6.75% due 07/15/2000***                              1,500,000       1,511,850
Imperial Holly Corporation,
  9.75% due 12/15/2007                                 1,000,000       1,002,500
Specialty Foods Corporation,
  11.125% due 10/01/2002                               1,000,000       1,000,000
                                                                     -----------
                                                                       6,353,725

FOREST PRODUCTS - 0.19%
Doman Industries, Ltd.
  8.75% due 03/15/2004                               $ 1,000,000     $   977,500
                                                                     -----------

FURNITURE & FIXTURES - 0.21%
Sealy Mattress Company
  9.875% due 12/15/2007                                1,000,000       1,060,000
                                                                     -----------

GAS & PIPELINE UTILITIES - 0.46%
Praxair, Incorporated
  6.15% due 04/15/2003                                 2,300,000       2,300,943
                                                                     -----------

HOTELS & RESTAURANTS - 0.21%
Prime Hospitality Corporation,
   9.75% due 04/01/2007                                1,000,000       1,062,500
                                                                     -----------

HOUSEHOLD PRODUCTS - 0.31%
Ekco Group, Incorporated,
  Series B, 9.25% due
  04/01/2006                                           1,500,000       1,563,750
                                                                     -----------

INDUSTRIAL MACHINERY - 0.71%
Harnischfeger Industries,
  Incorporated, 6.875% due
  02/15/2027***                                        2,400,000       2,540,736
Insilco Corporation,
  10.25% due 08/15/2007                                1,000,000       1,030,000
                                                                     -----------
                                                                       3,570,736

INDUSTRIALS - 2.69%
Advance Stores Company,
  10.25% due 04/15/2008                                1,000,000       1,030,000
AEI Holdings Company,
  10.00% due 11/15/2007                                1,000,000         990,000
Falcon Holding Group LP,
  8.375% due 04/15/2010                                1,250,000       1,237,500
Furon Company,
  8.125% due 03/01/2008                                  750,000         748,125
High Voltage Engineering
  Corporation, 10.50% due
  08/15/2004                                           1,000,000       1,030,000
Holt Group, Incorporated,
  9.75% due 01/15/2006                                 1,000,000       1,000,000
Indesco International,
  Incorporated, 9.75% due
  04/15/2008                                           1,250,000       1,237,500
International Semi-Tech
  Microelectronic, Step up to
  11.50% due 08/15/2003                                  800,000         240,000
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                                           1,750,000       1,172,500
Polymer Group, Incorporated,
  8.75% due 03/01/2008                                   875,000         873,906

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------     -----------
INDUSTRIALS - CONTINUED
Polymer Group, Incorporated,
  9.00% due 07/01/2007                               $   275,000     $   278,094
Purina Mills, Incorporated,
  9.00% due 03/15/2010                                 1,375,000       1,412,812
RG Receivables, Ltd.,
  9.60% due 02/10/2005                                 1,446,429       1,342,879
Stellex Industries,
  Incorporated, 9.50% due
  11/01/2007                                           1,000,000         990,000
                                                                     -----------
                                                                      13,583,316

INSURANCE - 0.36%
Aetna Services, Incorporated,
  7.625% due 08/15/2026***                             1,700,000       1,813,730
                                                                     -----------

LEISURE TIME - 0.44%
Grand Casinos, Incorporated,
  9.00% due 10/15/2004                                 1,000,000       1,085,000
Sun International Hotels,
  Ltd., 8.625% due 12/15/2007                          1,125,000       1,158,750
                                                                     -----------
                                                                       2,243,750

LIQUOR - 0.12%
Stroh Brewery Company,
  11.10% due 07/01/2006                                1,000,000         601,250
                                                                     -----------

METAL & METAL PRODUCTS - 1.04%
Commonwealth Aluminum
  Corporation, 10.75% due
  10/01/2006                                           1,000,000       1,030,000
Envirosource, Incorporated,
  9.75% due 06/15/2003                                 1,000,000       1,010,000
International Knife & Saw,
  Incorporated, 11.375% due
  11/15/2006                                           1,000,000       1,060,000
International Utility
  Strucutures, Incorporated,
  10.75% due 02/01/2008                                1,075,000       1,096,500
Renco Metals, Incorporated,
  11.50% due 07/01/2003                                1,000,000       1,060,000
                                                                     -----------
                                                                       5,256,500
MINING - 0.19%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                                           1,000,000         980,000
                                                                     -----------

NEWSPAPERS - 0.45%
Garden State Newspapers,
  Incorporated, 8.75% due
  10/01/2009                                           1,000,000       1,015,000

Hollinger, Incorporated,
  zero coupon due 10/05/2013                            3,000,000      1,245,000
                                                                     -----------
                                                                       2,260,000

OFFICE FURNISHINGS & SUPPLIES - 0.61%
Staples, Incorporated,
  7.125% due 08/15/2007***                              2,950,000      3,055,227
                                                                     -----------

PAPER - 0.26%
Stone Container Corporation,
  12.25% due 04/01/2002                                 1,250,000      1,293,750
                                                                     -----------

PETROLEUM SERVICES - 1.67%
Bellwether Exploration
  Company, 10.875% due
  04/01/2007                                            1,000,000      1,055,000
Benton Oil & Gas Company,
  11.625% due 05/01/2003                                1,000,000      1,065,000
Cliffs Drilling Company,
  10.25% due 05/15/2003***                              1,100,000      1,177,000
Costilla Energy, Incorporated,
  10.25% due 10/01/2006                                   750,000        761,250
National Energy Group,
  Incorporated, 10.75% due
  11/01/2006                                            1,250,000      1,125,000
Occidental Petroleum
  Corporation, 9.25% due
  08/01/2019***                                         2,225,000      2,770,748
United Refining Company,
  10.75% due 06/15/2007                                   500,000        495,000
                                                                     -----------
                                                                       8,448,998

PLASTICS - 0.51%
Berry Plastics,
  12.25% due 04/15/2004                                 1,150,000      1,247,750
Key Plastics, Incorporated,
  10.25% due 03/15/2007                                   500,000        525,000
Plastic Containers,
  Incorporated, 10.00% due
  12/15/2006                                              750,000        798,750
                                                                     -----------
                                                                       2,571,500

POLLUTION CONTROL - 0.78%
Allied Waste Industries,
  Incorporated, Step up to
  11.30% due 06/01/2007                                 2,000,000      1,470,000
Loomis Fargo & Company,
  10.00% due 01/15/2004                                 1,000,000      1,000,000
Norcal Waste Systems,
  Incorporated, Series B, Step
  up to 13.50% due 11/15/2005
                                                        1,250,000      1,462,500
                                                                     -----------
                                                                       3,932,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                      -----------    -----------
PUBLISHING - 0.25%
American Media Operations,
  Incorporated, 11.625% due
  11/15/2004                                          $ 1,150,000    $ 1,242,000
                                                                     -----------

REAL ESTATE - 0.26%
Radnor Holdings Corporation,
  10.00% due 12/01/2003                                 1,250,000      1,300,000
                                                                     -----------

RETAIL GROCERY - 0.70%
Carr Gottstein Foods Company,
  12.00% due 11/15/2005                                 1,000,000      1,110,000
Fleming Companies,
  Incorporated, 10.625% due
  07/31/2007                                              750,000        791,250
Fleming Companies,
  Incorporated,Series B,
  10.50% due 12/01/2004                                   500,000        520,000
Jitney-Jungle Stores of
  America, Incorporated,
  12.00% due 03/01/2006                                 1,000,000      1,125,000
                                                                     -----------
                                                                       3,546,250

RETAIL TRADE - 1.30%
Finlay Enterprises,
  Incorporated, 9.00% due
  05/01/2008                                              500,000        501,250
Finlay Fine Jewelry
  Corporation, 8.375% due
  05/01/2008                                            1,000,000      1,005,000
French Fragrances,
  Incorporated, Series B,
  10.375% due 05/15/2007                                  840,000        894,600
Hills Stores Company,
  12.50% due 07/01/2003                                   500,000        492,500
Maxim Group, Incorporated,
  9.25% due 10/15/2007                                    500,000        513,750
Musicland Group, Incorporated,
  9.875% due 03/15/2008
                                                        1,000,000        982,500
Selmer, Incorporated,
  11.00% due 05/15/2005                                 1,000,000      1,090,000
Windy Hill Pet Food,
  Incorporated, 9.75% due
  05/15/2007                                            1,040,000      1,086,800
                                                                     -----------
                                                                       6,566,400

SOFTWARE - 0.16%
Alvey Systems, Incorporated,
  11.375% due 01/31/2003                                  750,000        806,250
                                                                     -----------

TELECOMMUNICATIONS SERVICES - 1.49%
Adelphia Communications
  Corporation, Series B,
  9.875% due 03/01/2007                               $   525,000    $   568,312
10.50% due 07/15/2004                                     475,000        518,938
Comcast Cellular Holdings,
  Incorporated, Series B,
  9.50% due 05/01/2007                                  1,000,000      1,037,500
Diamond Cable Communications
  PLC, Step up to 11.75% due
  12/15/2005
                                                          750,000        622,500
ICG Holdings, Incorporated,
  Step up to 13.50% due
  09/15/2005                                            1,250,000      1,068,750
International Cabletel,
  Incorporated, Series B, Step
  up to 11.50% due 02/01/2006
                                                        1,500,000      1,237,500
Telewest Communication PLC,
  Step up to 11.00% due
  10/01/2007                                            1,500,000      1,237,500
United International Holdings,
  Incorporated, 10.75% due
  02/15/2008                                            2,000,000      1,235,000
                                                                     -----------
                                                                       7,526,000

TELEPHONE - 2.41%
British Telecom PLC,
  7.00% due 05/23/2007                                  5,080,000      5,397,500
GST Network Funding,
  Incorporated, Step up to
  10.50% due 05/01/2008                                 1,500,000        900,000
GTE Corporation,
  6.94% due 04/15/2028                                  1,800,000      1,814,040
Intermedia Communications,
  Incorporated, Series B, Step
  up to 11.25% due 07/15/2007
                                                        1,000,000        730,000
Mastec, Incorporated,
  7.75% due 02/01/2008                                    750,000        716,250
NEXTEL Communications,
    Incorporated,
   Step up to 9.75% due
   08/15/2004                                           1,000,000        972,500
   Step up to 9.95% due
   02/15/2008                                           1,000,000        637,500
Nextlink Communications,
  Incorporated, 9.00% due
  03/15/2008                                            1,000,000      1,000,000
                                                                     -----------
                                                                      12,167,790

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------   ------------
TOYS, AMUSEMENTS & SPORTING GOODS - 0.20%
Riddel Sports, Incorporated,
  10.50% due 07/15/2007                              $  1,000,000   $  1,007,500
                                                                    ------------

TRANSPORTATION - 1.74%
Atlantic Express
  Transportation Corporation,
  10.75% due 02/01/2004                                 1,250,000      1,331,250
Axiohm Transaction Solutions,
  9.75% due 10/01/2007                                  1,000,000      1,012,500
Iron, Incorporated,
  10.125% due 10/01/2006                                1,000,000      1,085,000
LES Company, Incorporated,
  9.25% due 06/01/2008                                    500,000        505,000
Navistar International
  Corporation, 8.00% due
  02/01/2008                                            1,000,000      1,005,000
Ryder Trucks, Incorporated,
  10.00% due 12/01/2006                                   850,000        981,750
Stena AB,
  10.50% due 12/15/2005                                 1,000,000      1,090,000
TFM S A De C V,
  Step up to 11.75% due
  06/15/2009                                            1,500,000        937,500
Trico Marine Services,
  Incorporated, 8.50% due
  08/01/2005                                              875,000        850,937
                                                                    ------------
                                                                       8,798,937

TOTAL CORPORATE BONDS
(Cost: $178,578,103)                                                $179,858,846
                                                                    ------------

CONVERTIBLE BONDS - 0.16%
DRUGS & HEALTH CARE - 0.16%
Fresenius Medical Care Capital
  Trust,  9.00% due 12/01/2006                       $    750,000   $    780,000
                                                                    ------------

TOTAL CONVERTIBLE BONDS
(Cost: $766,875)                                                    $    780,000
                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.58%
DLJ Commercial Mortgage
  Corporation, Series 1998-CG1,
  Class S, 0.709% due 05/10/2023                     $ 47,378,006   $  2,354,687
First Boston Mortgage Securities
  Corporation Strip, Series D,
  Class I-O, Interest Only due
  05/25/2017                                              782,331        223,450

COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
First Union Residential
  Securitiation Trust, Series
  1998-A, Class B2, REMIC due
  08/25/2028                                         $  1,123,016   $  1,104,767
Green Tree Financial Corporation,
  Series 1997-6, Class A8, 7.07%
  due 09/15/2007***                                     8,245,267      8,551,826
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class 3B3, 6.75% due 05/25/2028                       1,576,325      1,539,534
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class CB3, 6.838% due 05/25/2028                      2,301,882      2,247,212
PNC Mortgage Securities
  Corporation, Series 1998-5,
  Class CB3, 6.734% due 07/25/2028                      2,122,356      2,056,032
                                                                    ------------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $17,773,138)                                                 $ 18,077,508
                                                                    ------------

ASSET BACKED SECURITIES - 1.26%
Mid State Trust VI,
  7.34% due 07/01/2035***                            $  6,097,244   $  6,337,292
                                                                    ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $6,096,317)                                                  $  6,337,292
                                                                    ------------

SUPRANATIONAL OBLIGATIONS - 0.34%
European Investment Bank, 4.25%
  due 07/16/1998 (Yen)                                240,000,000   $  1,738,338
                                                                    ------------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $1,881,144)                                                  $  1,738,338
                                                                    ------------

PRINCIPAL
 AMOUNT                                                                 VALUE
 ------                                                                 -----
SHORT TERM INVESTMENTS - 20.13%
$15,000,000 Bausch & Lomb, Incorporated
              5.77% due 07/08/1998                                   $14,983,171
 15,000,000 Levi Strauss & Company
              6.00% due 07/08/1998                                    14,982,500
 31,987,817 Navigator Securities Lending Trust,
              5.54%                                                   31,987,817

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

Principal                                       Principal
 Amount                                          Amount                Value
 ------                                         --------               -----
SHORT TERM INVESTMENTS - CONTINUED
$15,000,000   Norfolk Southern Corporation
                5.72% due 07/09/1998                                $ 14,980,933
 11,986,000   Rayonier, Incorporated
                7.25% due 07/01/1998                                  11,986,000
 12,717,000   Raytheon Company
                5.70% due 07/01/1998                                  12,717,000
                                                                    ------------
                                                                     101,637,421
                                                                    ------------
TOTAL INVESTMENTS (Strategic Bond
Trust) (Cost: $504,104,404)                                         $504,827,141
                                                                    ============

GLOBAL GOVERNMENT BOND TRUST

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                        ------         -----
FOREIGN GOVERNMENT OBLIGATIONS - 40.27%
FOREIGN BONDS - 6.86%
Province of Ontario
6.00% due 02/21/2006                                 $ 10,000,000   $  9,995,000
Province of Quebec
7.00% due 01/30/2007                                    4,000,000      4,207,500
                                                                    ------------
                                                                      14,202,500

COMMONWEALTH OF AUSTRALIA - 2.50%
6.50% due 06/14/2005                       AUD          8,000,000      5,177,053
                                                                    ------------

GOVERNMENT OF CANADA - 3.91%
6.125% due 07/15/2002                                $  8,000,000      8,095,000
                                                                    ------------

KINGDOM OF DENMARK - 4.84%
5.00% due 08/15/2005                       DKK         38,000,000      5,606,376
7.00% due 11/10/2024                                   25,000,000      4,415,532
                                                                    ------------
                                                                      10,021,908

REPUBLIC OF ITALY - 8.69%
5.75% due 07/10/2007                       DEM         10,000,000      5,877,624
zero coupon due 01/10/2001                           $ 14,000,000     12,101,250
                                                                    ------------
                                                                      17,978,874

REPUBLIC OF SOUTH AFRICA - 1.43%
12.50% due 12/21/2006                      ZAR         10,000,000      1,467,049
13.00% due 08/31/2010                                  10,000,000      1,488,513
                                                                    ------------
                                                                       2,955,562


KINGDOM OF SWEDEN - 11.44%
5.50% due 04/12/2002                       SEK         50,000,000      6,484,284
6.00% due 02/09/2005                                   50,000,000      6,702,106
6.50% due 10/25/2006                                   50,000,000      6,935,996
zero coupon due 07/31/2000                              4,000,000      3,557,500
                                                                    ------------
                                                                      23,679,886

GOVERNMENT OF UNITED KINGDOM - 0.59%
zero coupon due 06/07/2021          pound sterling      2,500,000   $  1,224,157
                                                                    ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $83,311,938)                                                 $ 83,334,940
                                                                    ------------

CORPORATE BONDS - 32.83%
BANKING - 7.75%
Baden-Wurttemberg L Finance,
  5.125% due 03/05/2004                    ECU          5,500,000   $  6,167,050
Baden-Wurttemberg L Finance,
  5.375% due 02/05/2010                    DEM         10,000,000      5,666,916
Bank Nederlandse Gemeenten,
  zero coupon due
  12/29/2017                               ZAR        180,000,000      2,143,761
Schweiz Bankgesellschaft,
  zero coupon due
  03/31/2006                        pound sterling      2,000,000      2,062,079
                                                                    ------------
                                                                      16,039,806
FINANCIAL SERVICES - 20.63%
Credit Local Dexia France,
  5.25% due 04/25/2008                     ECU          5,500,000      6,087,791
DEPFA Finance NV,
  7.125% due 11/11/2003 pound sterling                  5,000,000      8,405,896
Federal National Mortgage Association,
   6.375% due 08/15/2007                   AUD         10,000,000      6,443,383
   7.00% due 09/26/2000                    NZD         10,000,000      5,107,236
Ford Credit Canada, Ltd.,
  14.00% due 11/13/2002                    ZAR         18,000,000      2,864,671
Helaba International Finance
  PLC, 7.375% due
  12/30/2002                        pound sterling      4,000,000      6,745,588
Swiss Bank Corporation
  Finance (C.I.), Ltd., zero
  coupon due 02/28/2001             pound sterling      4,000,000      5,543,404
Westdeutsche Landesbank
  Finance Curacao, 15.25% due
  02/07/2000                               ZAR          9,000,000      1,483,558
                                                                    ------------
                                                                      42,681,528

TOBACCO - 4.45%
Philip Morris Company,
  Incorporated, 7.00% due
  07/15/2005                                            9,000,000      9,211,500
                                                                    ------------

TOTAL CORPORATE BONDS
(Cost: $69,112,841)                                                 $ 67,932,834
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                        ------         -----
ASSET BACKED SECURITIES- 4.18%
Citibank Credit Card Master Trust,
  5.75% due 07/16/2007                     DEM         15,000,000   $  8,645,928
                                                                    ------------

TOTAL ASSET BACKED SECURITIES
(Cost: $8,523,593)                                                  $  8,645,928
                                                                    ------------

SUPRANATIONAL OBLIGATIONS - 12.71%
Asian Development Bank, zero
  coupon due 08/31/2004                              $ 14,000,000   $  9,861,250
Eurofima, 15.50% due
  02/07/2002                               ZAR          9,000,000      1,491,905

European Investment Bank,
   13.50% due 11/11/2002                               18,000,000      2,932,968
   14.75% due 06/13/2002                                9,000,000      1,508,221

International Bank for Reconstruction and
  Development (World Bank)
  7.00% due 09/18/2000                     NZD         10,000,000      5,135,205
zero coupon due 08/20/2007                             12,000,000      3,395,284
zero coupon due 07/14/2027                 ZAR        400,000,000      1,981,450
                                                                    ------------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $29,659,519)                                                 $ 26,306,284
                                                                    ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 ------                                                                -----
SHORT TERM INVESTMENTS - 10.00%
$20,698,000   Navigator Securities Lending
              Trust, 5.54%                                          $20,698,000
                                                                    ------------
TOTAL INVESTMENTS (Global Government
Bond Trust) (Cost: $211,305,892)                                    $206,917,986
                                                                    ============

CAPITAL GROWTH BOND TRUST

                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                     -----------     -----------
U.S. TREASURY OBLIGATIONS - 24.31%
U.S. TREASURY BONDS - 5.46%
6.375% due 08/15/2027                                $ 1,595,000     $ 1,751,502
6.625% due 02/15/2027                                  1,065,000       1,202,619
6.75% due 08/15/2026                                     235,000         269,037
                                                                     -----------
                                                                       3,223,158

U.S. TREASURY NOTES - 18.85%
5.875% due 02/28/1999                                $ 3,000,000     $ 3,007,980
6.125% due 08/15/2007                                  4,700,000       4,890,209
6.375% due 05/15/1999                                    360,000         362,588
6.50% due 08/31/2001                                   2,000,000       2,054,380
7.25% due 05/15/2004                                     750,000         813,750
                                                                     -----------
                                                                      11,128,907

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $14,088,490)                                                  $14,352,065
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 1.87%
FOREIGN BONDS - 1.87%
Province of Quebec,
8.80% due 04/15/2003                                 $ 1,000,000     $ 1,104,380
                                                                     -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,098,025)                                                   $ 1,104,380
                                                                     -----------

CORPORATE BONDS - 48.23%
AUTOMOBILES - 5.46%
Chrysler Corporation,
  7.45% due 02/01/2097                               $ 2,000,000     $ 2,214,520
Ford Motor Credit Company,
  6.375% due 04/15/2000                                1,000,000       1,007,380
                                                                     -----------
                                                                       3,221,900

BANKING - 7.44%
Bank New York, Incorporated,
  6.625% due 06/15/2003                                1,000,000       1,019,180
Bank Nova Scotia Halifax,
  9.00% due 10/01/1999                                 1,000,000       1,035,870
Citicorp,
  7.125% due 06/01/2003                                1,000,000       1,039,850
Republic New York
  Corporation, 9.50% due
  04/15/2014                                           1,000,000       1,296,050
                                                                     -----------
                                                                       4,390,950

CONGLOMERATES - 1.65%
ITT Corporation,
  6.25% due 11/15/2000                                 1,000,000         974,600
                                                                     -----------

ELECTRIC UTILITIES - 5.14%
Baltimore Gas & Electric
  Company, 6.125% due
  07/01/2003                                           1,000,000       1,005,840
Northern States Power Company
  of Minnesota, 6.375% due
  04/01/2003                                           1,000,000       1,015,770

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                       -----------   -----------
ELECTRIC UTILITIES - CONTINUED
Pacific Gas & Electric
  Company, 6.25% due
  08/01/2003                                           $ 1,000,000   $ 1,010,470
                                                                     -----------
                                                                       3,032,080

FINANCIAL SERVICES - 10.62%
Bear Stearns Capital Trust,
  Incorporated, 7.00% due
  07/15/1998                                             1,000,000     1,019,903
Commercial Credit Group,
  Incorporated, 7.375% due
  04/15/2005                                             1,000,000     1,068,380
Donaldson Lufkin & Jenrette,
  5.625% due 02/15/2016                                  1,000,000       989,910
Fifth Third Capital Trust,
  Incorporated, Series A,
  8.136% due 03/15/2027                                  1,000,000     1,092,200
Household Finance
  Corporation, 7.75% due
  06/01/1999                                             1,000,000     1,016,610
Southern Company Capital
  Trust I, 8.19% due
  02/01/2037                                             1,000,000     1,081,660
                                                                     -----------
                                                                       6,268,663

FUNERAL SERVICES - 1.72%
Service Corporation
  International, 6.75% due
  06/01/2001                                             1,000,000     1,014,450
                                                                     -----------

GAS & PIPELINE UTILITIES - 1.73%
Columbia Gas Systems,
  Incorporated, 7.05% due
  11/28/2007                                             1,000,000     1,023,190
                                                                     -----------

HOUSEHOLD PRODUCTS - 2.24%
Procter & Gamble-ESOP, Series
  A, 9.36% due 01/01/2021                                1,000,000     1,321,810
                                                                     -----------

INSURANCE - 1.77%
Zurich Reinsurance Centre
  Holdings, Incorporated,
  7.125% due 10/15/2023                                  1,000,000     1,048,310
                                                                     -----------

NEWSPAPERS - 1.88%
News America Holdings,
  Incorporated, 8.50% due
  02/15/2005                                             1,000,000     1,107,750
                                                                     -----------

PETROLEUM SERVICES - 1.83%
Ultramar Corporation,
  8.00% due 03/15/2005                                 $ 1,000,000   $ 1,083,350
                                                                     -----------

REAL ESTATE - 1.78%
MEPCO Finance, Incorporated,
  7.50% due 05/01/2003                                   1,000,000     1,049,890
                                                                     -----------

TELEPHONE - 3.21%
Bellsouth Savings, ESOT,
  9.19% due 07/01/2003                                     623,625       671,844
GTE Corporation,
  8.75% due 11/01/2021                                   1,000,000     1,222,790
                                                                     -----------
                                                                       1,894,634

TOYS, AMUSEMENTS & SPORTING GOODS - 1.76%
Brunswick Corporation,
  7.125% due 08/01/2027                                  1,000,000     1,037,790
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost: $26,681,927)                                                  $28,469,367
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.43%
Residential Funding Mortgage
  Security I, Incorporated,
  Series 1996-S1, Class A12,
  7.25% due 01/25/2026                                 $ 1,000,000   $ 1,024,565
Residential Funding Mortgage
  Security I, Incorporated,
  Series 1996-S3, Class A5,
  7.25% due 01/25/2026                                     976,506     1,000,002
                                                                     -----------
                                                                       2,024,567

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $1,979,438)                                                   $ 2,024,567
                                                                     -----------

ASSET BACKED SECURITIES - 5.15%
Carco Auto Loan Master Trust,
  Series 1997 1, Class A, 6.689%
  due 06/15/1998                                       $ 1,000,000   $ 1,015,420
Discover Card Master Trust 1,
  Series 97 2, Class A, 6.792%
  due 04/16/2010                                         1,000,000     1,018,730
Mortgage Index Amortizing Trust,
  1997 1, Class A1, 6.682% due
  08/25/2004                                             1,000,000     1,005,000
                                                                     -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $2,999,992)                                                   $ 3,039,150
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 ------                                                                -----
SHORT TERM INVESTMENTS - 2.15%
$1,270,000    Navigator Securities Lending
              Trust, 5.54%                                           $ 1,270,000
                                                                     -----------

REPURCHASE AGREEMENTS - 14.86%
$8,774,000    Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.71%, to be
              repurchased at $8,775,392 on
              07/01/1998, collateralized by
              $6,620,000 U.S. Treasury Bonds,
              8.75% due 05/15/2017 (valued at
              $8,953,550, including interest)                        $8,774,000
                                                                     -----------

TOTAL INVESTMENTS (Capital Growth Bond
Trust) (Cost: $56,891,872)                                           $59,033,529
                                                                     ===========

INVESTMENT QUALITY BOND TRUST

                                                          SHARES        VALUE
                                                          ------        -----
COMMON STOCKS - 0.09%
INDUSTRIALS - 0.05%
Sinking Fund Holdings Group,
  Incorporated                                                 17   $    151,725
                                                                    ------------

PUBLISHING - 0.04%
Primedia, Incorporated                                      1,380        134,205
                                                                    ------------

TOTAL COMMON STOCKS
(Cost: $290,172)                                                    $    285,930
                                                                    ------------

PREFERRED STOCK - 0.10%
MINING - 0.10%
Fairfield Manufacturing,
  Incorporated                                                270   $    289,575
                                                                    ------------

TOTAL PREFERRED STOCK
(Cost: $279,450)                                                    $    289,575
                                                                    ------------

WARRANTS - 0.00%
SOFTWARE - 0.00%
Concentric Network Corporation,
  (Expiration date 12/15/2007;
  strike price $10.86)                                         40   $      3,800
                                                                    ------------

TOTAL WARRANTS
(Cost: $0)                                                          $      3,800
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                         ------         -----

U.S. TREASURY OBLIGATIONS - 37.22%
U.S. TREASURY BONDS - 37.22%
7.50% due 11/15/2016                                 $  4,000,000   $  4,801,880
8.125% due 05/15/2021                                   1,800,000      2,343,654
11.875% due 11/15/2003                                 25,800,000     33,249,750
12.00% due 08/15/2013                                  49,000,000     72,650,340
                                                                    ------------
                                                                     113,045,624

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $111,462,702)                                                $113,045,624
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.19%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.17%
6.00% due 02/01/2003 - 07/01/2003                    $    610,135   $    608,784
6.30% due 03/15/2023                                      400,000        404,624
6.50% due 08/17/2011 -
   06/25/2019                                           1,400,000      1,410,772
7.00% due 06/01/2023 -
   01/01/2026                                           3,291,861      3,342,317
7.50% due 06/01/2010 -
   04/01/2011                                             808,756        833,053
                                                                    ------------
                                                                       6,599,550

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.29%
5.90% due 10/25/2019                                    1,000,000        998,120
6.00% due 06/01/2028                                    3,000,000      2,920,290
                                                                    ------------
                                                                       3,918,410

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.73%
6.50% due 07/15/2008 -
   05/15/2009                                             170,214        172,378
7.00% due 04/15/2023 -
   02/15/2024                                           7,183,067      7,308,688
7.50% due 04/15/2002 -
   01/15/2024                                           6,282,961      6,463,195
8.00% due 06/15/2023 -
   10/15/2023                                           1,866,148      1,940,216
8.50% due 09/15/2016 -
   04/15/2022                                           1,420,594      1,505,673
9.50% due 10/15/2009                                          798            898
                                                                    ------------
                                                                      17,391,048

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $27,240,920)                                                 $ 27,909,008
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT           VALUE
                                               -----------      -----------
FOREIGN GOVERNMENT OBLIGATIONS - 1.38%
FOREIGN BONDS - 0.75%
Province of Quebec,
8.625% due 01/19/2005                          $ 2,000,000      $ 2,286,580
                                                                -----------

REPUBLIC OF ARGENTINA - 0.63%
11.00% due 10/09/2006                            1,800,000        1,908,000
                                                                -----------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $4,238,000)                                              $ 4,194,580
                                                                -----------

CORPORATE BONDS - 28.63%
AIR TRAVEL - 0.33%
Argo-Tech Corporation,
  8.625% due 10/01/2007                            150,000          150,000
Continental Airlines,
  6.648% due 09/15/2017                            840,000          857,119
                                                                -----------
                                                                  1,007,119

APPAREL & TEXTILES - 0.09%
Clark-Schwebel, Incorporated,
  10.50% due 04/15/2006                             95,000          105,925
Collins & Aikman Products
  Company, 11.50% due
  04/15/2006                                       150,000          166,500
                                                                -----------
                                                                    272,425

AUTOMOBILES - 0.06%
LDM Technologies,
  Incorporated, 10.75% due
  01/15/2007                                       160,000          168,000
                                                                -----------

BANKING - 3.47%
BankAmerica Corporation,
  9.625% due 02/13/2001                          1,475,000        1,598,959
Credit National,
  7.00% due 11/14/2005                           1,300,000        1,326,000
Export-Import Bank of Korea,
  6.375% due 02/15/2006                          1,550,000        1,173,288
First Financial Caribbean
  Corporation, 7.84% due
  10/10/2006                                       530,000          559,378
First Republic Bank San Francisco,
  7.75% due 09/15/2012                             825,000          862,546
Korea Development Bank,
  7.125% due 09/17/2001                            715,000          635,470
National Westminster Bank PLC,
  9.45% due 05/01/2001                           1,000,000        1,085,510
NBD Bancorp,
  8.25% due 11/01/2024                           2,000,000        2,402,060
Norwest Corporation,
  6.00% due 03/15/2000                             900,000          901,701
                                                                 ----------
                                                                 10,544,912
BROADCASTING - 0.11%
Century Communications
  Corporation, zero coupon
  due 01/15/2008                               $   225,000      $   102,094
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                                       150,000          151,687
Jacor Communications Company,
   8.00% due 02/15/2010                             20,000           20,000
   8.75% due 06/15/2007                             60,000           62,400
                                                                -----------
                                                                    336,181

BUILDING MATERIALS & CONSTRUCTION - 0.04%
Grove Worldwide, LLC,
  9.25% due 05/01/2008                             120,000          117,600
                                                                -----------

BUSINESS SERVICES - 0.07%
Psinet, Incorporated,
  10.00% due 02/15/2005                            140,000          142,800
Silgan Holdings,
  Incorporated, 9.00% due
  06/01/2009                                        65,000           67,275
                                                                -----------
                                                                    210,075

CHEMICALS - 0.14%
Huntsman Corporation,
  9.50% due 07/01/2007                             135,000          135,000
Pioneer Amers Acquisition
  Corporation, 9.25% due
  06/15/2007                                        75,000           74,250
Sovereign Speciality
  Chemicals, 9.50% due
  08/01/2007                                        75,000           76,875
Texas Petro-Chemical
  Corporation, 11.125% due
  07/01/2006                                       120,000          130,800
                                                                -----------
                                                                    416,925

COAL - 0.12%
P&L Coal Holdings
  Corporation, 9.625% due
  05/15/2008                                       350,000          359,625
                                                                -----------

COMPUTERS & BUSINESS EQUIPMENT - 0.10%
Concentric Network
  Corporation, 12.75% due
  12/15/2007                                       100,000          105,750
Decisionone Corporation,
  9.75% due 08/01/2007                             100,000           96,500
Verio, Incorporated,
  10.375% due 04/01/2005                           100,000          103,000
                                                                -----------
                                                                    305,250


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT           VALUE
                                             -----------      -----------
COSMETICS & TOILETRIES - 0.04%
Revlon Worldwide Corporation
  Series B, zero coupon due
  03/15/2001                                 $   160,000      $   124,400
                                                              -----------

DRUGS & HEALTH CARE - 2.14%
Allegiance Corporation,
  7.00% due 10/15/2026                         2,830,000        2,892,062
Beckman Instruments,
  Incorporated, 7.10% due
  03/04/2003                                     240,000          241,656
Dailey International,
  Incorporated, 9.50% due
  02/15/2008                                     100,000           97,750
Healthsouth Corporation,
  6.875% due 06/15/2005                        2,000,000        2,000,740
Owens & Minor, Incorporated,
  10.875% due 06/01/2006                         250,000          272,500
Tenet Healthcare Corporation,
  7.875% due 01/15/2003                          850,000          864,875
Universal Hospital Services,
  10.25% due 03/01/2008                          120,000          120,000
                                                              -----------
                                                                6,489,583

ELECTRICAL EQUIPMENT - 0.23%
Costilla Energy, Incorporated,
  10.25% due 10/01/2006                          225,000          228,375
Energy Corporation of
  America, Incorporated,
  9.50% due 05/15/2007                           200,000          195,500
Tesoro Petroleum Corporation,
  9.00% due 07/01/2008                           135,000          134,229
Wesco Distribution,
  Incorporated, 9.125% due
  06/01/2008                                     150,000          148,500
                                                              -----------
                                                                  706,604

ELECTRIC UTILITIES - 0.89%
Cleveland Electric
  Illuminating Company, 7.19%
  due 07/01/2000                               1,010,000        1,025,463
Duke Energy Company,
  7.50% due 04/01/1999                           700,000          707,812
Empresa Nacional De  Electric,
  7.325% due 02/01/2037                        1,000,000          977,050
                                                              -----------
                                                                2,710,325

ELECTRONICS - 0.04%
Fairchild Semiconductor
  Corporation, 10.125% due
  03/15/2007                                    120,000          123,600
                                                              -----------



FINANCIAL SERVICES - 10.32%
Allstate Financing,
  7.83% due 12/01/2045                       $  530,000       $  561,747
American General Finance
  Corporation, 8.00% due
  02/15/2000                                  1,270,000        1,308,443
Amerus Capital,
  8.85% due 02/01/2027                          900,000          956,502
Amresco Commerce Mortgage,
  9.875% due 03/15/2005                         100,000          101,000
Amvescap PLC,
  6.60% due 05/15/2005                        2,000,000        2,021,900
Associates Corporation North
  America, 9.125% due
  04/01/2000                                    300,000          315,597
BanPonce Financial
  Corporation, 6.75% due
  08/09/2001                                  2,150,000        2,182,185
Beneficial Corporation,
  8.40% due 05/15/2008                          350,000          403,372
Cigna Corporation,
  7.875% due 05/15/2027                         740,000          830,332
Dime Capital Trust,
  9.33% due 05/06/2027                        1,200,000        1,405,512
Equitable Companies,
  Incorporated, 7.00% due
  04/01/2028                                    770,000          786,663
Equitable Life Assured
  Society, 7.70% due
  12/01/2015                                    680,000          750,162
General Electric Capital
  Corporation, 8.88% due
  06/18/2003                                    600,000          677,226
Globalstar LP/Globalstar
  Capital, 10.75% due
  11/01/2004                                    205,000          194,750
Iridium Operating LLC/Iridium Capital,
  10.875% due 07/15/2005                        285,000          285,113
Japan Finance Corporation,
  8.70% due 07/30/2001                        1,500,000        1,611,150
  9.125% due 10/11/2000                         500,000          533,050
Liberty Mutual Insurance Company,
  8.20% due 05/04/2007                          550,000          620,406
  8.50% due 05/15/2025                          700,000          836,780
Lumbermans Mutual Casualty
  Company, 9.15% due
  07/01/2026                                    675,000          813,274
Olympic Financial, Ltd.,
  11.50% due 03/15/2007                         100,000          100,250
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due
  10/01/2007                                    100,000           70,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT            VALUE
                                          ----------       -----------
FINANCIAL SERVICES - CONTINUED
Private Export Funding Corporation,
  6.49% due 07/15/2007                    $1,175,000       $ 1,232,645
  6.62% due 10/01/2005                     2,000,000         2,101,240
  6.90% due 01/31/2003                     3,650,000         3,823,375
  7.30% due 01/31/2002                       200,000           210,312
Rifkin Acquisitions
  Participation LP, 11.125%
  due 01/15/2006                              80,000            88,000
Sun Canada Financial Company,
  7.25% due 12/15/2015                     1,500,000         1,625,655
Tembec Finance Corporation,
  9.875% due 09/30/2005                      115,000           121,325
United States Bancorp,
  7.50% due 06/01/2026                     2,300,000         2,572,044
United States West Capital
  Funding, Incorporated,
  6.25% due 07/15/2005                     2,035,000         2,030,564
Western Financial Savings,
  8.875% due 08/01/2007                      200,000           184,000
                                                           -----------
                                                            31,354,573
FOOD & BEVERAGES - 0.08%
Aurora Foods, Incorporated,
  8.75% due 07/01/2008                        50,000            50,550
Delaware Monte Foods Company,
  Step up to 12.50%
  due 12/15/2007                             275,000           178,750
                                                           -----------
                                                               229,300

HOMEBUILDERS - 0.09%
Engle Homes, Incorporated,
  9.25% due 02/01/2008                       150,000           147,000
Standard Pacific Corporation,
  8.50% due 06/15/2007                       115,000           116,725
                                                           -----------
                                                               263,725

INDUSTRIALS - 1.76%
Advanced Micro Devices,
  Incorporated, 11.00% due
  08/01/2003                                 275,000           290,125
Cincinnati Milacron,
  Incorporated, 7.875% due
  05/15/2000                                 870,000           889,084
Falcon Building Products,
  Incorporated, 9.50% due
  06/15/2007                                 165,000           161,700
Gaylord Container
  Corporation, 9.375% due
  06/15/2007                                  95,000            91,438
Laroche Industry,
  Incorporated, 9.50% due
  09/15/2007                                  85,000            82,875


INDUSTRIALS - CONTINUED
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                              $  300,000       $   201,000
Moog, Incorporated,
  10.00% due 05/01/2006                      150,000           160,500
Neenah Corporation,
  11.125% due 05/01/2007                      85,000            92,650
News America Holdings,
  Incorporated, 9.25% due
  02/01/2013                               1,800,000         2,189,232
Numatics, Incorporated,
  9.625% due 04/01/2008                       25,000            25,250
YPF Sociedad Anonima,
  8.00% due 02/15/2004                     1,150,000         1,158,395
                                                           -----------
                                                             5,342,249

INSURANCE - 1.50%
Amerus Life Holdings
  Incorporated, 6.95% due
  06/15/2005                                 715,000           713,938
Jackson National Life
  Insurance Company, 8.15%
  due 03/15/2027                           1,000,000         1,168,240
Ohio National Life Insurance
  Company, 8.50% due
  05/15/2026                               1,150,000         1,332,390
Security Benefit Life
  Company, 8.75% due
  05/15/2016                               1,150,000         1,344,073
                                                           -----------
                                                             4,558,641

LEISURE TIME - 0.46%
Argosy Gaming Company,
  13.25% due 06/01/2004                      105,000           117,862
Hollywood Casino,
  Incorporated, 12.75% due
  11/01/2003                                 150,000           164,250
Viacom, Incorporated,
  7.75% due 06/01/2005                     1,035,000         1,102,741
                                                           -----------
                                                             1,384,853

NON-BANK FINANCE - 0.36%
KFW International Finance,
  Incorporated, 9.125% due
  05/15/2001                               1,000,000         1,082,450
                                                           -----------

OFFICE FURNISHINGS & SUPPLIES - 0.90%
Boise Cascade Office Products
  Company, 7.05% due
  05/15/2005                               2,700,000         2,726,190
                                                           -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT            VALUE
                                             ----------       ----------
PAPER - 0.58%
American Pad & Paper Company,
  13.00% due 11/15/2005                      $  185,000       $  185,925
Boise Cascade Corporation,
   9.90% due 10/01/2001                       1,000,000        1,103,200
Domtar, Incorporated,
  9.50% due 08/01/2016                           75,000           81,687
Grupo Industrial  Durango
  GIDUSA, 12.625% due
  08/01/2003                                    120,000          127,800
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                                    275,000          277,750
                                                              ----------
                                                               1,776,362

PETROLEUM SERVICES - 0.41%
Abraxas Pee Corporation,
  11.50% due 11/01/2004                         100,000          103,500
Cross Timbers Oil Company,
  8.75% due 11/01/2009                           55,000           55,275
  9.25% due 04/01/2007                          150,000          154,500
Great Lakes Carbon Corporation,
  10.25% due 05/15/2008                          65,000           66,300
Newfield Exploration Company,
  7.45% due 10/15/2007                          445,000          452,472
Petroleos Mexicanos,
  8.85% due 09/15/2007                          250,000          240,000
Plains Resources,
  Incorporated, 10.25% due
  03/15/2006                                    170,000          181,475
                                                              ----------
                                                               1,253,522

PUBLISHING - 0.17%
Scholastic Corporation,
  7.00% due 12/15/2003                          300,000          309,744
Sullivan Graphics,
  Incorporated, 12.75% due
  08/01/2005                                    210,000          219,975
                                                              ----------
                                                                 529,719


RETAIL TRADE - 0.77%
Duane Reade, Incorporated,
  9.25% due 02/15/2008                          100,000          101,250
Guitar Center Management
  Company, Incorporated,
  11.00% due 07/01/2006                         120,000          132,600
JC Penney, Incorporated,
  7.40% due 04/01/2037                        1,900,000        2,119,013
                                                              ----------
                                                               2,352,863


STEEL - 0.18%
Accuride Corporation,
  9.25% due 02/01/2008                       $   95,000       $   95,000
Acindar Industria, Argentina,
  11.25% due 02/15/2004                          75,000           75,188
Bayou Steel Corporation
  Louisiana Place, 9.50% due
  05/15/2008                                    150,000          148,687
CSN Iron SA,
  9.125% due 06/01/2007                         140,000          112,000
Weirton Steel Corporation,
  11.375% due 07/01/2004                        100,000          106,500
                                                              ----------
                                                                 537,375

TELECOMMUNICATIONS SERVICES - 1.30%
American Mobile Satellite Corporation,
  12.25% due 04/01/2008                          35,000           32,550
BTI Telecom Corporation,
  10.50% due 09/15/2007                         150,000          150,750
EchoStar DBS Corporation,
  12.50% due 07/01/2002                          60,000           67,350
Facilicom International,
  Incorporated, 10.50% due
  01/15/2008                                     70,000           68,950
GCI, Incorporated,
  9.75% due 08/01/2007                          250,000          261,250
GST Telecommunications,
  Incorporated, 12.75% due
  11/15/2007                                    210,000          245,700
Innova S De R L,
  12.875% due 04/01/2007                        200,000          203,000
ITC Deltacom, Incorporated,
  8.875% due 03/01/2008                         105,000          107,100
Level 3 Commerce,
  Incorporated, 9.125% due
  05/01/2008                                    245,000          238,262
RSL Communications PLC,
  9.125% due 03/01/2008                         170,000          164,900
Tele-Communications, Incorporated,
  9.25% due 04/15/2002                        1,500,000        1,653,480
  9.65% due 10/01/2003                          533,000          581,690
Viatel, Incorporated
  11.25% due 04/15/2008                         158,000          165,900
                                                              ----------
                                                               3,940,882
TELEPHONE - 1.57%
Allbritton Communications
  Company, 8.875% due
  02/01/2008                                    160,000          172,800
Comcast Cable Communications
  8.50% due 05/01/2027                        1,000,000        1,132,990
E Spire Communications
  Insurance, Step up to
  12.75% due 04/01/2006                         200,000          157,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
                                                  -----------      -----------
TELEPHONE - CONTINUED
Intermedia Communications,
  Incorporated, 8.875% due
  11/01/2007                                      $   250,000      $   255,625
Intermedia Communications
  Incorporated, 8.60% due
  06/01/2008                                           80,000           80,600
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                                          185,000          185,925
KMC Telecom Holdings,
  Incorporated, Step up to
  12.50% due 02/15/2008                               425,000          246,500
McLeodUSA, Incorporated,
  8.375% due 03/15/2008                                35,000           35,088
MobileMedia Communications,
  Incorporated, 9.375% due
  11/01/2007[Superior carat]                          250,000           77,500
NEXTEL Communications,
  Incorporated, Step up to
  9.75% due 10/31/2007                                660,000          430,650
Nextlink Communications,
  Incorporated, 9.45% due
  04/15/2008                                          250,000          153,750
Paging Network, Incorporated,
  10.125% due 08/01/2007                              150,000          155,250
Telecommunications Techniques
  Company, 9.75% due
  05/15/2008                                          160,000          163,600
World Common, Incorporated,
  7.55% due 04/01/2004                              1,450,000        1,535,579
                                                                   -----------
                                                                     4,782,857

TRANSPORTATION - 0.31%
Johnstown America Industry,
  Incorporated, 11.75% due
  08/15/2005                                          195,000          215,962
K & F Industry, Incorporated,
  9.25% due 10/15/2007                                105,000          106,050
MTL, Incorporated,
  10.00% due 06/15/2006                               100,000           99,000
Southern Railway Company,
  8.75% due 10/15/2003                                470,000          527,467
                                                                   -----------
                                                                       948,479

TOTAL CORPORATE BONDS
(Cost: $84,882,495)                                                $86,956,664
                                                                   -----------

MUNICIPAL BONDS - 0.56%
ALABAMA - 0.33%
Huntsville, Alabama Solid
  Waste Disposal, 5.95% due
  10/01/2003                                      $ 1,000,000      $   991,020
                                                                   -----------

MARYLAND - 0.23%
Baltimore, Maryland, Series B,
  6.375% due 10/15/2002                               705,000          716,125
                                                                   -----------


TOTAL MUNICIPAL BONDS
(Cost: $1,710,168)                                                 $ 1,707,145
                                                                   -----------


COLLATERALIZED MORTGAGE OBLIGATIONS - 0.66%
First Union-Lehman Brothers
  Commercial, 6.60% due
  07/18/1998                                      $ 1,950,000      $ 1,989,975
                                                                   -----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $1,960,094)                                                 $ 1,989,975
                                                                   -----------


ASSET BACKED SECURITIES- 1.56%
American Express Master Trust,
  6.60% due 05/15/2000                            $ 1,500,000      $ 1,508,895
Asset Securitization
  Corporation, 6.66% due
  02/14/2041                                        2,110,000        2,174,081
Credit Suisse First Boston,
  6.52% due 07/17/2007                                400,000          409,372
Green Tree Financial
  Corporation, 5.98% due
  08/01/2008                                          500,000          500,155
Premier Auto Trust,
  4.65% due 11/02/1999                                142,781          142,245
                                                                   -----------


TOTAL ASSET BACKED SECURITIES
(Cost: $4,644,472)                                                 $ 4,734,748
                                                                   -----------

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          -----------
SHORT TERM INVESTMENTS - 20.27%
$61,573,772 Navigator Securities
            Lending Trust, 5.54%                                   $61,573,772
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                  VALUE
---------                                                           ------------
REPURCHASE AGREEMENTS - 0.35%
$1,068,000    Swiss Bank Repo Repurchase
              Agreement with Swiss Bank dated
              06/30/1998 at 5.70%, to be
              repurchased at $1,068,169 on
              07/01/1998, collateralized by
              $843,000 U.S. Treasury Bonds,
              8.00% due 11/15/2021 (valued at
              $1,081,411, including interest)                       $  1,068,000
                                                                    ------------

TOTAL INVESTMENTS (Investment Quality
Bond Trust) (Cost: $299,350,245)                                    $303,758,821
                                                                    ============


U.S. GOVERNMENT SECURITIES TRUST

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
U.S. TREASURY OBLIGATIONS - 10.47%
U.S. TREASURY BONDS - 0.73%
6.375% due 08/15/2027                                $  2,100,000   $  2,306,052
6.625% due 02/15/2027                                     500,000        564,610
                                                                    ------------
                                                                       2,870,662

U.S. TREASURY NOTES - 9.74%
5.50% due 02/15/2008                                    2,500,000      2,498,425
5.625% due 12/31/2002 -
  05/15/2008                                            9,500,000      9,597,757
5.75% due 04/30/2003                                    4,400,000      4,443,296
5.875% due 09/30/2002                                   3,000,000      3,037,500
6.125% due 08/15/2007                                  14,650,000     15,242,885
6.25% due 08/31/2002                                    2,750,000      2,821,748
6.625% due 05/15/2007                                     750,000        805,545
                                                                    ------------
                                                                      38,447,156

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $40,600,795)                                                 $ 41,317,818
                                                                    ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 55.73%
FEDERAL HOME LOAN BANK - 0.84%
5.94% due 06/13/2000                                 $  3,300,000   $  3,318,546
                                                                    ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.26%
6.00% due 10/01/2010                                      928,331        926,874
6.247% due 07/01/1998                                  11,000,000     11,018,810
6.50% due 07/01/2006 - 12/01/2010                       3,526,061      3,556,557
7.00% due 12/01/2004 - 04/15/2021                      29,374,443     29,984,334
7.50% due 05/01/2007                                 $  3,070,117   $  3,164,493
8.25% due 07/01/2006                                      116,478        120,154
9.00% due 10/01/2017 - 11/01/2020                       2,518,405      2,666,556
9.50% due 08/01/2020                                    2,056,445      2,205,948
10.00% due 05/01/2005                                     895,097        928,457
10.50% due 06/01/2020                                   4,325,616      4,835,216
11.75% due 07/01/2006 -
  12/01/2013                                              129,549        146,884
12.00% due 07/01/2020                                     543,360        626,728
                                                                    ------------
                                                                      60,181,011

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 30.89%
6.50% TBA**                                            24,900,000     24,798,657
6.50% due 12/01/2003 - 04/01/2026                      21,410,543     21,379,135
6.527% due 07/01/1998                                   9,500,000      9,737,500
7.00% TBA**                                            45,925,000     46,570,706
7.50% TBA**                                               500,000        512,810
8.00% due 08/01/2004 - 10/01/2024                          18,615         19,066
8.25% due 09/01/2008                                      208,569        216,918
8.50% due 02/01/2009                                       42,413         44,348
8.75% due 08/01/2009 - 10/01/2011                       1,736,694      1,822,074
10.00% due 04/01/2016                                       3,365          3,690
10.50% due 03/01/2016                                       6,992          7,242
11.50% due 09/01/2013 -
  09/01/2019                                            1,819,414      2,078,695
11.75% due 09/01/2011 -
  12/01/2015                                              116,517        134,438
12.00% due 01/01/2013 -
  04/01/2016                                            4,531,247      5,224,969
12.50% due 01/01/2013 -
  09/01/2015                                            3,126,938      3,633,229
13.00% due 11/01/2015                                   1,605,435      1,930,034
13.50% due 11/01/2014                                     766,020        928,560
14.50% due 11/01/2014                                     642,824        790,473
VR due 01/17/2003                                       2,001,991      2,024,354
                                                                    ------------
                                                                     121,856,898

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 7.62%
7.50% due 02/15/2007 - 12/15/2027                      23,293,566     23,941,735
8.00% due 10/15/2005                                       10,460         10,780
9.00% due 02/20/2016 - 10/20/2017                       5,456,362      5,827,793
9.50% due 09/15/2020                                      235,000        254,326
11.00% due 09/15/2015                                      27,359         30,810
                                                                    ------------
                                                                      30,065,444

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
STUDENT LOAN MARKETING ASSOCIATION - 1.12%
7.50% due 03/08/2000                                 $  4,300,000   $  4,425,646
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $216,990,485)                                                $219,847,545
                                                                    ------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 1.70%
OTHER COLLATERALIZED MORTGAGE OBLIGATIONS - 1.70%
Vendee Mortgage Trust, Series
  1995-3, Class 1B, Remic, 7.25%
  due 10/15/2010                                     $  6,674,434   $  6,693,189
                                                                    ------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost: $6,738,049)                                                  $  6,693,189
                                                                    ------------

PRINCIPAL
AMOUNT                                                                  VALUE
---------                                                           ------------
SHORT TERM INVESTMENTS - 12.70%
$39,208,651   Navigator Securities Lending
              Trust, 5.54%                                          $ 39,208,651
 10,900,000   Federal Home Loan Bank,
              5.40% due 07/01/1998                                    10,900,000
                                                                    ------------
                                                                    $ 50,108,651
REPURCHASE AGREEMENTS - 19.40%
$38,270,000   Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.70%, to be
              repurchased at $38,276,059 on
              07/01/1988, collateralized by
              $32,440,000 U.S. Treasury Bonds,
              7.50% due 11/15/2016 (valued at
              $39,039,529, including interest)***                     38,270,000

 38,269,000   Repurchase Agreement with J.P.
              Morgan, dated 06/30/1998 at 5.48%, to
              be repurchased at $38,274,825 on
              07/01/1998, collateralized by
              $39,330,000 U.S. Treasury Notes,
              5.375% due 06/30/2003 (valued at
              $39,035,025, including interest)***                     38,269,000
                                                                    ------------
                                                                    $ 76,539,000
                                                                    ------------
TOTAL INVESTMENTS (U.S. Government
Securities Trust) (Cost: $390,976,980)                              $394,506,203
                                                                    ============


MONEY MARKET TRUST

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
U.S. TREASURY OBLIGATIONS - 0.96%
U.S. TREASURY BILLS - 0.96%
5.153% due 05/27/1999                                $  5,000,000   $  4,763,844
                                                                    ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $4,763,844)                                                  $  4,763,844
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.73%
FEDERAL HOME LOAN BANK - 15.08%
5.64% due 01/21/1999                                   25,000,000     25,000,000
FRN due 04/01/1999                                     50,000,000     49,983,110
                                                                    ------------
                                                                      74,983,110

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.08%
FRN due 02/04/1999 - 03/16/1999
                                                       80,000,000     79,975,113
                                                                    ------------
                                                                      79,975,113

STUDENT LOAN MARKETING ASSOCIATION - 13.57%
3.60% due 09/28/1998                                    9,000,000      9,000,000
4.30% due 02/22/1998                                    7,900,000      7,900,166
5.74% due 11/16/1998                                   21,550,000     21,568,365
FRN due 08/20/1998                                     29,000,000     28,989,908
                                                                    ------------
                                                                      67,458,439

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $222,416,662)                                                $222,416,662
                                                                    ------------


COMMERCIAL PAPER - 53.37%
Abbey National Treasury Services
  PLC, 5.50% due 02/05/1999                           $10,000,000     $9,997,052
Anheuser-Busch, Incorporated,
  5.53% due 07/07/1998                                  5,000,000      4,995,392
Bell Atlantic Financial
  Services, 5.50% due 07/16/1998                       10,000,000      9,977,083
BellSouth Capital Funding
  Corporation, 5.50% due
  07/27/1998                                           24,000,000     23,904,667
Canadian Imperial Bank Commerce,
  5.94% due 10/23/1998                                 15,000,000     15,014,529
General Motors Acceptance
  Corporation, 8.375% due
  02/03/1999                                            9,960,000     10,227,725
Goldman Sachs Group LP,
   5.51% due 08/10/1998                                25,000,000     24,846,722

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     ------------   ------------
COMMERICAL PAPER -CONTINUED
J.P. Morgan & Company,
  Incorporated, FRN, 5.61%, due
  04/05/1999                                         $ 15,000,000   $ 14,996,647
Merrill Lynch Company,
  Incorporated, FRN, 5.61%, due
  04/14/1999                                           20,000,000     20,000,000
Peoples Security Life Insurance
  Company, 5.58% due 08/20/1998                        10,000,000     10,000,000
Pfizer, Incorporated,
  5.50% due 07/06/1998                                 14,125,000     14,114,210
RC Willey Home Furnishings,
  5.52% due 07/15/1998                                 10,000,000      9,978,533
Salomon Smith Barney Holdings,
  Incorporated, 5.53% due
  07/06/1998                                           20,000,000     19,984,639
Sharp Electronics Corporation,
  5.53% due 08/06/1998                                 18,000,000     17,900,460
Strategic Money Market Trust,
  5.625% due 03/05/1998                                20,000,000     20,000,000
The Coca-Cola Company,
  5.49% due 08/10/1998                                 20,000,000     19,878,000
Xerox Capital Corporation,
  5.50% due 07/16/1998                                 19,600,000     19,555,083
                                                                    ------------
                                                                     265,370,742

TOTAL COMMERCIAL PAPER
(Cost: $265,370,742)                                                $265,370,742
                                                                    ------------

PRINCIPAL
AMOUNT                                                                  VALUE
---------                                                           ------------
REPURCHASE AGREEMENTS - 0.94%
$4,683,000    Repurchase Agreement with State
              Street Bank & Trust Company dated
              06/30/1998 at 5.71%, to be
              repurchased at $4,683,743 on
              07/01/1998, collateralized by
              $3,535,000 U.S. Treasury Bonds,
              8.75% due 05/15/2017 (valued at
              $4,781,088, including interest)                       $  4,683,000
                                                                    ------------

TOTAL INVESTMENTS (Money Market Trust)
(Cost: $497,234,248)                                                $497,234,248
                                                                    ============


LIFESTYLE AGGRESSIVE 1000 TRUST

                                                       SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS - 100.00%
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
Blue Chip Growth Trust                                    202,434   $  3,491,991
Emerging Growth Trust                                     277,854      7,021,373
Equity Trust                                              175,932      3,499,293
Growth Trust                                              176,376      3,474,614
International Small Cap Trust                             419,702      6,971,243
International Stock Trust                                 813,823     10,595,982
Pilgrim Baxter Growth Trust                             1,069,324     14,008,142
Real Estate Securities Trust                              421,728      7,106,115
Small Company Value Trust                               1,125,287     14,009,821
                                                                    ------------


TOTAL INVESTMENTS (Lifestyle Aggressive
1000 Trust) (Cost: $68,218,387)                                     $ 70,178,574
                                                                    ============


LIFESTYLE GROWTH 820 TRUST

                                                       SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS - 100.00%
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
Blue Chip Growth Trust                                    928,636   $ 16,018,971
Emerging Growth Trust                                     637,308     16,104,774
Equity Trust                                              807,061     16,052,449
Equity-Income Trust                                       925,954     16,037,521
Growth Trust                                              809,101     15,939,297
High Yield Trust                                        1,138,375     16,051,083
International Small Cap Trust                             962,657     15,989,726
International Stock Trust                               3,733,234     48,606,702
Pilgrim Baxter Growth Trust                             2,452,694     32,130,293
Real Estate Securities Trust                              967,308     16,299,133
Small Company Value Trust                               2,581,046     32,134,020
Strategic Bond Trust                                    2,705,192     32,110,623
U.S. Government Securities Trust                        1,206,949     16,040,356
Value Trust                                             2,060,177     32,097,554
                                                                    ------------

TOTAL INVESTMENTS (Lifestyle Growth 820
Trust) (Cost: $312,465,694)                                         $321,612,502
                                                                    ============

LIFESTYLE BALANCED 640 TRUST

                                                       SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS - 100.00%
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
Emerging Growth Trust                                     615,529   $ 15,554,425
Equity Trust                                              779,484     15,503,946
Equity-Income Trust                                       894,313     15,489,504
Growth Trust                                              781,452     15,394,602
High Yield Trust                                        1,099,472     15,502,551

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1998  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     ------------   ------------
INVESTMENT COMPANIES - CONTINUED
International Stock Trust                               2,403,814   $ 31,297,656
Investment Quality Bond Trust                           2,595,232     30,987,075
Pilgrim Baxter Growth Trust                             1,184,435     15,516,094
Quantitative Equity Trust                                 678,080     15,521,246
Real Estate Securities Trust                              934,252     15,742,152
Small Company Value Trust                               2,492,844     31,035,908
Strategic Bond Trust                                    2,612,753     31,013,378
U.S. Government Securities Trust                        2,331,410     30,984,437
Value Trust                                             1,989,789     31,000,918
                                                                    ------------

TOTAL INVESTMENTS (Lifestyle Balanced
640 Trust) (Cost: $305,997,643)                                     $310,543,892
                                                                    ============

LIFESTYLE MODERATE 460 TRUST

                                                       SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS - 100.00%
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
Blue Chip Growth Trust                                    561,647   $  9,688,417
Equity-Income Trust                                       560,025      9,699,634
High Yield Trust                                          344,248      4,853,902
International Stock Trust                                 752,642      9,799,403
Investment Quality Bond Trust                           1,218,864     14,553,239
Money Market Trust                                        969,403      9,694,033
Quantitative Equity Trust                                 212,309      4,859,755
Strategic Bond Trust                                      818,062      9,710,395
U.S. Government Securities Trust                        1,094,959     14,552,000
Value Trust                                               623,010      9,706,493
                                                                    ------------
TOTAL INVESTMENTS (Lifestyle Moderate
460 Trust) (Cost: $94,996,326)                                      $ 97,117,271
                                                                    ============


LIFESTYLE CONSERVATIVE 280 TRUST

                                                       SHARES          VALUE
                                                     ------------   ------------
COMMON STOCKS - 100.00%
INVESTMENT COMPANIES - 100.00%
Manufacturers Investment Trust
Blue Chip Growth Trust                                    128,095   $  2,209,635
Equity-Income Trust                                       255,450      4,424,386
Investment Quality Bond Trust                             926,620     11,063,844
Money Market Trust                                        884,368      8,843,676
Quantitative Equity Trust                                 193,685      4,433,452
Strategic Bond Trust                                      186,575      2,214,647
U.S. Government Securities Trust                          832,423     11,062,902
                                                                    ------------

TOTAL INVESTMENTS (Lifestyle
Conservative 280 Trust) (Cost:
$43,925,299)                                                        $ 44,252,542
                                                                    ============

Key to Currency Abbreviations

AUD       - Australian Dollar
BEF       - Belgian Franc
CAD       - Canadian Dollar
DKK       - Danish Krone
ECU       - European Currency Unit
FIM       - Finnish Markka
FRF       - French Franc
DEM       - German Deustche Mark
(pound
sterling) - Great British Pound
HKD       - Hong Kong Dollar
IDR       - Indonesian Rupiah
IEP       - Irish Punt
ITL       - Italian Lira
KRW       - Korean Wan
(YEN)     - Japanese Yen
MYR       - Malaysian Ringgit
NLG       - Netherland Guilder
NZD       - New Zealand Dollar
SGD       - Singapore Dollar
ZAR       - South African Rand
ESP       - Spanish Peseta
SEK       - Swedish Krone
CHF       - Swiss Franc
THB       - Thailand Baht

Key to Security Abbreviations and Legend

ADR       - American Depository Receipt
ADS       - American Depository Shares
FRN       - Floating Rate Note (Rate effective as of June 30, 1998).
GDR       - Global Depository Receipt
GTD       - Guaranteed
IO        - Interest Only (Carries notional principal amount)
REIT      - Real Estate Investment Trust
REMIC     - Real Estate Mortgage Investment Conduit
TBA       - To Be Announced
VR        - Variable Rate Demand Note (Rate effective as of June 30, 1998)
(SUPERIOR
CARET)    - Non-Income producing, issuer is in bankruptcy and is in default of interest payments.
*         - Non-Income producing
**        - Purchased on a forward commitment (Note 2)
***       - At June 30, 1998 a portion of this security was pledged to cover forward commitments purchased.
****      - At June 30, 1998 a portion of this security was pledged to cover margin requirements for open futures contracts.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust"), formerly NASL Series Trust, is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following thirty six Portfolios: The Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Emerging Growth Trust ("Emerging Growth"), the Pilgrim Baxter Growth Trust ("Pilgrim Baxter Growth"), the Small/Mid Cap Trust ("Small/Mid Cap"), the International Stock Trust ("International Stock"), the Worldwide Growth Trust ("Worldwide Growth"), the Global Equity Trust ("Global Equity"), the Small Company Value Trust ("Small Company Value"), the Equity Trust ("Equity"), the Growth Trust ("Growth"), the Quantitative Equity Trust ("Quantitative Equity"), the Equity Index Trust ("Equity Index"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Real Estate Securities Trust ("Real Estate Securities"), the Value Trust ("Value"), the International Growth and Income Trust ("International Growth and Income"), the Growth and Income Trust ("Growth and Income"), the Equity-Income Trust ("Equity-Income"), the Balanced Trust ("Balanced"), the Aggressive Asset Allocation Trust ("Aggressive Asset Allocation"), the Moderate Asset Allocation Trust ("Moderate Asset Allocation"), the Conservative Asset Allocation Trust ("Conservative Asset Allocation"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Government Bond Trust ("Global Government Bond"), the Capital Growth Bond Trust ("Capital Growth Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Emerging Growth, Global Government Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to Separate Accounts A, B and C, separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"), to Separate Accounts A, D and E, separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"), to Separate Accounts One, Two, Three, and Four, separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America") and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA is controlled by The Manufacturers Life Insurance Company ("Manulife"), a mutual life insurance company based in Toronto, Canada. MNY is a wholly-owned subsidiary of MNA. Manulife America and Manulife USA are wholly-owned subsidiaries of Manulife.

At June 30, 1998, Manulife America owned seed money shares in Pacific Rim Emerging Markets, International Stock, and Equity Index. Manulife USA owned seed money shares in Science & Technology, Pilgrim Baxter Growth, Worldwide Growth, Value and High Yield.

Manufacturers Securities Services, LLP ("MSS"), formerly NASL Financial Services, a wholly-owned subsidiary of MNA, serves as investment adviser for the Trust (See Note 6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

NAME CHANGE. Effective October 1, 1997, the Trustees, including a majority of Trustees who are not interested persons of the Trust, voted to approve a name change for the Trust from NASL Series Trust to Manufacturers Investment Trust.

NEW PORTFOLIOS. On January 1, 1997, Science & Technology, Pilgrim Baxter Growth, Worldwide Growth, Value and High Yield commenced operations. In addition, also effective January 1, 1997, Emerging Growth, International Stock and Balanced were reorganized whereby all assets and liabilities of these existing Portfolios were transferred to form new Portfolios of the Trust. Concurrent with this reorganization, the subadvisers to these Portfolios were changed. T. Rowe Price Associates, Inc. ("T. Rowe Price") is the subadviser to Science & Technology, Warburg Pincus Asset Management, Inc. ("Warburg Pincus") is the subadviser to Emerging Growth, Pilgrim Baxter & Associates ("PBHG") is the subadviser to Pilgrim Baxter Growth, Rowe Price-Fleming International, Inc. ("Price-Fleming") is the subadviser to International Stock, Founders Asset Management, Inc. ("Founders") is the subadviser to Worldwide Growth and Balanced and Miller Anderson & Sherrerd, LLP ("MAS") is the subadviser to Value and High Yield. On January 7, 1997, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 commenced operations. Manufacturers Adviser Corporation ("MAC") is the subadviser to Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280. Small Company Value, managed by Rosenberg Institutional Equity Management ("Rosenberg") commenced operations on October 1, 1997.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 1998 are not necessarily indicative of annual results. Certain prior year balances have been reclassified to conform with current year presentation.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost basis, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, Real Estate Securities, Investment Quality Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured or which the Portfolio has terminated by entering into an offsetting commitment with the same broker.

FUTURES. All Portfolios with the exception of Real Estate Securities, Investment Quality Bond, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase . The Portfolios could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at June 30, 1998:

                                                                              SALES OF FUTURES CONTRACTS
                                                          ----------------------------------------------------------------
                                                          NUMBER                      AGGREGATE
                                       EXPIRATION         OF OPEN                   MARKET VALUE                 UNREALIZED
                                          DATE            CONTRACTS                 OF CONTRACTS                    LOSS
                                       ------------       ----------               ---------------             ------------
EQUITY INDEX:
S&P 500 Futures..............        September 1998           --                             --

AGGRESSIVE ASSET ALLOCATION:
S&P 500 Futures..............        September 1998            3                       $857,250                  ($36,393)
CAC 40 Futures...............        September 1998           --                             --
DAX 30 Futures...............        September 1998           --                             --
FTSE 100 Futures.............        September 1998           --                             --
NIKKEI 300 Futures...........        September 1998           --                             --

MODERATE ASSET ALLOCATION:
S&P 500 Futures..............        September 1998            6                      1,714,500                   (72,787)

CONSERVATIVE ASSET ALLOCATION:
S&P 500 Futures..............        September 1998            1                        285,756                   (12,131)

HIGH YIELD
Long Gilt....................        September 1998            8         POUND STERLING 869,440                    (1,969)


                                    PURCHASES OF FUTURES CONTRACTS
                                  ----------------------------------
                                   NUMBER               AGGREGATE
                                   OF OPEN             MARKET VALUE                   UNREALIZED
                                  CONTRACTS            OF CONTRACTS                   GAIN/LOSS
                                  ---------    --------------------------            ------------
EQUITY INDEX:
S&P 500 Futures.............          27                      $ 7,715,250              $270,571

AGGRESSIVE ASSET ALLOCATION:
S&P 500 Futures.............          --                               --
CAC 40 Futures..............           8       FRF              6,789,600               123,367
DAX 30 Futures..............           5       DEM              2,937,500               258,996
FTSE 100 Futures............          12       POUND STERLING     706,920                (8,942)
NIKKEI 300 Futures..........          39       YEN            94,848,000               (15,482)

MODERATE ASSET ALLOCATION:
S&P 500 Futures.............          --                               --

CONSERVATIVE ASSET ALLOCATION:
S&P 500 Futures.............          --                               --

HIGH YIELD
Long Gilt...................          --                               --


FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. At June 30, 1998, the forward commitments in Strategic Bond and U.S. Government Securities were valued at $56,499,749 and $71,882,173, respectively.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and must be maintained at that level during the period of the loan. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities.

At June 30, 1998, the value of the securities loaned amounted to $3,029,088, $26,688,712, $11,055,651, $51,889,250, $30,527,220, $75,059,246, $27,260,932,
$6,335,817, $123,879,536, $16,782,083, $234,286,271, $23,340,444, $13,720,368,
$3,027,476, $77,622,182, $26,600,788, $10,811,998, $29,473,614, $57,368,575,
$39,498,421, $14,350,244, $28,851,245, $49,164,089, $6,420,831, $11,424,219,
$31,299,967, $20,074,027, $1,234,163, $60,353,773 and $38,429,098 in Pacific Rim
Emerging Markets, Science & Technology, International Small Cap, Emerging Growth, Pilgrim Baxter Growth, Small/Mid Cap, International Stock, Worldwide Growth, Global Equity, Small Company Value, Equity, Growth, Quantitative Equity, Equity Index, Blue Chip Growth, Real Estate Securities, Value, International Growth and Income, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation,

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Global Government Bond, Capital Growth Bond, Investment Quality Bond and U.S. Government Securities, respectively.

At June 30, 1998, the value of collateral amounted to $3,203,518, $27,572,460, $11,635,753, $54,175,553, $31,537,857, $77,319,495, $28,566,612, $6,576,592,
$130,224,090, $17,449,045, $242,870,601, $24,122,903, $14,232,456, $3,122,824,
$79,909,800, $27,603,151, $11,154,359, $32,407,075, $59,138,837, $40,756,854,
$14,916,924, $29,889,882, $50,973,414, $6,707,621, $11,692,053, $31,987,817,
$20,698,000, $1,270,000, $61,573,772 and $39,208,651 in Pacific Rim Emerging
Markets, Science & Technology, International Small Cap, Emerging Growth, Pilgrim Baxter Growth, Small/Mid Cap, International Stock, Worldwide Growth, Global Equity, Small Company Value, Equity, Growth, Quantitative Equity, Equity Index, Blue Chip Growth, Real Estate Securities, Value, International Growth and Income, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Global Government Bond, Capital Growth Bond, Investment Quality Bond and U.S. Government Securities, respectively.

MORTGAGE DOLLAR ROLLS. Strategic Bond and U.S. Government Securities may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a Portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for International Growth and Income, over a five-year period beginning with the commencement of operations of each Portfolio.

FEDERAL INCOME TAXES. The Trust's and Portfolios policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of Money Market, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date plus one basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. CAPITAL LOSS CARRYFORWARDS. At December 31, 1997, capital loss carryforwards available to offset future realized gains were approximately:

                                                                    CAPITAL LOSS CARRYFORWARD
                                                                       EXPIRATION YEAR
                                         -------------------------------------------------------------------------------
   PORTFOLIO                                2002                  2003                  2004                     2005
---------------                          ----------               ----               ----------               ----------
International Small Cap .......                  --                 --               $  426,000               $3,982,000
Pilgrim Baxter Growth .........                  --                 --                       --                4,038,000
Small/Mid Cap .................                  --                 --                1,180,000                       --
Small Company Value ...........                  --                 --                       --                  732,000
Capital Growth Bond ...........          $  644,000                 --                  213,000                       --
Investment Quality Bond .......           3,114,000                 --                       --                       --
U.S. Government Securities ....           2,529,000                 --                       --                  872,000

4. CAPITAL SHARES. Share activity for the Trust for the six months ended June 30, 1998 was as follows:

                                           SHARES                  CAPITAL
                                         ----------             ------------
PACIFIC RIM EMERGING MARKETS
Sold ...........................          2,517,515             $ 17,452,828
Redeemed .......................         (1,864,492)             (13,028,999)
                                         ----------             ------------
  Net increase .................            653,023             $  4,423,829
                                         ==========             ============

SCIENCE & TECHNOLOGY
Sold ...........................          2,502,403             $ 38,153,812
Redeemed .......................           (568,698)              (8,651,336)
                                         ----------             ------------
  Net increase .................          1,933,705             $ 29,502,476
                                         ==========             ============

INTERNATIONAL SMALL CAP
Sold ...........................          3,549,146             $ 53,988,220
Reinvestment of distributions ..             27,503                  437,568
Redeemed .......................         (3,499,797)             (53,282,728)
                                         ----------             ------------
  Net increase .................             76,852             $  1,143,060
                                         ==========             ============

EMERGING GROWTH
Sold ...........................          1,514,903             $ 37,139,606
Reinvestment of distributions ..            158,191                4,130,364
Redeemed .......................         (1,031,518)             (25,200,064)
                                         ----------             ------------
  Net increase .................            641,576             $ 16,069,906
                                         ==========             ============

PILGRIM BAXTER GROWTH
Sold ...........................          3,435,691             $ 43,762,403
Redeemed .......................         (1,448,232)             (18,593,952)
                                         ----------             ------------
  Net increase .................          1,987,459             $ 25,168,451
                                         ==========             ============

SMALL/MID CAP
Sold ...........................          2,747,027             $ 46,382,744
Redeemed .......................         (1,888,889)             (32,071,413)
                                         ----------             ------------
  Net increase .................            858,138             $ 14,311,331
                                         ==========             ============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------


CAPITAL SHARES, CONTINUED


                                           SHARES                  CAPITAL
                                         ----------             ------------
INTERNATIONAL STOCK
Sold ...........................           8,036,606             $ 101,812,647
Reinvestment of distributions ..                 739                     9,935
Redeemed .......................          (5,104,389)              (64,996,218)
                                         -----------             -------------
 Net increase ..................           2,932,956             $  36,826,364
                                         ===========             =============

WORLDWIDE GROWTH
Sold ...........................             558,993             $   8,498,345
Redeemed .......................            (103,751)               (1,604,418)
                                         -----------             -------------
  Net increase .................             455,242             $   6,893,927
                                         ===========             =============

GLOBAL EQUITY
Sold ...........................           2,182,502             $  45,229,689
Reinvestment of distributions ..           3,005,041                64,337,927
Redeemed .......................          (2,406,921)              (49,805,467)
                                         -----------             -------------
  Net increase .................           2,780,622             $  59,762,149
                                         ===========             =============

SMALL COMPANY VALUE
Sold ...........................           5,172,290             $  65,156,824
Reinvestment of distributions ..               4,241                    56,194
Redeemed .......................            (580,445)               (7,317,453)
                                         -----------             -------------
  Net increase .................           4,596,086             $  57,895,565
                                         ===========             =============

EQUITY
Sold ...........................           3,277,485             $  68,697,738
Reinvestment of distributions ..          14,385,769               293,469,692
Redeemed .......................          (5,476,473)             (115,780,037)
                                         -----------             -------------
  Net increase .................          12,186,781             $ 246,387,393
                                         ===========             =============

GROWTH
Sold ...........................           2,246,562             $  41,552,938
Reinvestment of distributions ..             443,371                 8,441,791
Redeemed .......................            (206,171)               (3,795,235)
                                         -----------             -------------
  Net increase .................           2,483,762             $  46,199,494
                                         ===========             =============

QUANTITATIVE EQUITY
Sold ...........................           1,199,182             $  27,749,856
Reinvestment of distributions ..           1,017,210                23,172,050
Redeemed .......................            (289,576)               (6,774,971)
                                         -----------             -------------
  Net increase .................           1,926,816             $  44,146,935
                                         ===========             =============

EQUITY INDEX
Sold ...........................           1,068,766             $  14,493,526
Reinvestment of distributions ..              50,053                   707,255
Redeemed .......................            (193,433)               (2,528,284)
                                         -----------             -------------
  Net increase .................             925,386             $  12,672,497
                                         ===========             =============

BLUE CHIP GROWTH
Sold ...........................           7,355,675             $ 120,867,949
Reinvestment of distributions ..             932,125                15,836,800
Redeemed .......................          (3,729,286)              (61,026,962)
                                         -----------             -------------
  Net increase .................           4,558,514             $  75,677,787
                                         ===========             =============

REAL ESTATE SECURITIES
Sold ...........................           1,789,828             $  33,663,264
Reinvestment of distributions ..           1,208,641                21,139,142
Redeemed .......................            (534,683)              (10,029,735)
                                         -----------             -------------
  Net increase .................           2,463,786             $  44,772,671
                                         ===========             =============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                           SHARES                  CAPITAL
                                         ----------             ------------
VALUE
Sold ..........................              5,399,547             $  83,869,760
Redeemed ......................               (295,692)               (4,634,715)
                                           -----------             -------------
  Net increase ................              5,103,855             $  79,235,045
                                           ===========             =============

INTERNATIONAL GROWTH AND INCOME
Sold ..........................             10,241,349             $ 123,220,091
Reinvestment of distributions .                961,602                12,000,793
Redeemed ......................             (9,608,341)              (14,829,600)
                                           -----------             -------------
  Net increase ................              1,594,610             $ 120,391,284
                                           ===========             =============

GROWTH AND INCOME
Sold ..........................              6,736,043             $ 172,606,058
Reinvestment of distributions .              4,443,994               114,877,243
Redeemed ......................             (1,823,246)              (47,110,257)
                                           -----------             -------------
  Net increase ................              9,356,791             $ 240,373,044
                                           ===========             =============

EQUITY-INCOME
Sold ..........................              5,644,145             $  99,886,888
Reinvestment of distributions .              3,319,011                59,543,058
Redeemed ......................             (2,701,156)              (47,896,925)
                                           -----------             -------------
  Net increase ................              6,262,000             $ 111,533,021
                                           ===========             =============

BALANCED
Sold ..........................              1,156,752             $  22,641,624
Reinvestment of distributions .              1,349,790                24,998,103
Redeemed ......................               (212,935)               (4,195,997)
                                           -----------             -------------
  Net increase ................              2,293,607             $  43,443,730
                                           ===========             =============

AGGRESSIVE ASSET ALLOCATION
Sold ..........................                307,583             $   4,559,711
Reinvestment of distributions .              1,988,692                29,094,564
Redeemed ......................             (1,428,280)              (21,067,931)
                                           -----------             -------------
  Net increase ................                867,995             $  12,586,344
                                           ===========             =============

MODERATE ASSET ALLOCATION
Sold ..........................                107,483             $   1,462,299
Reinvestment of distributions .              5,317,384                68,115,685
Redeemed ......................             (3,267,825)              (42,901,053)
                                           -----------             -------------
  Net increase ................              2,157,042             $  26,676,931
                                           ===========             =============

CONSERVATIVE ASSET ALLOCATION
Sold ..........................                265,705             $   3,128,033
Reinvestment of distributions .              1,646,332                18,570,627
Redeemed ......................             (2,057,004)              (24,330,835)
                                           -----------             -------------
  Net decrease ................               (144,967)            ($  2,632,175)
                                           ===========             =============

HIGH YIELD
Sold ..........................              5,058,307             $  70,793,273
Reinvestment of distributions .                 24,312                   343,765
Redeemed ......................               (294,025)               (4,108,384)
                                           -----------             -------------
  Net increase ................              4,788,594             $  67,028,654
                                           ===========             =============

STRATEGIC BOND
Sold ..........................              5,486,889             $  67,698,760
Reinvestment of distributions .              2,251,302                26,813,006
Redeemed ......................             (1,820,015)              (22,336,554)
                                           -----------             -------------
  Net increase ................              5,918,176             $  72,175,212
                                           ===========             =============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                           SHARES                  CAPITAL
                                         ----------             ------------
GLOBAL GOVERNMENT BOND
Sold ........................                293,678             $   4,151,115
Reinvestment of distributions              1,512,137                19,914,849
Redeemed ....................             (1,651,397)              (22,717,734)
                                         -----------             -------------
  Net increase ..............                154,418             $   1,348,230
                                         ===========             =============

CAPITAL GROWTH BOND
Sold ........................                493,877             $   5,815,395
Reinvestment of distributions                272,441                 3,103,100
Redeemed ....................               (268,292)               (3,154,330)
                                         -----------             -------------
  Net increase ..............                498,026             $   5,764,165
                                         ===========             =============

INVESTMENT QUALITY BOND
Sold ........................              5,277,147             $  63,216,686
Reinvestment of distributions                990,654                11,620,376
Redeemed ....................             (1,175,634)              (14,156,271)
                                         -----------             -------------
  Net increase ..............              5,092,167             $  60,680,791
                                         ===========             =============

U.S. GOVERNMENT SECURITIES
Sold ........................              4,207,264             $  56,740,923
Reinvestment of distributions                996,467                13,043,750
Redeemed ....................             (2,331,922)              (31,333,850)
                                         -----------             -------------
  Net increase ..............              2,871,809             $  38,450,823
                                         ===========             =============

MONEY MARKET
Sold ........................             49,467,106             $ 494,671,057
Reinvestment of distributions              1,234,146                12,341,457
Redeemed ....................            (44,551,895)             (445,518,945)
                                         -----------             -------------
  Net increase ..............              6,149,357             $  61,493,569
                                         ===========             =============

LIFESTYLE AGGRESSIVE 1000
Sold ........................              1,665,286             $  23,326,152
Reinvestment of distributions                221,591                 3,164,313
Redeemed ....................               (478,566)               (6,791,252)
                                         -----------             -------------
  Net increase ..............              1,408,311             $  19,699,213
                                         ===========             =============

LIFESTYLE GROWTH 820
Sold ........................              6,326,912             $  90,146,778
Reinvestment of distributions                991,494                14,337,008
Redeemed ....................               (343,607)               (4,985,235)
                                         -----------             -------------
  Net increase ..............              6,974,799             $  99,498,551
                                         ===========             =============

LIFESTYLE BALANCED 640
Sold ........................              8,211,376             $ 113,533,748
Reinvestment of distributions                963,401                13,439,938
Redeemed ....................               (266,660)               (3,766,658)
                                         -----------             -------------
  Net increase ..............              8,908,117             $ 123,207,028
                                         ===========             =============

LIFESTYLE MODERATE 460
Sold ........................              3,291,717             $  45,023,256
Reinvestment of distributions                228,386                 3,139,778
Redeemed ....................               (372,774)               (5,057,521)
                                         -----------             -------------
  Net increase ..............              3,147,329             $  43,105,513
                                         ===========             =============

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                           SHARES                  CAPITAL
                                         ----------             ------------
LIFESTYLE CONSERVATIVE 280
Sold ........................             1,808,903             $ 23,685,460
Reinvestment of distributions               132,403                1,715,028
Redeemed ....................               (57,116)                (753,667)
                                         ----------             ------------
  Net increase ..............             1,884,190             $ 24,646,821
                                         ==========             ============


5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six months ended June 30, 1998:

                                                          PURCHASES                                       SALES
                                               ---------------------------------             ----------------------------------
                                                  U.S.                                          U.S.
    PORTFOLIO                                  GOVERNMENT         OTHER ISSUES               GOVERNMENT            OTHER ISSUES
    ---------                                  ----------         ------------               ----------            ------------
Pacific Rim Emerging Markets ..                      --            $ 11,234,047                      --            $  5,902,257
Science & Technology ..........                      --              75,561,557                      --              47,814,293
International Small Cap .......                      --              34,844,155                      --              30,544,160
Emerging Growth ...............                      --             117,954,029                      --             105,948,840
Pilgrim Baxter Growth .........                      --             154,721,484                      --             133,123,974
Small/Mid Cap .................                      --             235,616,905                      --             205,695,870
International Stock ...........                      --              66,919,359                      --              21,246,732
Worldwide Growth ..............                      --              15,925,564                      --              10,767,076
Global Equity .................                      --             128,154,077                      --             129,255,377
Small Company Value ...........                      --             109,545,085                      --              51,187,787
Equity ........................                      --             667,322,307                      --             725,400,056
Growth ........................                      --             135,790,637                      --              87,643,559
Quantitative Equity ...........                      --             253,366,331                      --             228,427,034
Equity Index ..................                      --              11,469,992                      --                 133,863
Blue Chip Growth ..............                      --             232,696,087                      --             167,248,233
Real Estate Securities ........                      --             105,726,769                      --              78,215,460
Value .........................                      --             102,684,283                      --              35,068,417
International Growth and Income                      --             239,857,149                      --             221,949,132
Growth and Income .............                      --             226,314,776                      --              80,688,407
Equity-Income .................                      --             170,502,125                      --             104,418,175
Balanced ......................            $ 33,873,359             144,058,294            $ 38,418,528             139,260,757
Aggressive Asset Allocation ...               6,373,463              63,103,698               1,319,769              78,832,936
Moderate Asset Allocation .....             128,882,755             147,278,082             108,342,401             191,263,725
Conservative Asset Allocation .             104,423,583              28,133,396              57,453,531              95,083,757
High Yield ....................                      --             126,261,436                      --              63,180,444
Strategic Bond ................             378,627,050             188,887,705             370,971,725             138,433,754
Global Government Bond ........                      --             103,045,010                      --             119,533,487
Capital Growth Bond ...........               9,804,550                      --                      --               6,003,121
Investment Quality Bond .......              49,993,561              45,911,185              17,088,013              20,511,818
U.S. Government Securities ....             543,348,210                      --             495,993,087                      --
Lifestyle Aggressive 1000 .....                      --              32,587,436                      --              14,463,574
Lifestyle Growth 820 ..........                      --             132,688,928                      --              38,737,334
Lifestyle Balanced 640 ........                      --             162,582,395                      --              42,122,760
Lifestyle Moderate 460 ........                      --              55,961,290                      --              13,227,746
Lifestyle Conservative 280 ....                      --              30,352,747                      --               5,841,408


Purchases and sales for Money Market for the six months ended June 30, 1998 were $5,514,370,347 and $5,457,161,942, respectively.

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NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES - CONTINUED

At June 30, 1998, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                                TAX BASIS           APPRECIATION           UNREALIZED            UNREALIZED
   PORTFOLIO                                      COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
   ---------                                      ----             --------------         ------------          ------------
Pacific Rim Emerging Markets........           $33,798,637           ($6,618,330)          $3,713,780           $10,332,110
Science & Technology................           133,092,376            35,257,254           41,573,849             6,316,595
International Small Cap.............           133,738,657            44,488,841           47,836,721             3,347,880
Emerging Growth.....................           311,928,085           102,469,955          117,918,398            15,448,443
Pilgrim Baxter Growth...............           150,123,027             5,199,192           12,035,548             6,836,356
Small/Mid Cap ......................           362,729,304           136,162,613          138,706,926             2,544,313
International Stock.................           211,676,357            47,637,123           58,385,825            10,748,702
Worldwide Growth....................            37,935,215             9,868,182           10,766,440               898,258
Global Equity.......................           889,523,472           329,210,034          378,373,512            49,163,478
Small Company Value.................           142,445,961            19,218,872           27,912,408             8,693,536
Equity..............................         1,769,933,386           364,392,535          452,772,202            88,379,667
Growth..............................           226,313,750            61,670,536           65,045,566             3,375,030
Quantitative Equity.................           214,131,611            32,736,570           36,383,418             3,646,848
Equity Index........................            43,444,144             7,386,424            8,288,652               902,228
Blue Chip Growth....................           740,076,096           243,978,582          250,175,191             6,196,609
Real Estate Securities..............           208,348,737            23,102,847           31,219,637             8,116,790
Value...............................           236,383,631            16,914,015           28,873,350            11,959,335
International Growth and Income.....           258,004,867            44,312,114           58,809,659            14,497,545
Growth and Income...................         1,369,817,523           705,879,424          723,351,647            17,472,223
Equity-Income.......................           907,225,170           226,882,844          246,955,105            20,072,261
Balanced............................           213,159,476            28,379,462           30,287,023             1,907,561
Aggressive Asset Allocation.........           230,375,602            88,978,866           95,837,950             6,859,084
Moderate Asset Allocation...........           574,300,838           156,507,973          168,454,923            11,946,950
Conservative Asset Allocation.......           183,808,273            24,315,470           26,150,038             1,834,568
High Yield..........................           175,244,404            10,862,298           14,337,554             3,475,256
Strategic Bond......................           504,268,264            32,546,698           41,676,031             9,129,333
Global Government Bond..............           211,305,894            16,310,090           23,391,180             7,081,090
Capital Growth Bond.................            56,891,872             3,411,660            3,437,949                26,289
Investment Quality Bond.............           299,350,245            65,982,347           67,372,593             1,390,246
U.S. Government Securities..........           390,982,053            42,732,805           43,118,433               385,628
Lifestyle Aggressive 1000...........            68,343,614             1,834,961            2,898,314             1,063,353
Lifestyle Growth 820................           312,711,806             8,900,695           12,562,085             3,661,390
Lifestyle Balanced 640..............           306,161,769             4,382,123            7,429,743             3,047,620
Lifestyle Moderate 460..............            95,043,060             2,074,212            2,277,027               202,815
Lifestyle Conservative 280..........            43,955,111               297,431              365,875                68,444

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

6. INVESTMENT ADVISORY AGREEMENTS. Effective March 20, 1987, the Trust entered into an Investment Advisory Agreement with MSS (the "Adviser"), a wholly-owned subsidiary of MNA and the principal underwriter of the variable annuity contracts issued by MNA and MNY. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio, except for the Lifestyle Trusts for which the Adviser makes no charge. Advisory fees charged to each Portfolio were as follows:

  PORTFOLIO                                                      FEE
  ---------                                                      ---
Pacific Rim Emerging Markets......................               .850%
Science & Technology..............................              1.100%
International Small Cap...........................              1.100%
Emerging Growth...................................              1.050%
Pilgrim Baxter Growth.............................              1.050%
Small/Mid Cap.....................................              1.000%
International Stock...............................              1.050%
Worldwide Growth..................................              1.000%
Global Equity.....................................               .900%
Small Company Value...............................              1.050%
Equity............................................               .750%
Growth............................................               .850%
Quantitative Equity...............................               .700%
Equity Index......................................               .250%
Blue Chip Growth..................................               .925%
Real Estate Securities............................               .700%
Value.............................................               .800%
International Growth and Income...................               .950%
Growth and Income.................................               .750%
Equity-Income.....................................               .800%
Balanced..........................................               .800%
Aggressive Asset Allocation.......................               .750%
Moderate Asset Allocation.........................               .750%
Conservative Asset Allocation.....................               .750%
High Yield........................................               .775%
Strategic Bond....................................               .775%
Global Government Bond............................               .800%
Capital Growth Bond...............................               .650%
Investment Quality Bond...........................               .650%
U.S. Government Securities........................               .650%
Money Market......................................               .500%


For the six months ended June 30, 1998, the Adviser paid aggregate subadvisory fees of $16,887,202 and retained net investment advisory fees after payment of subadvisory fees of $29,085,638, allocated among the portfolios as follows:

                                                                   FEE AS A % OF                                FEE AS A % OF
                                                                      AVERAGE                                      AVERAGE
                                                 FEE             ANNUAL NET ASSETS            FEE                ANNUAL NET
                                               PAID TO                PAID TO               RETAINED           ASSETS RETAINED
PORTFOLIO                                     SUBADVISER             SUBADVISER            BY ADVISER            BY ADVISER
---------                                     ----------             ----------            ----------            ----------
Pacific Rim Emerging Markets........           $50,761                .400%                 $57,105                 .450%
Science & Technology................           265,752                .600%                 221,461                 .500%
International Small Cap.............           438,486                .620%                 342,677                 .480%
Emerging Growth.....................           792,730                .550%                 720,665                 .500%
Pilgrim Baxter Growth...............           331,139                .600%                 248,354                 .450%
Small/Mid Cap.......................           742,452                .496%                 755,357                 .504%
International Stock.................           477,471                .545%                 441,909                 .505%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                                   FEE AS A % OF                                FEE AS A % OF
                                                                      AVERAGE                                      AVERAGE
                                                 FEE                 ANNUAL NET               FEE                ANNUAL NET
                                               PAID TO             ASSETS PAID TO           RETAINED           ASSETS RETAINED
PORTFOLIO                                     SUBADVISER             SUBADVISER            BY ADVISER            BY ADVISER
---------                                     ----------             ----------            ----------            ----------
Worldwide Growth....................           $88,739                .600%                 $59,159                 .400%
Global Equity.......................         1,741,386                .370%               2,497,288                 .530%
Small Company Value.................           287,798                .588%                 226,427                 .462%
Equity..............................         1,841,676                .231%               4,134,813                 .519%
Growth..............................           448,969                .444%                 409,830                 .406%
Quantitative Equity.................           227,747                .237%                 444,686                 .463%
Equity Index........................            17,949                .100%                  26,924                 .150%
Blue Chip Growth....................         1,643,464                .412%               2,046,352                 .513%
Real Estate Securities..............           202,401                .240%                 388,721                 .460%
Value...............................           309,263                .320%                 461,281                 .480%
International Growth and Income.....           517,619                .460%                 551,377                 .490%
Growth and Income...................         1,717,426                .190%               5,061,889                 .560%
Equity-Income.......................         1,129,984                .225%               2,894,061                 .575%
Balanced............................           335,357                .340%                 453,718                 .460%
Aggressive Asset Allocation.........           444,535                .349%                 511,835                 .401%
Moderate Asset Allocation...........           870,556                .280%               1,464,232                 .470%
Conservative Asset Allocation.......           310,085                .312%                 435,398                 .438%
High Yield..........................           202,179                .320%                 288,091                 .455%
Strategic Bond......................           556,672                .281%                 976,855                 .494%
Global Government Bond..............           369,706                .353%                 467,408                 .447%
Capital Growth Bond.................            62,706                .225%                 118,445                 .425%
Investment Quality Bond.............           233,663                .220%                 457,579                 .430%
U.S. Government Securities..........           274,891                .206%                 593,978                 .444%
Money Market........................           175,289                .072%               1,033,974                 .428%

Of the total retained by the Adviser, $1,525,234 was paid to Manulife America and $43,366 was paid to Manulife USA.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions and interest) incurred in excess, on an annualized basis, of 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Science & Technology, Emerging Growth, Pilgrim Baxter Growth, Small/Mid Cap, Growth, Equity, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Growth and Income, Equity-Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond, Capital Growth Bond, Investment Quality Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, International Stock, Worldwide Growth, Global Equity, International Growth and Income and Global Government Bond. In the case of the Lifestyle Trusts, the Adviser has agreed to pay the expenses of the Lifestyle Trusts (other than the expenses of the underlying Portfolios). This expense reimbursement may be terminated at any time. For the six months ended June 30, 1998, the Adviser reimbursed Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 the amounts of $28,149, $5,688, $25,611, $23,429, $6,724 and $2,824 respectively, for expenses incurred in excess of the applicable limitations.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or director of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $30,000.


8. COMMITMENTS. At June 30, 1998, International Small Cap, Worldwide Growth, Global Equity, International Growth and Income, Balanced, Aggressive Asset Allocation, Moderate Asset Allocation, Conservative Asset Allocation, High Yield, Strategic Bond and Global Government Bond had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at June 30, 1998 were as follows:

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                            NET
                                                                                                                        UNREALIZED
                                         CONTRACTS        IN EXCHANGE             SETTLEMENT                          APPRECIATION
                                        TO DELIVER            FOR                   DATE             VALUE          (DEPRECIATION)
                                        ----------     ----------------------       ----             -----          --------------
INTERNATIONAL SMALL CAP:

PURCHASES                               $   111,011    ATS          1,412,057     07/01/1998       $    111,295          $     284
                                            278,162    NOK          2,127,937     07/01/1998            277,635               (526)
                                                       POUND
                                            147,688    STERLING        88,969     07/03/1998            148,551                863
                                        -----------                                                 -----------          ---------
                                        $   536,861                                                 $   537,482          $     621
                                        ===========                                                 ===========          =========

SALES
   Great British Pounds..........           274,116               $   456,596     07/01/1998        $   457,691          $  (1,095)
   Great British Pounds..........           373,539                   621,943     07/02/1998            623,698             (1,756)
   Great British Pounds..........           107,793                   178,936     07/03/1998            179,982             (1,046)
                                                                  -----------                       ----------
                                                                  $ 1,257,475                       $ 1,261,372            ($3,897)
                                                                  ===========                       ===========          ---------
                                                                                                                           ($3,276)
                                                                                                                         =========

WORLDWIDE GROWTH:
                                                       POUND
PURCHASES                               $    98,404    STERLING        59,101     07/02/1998        $    98,682               $278
                                        ===========                                                 ===========          =========

GLOBAL EQUITY:

SALES
   Great British Pound...........         32,400,000              $52,882,650     12/16/1998        $53,582,237          ($699,587)
                                                                  ===========                       ===========          =========
     .
INTERNATIONAL GROWTH AND INCOME:

PURCHASES                                $ 1,268,231   CHF          1,858,973     08/19/1998        $ 1,233,755           ($34,476)
                                          22,758,127   DEM         40,361,344     08/19/1998         22,447,799           (310,329)
                                           2,475,252   IEP          1,759,528     08/19/1998          2,455,404            (19,848)
                                           1,041,635   NZD          2,050,489     08/19/1998          1,063,508             21,873
                                             609,754   SGD          1,015,789     08/19/1998            600,991             (8,763)
                                        ------------                                                -----------          ---------
                                         $28,152,999                                                $27,801,457          ($351,542)
                                         ===========                                                ===========          ---------


SALES
   Australian Dollar.............         7,860,522                $4,814,131     08/19/1998         $4,882,594           ($68,463)
   Swiss Franc...................         9,302,567                 6,337,047     08/19/1998          6,173,888            163,159
   German Deutsche Mark..........        66,465,522                37,441,260     08/19/1998         36,966,179            475,081
   French Franc..................        26,100,000                 4,322,767     08/19/1998          4,330,196             (7,429)
   Hong Kong Dollar..............        15,040,000                 1,913,931     08/19/1998          1,932,466            (18,535)
   Irish Punt....................         1,759,528                 2,506,447     08/19/1998          2,455,404             51,043
   New Zealand Dollar............         3,936,733                 2,086,240     08/19/1998          2,041,830             44,411
   Singapore Dollar..............         1,015,789                   614,698     08/19/1998            600,991             13,708
   South African Rand............         4,400,000                   814,739     08/19/1998            724,742             89,997
                                                                  -----------                       -----------            -------
     .                                                            $60,851,261                       $60,108,289          $ 742,972
                                                                  ===========                       ===========          ---------


                                                                                                                          NET
CROSS CURRENCY:                                                                                                        UNREALIZED
PAYABLE            CONTRACTS                       RECEIVABLE     IN EXCHANGE                     SETTLEMENT          APPRECIATION
CURRENCY          TO DELIVER           VALUE        CURRENCY          FOR            VALUE           DATE            (DEPRECIATION)
--------          -----------          ------       --------          ----           ------          ----            --------------
POUND
STERLING           510,336           $851,081          SEK          6,395,971       $850,520      07/01/1998             ($561)
SGD                223,730            131,527          DKK            900,000        130,645      07/01/1998              (822)
                                     --------                                       --------                          --------
                                     $982,608                                       $981,164                           ($1,443)
                                     ========                                       ========                          --------
                                                                                                                      $389,987
                                                                                                                      ========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                       NET
                                                                                                                    UNREALIZED
                                     CONTRACTS               IN EXCHANGE            SETTLEMENT                      APPRECIATION
                                     TO DELIVER                  FOR                   DATE             VALUE       (DEPRECIATION)
                                    ----------                   ---                   ----             -----       --------------
BALANCED:

PURCHASES ....................     $    402,797             FRF       2,427,458      07/31/1998     $    401,518      ($  1,279)
                                   ============                                                     ============      =========

AGGRESSIVE ASSET ALLOCATION:

SALES
   Italian Lira ..............      249,000,000                     $   139,574      07/02/1998     $    140,144      ($    570)
                                                                    ============                    ============      =========

MODERATE ASSET ALLOCATION:

SALES
   Japanese Yen ..............        8,000,000                     $    56,410      07/01/1998     $     57,858      ($  1,448)
   Italian Lira ..............      411,000,000                         230,381      07/02/1998          231,321           (940)
                                                                    -----------                     ------------      ---------
                                                                    $   286,791                     $    289,179      ($  2,388)
                                                                    ============                    ============      =========

CONSERVATIVE ASSET ALLOCATION:

SALES
   Italian Lira ..............      106,000,000                     $    59,417      07/02/1998     $     59,659      ($    242)
                                                                    ===========                     ============      =========

HIGH YIELD:

SALES
   German Deutsche Mark ......        1,880,000                     $ 1,060,351      08/31/1998     $  1,046,278      $  14,072
   German Deutsche Mark ......        1,115,000                         622,905      09/18/1998          621,175          1,730
   German Deutsche Mark ......        2,120,000                       1,188,105      09/22/1998        1,181,341          6,764
   German Deutsche Mark ......        1,350,000                         759,707      09/24/1998          752,355          7,352
   Great British Pounds ......          865,000                       1,430,710      10/02/1998        1,436,758         (6,048)
   German Deutsche Mark ......        1,250,000                         693,289      10/06/1998          697,102         (3,813)
                                                                    -----------                     ------------      ---------
                                                                    $ 5,755,066                     $  5,735,009      $  20,057
                                                                    ===========                     ============      =========

STRATEGIC BOND:

SALES
   Canadian Dollar ...........        6,492,884                     $ 4,530,974      08/12/1998     $  4,416,342      $ 114,632
   German Deutsche Mark ......       10,904,196                       6,150,000      08/12/1998        6,062,096         87,904
   Danish Krone ..............       34,024,770                       5,048,185      08/12/1998        4,961,810         86,375
   Japanese Yen ..............      258,054,286                       1,972,892      08/12/1998        1,878,224         94,668
   Netherland Guilder ........        1,867,629                         934,282      08/12/1998          921,191         13,091
   New Zealand Dollar ........        2,694,248                       1,444,117      08/12/1998        1,398,021         46,097
                                                                    -----------                     ------------      ---------
                                                                    $20,080,449                     $ 19,637,684      $ 442,766
                                                                    ===========                     ============      ---------
PURCHASES
                                   $  1,910,594             CAD       2,760,809      08/12/1998     $  1,877,852      ($ 32,742)
                                     10,395,317             DEM      18,396,057      08/12/1998       10,227,134       (168,183)
                                   ------------                                                     ------------      ---------
                                   $ 12,305,911                                                     $ 12,104,986      ($200,925)
                                   ============                                                     ============      ---------


                                                                                                                          NET
CROSS CURRENCY:                                                                                                       UNREALIZED
PAYABLE              CONTRACTS                     RECEIVABLE    IN EXCHANGE                       SETTLEMENT        APPRECIATION
CURRENCY            TO DELIVER        VALUE         CURRENCY         FOR            VALUE             DATE           (DEPRECIATION)
--------            ----------        ------        --------         ----           ------            ----          --------------
DEM                 5,140,000       $2,873,297         GRD       884,080,000      $2,887,264       08/12/1998            $13,966
DEM                 3,480,000        1,949,050         NLG         3,922,134       1,948,990       08/12/1998                (60)
GRD               856,996,000        2,756,782         DEM         4,820,000      $2,698,063       08/12/1998            (58,719)
                                    ----------                                    ----------                            --------
                                    $7,579,129                                    $7,534,317                            ($44,813)
                                    ==========                                    ==========                            --------
                                                                                                                        $197,028
                                                                                                                        ========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
-------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                        NET
                                                                                                                     UNREALIZED
                                  CONTRACTS                IN EXCHANGE            SETTLEMENT                        APPRECIATION
                                 TO DELIVER                     FOR                  DATE             VALUE        (DEPRECIATION)
                                 ------------         ------------------------   --------------   --------------   --------------
GLOBAL GOVERNMENT BOND:

SALES
   Japanese Yen .......         341,100,000                    $     2,392,006     07/01/1998     $   2,466,912      ($   74,907)
   South African Rand..          79,352,400                         15,200,000     07/02/1998        13,367,805        1,832,195
   South African Rand..          56,897,025                          9,600,000     07/15/1998         9,521,519           78,481
   Great British Pound.          14,022,841                         22,900,000     07/28/1998        23,377,323         (477,323)
   New Zealand Dollar..          32,549,389                         17,300,000     07/28/1998        16,904,725          395,275
   South African Rand..          37,770,150                          6,050,000     08/03/1998         6,264,616         (214,616)
   Australian Dollar...          21,661,694                         14,600,000     10/02/1998        13,461,935        1,138,065
   Danish Krone .......          61,483,500                          9,000,000     10/02/1998         8,986,107           13,893
   Italian Lira .......      40,578,400,000                         23,000,000     10/02/1998        22,876,040          123,960
   Swedish Krone ......         235,256,400                         29,200,000     10/02/1998        29,607,828         (407,828)
   Australian Dollar...          21,635,263                         13,800,000     12/02/1998        13,457,310          342,691
   Danish Krone .......          40,947,000                          6,000,000     12/02/1998         6,001,662           (1,662)
   Swedish Krone ......          79,485,000                         10,000,000     12/02/1998        10,030,412          (30,412)
                                                               ---------------                    -------------      -----------
                                                               $   179,042,006                    $ 176,324,194      $ 2,717,812
                                                               ===============                    =============      -----------
PURCHASES
                            $     1,540,086            ZAR           9,336,000     07/03/1998     $   1,574,368      $    34,282
                                 13,725,825            ZAR          79,352,400     07/02/1998        13,367,805         (358,020)
                                                       POUND
                                 23,020,902            STERLING     14,022,841     07/28/1998        23,377,323          356,422
                                 16,672,372            NZD          32,549,389     07/28/1998        16,904,725          232,353
                                 14,118,551            AUD          21,661,694     10/02/1998        13,461,935         (656,616)
                                  9,076,751            DKK          61,483,500     10/02/1998         8,986,107          (90,644)
                                 22,899,101            ITL      40,578,400,000     10/02/1998        22,876,040          (23,060)
                                 30,010,489            SEK         235,256,400     10/02/1998        29,607,828         (402,661)
                                 13,087,619            AUD          21,635,263     12/02/1998        13,457,310          369,691
                            ---------------                                                       -------------      -----------
                            $   144,151,693                                                       $ 143,613,441      ($  538,252)
                            ===============                                                       =============      -----------



CROSS CURRENCY:                                                                                                            NET
                                                                                                                        UNREALIZED
PAYABLE           CONTRACTS                      RECEIVABLE        IN EXCHANGE                         SETTLEMENT      APPRECIATION
CURRENCY         TO DELIVER          VALUE        CURRENCY             FOR              VALUE             DATE        (DEPRECIATION)
--------         -----------         ------       --------            ----              ------            ----        -------------
                                                   POUND
DEM              64,235,580       $36,163,487      STERLING         21,800,000        $36,234,938      12/02/1998       $   71,451
GBP                23,374,716      38,401,433      DEM              68,927,840         38,339,430      12/02/1998          (62,303)
                                  -----------                                         -----------                       -----------
                                  $74,564,920                                         $74,574,368                       $    9,448
                                  ===========                                         ===========                       ----------
                                                                                                                        $2,189,008
                                                                                                                        ==========